American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2023
unaudited
Common stocks 94.42% Information technology 25.33%	Shares	Value (000)
Microsoft Corp.	1,630,630	$514,871
ASML Holding NV	436,031	256,055
ASML Holding NV (ADR)	200,245	117,876
Taiwan Semiconductor Manufacturing Co., Ltd.	10,510,200	170,561
NVIDIA Corp.	328,443	142,869
Applied Materials, Inc.	923,000	127,789
Apple, Inc.	493,074	84,419
Broadcom, Inc.	85,007	70,605
Synopsys, Inc.[1]	99,853	45,830
Keyence Corp.	117,700	43,746
Samsung Electronics Co., Ltd.	785,100	39,777
EPAM Systems, Inc.[1]	144,364	36,912
Capgemini SE	125,727	21,831
Salesforce, Inc.[1]	95,600	19,386
Arista Networks, Inc.[1]	102,856	18,918
Socionext, Inc.[2]	189,100	18,648
TE Connectivity, Ltd.	112,664	13,917
NEC Corp.	243,600	13,455
Shopify, Inc., Class A, subordinate voting shares[1]	178,500	9,741
		1,767,206
Health care 17.64%
Novo Nordisk AS, Class B	3,572,824	325,005
UnitedHealth Group, Inc.	218,500	110,165
DexCom, Inc.[1]	969,700	90,473
Eli Lilly and Co.	155,740	83,653
Regeneron Pharmaceuticals, Inc.[1]	95,036	78,211
Cigna Group (The)	259,119	74,126
AstraZeneca PLC	547,010	73,615
Centene Corp.[1]	745,665	51,361
Thermo Fisher Scientific, Inc.	96,466	48,828
Pfizer, Inc.	1,235,000	40,965
ResMed, Inc.	242,000	35,785
Sanofi	333,000	35,732
Bayer AG	494,194	23,736
Danaher Corp.	75,500	18,732
Alnylam Pharmaceuticals, Inc.[1]	104,200	18,454
Argenx SE (ADR)[1]	36,200	17,797
Zoetis, Inc., Class A	90,200	15,693
EssilorLuxottica SA	88,074	15,310
Vertex Pharmaceuticals, Inc.[1]	43,700	15,196
Catalent, Inc.[1]	287,200	13,076
agilon health, Inc.[1,2]	577,000	10,247
Siemens Healthineers AG	163,670	8,314
Bachem Holding AG2	93,403	6,886
Revance Therapeutics, Inc.[1]	597,000	6,848
Roche Holding AG, nonvoting non-registered shares	15,000	4,091
American Funds Insurance Series — Page 1 of 274

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Sonova Holding AG	17,000	$4,029
Virbac SA	11,016	2,977
Viatris, Inc.	110,678	1,091
Euroapi SA1	5,869	74
		1,230,470
Consumer discretionary 15.04%
Chipotle Mexican Grill, Inc.[1]	146,200	267,814
LVMH Moët Hennessy-Louis Vuitton SE	224,441	169,324
Floor & Decor Holdings, Inc., Class A1	914,698	82,780
Renault SA	1,688,781	69,147
Booking Holdings, Inc.[1]	16,000	49,343
Prosus NV, Class N	1,449,418	42,714
Evolution AB	367,568	37,039
MGM China Holdings, Ltd.[1]	27,294,400	35,544
MercadoLibre, Inc.[1]	22,250	28,210
NIKE, Inc., Class B	266,500	25,483
Coupang, Inc., Class A1	1,445,604	24,575
Moncler SpA	360,570	20,930
Wynn Macau, Ltd.[1,2]	21,430,000	20,453
lululemon athletica, Inc.[1]	52,600	20,283
InterContinental Hotels Group PLC	254,000	18,726
Amazon.com, Inc.[1]	147,000	18,687
Home Depot, Inc.	59,500	17,979
Tractor Supply Co.	75,200	15,269
LKQ Corp.	305,253	15,113
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,434,100	14,183
Tesla, Inc.[1]	48,800	12,211
Global-E Online, Ltd.[1,2]	300,000	11,922
Lowe’s Companies, Inc.	54,000	11,223
IDP Education, Ltd.	802,377	11,003
Five Below, Inc.[1]	30,349	4,883
Polaris, Inc.	40,514	4,219
		1,049,057
Financials 10.87%
Tradeweb Markets, Inc., Class A	1,527,288	122,488
3i Group PLC	3,026,000	76,166
Fiserv, Inc.[1]	497,600	56,209
HDFC Bank, Ltd.	3,005,396	55,037
AXA SA	1,692,893	50,144
AIA Group, Ltd.	5,687,800	46,009
Blackstone, Inc.	312,000	33,428
Aon PLC, Class A	96,600	31,320
Citigroup, Inc.	617,255	25,388
Prudential PLC	2,296,675	24,731
Société Générale	1,011,450	24,467
London Stock Exchange Group PLC	216,553	21,739
Visa, Inc., Class A	90,997	20,930
Banco Santander, SA	5,334,500	20,257
Mastercard, Inc., Class A	49,000	19,400
Julius Baer Group, Ltd.	262,000	16,790
Ping An Insurance (Group) Company of China, Ltd., Class H	2,689,500	15,234
Zurich Insurance Group AG	32,005	14,666
Wells Fargo & Co.	347,300	14,191
American Funds Insurance Series — Page 2 of 274

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
VZ Holding AG	114,471	$11,944
Ameriprise Financial, Inc.	34,676	11,432
Eurobank Ergasias Services and Holdings SA1	6,791,000	10,458
Swissquote Group Holding, Ltd.	40,733	7,436
Adyen NV1	10,022	7,429
UBS Group AG	286,000	7,069
Capital One Financial Corp.	49,460	4,800
Nasdaq, Inc.	88,000	4,276
Jio Financial Services, Ltd.[1]	1,080,600	3,008
Jackson Financial, Inc., Class A	44,327	1,694
Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	— [4]
		758,140
Industrials 8.15%
Safran SA	504,426	78,869
Caterpillar, Inc.	231,600	63,227
Alliance Global Group, Inc.	156,400,700	34,080
ASSA ABLOY AB, Class B	1,504,299	32,772
Airbus SE, non-registered shares	222,285	29,738
DSV A/S	142,368	26,542
GT Capital Holdings, Inc.	2,454,611	24,731
Carrier Global Corp.	340,700	18,807
Ryanair Holdings PLC (ADR)[1]	191,047	18,572
Canadian Pacific Kansas City, Ltd. (CAD denominated)	246,647	18,333
NIBE Industrier AB, Class B	2,804,896	18,279
Rentokil Initial PLC	2,380,000	17,643
Boeing Co.[1]	91,400	17,520
Techtronic Industries Co., Ltd.	1,679,500	16,306
Daikin Industries, Ltd.	103,400	16,222
TransDigm Group, Inc.[1]	18,400	15,514
Schneider Electric SE	92,509	15,251
Siemens AG	102,428	14,684
Recruit Holdings Co., Ltd.	382,400	11,776
SMC Corp.	22,500	10,072
TFI International, Inc. (CAD denominated)	73,941	9,496
Trane Technologies PLC	44,000	8,928
BAE Systems PLC	697,000	8,461
Huntington Ingalls Industries, Inc.	40,000	8,183
Interpump Group SpA	139,901	6,409
Kühne + Nagel International AG	21,500	6,096
Melrose Industries PLC	842,000	4,799
Northrop Grumman Corp.	10,500	4,622
Brenntag SE	58,000	4,504
Lifco AB, Class B	251,048	4,392
Diploma PLC	109,000	3,982
		568,810
Materials 4.56%
Sherwin-Williams Co.	385,500	98,322
Linde PLC	211,003	78,567
SIG Group AG1	1,798,000	44,274
First Quantum Minerals, Ltd.	805,200	19,024
Amcor PLC (CDI)	1,867,000	17,172
Shin-Etsu Chemical Co., Ltd.	552,500	16,036
Vale SA, ordinary nominative shares	940,000	12,638
American Funds Insurance Series — Page 3 of 274

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Corteva, Inc.	201,300	$10,298
CF Industries Holdings, Inc.	111,262	9,539
DSM-Firmenich AG	93,100	7,865
Dow, Inc.	81,000	4,176
		317,911
Communication services 4.36%
Alphabet, Inc., Class A1	1,232,500	161,285
Meta Platforms, Inc., Class A1	247,923	74,429
Publicis Groupe SA	400,000	30,206
CTS Eventim AG & Co. KGaA	224,500	12,777
Tencent Holdings, Ltd.	297,100	11,514
Bharti Airtel, Ltd.	868,779	9,694
Koninklijke KPN NV	1,421,413	4,685
		304,590
Consumer staples 4.21%
Nestlé SA	427,844	48,313
Monster Beverage Corp.[1]	852,204	45,124
Keurig Dr Pepper, Inc.	1,284,530	40,553
British American Tobacco PLC	813,000	25,522
Carrefour SA, non-registered shares	1,418,241	24,390
Dollar Tree Stores, Inc.[1]	205,179	21,841
Costco Wholesale Corp.	35,970	20,322
Kweichow Moutai Co., Ltd., Class A	74,500	18,483
Philip Morris International, Inc.	167,000	15,461
Pernod Ricard SA	67,053	11,162
Bunge, Ltd.	85,000	9,201
Simply Good Foods Co.[1]	263,800	9,106
Dollar General Corp.	37,595	3,978
		293,456
Energy 4.03%
Canadian Natural Resources, Ltd. (CAD denominated)	1,647,615	106,554
Reliance Industries, Ltd.	1,261,121	35,400
Schlumberger NV	335,000	19,530
Exxon Mobil Corp.	152,500	17,931
Imperial Oil, Ltd.[2]	286,000	17,616
Halliburton Co.	368,390	14,920
TotalEnergies SE	218,273	14,364
EOG Resources, Inc.	98,770	12,520
NAC Kazatomprom JSC (GDR)	257,665	11,363
Chevron Corp.	55,000	9,274
Gaztransport & Technigaz SA	75,000	9,214
Pioneer Natural Resources Co.	29,000	6,657
Enbridge, Inc. (CAD denominated)	148,655	4,931
Tourmaline Oil Corp.	15,866	798
Gazprom PJSC[3]	8,346,000	— [4]
LUKOIL Oil Co. PJSC[3]	246,300	— [4]
		281,072
American Funds Insurance Series — Page 4 of 274

unaudited
Common stocks (continued) Utilities 0.18%	Shares	Value (000)
Brookfield Infrastructure Partners, LP	247,500	$7,263
FirstEnergy Corp.	153,000	5,230
		12,493
Real estate 0.05%
CBRE Group, Inc., Class A1	53,066	3,919
Total common stocks (cost: $4,530,421,000)		6,587,124
Preferred securities 1.35% Health care 1.11%
Sartorius AG, nonvoting non-registered preferred shares	228,400	77,504
Information technology 0.24%
Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	16,404
Total preferred securities (cost: $24,068,000)		93,908
Short-term securities 3.93% Money market investments 3.88%
Capital Group Central Cash Fund 5.44%[5,6]	2,710,408	271,014
Money market investments purchased with collateral from securities on loan 0.05%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[5,7]	2,691,757	2,692
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[5,7]	207,677	208
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[5,7]	194,259	194
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.26%[5,7]	144,649	144
		3,238
Total short-term securities (cost: $274,254,000)		274,252
Total investment securities 99.70% (cost: $4,828,743,000)		6,955,284
Other assets less liabilities 0.30%		20,675
Net assets 100.00%		$6,975,959
Investments in affiliates6

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 3.88%
Money market investments 3.88%
Capital Group Central Cash Fund 5.44%[5]	$164,535	$1,605,452	$1,499,025	$80	$(28)	$271,014	$10,091

American Funds Insurance Series — Page 5 of 274

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $34,948,000, which represented .50% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 9/30/2023.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
American Funds Insurance Series — Page 6 of 274

Global Small Capitalization Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 92.70% Industrials 19.60%	Shares	Value (000)
Stericycle, Inc.[1]	876,966	$39,209
International Container Terminal Services, Inc.	10,580,620	38,660
Saia, Inc.[1]	74,294	29,617
Visional, Inc.[1,2]	453,108	22,760
Trelleborg AB, Class B	814,992	20,224
Cleanaway Waste Management, Ltd.	12,501,414	19,389
Hensoldt AG	589,985	17,406
Interpump Group SpA	365,871	16,762
IMCD NV	130,815	16,535
Diploma PLC	409,568	14,963
Sulzer AG	151,412	14,461
ICF International, Inc.	119,295	14,412
CG Power and Industrial Solutions, Ltd.	2,709,008	14,391
AZEK Co., Inc. (The), Class A1	451,373	13,424
Fasadgruppen Group AB2	2,370,503	12,487
Instalco AB	4,098,065	12,141
Ceridian HCM Holding, Inc.[1]	176,930	12,005
Dürr AG	426,625	11,588
Wizz Air Holdings PLC[1]	487,387	11,343
Daiseki Co., Ltd.	413,600	11,056
XPO, Inc.[1]	142,400	10,632
Rumo SA	2,272,441	10,317
NORMA Group SE, non-registered shares	547,156	10,150
Reliance Worldwide Corp., Ltd.	3,875,607	9,670
Comfort Systems USA, Inc.	55,327	9,428
First Advantage Corp.	653,201	9,008
EuroGroup Laminations SpA[1]	1,841,164	8,135
MSC Industrial Direct Co., Inc., Class A	75,000	7,361
Boyd Group Services, Inc.	40,993	7,290
Engcon AB, Class B2	1,070,647	7,248
KEI Industries, Ltd.	225,049	7,156
Godrej Industries, Ltd.[1]	1,032,000	7,078
Centre Testing International Group Co., Ltd.	2,684,839	6,860
Alfen NV1	162,431	6,836
GVS SpA[1]	1,192,262	6,445
Trex Co., Inc.[1]	102,977	6,347
Carel Industries SpA	252,900	6,062
SIS, Ltd.[1]	1,128,949	5,849
Cargotec OYJ, Class B, non-registered shares	134,197	5,641
Addtech AB, Class B	353,050	5,626
Burckhardt Compression Holding AG	9,963	5,411
Harsha Engineers International, Ltd.	970,777	4,902
ALS, Ltd.	650,000	4,783
Japan Airport Terminal Co., Ltd.	109,801	4,647
DL E&C Co., Ltd.	177,600	4,099
MISUMI Group, Inc.	238,006	3,716
American Funds Insurance Series — Page 7 of 274

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	460,200	$3,125
ManpowerGroup, Inc.	41,873	3,070
Atkore, Inc.[1]	19,430	2,899
Aalberts NV, non-registered shares	64,502	2,352
LIXIL Corp.	196,500	2,287
TELUS International (Cda), Inc., subordinate voting shares[1]	228,852	1,744
Guangzhou Baiyun International Airport Co., Ltd., Class A1	704,976	1,081
Antares Vision SpA[1]	261,785	948
Applied Industrial Technologies, Inc.	4,500	696
		561,732
Consumer discretionary 17.93%
Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,800,384	37,586
DraftKings, Inc., Class A1	1,213,100	35,714
Skechers USA, Inc., Class A1	700,000	34,265
Thor Industries, Inc.	340,472	32,389
Mattel, Inc.[1]	1,400,000	30,842
YETI Holdings, Inc.[1]	575,426	27,747
Light & Wonder, Inc.[1]	299,658	21,375
Five Below, Inc.[1]	112,000	18,021
Asbury Automotive Group, Inc.[1]	77,116	17,742
Evolution AB	164,961	16,623
Helen of Troy, Ltd.[1]	141,542	16,498
Wyndham Hotels & Resorts, Inc.	234,825	16,330
Entain PLC	1,424,930	16,219
Musti Group OYJ	852,024	16,153
Inchcape PLC	1,740,829	16,026
Lands’ End, Inc.[1,3]	2,100,000	15,687
WH Smith PLC	937,284	15,355
Domino’s Pizza Enterprises, Ltd.[2]	415,444	14,067
MRF, Ltd.	9,196	11,856
HUGO BOSS AG	183,256	11,601
NOK Corp.	704,000	9,340
Golden Entertainment, Inc.	256,800	8,777
Shoei Co., Ltd.[2]	563,400	8,619
Tube Investments of India, Ltd.	204,200	7,341
TopBuild Corp.[1]	27,200	6,843
Zalando SE, non-registered shares[1]	273,311	6,681
On Holding AG, Class A1	238,410	6,633
Compagnie Plastic Omnium SA	337,633	5,491
Steven Madden, Ltd.	145,406	4,620
Haichang Ocean Park Holdings, Ltd.[1]	30,194,000	4,505
Camping World Holdings, Inc., Class A	216,408	4,417
Kindred Group PLC (SDR)	441,611	4,029
Ariston Holding NV	545,355	3,552
Persimmon PLC	251,990	3,299
Elior Group SA1	1,153,174	2,354
IDP Education, Ltd.	150,966	2,070
First Watch Restaurant Group, Inc.[1]	105,725	1,828
Melco International Development, Ltd.[1]	1,800,000	1,440
		513,935
American Funds Insurance Series — Page 8 of 274

unaudited
Common stocks (continued) Information technology 15.11%	Shares	Value (000)
PAR Technology Corp.[1,2]	926,492	$35,707
Confluent, Inc., Class A1	882,632	26,135
SUMCO Corp.	1,772,300	23,050
GitLab, Inc., Class A1	464,256	20,994
Rogers Corp.[1]	146,086	19,206
ALTEN SA, non-registered shares	138,909	18,232
Maruwa Co., Ltd.	114,247	17,895
Wolfspeed, Inc.[1]	468,848	17,863
Nordic Semiconductor ASA[1]	1,679,593	17,236
Pegasystems, Inc.	383,239	16,636
Tanla Platforms, Ltd.	1,327,291	16,579
MACOM Technology Solutions Holdings, Inc.[1]	190,000	15,500
Smartsheet, Inc., Class A1	346,627	14,024
eMemory Technology, Inc.	201,430	12,602
Semtech Corp.[1]	459,319	11,827
Silicon Laboratories, Inc.[1]	95,000	11,010
Qorvo, Inc.[1]	104,345	9,962
INFICON Holding AG	7,397	9,022
Tokyo Seimitsu Co., Ltd.	170,900	8,554
Credo Technology Group Holding, Ltd.[1]	544,419	8,302
MongoDB, Inc., Class A1	23,300	8,059
SentinelOne, Inc., Class A1	447,038	7,537
Insight Enterprises, Inc.[1]	49,845	7,252
Keywords Studios PLC	344,606	6,497
Topicus.com, Inc., subordinate voting shares[1]	87,540	5,782
Kingdee International Software Group Co., Ltd.[1]	4,587,403	5,627
Bentley Systems, Inc., Class B	102,734	5,153
Xiamen Faratronic Co., Ltd., Class A	384,267	5,099
Unity Software, Inc.[1]	160,503	5,038
MKS Instruments, Inc.	56,170	4,861
CCC Intelligent Solutions Holdings, Inc.[1]	341,100	4,554
Lumentum Holdings, Inc.[1]	100,000	4,518
Alphawave IP Group PLC[1]	3,169,100	4,415
LEM Holding SA	1,860	4,153
OVH Groupe SAS[1,2]	421,766	3,821
Softcat PLC	200,983	3,575
Globant SA1	17,730	3,508
Aspen Technology, Inc.[1]	17,052	3,483
BE Semiconductor Industries NV	28,225	2,760
SINBON Electronics Co., Ltd.	187,550	1,882
Kingboard Holdings, Ltd.	710,000	1,582
Net One Systems Co., Ltd.	76,651	1,455
Applied Digital Corp.[1]	169,899	1,060
Yotpo, Ltd.[1,4,5]	678,736	923
Riken Keiki Co., Ltd.	4,200	169
		433,099
Health care 14.63%
Haemonetics Corp.[1]	891,864	79,893
Insulet Corp.[1]	215,710	34,404
CONMED Corp.	276,140	27,849
Ensign Group, Inc. (The)	236,364	21,965
Max Healthcare Institute, Ltd.	3,187,586	21,778
Glenmark Pharmaceuticals, Ltd.	1,671,454	17,238
Vaxcyte, Inc.[1]	319,731	16,300
American Funds Insurance Series — Page 9 of 274

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Hapvida Participações e Investimentos SA1	16,873,150	$15,777
iRhythm Technologies, Inc.[1]	163,088	15,373
Bachem Holding AG	177,037	13,052
Integra LifeSciences Holdings Corp.[1]	319,102	12,186
ICON PLC[1]	46,061	11,343
Masimo Corp.[1]	106,628	9,349
Guardant Health, Inc.[1]	310,194	9,194
DiaSorin Italia SpA	93,680	8,528
Denali Therapeutics, Inc.[1]	396,769	8,185
Encompass Health Corp.	117,866	7,916
Ambu AS, Class B, non-registered shares[1]	752,899	7,832
Medmix AG	299,727	7,597
Ocumension Therapeutics[1]	7,525,966	7,341
Netcare, Ltd.	8,818,088	6,293
Immunovant, Inc.[1]	159,500	6,123
Penumbra, Inc.[1]	24,277	5,873
Aster DM Healthcare, Ltd.[1]	1,443,037	5,697
CompuGroup Medical SE & Co. KGaA	138,056	5,412
IDEAYA Biosciences, Inc.[1]	198,130	5,346
Shandong Pharmaceutical Glass Co., Ltd., Class A	1,250,600	4,757
Angelalign Technology, Inc.	547,348	3,387
BridgeBio Pharma, Inc.[1,5]	134,457	3,368
Hypera SA, ordinary nominative shares	451,464	3,336
RayzeBio, Inc.[1,2]	146,900	3,261
Nordhealth AS, Class A1	1,279,999	2,977
Structure Therapeutics, Inc.[1,5]	122,787	1,940
Structure Therapeutics, Inc. (ADR)[1]	19,601	988
Amplifon SpA	97,143	2,877
Inhibrx, Inc.[1]	141,150	2,590
Amvis Holdings, Inc.	122,400	2,130
		419,455
Financials 10.48%
Cholamandalam Investment and Finance Co., Ltd.	2,859,647	41,563
HDFC Asset Management Co., Ltd.	780,039	24,822
Eurobank Ergasias Services and Holdings SA1	14,251,070	21,947
Fukuoka Financial Group, Inc.	822,200	19,606
Stifel Financial Corp.	271,050	16,653
Janus Henderson Group PLC	640,000	16,525
IIFL Finance, Ltd.	2,116,842	15,105
Vontobel Holding AG	231,025	13,748
360 ONE WAM, Ltd.	2,054,000	12,422
Remgro, Ltd.	1,427,379	11,193
SiriusPoint, Ltd.[1]	1,100,000	11,187
Five-Star Business Finance, Ltd.[1]	1,220,380	10,362
Essent Group, Ltd.	200,000	9,458
Aditya Birla Capital, Ltd.[1]	3,879,569	8,399
AvidXchange Holdings, Inc.[1]	864,768	8,198
Bridgepoint Group PLC	3,459,845	8,122
Banco del Bajio, SA	2,532,100	7,963
Patria Investments, Ltd., Class A2	508,200	7,410
Hilltop Holdings, Inc.	250,000	7,090
Aptus Value Housing Finance India, Ltd.	1,703,169	5,989
Marqeta, Inc., Class A1	834,531	4,990
Euronet Worldwide, Inc.[1]	61,339	4,869
American Funds Insurance Series — Page 10 of 274

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
AU Small Finance Bank, Ltd.	483,716	$4,153
EFG International AG	334,117	3,791
Glacier Bancorp, Inc.	123,330	3,515
Capitec Bank Holdings, Ltd.	15,161	1,364
		300,444
Materials 4.04%
Zeon Corp.	1,648,100	17,226
LANXESS AG2	534,455	13,599
Materion Corp.	124,995	12,738
Kaneka Corp.	393,005	10,201
Resonac Holdings Co., Ltd.	478,200	8,009
Livent Corp.[1]	426,207	7,847
PI Industries, Ltd.	188,382	7,838
Huhtamäki OYJ	225,000	7,401
Vidrala, SA, non-registered shares	64,918	5,622
Navin Fluorine International, Ltd.	100,000	4,537
Lundin Mining Corp.	600,000	4,475
Alcoa Corp.	150,000	4,359
Cabot Corp.	48,229	3,341
Mayr-Melnhof Karton AG, non-registered shares	17,479	2,357
NV Bekaert SA	43,035	1,923
Aurubis AG	18,654	1,383
Nissan Chemical Corp.	28,000	1,190
Sumitomo Bakelite Co., Ltd.	20,000	872
Toyo Gosei Co., Ltd.	17,800	802
		115,720
Real estate 3.25%
Embassy Office Parks REIT	5,844,400	21,139
Altus Group, Ltd.[2]	340,710	11,795
Macrotech Developers, Ltd.	1,165,394	11,226
PotlatchDeltic Corp. REIT	228,928	10,391
TAG Immobilien AG1	774,169	8,127
ESR-Logos REIT	36,822,373	7,535
Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	6,268
Fibra Uno Administración REIT, SA de CV	3,400,000	5,668
JHSF Participações SA	5,823,950	5,515
Mindspace Business Parks REIT	1,250,000	4,702
Ayala Land, Inc.	1,375,186	715
		93,081
Communication services 3.21%
Lions Gate Entertainment Corp., Class B1	4,812,841	37,877
Indosat Tbk PT	38,357,467	24,336
JCDecaux SE1	976,059	16,492
Rightmove PLC	816,439	5,564
IHS Holding, Ltd.[1,2]	719,774	3,995
Trustpilot Group PLC[1]	2,966,832	3,719
		91,983
Energy 2.01%
United Tractors Tbk PT	7,262,400	13,260
Subsea 7 SA	872,043	12,000
Diamond Offshore Drilling, Inc.[1]	729,451	10,708
American Funds Insurance Series — Page 11 of 274

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Helmerich & Payne, Inc.	201,998	$8,516
Weatherford International[1]	82,600	7,461
Aegis Logistics, Ltd.	1,041,407	4,129
Vista Energy, SAB de CV, Class A (ADR)[1]	47,607	1,447
		57,521
Utilities 1.46%
ENN Energy Holdings, Ltd.	1,205,597	9,964
Black Hills Corp.	196,061	9,919
ACEN Corp.	106,779,950	9,263
Neoenergia SA	1,442,015	5,281
Brookfield Infrastructure Corp., Class A, subordinate voting shares	120,000	4,243
SembCorp Industries, Ltd.	824,100	3,064
		41,734
Consumer staples 0.98%
Grocery Outlet Holding Corp.[1]	519,956	15,001
Redcare Pharmacy NV, non-registered shares[1]	50,748	5,414
Scandinavian Tobacco Group A/S	289,500	4,412
TreeHouse Foods, Inc.[1]	66,050	2,878
DocMorris AG1	9,250	512
		28,217
Total common stocks (cost: $2,324,609,000)		2,656,921
Preferred securities 0.70% Information technology 0.70%
SmartHR, Inc., Series D, preferred shares[1,4,5]	3,006	12,296
Yotpo, Ltd., Series F, preferred shares[1,4,5]	2,158,609	2,936
Yotpo, Ltd., Series B, preferred shares[1,4,5]	287,894	391
Yotpo, Ltd., Series C, preferred shares[1,4,5]	274,070	373
Yotpo, Ltd., Series A-1, preferred shares[1,4,5]	183,819	250
Yotpo, Ltd., Series A, preferred shares[1,4,5]	89,605	122
Yotpo, Ltd., Series C-1, preferred shares[1,4,5]	75,980	103
Yotpo, Ltd., Series D, preferred shares[1,4,5]	42,368	58
Yotpo, Ltd., Series B-1, preferred shares[1,4,5]	33,838	46
Outreach Corp., Series G, preferred shares[1,4,5]	154,354	3,371
		19,946
Health care 0.00%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4,5]	2,931,405	29
Total preferred securities (cost: $31,673,000)		19,975
Rights & warrants 0.20% Information technology 0.20%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[1,6]	377,569	5,877
Total rights & warrants (cost: $8,793,000)		5,877
American Funds Insurance Series — Page 12 of 274

unaudited
Short-term securities 8.05% Money market investments 7.68%	Shares	Value (000)
Capital Group Central Cash Fund 5.44%[3,7]	2,200,811	$220,059
Money market investments purchased with collateral from securities on loan 0.37%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[7,8]	5,584,809	5,585
Capital Group Central Cash Fund 5.44%[3,7,8]	49,269	4,926
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[7,8]	52,141	52
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[7,8]	18,887	19
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.26%[7,8]	7,815	8
		10,590
Total short-term securities (cost: $230,652,000)		230,649
Total investment securities 101.65% (cost: $2,595,727,000)		2,913,422
Other assets less liabilities (1.65)%		(47,214)
Net assets 100.00%		$2,866,208
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Common stocks 0.55%
Consumer discretionary 0.55%
Lands’ End, Inc.[1]	$15,939	$—	$—	$—	$(252)	$15,687	$—
Short-term securities 7.85%
Money market investments 7.68%
Capital Group Central Cash Fund 5.44%[7]	95,809	566,173	441,922	20	(21)	220,059	5,290
Money market investments purchased with collateral from securities on loan 0.17%
Capital Group Central Cash Fund 5.44%[7,8]	23,235		18,309 [9]			4,926	— [10]
Total short-term securities						224,985
Total 8.40%				$20	$(273)	$240,672	$5,290
Restricted securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
SmartHR, Inc., Series D, preferred shares[1,4]	5/28/2021	$14,344	$12,296	.43%
Yotpo, Ltd., Series F, preferred shares[1,4]	2/25/2021	4,748	2,936.10
Yotpo, Ltd.[1,4]	3/16/2021	1,418	923.03
Yotpo, Ltd., Series B, preferred shares[1,4]	3/16/2021	602	391.02
Yotpo, Ltd., Series C, preferred shares[1,4]	3/16/2021	573	373.01
Yotpo, Ltd., Series A-1, preferred shares[1,4]	3/16/2021	384	250.01
Yotpo, Ltd., Series A, preferred shares[1,4]	3/16/2021	187	122.01
Yotpo, Ltd., Series C-1, preferred shares[1,4]	3/16/2021	159	103	.00 [11]
Yotpo, Ltd., Series D, preferred shares[1,4]	3/16/2021	88	58	.00 [11]
Yotpo, Ltd., Series B-1, preferred shares[1,4]	3/16/2021	71	46	.00 [11]
American Funds Insurance Series — Page 13 of 274

unaudited
Restricted securities5 (continued)

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Outreach Corp., Series G, preferred shares[1,4]	5/27/2021	$4,517	$3,371	.12%
BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	3,368.11
Structure Therapeutics, Inc.[1]	9/29/2023	1,533	1,940.07
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4]	2/7/2020	6,000	29	.00 [11]
Total		$38,291	$26,206	.91%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $19,167,000, which represented .67% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $26,206,000, which represented .91% of the net assets of the fund.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,877,000, which represented .21% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 9/30/2023.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Page 14 of 274

Growth Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 96.51% Information technology 18.49%	Shares	Value (000)
Microsoft Corp.	5,763,387	$1,819,789
Broadcom, Inc.	957,769	795,504
Salesforce, Inc.[1]	1,876,667	380,551
NVIDIA Corp.	800,650	348,275
Apple, Inc.	1,580,276	270,559
ASML Holding NV	251,108	147,461
ASML Holding NV (ADR)	189,937	111,808
Cloudflare, Inc., Class A1	4,102,700	258,634
Shopify, Inc., Class A, subordinate voting shares[1]	4,184,614	228,354
Synopsys, Inc.[1]	459,300	210,805
Taiwan Semiconductor Manufacturing Co., Ltd.	6,137,000	99,592
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	824,100	71,614
Applied Materials, Inc.	1,213,730	168,041
Motorola Solutions, Inc.	501,000	136,392
Constellation Software, Inc.	59,802	123,460
Adobe, Inc.[1]	242,034	123,413
Micron Technology, Inc.	1,699,892	115,644
ServiceNow, Inc.[1]	206,814	115,601
DocuSign, Inc.[1]	2,070,159	86,947
Wolfspeed, Inc.[1]	2,109,815	80,384
MicroStrategy, Inc., Class A1,2	236,458	77,624
Trimble, Inc.[1]	1,390,953	74,917
CDW Corp.	311,859	62,921
SAP SE	477,361	61,964
Intel Corp.	1,576,963	56,061
GoDaddy, Inc., Class A1	645,081	48,046
RingCentral, Inc., Class A1	1,465,500	43,423
NetApp, Inc.	527,540	40,030
BILL Holdings, Inc.[1]	349,833	37,981
MongoDB, Inc., Class A1	99,000	34,240
MKS Instruments, Inc.	360,705	31,215
Silicon Laboratories, Inc.[1]	231,815	26,865
Atlassian Corp., Class A1	125,959	25,382
Intuit, Inc.	48,300	24,678
ASM International NV	52,525	21,934
Ciena Corp.[1]	382,700	18,086
Fair Isaac Corp.[1]	17,982	15,618
Datadog, Inc., Class A1	170,525	15,533
Palo Alto Networks, Inc.[1]	56,800	13,316
Dynatrace, Inc.[1]	230,250	10,760
Kulicke and Soffa Industries, Inc.	151,860	7,385
Stripe, Inc., Class B1,3,4	168,598	3,734
		6,444,541
American Funds Insurance Series — Page 15 of 274

unaudited
Common stocks (continued) Communication services 17.61%	Shares	Value (000)
Meta Platforms, Inc., Class A1	9,443,848	$2,835,138
Netflix, Inc.[1]	3,388,318	1,279,429
Alphabet, Inc., Class C1	6,705,179	884,078
Alphabet, Inc., Class A1	2,496,033	326,631
Charter Communications, Inc., Class A1	441,976	194,390
Take-Two Interactive Software, Inc.[1]	1,141,067	160,194
Snap, Inc., Class A, nonvoting shares[1]	14,000,000	124,740
Pinterest, Inc., Class A1	4,252,664	114,949
Comcast Corp., Class A	1,343,725	59,581
T-Mobile US, Inc.	408,294	57,182
Frontier Communications Parent, Inc.[1]	3,168,010	49,579
Iridium Communications, Inc.	604,439	27,496
Electronic Arts, Inc.	188,500	22,695
		6,136,082
Consumer discretionary 15.46%
Tesla, Inc.[1]	7,564,300	1,892,739
Amazon.com, Inc.[1]	3,621,195	460,326
Home Depot, Inc.	1,028,000	310,620
DoorDash, Inc., Class A1	3,000,000	238,410
Airbnb, Inc., Class A1	1,698,900	233,106
Chipotle Mexican Grill, Inc.[1]	114,640	210,001
Royal Caribbean Cruises, Ltd.[1]	2,197,978	202,522
Tractor Supply Co.	942,546	191,384
D.R. Horton, Inc.	1,764,644	189,646
Hermès International	61,000	110,892
Evolution AB	1,047,654	105,570
Norwegian Cruise Line Holdings, Ltd.[1]	5,591,100	92,141
adidas AG	513,503	90,409
Aramark	2,477,864	85,982
Booking Holdings, Inc.[1]	25,688	79,221
Amadeus IT Group SA, Class A, non-registered shares	1,300,613	78,380
O’Reilly Automotive, Inc.[1]	79,800	72,527
Floor & Decor Holdings, Inc., Class A1	792,300	71,703
Polaris, Inc.	651,000	67,795
LVMH Moët Hennessy-Louis Vuitton SE	86,048	64,917
NIKE, Inc., Class B	467,106	44,665
Darden Restaurants, Inc.	308,568	44,193
YUM! Brands, Inc.	349,670	43,688
Five Below, Inc.[1]	252,000	40,547
Toll Brothers, Inc.	518,183	38,325
Etsy, Inc.[1]	527,810	34,086
Churchill Downs, Inc.	279,458	32,428
Helen of Troy, Ltd.[1]	269,597	31,424
Salvatore Ferragamo SpA	2,174,477	28,802
VF Corp.	1,614,746	28,533
Burlington Stores, Inc.[1]	197,450	26,715
Caesars Entertainment, Inc.[1]	532,514	24,682
Wayfair, Inc., Class A1	391,891	23,737
YETI Holdings, Inc.[1]	372,600	17,967
Skyline Champion Corp.[1]	259,241	16,519
Adient PLC[1]	430,800	15,810
Hilton Worldwide Holdings, Inc.	100,828	15,142
Flutter Entertainment PLC (CDI)[1]	65,253	10,632
Flutter Entertainment PLC[1]	26,024	4,248
American Funds Insurance Series — Page 16 of 274

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Service Corp. International	200,000	$11,428
TopBuild Corp.[1]	28,200	7,095
		5,388,957
Health care 14.19%
Regeneron Pharmaceuticals, Inc.[1]	1,043,751	858,965
Intuitive Surgical, Inc.[1]	2,058,000	601,533
UnitedHealth Group, Inc.	1,114,547	561,944
Alnylam Pharmaceuticals, Inc.[1]	2,121,508	375,719
Vertex Pharmaceuticals, Inc.[1]	879,601	305,873
Eli Lilly and Co.	488,351	262,308
Thermo Fisher Scientific, Inc.	515,045	260,700
Centene Corp.[1]	3,164,690	217,984
Moderna, Inc.[1]	1,312,374	135,555
Novo Nordisk AS, Class B	1,393,034	126,719
Seagen, Inc.[1]	500,000	106,075
Edwards Lifesciences Corp.[1]	1,500,924	103,984
AstraZeneca PLC	550,784	74,123
Karuna Therapeutics, Inc.[1]	399,553	67,560
Molina Healthcare, Inc.[1]	205,507	67,384
Mettler-Toledo International, Inc.[1]	59,532	65,966
Danaher Corp.	216,235	53,648
Zoetis, Inc., Class A	297,320	51,728
R1 RCM, Inc.[1]	3,162,865	47,664
HCA Healthcare, Inc.	188,350	46,330
Bristol-Myers Squibb Co.	796,057	46,203
Guardant Health, Inc.[1]	1,545,803	45,818
Verily Life Sciences, LLC[1,3,4]	300,178	45,222
Ascendis Pharma AS (ADR)[1]	467,866	43,811
Sarepta Therapeutics, Inc.[1]	336,504	40,791
Veeva Systems, Inc., Class A1	186,440	37,931
Abbott Laboratories	384,981	37,285
Catalent, Inc.[1]	805,873	36,691
NovoCure, Ltd.[1]	2,090,175	33,756
Align Technology, Inc.[1]	105,110	32,092
Pfizer, Inc.	890,000	29,521
Humana, Inc.	52,000	25,299
agilon health, Inc.[1]	1,405,448	24,961
Boston Scientific Corp.[1]	404,000	21,331
Exact Sciences Corp.[1]	296,000	20,193
McKesson Corp.	27,500	11,958
CRISPR Therapeutics AG1	262,678	11,923
Galapagos NV1	231,294	7,978
Biohaven, Ltd.[1]	65,550	1,705
		4,946,231
Industrials 11.17%
TransDigm Group, Inc.[1]	766,218	646,021
Uber Technologies, Inc.[1]	10,676,000	490,989
Carrier Global Corp.	5,403,661	298,282
Jacobs Solutions, Inc.	2,169,000	296,069
Caterpillar, Inc.	715,348	195,290
General Electric Co.	1,414,588	156,383
Ryanair Holdings PLC (ADR)[1]	1,500,325	145,847
Ryanair Holdings PLC[1]	96,554	1,623
American Funds Insurance Series — Page 17 of 274

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Rentals, Inc.	316,700	$140,795
Waste Connections, Inc.	1,008,159	135,396
Old Dominion Freight Line, Inc.	323,000	132,152
Airbus SE, non-registered shares	955,893	127,882
MTU Aero Engines AG	541,769	98,432
Robert Half, Inc.	1,300,500	95,301
United Airlines Holdings, Inc.[1]	2,195,376	92,864
Equifax, Inc.	468,622	85,842
Alaska Air Group, Inc.[1]	2,000,000	74,160
Ceridian HCM Holding, Inc.[1]	1,005,539	68,226
Genpact, Ltd.	1,768,626	64,024
Northrop Grumman Corp.	121,535	53,499
Quanta Services, Inc.	254,200	47,553
Axon Enterprise, Inc.[1]	233,551	46,474
AMETEK, Inc.	253,600	37,472
Rockwell Automation	118,900	33,990
Canadian Pacific Kansas City, Ltd.	456,300	33,953
ITT, Inc.	343,000	33,583
Saia, Inc.[1]	75,433	30,071
HEICO Corp.	179,400	29,050
Fortive Corp.	381,000	28,255
Ingersoll-Rand, Inc.	438,106	27,916
Safran SA	160,243	25,055
Dun & Bradstreet Holdings, Inc.	2,339,500	23,372
FedEx Corp.	88,000	23,313
Boeing Co.[1]	116,800	22,388
Armstrong World Industries, Inc.	297,461	21,417
XPO, Inc.[1]	193,551	14,451
Paylocity Holding Corp.[1]	65,763	11,949
Einride AB1,3,4	78,648	2,603
		3,891,942
Financials 6.99%
Visa, Inc., Class A	2,812,882	646,991
Mastercard, Inc., Class A	610,368	241,651
Bank of America Corp.	7,760,600	212,485
Fiserv, Inc.[1]	1,833,900	207,157
KKR & Co., Inc.	2,556,229	157,464
Apollo Asset Management, Inc.	1,286,147	115,444
Blackstone, Inc.	738,000	79,069
Toast, Inc., Class A1	4,137,957	77,504
Marsh & McLennan Companies, Inc.	403,461	76,779
MSCI, Inc.	129,390	66,387
Capital One Financial Corp.	648,500	62,937
Block, Inc., Class A1	1,395,307	61,756
Aon PLC, Class A	155,700	50,481
Affirm Holdings, Inc., Class A1	1,999,051	42,520
Ryan Specialty Holdings, Inc., Class A1	870,000	42,108
Progressive Corp.	288,528	40,192
Arch Capital Group, Ltd.[1]	492,472	39,255
UBS Group AG	1,535,000	37,942
Blue Owl Capital, Inc., Class A	2,891,712	37,477
Ares Management Corp., Class A	310,500	31,941
Brookfield Asset Management, Ltd., Class A	826,188	27,545
Wells Fargo & Co.	593,000	24,230
American Funds Insurance Series — Page 18 of 274

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
S&P Global, Inc.	64,900	$23,715
Nasdaq, Inc.	411,500	19,995
Trupanion, Inc.[1]	519,075	14,638
		2,437,663
Energy 5.27%
Halliburton Co.	11,600,000	469,800
Canadian Natural Resources, Ltd. (CAD denominated)	6,534,500	422,595
Schlumberger NV	5,112,000	298,029
EOG Resources, Inc.	1,577,199	199,926
EQT Corp.	2,798,000	113,543
Tourmaline Oil Corp.	2,061,700	103,749
Cenovus Energy, Inc. (CAD denominated)	4,589,800	95,564
Hess Corp.	354,000	54,162
ConocoPhillips	238,687	28,595
New Fortress Energy, Inc., Class A2	829,000	27,175
MEG Energy Corp.[1]	830,000	16,151
Equitrans Midstream Corp.	936,942	8,779
		1,838,068
Consumer staples 3.66%
Dollar Tree Stores, Inc.[1]	1,995,201	212,389
Performance Food Group Co.[1]	3,559,500	209,512
Target Corp.	1,400,000	154,798
Dollar General Corp.	1,331,112	140,832
Costco Wholesale Corp.	249,200	140,788
Kroger Co.	2,066,000	92,453
Keurig Dr Pepper, Inc.	2,465,000	77,820
Constellation Brands, Inc., Class A	305,813	76,860
Philip Morris International, Inc.	614,113	56,855
Monster Beverage Corp.[1]	835,498	44,240
Molson Coors Beverage Co., Class B, restricted voting shares	608,423	38,690
British American Tobacco PLC	484,684	15,215
Estée Lauder Companies, Inc. (The), Class A	94,986	13,730
		1,274,182
Materials 2.50%
Linde PLC	338,760	126,137
Wheaton Precious Metals Corp.[2]	2,990,000	121,245
Silgan Holdings, Inc.	2,459,000	106,007
Grupo México, SAB de CV, Series B	20,340,000	96,276
CF Industries Holdings, Inc.	1,006,500	86,297
ATI, Inc.[1]	2,070,860	85,216
Royal Gold, Inc.	599,000	63,692
Franco-Nevada Corp.	340,400	45,444
Olin Corp.	882,296	44,097
Glencore PLC	5,275,000	30,167
Mosaic Co.	830,420	29,563
Albemarle Corp.	160,186	27,238
Summit Materials, Inc., Class A	367,500	11,444
		872,823
American Funds Insurance Series — Page 19 of 274

unaudited
Common stocks (continued) Utilities 0.74%	Shares	Value (000)
PG&E Corp.[1]	9,227,065	$148,833
Constellation Energy Corp.	860,427	93,855
AES Corp.	1,085,884	16,505
		259,193
Real estate 0.43%
Zillow Group, Inc., Class C, nonvoting shares[1]	2,458,502	113,485
Crown Castle, Inc. REIT	381,000	35,063
		148,548
Total common stocks (cost: $19,495,004,000)		33,638,230
Preferred securities 0.29% Information technology 0.27%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	61,208
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,166
PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	28,083
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,377
		92,834
Industrials 0.02%
ABL Space Systems Co., Series B2, preferred shares[1,3,4]	153,713	3,995
Einride AB, Series C, preferred shares[1,3,4]	77,647	2,640
		6,635
Total preferred securities (cost: $101,579,000)		99,469
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	— [5]
Total rights & warrants (cost: $0)		— [5]
Convertible bonds & notes 0.01% Consumer staples 0.01%	Principal amount (000)
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,4,6]	USD48,941	2,721
Total convertible bonds & notes (cost: $43,723,000)		2,721
Bonds, notes & other debt instruments 0.01% Corporate bonds, notes & loans 0.01% Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	5,576	5,118
Total bonds, notes & other debt instruments (cost: $4,290,000)		5,118
Short-term securities 3.33% Money market investments 3.28%	Shares
Capital Group Central Cash Fund 5.44%[8,9]	11,422,508	1,142,137
American Funds Insurance Series — Page 20 of 274

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.05%	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[8,10]	12,899,453	$12,900
Capital Group Central Cash Fund 5.44%[8,9,10]	50,329	5,032
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[8,10]	508,747	509
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[8,10]	279,405	279
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.26%[8,10]	263,880	264
		18,984
Total short-term securities (cost: $1,161,121,000)		1,161,121
Total investment securities 100.15% (cost: $20,805,717,000)		34,906,659
Other assets less liabilities (0.15)%		(53,678)
Net assets 100.00%		$34,852,981
Investments in affiliates9

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Short-term securities 3.29%
Money market investments 3.28%
Capital Group Central Cash Fund 5.44%[8]	$1,142,555	$3,672,228	$3,672,655	$226	$(217)	$1,142,137	$39,696
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[8,10]	24,410		19,378 [11]			5,032	— [12]
Total 3.29%				$226	$(217)	$1,147,169	$39,696
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,637	$61,208	.18%
Stripe, Inc., Class B1,3	5/6/2021	6,766	3,734.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,166	.00 [13]
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	45,222.13
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	28,083.08
Einride AB, Series C, preferred shares[1,3]	11/23/2022	2,640	2,640.01
Einride AB1,3	2/1/2023	2,674	2,603	.00 [13]
ABL Space Systems Co., Series B2, preferred shares[1,3]	10/22/2021	10,452	3,995.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,6]	2/3/2020-8/3/2023	43,723	2,721.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,377.01
Total		$191,742	$153,749	.44%

American Funds Insurance Series — Page 21 of 274

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[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $20,655,000, which represented .06% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $153,749,000, which represented .44% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,118,000, which represented .01% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 9/30/2023.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
[13]	Amount less than .01%.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
PIK = Payment In Kind
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 22 of 274

International Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 92.52% Industrials 15.63%	Shares	Value (000)
Airbus SE, non-registered shares	1,570,942	$210,165
Recruit Holdings Co., Ltd.	3,937,909	121,266
Safran SA	714,612	111,732
Melrose Industries PLC	12,204,660	69,556
Siemens AG	426,932	61,206
Techtronic Industries Co., Ltd.	6,113,500	59,356
Ashtead Group PLC	766,600	46,596
MTU Aero Engines AG	229,720	41,737
DSV A/S	208,420	38,856
NIBE Industrier AB, Class B	5,279,328	34,404
International Container Terminal Services, Inc.	7,953,240	29,060
Legrand SA	305,587	28,046
Shenzhen Inovance Technology Co., Ltd., Class A	2,589,817	23,727
Diploma PLC	599,545	21,904
Rumo SA	4,163,005	18,900
Kingspan Group PLC	229,796	17,131
Grab Holdings, Ltd., Class A1	4,287,405	15,177
Thales SA	92,053	12,916
Larsen & Toubro, Ltd.	324,571	11,806
AB Volvo, Class B	537,810	11,071
Astra International Tbk PT	25,779,500	10,372
DHL Group	253,300	10,324
ZTO Express (Cayman), Inc., Class A (ADR)	426,058	10,298
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	9,677
Bureau Veritas SA	292,900	7,256
TELUS International (Cda), Inc., subordinate voting shares[1,2]	526,752	4,014
		1,036,553
Health care 12.91%
Daiichi Sankyo Co., Ltd.	9,749,808	267,592
Novo Nordisk AS, Class B	2,718,954	247,332
Bayer AG	958,036	46,014
Grifols, SA, Class A, non-registered shares[1]	2,789,283	36,115
Grifols, SA, Class B (ADR)[1]	793,690	7,254
WuXi AppTec Co., Ltd., Class H2	3,325,033	39,568
WuXi AppTec Co., Ltd., Class A	288,960	3,440
Siemens Healthineers AG	810,600	41,174
Eurofins Scientific SE, non-registered shares	525,037	29,603
AstraZeneca PLC	201,300	27,090
HOYA Corp.	228,400	23,537
Takeda Pharmaceutical Co., Ltd.	690,800	21,453
M3, Inc.	963,135	17,483
Sanofi	153,524	16,473
WuXi Biologics (Cayman), Inc.[1]	2,168,166	12,734
Insulet Corp.[1]	46,653	7,441
American Funds Insurance Series — Page 23 of 274

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Ambu AS, Class B, non-registered shares[1]	662,880	$6,896
bioMérieux SA	52,046	5,032
		856,231
Information technology 12.86%
Shopify, Inc., Class A, subordinate voting shares[1]	3,657,025	199,564
SK hynix, Inc.	1,225,937	104,128
Taiwan Semiconductor Manufacturing Co., Ltd.	6,091,000	98,845
ASML Holding NV	131,682	77,329
NICE, Ltd. (ADR)[1,2]	374,000	63,580
Samsung Electronics Co., Ltd.	970,662	49,179
SAP SE	275,080	35,707
NXP Semiconductors NV	173,200	34,626
Disco Corp.	184,300	33,845
Lasertec Corp.	214,511	33,304
Fujitsu, Ltd.	246,200	28,967
Constellation Software, Inc.	10,406	21,483
OBIC Co., Ltd.	114,500	17,420
Infosys, Ltd.	731,900	12,628
Microsoft Corp.	36,700	11,588
Dassault Systemes SE	277,000	10,299
Tata Consultancy Services, Ltd.	236,186	10,019
Canva, Inc.[1,3,4]	4,819	5,140
Renesas Electronics Corp.[1]	300,600	4,612
		852,263
Materials 12.21%
First Quantum Minerals, Ltd.	11,403,572	269,421
Fortescue Metals Group, Ltd.	12,796,750	171,615
Glencore PLC	23,687,109	135,462
Shin-Etsu Chemical Co., Ltd.	2,708,500	78,612
Ivanhoe Mines, Ltd., Class A1	3,403,051	29,164
Vale SA (ADR), ordinary nominative shares	1,756,600	23,539
Vale SA, ordinary nominative shares	161,800	2,175
Arkema SA	249,484	24,601
Wacker Chemie AG2	147,773	21,200
DSM-Firmenich AG	247,636	20,919
Linde PLC	35,287	13,139
Air Liquide SA, non-registered shares	61,482	10,361
BASF SE	208,760	9,476
		809,684
Consumer discretionary 10.23%
MercadoLibre, Inc.[1]	116,778	148,060
Evolution AB	699,962	70,534
adidas AG	377,115	66,396
Flutter Entertainment PLC[1]	357,914	58,420
Flutter Entertainment PLC (CDI)[1]	17,996	2,932
LVMH Moët Hennessy-Louis Vuitton SE	80,832	60,982
Ferrari NV (EUR denominated)	188,192	55,463
Maruti Suzuki India, Ltd.	398,600	50,941
Entain PLC	4,112,405	46,808
Sony Group Corp.	453,000	37,056
Cie. Financière Richemont SA, Class A	184,901	22,529
Dowlais Group PLC	12,204,660	15,952
American Funds Insurance Series — Page 24 of 274

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
NEXT PLC	129,600	$11,500
InterContinental Hotels Group PLC	155,468	11,462
Aptiv PLC[1]	84,000	8,282
Fast Retailing Co., Ltd.	17,500	3,812
Hermès International	2,060	3,745
Coupang, Inc., Class A1	205,714	3,497
		678,371
Financials 9.64%
Kotak Mahindra Bank, Ltd.	7,207,964	150,682
AIA Group, Ltd.	11,919,676	96,419
NU Holdings, Ltd. / Cayman Islands, Class A1	11,297,639	81,908
Aegon Ltd.	12,263,736	59,107
HDFC Bank, Ltd.	2,216,455	40,589
HDFC Bank, Ltd. (ADR)	207,750	12,259
ING Groep NV	2,279,172	30,108
Bajaj Finserv, Ltd.	1,402,950	25,986
Axis Bank, Ltd.	2,029,545	25,215
Jio Financial Services, Ltd.[1]	8,555,197	23,819
FinecoBank SpA	1,468,308	17,827
Bajaj Finance, Ltd.	151,942	14,249
Bank Central Asia Tbk PT	23,381,700	13,340
China Merchants Bank Co., Ltd., Class A	2,726,800	12,274
B3 SA - Brasil, Bolsa, Balcao	4,413,000	10,790
Banco Bilbao Vizcaya Argentaria, SA	1,300,533	10,590
China Pacific Insurance (Group) Co., Ltd., Class H	2,236,800	5,556
ICICI Bank, Ltd.	485,000	5,547
Futu Holdings, Ltd. (ADR)[1]	52,123	3,013
		639,278
Energy 9.23%
Reliance Industries, Ltd.	7,522,542	211,157
Canadian Natural Resources, Ltd. (CAD denominated)	2,200,639	142,319
Cenovus Energy, Inc. (CAD denominated)	4,178,964	87,010
TotalEnergies SE	1,031,769	67,898
Woodside Energy Group, Ltd.	2,024,992	47,179
Neste OYJ	1,237,003	42,008
Shell PLC (GBP denominated)	448,462	14,239
		611,810
Communication services 4.25%
Bharti Airtel, Ltd.	11,630,448	129,773
Bharti Airtel, Ltd., interim shares	644,900	4,145
Universal Music Group NV	1,717,633	44,667
Informa PLC	3,630,108	33,079
Tencent Holdings, Ltd.	826,306	32,023
Ubisoft Entertainment SA1	800,864	25,941
Singapore Telecommunications, Ltd.	5,800,500	10,232
Yandex NV, Class A1	157,000	1,716
		281,576
Consumer staples 3.81%
Kweichow Moutai Co., Ltd., Class A	218,023	54,092
Danone SA	878,392	48,396
Seven & i Holdings Co., Ltd.	1,139,200	44,611
American Funds Insurance Series — Page 25 of 274

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Treasury Wine Estates, Ltd.	3,953,315	$31,327
Kobe Bussan Co., Ltd.	885,600	20,770
Nissin Foods Holdings Co., Ltd.	205,700	17,088
JBS SA	3,640,000	13,071
Diageo PLC	348,657	12,858
Ajinomoto Co., Inc.	143,800	5,542
Pernod Ricard SA	22,974	3,824
Essity Aktiebolag, Class B	46,058	992
		252,571
Utilities 1.16%
ENN Energy Holdings, Ltd.	6,953,828	57,474
E.ON SE	1,101,028	13,043
SembCorp Industries, Ltd.	1,647,600	6,125
		76,642
Real estate 0.59%
ESR Group, Ltd.	14,852,600	20,825
Ayala Land, Inc.	18,147,800	9,442
China Resources Mixc Lifestyle Services, Ltd.	2,250,400	9,003
		39,270
Total common stocks (cost: $5,009,190,000)		6,134,249
Preferred securities 0.57% Health care 0.31%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	20,742
Consumer discretionary 0.14%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	103,247	9,711
Financials 0.11%
Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,085
Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	422	450
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	18	19
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	1	1
		470
Total preferred securities (cost: $57,976,000)		38,008
Rights & warrants 0.13% Health care 0.13%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[1,5]	729,706	8,686
American Funds Insurance Series — Page 26 of 274

unaudited
Rights & warrants (continued) Information technology 0.00%	Shares	Value (000)
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	7,730	$— [6]
Total rights & warrants (cost: $8,772,000)		8,686
Short-term securities 7.17% Money market investments 7.13%
Capital Group Central Cash Fund 5.44%[7,8]	4,730,610	473,013
Money market investments purchased with collateral from securities on loan 0.04%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[7,9]	1,852,446	1,852
Capital Group Central Cash Fund 5.44%[7,8,9]	3,167	317
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[7,9]	92,557	93
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.26%[7,9]	51,297	51
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[7,9]	17,879	18
		2,331
Total short-term securities (cost: $475,366,000)		475,344
Total investment securities 100.39% (cost: $5,551,304,000)		6,656,287
Other assets less liabilities (0.39)%		(25,633)
Net assets 100.00%		$6,630,654
Investments in affiliates8

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Short-term securities 7.14%
Money market investments 7.13%
Capital Group Central Cash Fund 5.44%[7]	$306,023	$924,006	$756,997	$51	$(70)	$473,013	$10,384
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[7,9]	422		105 [10]			317	— [11]
Total 7.14%				$51	$(70)	$473,330	$10,384
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.[1,3]	8/26/2021-11/4/2021	$8,215	$5,140	.08%
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	719	450	.00 [12]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	31	19	.00 [12]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	2	1	.00 [12]
Total		$8,967	$5,610	.08%

American Funds Insurance Series — Page 27 of 274

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $3,257,000, which represented .05% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,610,000, which represented .08% of the net assets of the fund.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,686,000, which represented .13% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 9/30/2023.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
American Funds Insurance Series — Page 28 of 274

New World Fund®
Investment portfolio
September 30, 2023
unaudited

Common stocks 89.90% Financials 14.10%	Shares	Value (000)
Kotak Mahindra Bank, Ltd.	2,155,909	$45,069
AIA Group, Ltd.	4,305,000	34,823
HDFC Bank, Ltd.	1,860,398	34,069
B3 SA - Brasil, Bolsa, Balcao	9,443,311	23,089
Capitec Bank Holdings, Ltd.	251,003	22,576
NU Holdings, Ltd. / Cayman Islands, Class A1	2,745,463	19,905
Bank Central Asia Tbk PT	32,298,423	18,427
Ping An Insurance (Group) Company of China, Ltd., Class H	2,989,204	16,931
Mastercard, Inc., Class A	41,421	16,399
AU Small Finance Bank, Ltd.	1,821,238	15,637
Bank Mandiri (Persero) Tbk PT	37,237,000	14,517
ICICI Bank, Ltd.	691,248	7,905
ICICI Bank, Ltd. (ADR)	276,660	6,397
XP, Inc., Class A	616,190	14,203
Visa, Inc., Class A	45,261	10,410
Bajaj Finance, Ltd.	103,477	9,704
Eurobank Ergasias Services and Holdings SA1	5,127,785	7,897
Discovery, Ltd.	1,015,616	7,367
Banco Bilbao Vizcaya Argentaria, SA	856,673	6,975
Shriram Finance, Ltd.	297,768	6,851
Bank of Baroda	2,584,142	6,657
Erste Group Bank AG	185,408	6,405
Bank Rakyat Indonesia (Persero) Tbk PT	18,767,100	6,342
Bank of the Philippine Islands	3,181,958	6,300
Industrial and Commercial Bank of China, Ltd., Class H	12,406,000	5,976
Edenred SA	94,580	5,909
Axis Bank, Ltd.	453,867	5,639
PagSeguro Digital, Ltd., Class A1	605,396	5,212
Grupo Financiero Banorte, SAB de CV, Series O	587,900	4,929
Jio Financial Services, Ltd.[1]	1,758,116	4,895
Canara Bank	1,060,519	4,799
Alpha Services and Holdings SA1	2,385,745	3,167
China Pacific Insurance (Group) Co., Ltd., Class H	1,225,200	3,044
Max Financial Services, Ltd.[1]	276,426	3,029
Aon PLC, Class A	9,274	3,007
DBS Group Holdings, Ltd.	116,173	2,853
East Money Information Co., Ltd., Class A	1,289,327	2,719
Bajaj Finserv, Ltd.	135,800	2,515
National Bank of Greece SA1	444,038	2,503
Moody’s Corp.	7,566	2,392
Hong Kong Exchanges and Clearing, Ltd.	58,600	2,185
S&P Global, Inc.	5,172	1,890
Bank of Ningbo Co., Ltd., Class A	472,800	1,741
China Merchants Bank Co., Ltd., Class H	406,000	1,684
Euronet Worldwide, Inc.[1]	19,369	1,537
Prudential PLC	108,552	1,169
American Funds Insurance Series — Page 29 of 274

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
China Construction Bank Corp., Class H	1,934,000	$1,090
PB Fintech, Ltd.[1]	114,816	1,059
Société Générale	38,740	937
TISCO Financial Group PCL, foreign registered shares	314,900	850
Akbank TAS	694,966	844
Nedbank Group, Ltd.	61,587	658
StoneCo, Ltd., Class A1	57,353	612
Postal Savings Bank of China Co., Ltd., Class H	1,166,752	587
Banco BTG Pactual SA, units[1]	53,912	333
Sberbank of Russia PJSC[2]	2,662,164	— [3]
Moscow Exchange MICEX-RTS PJSC[2]	438,203	— [3]
		444,619
Information technology 13.52%
Microsoft Corp.	285,370	90,106
Taiwan Semiconductor Manufacturing Co., Ltd.	3,956,269	64,203
Broadcom, Inc.	39,657	32,938
ASML Holding NV	52,741	30,972
NVIDIA Corp.	56,534	24,592
SK hynix, Inc.	175,699	14,923
Apple, Inc.	85,823	14,694
Synopsys, Inc.[1]	26,287	12,065
SAP SE	88,352	11,469
Tata Consultancy Services, Ltd.	267,994	11,368
Samsung Electronics Co., Ltd.	222,589	11,277
Infosys, Ltd. (ADR)	325,424	5,568
Infosys, Ltd.	196,303	3,387
ASM International NV	21,385	8,930
Wolfspeed, Inc.[1]	231,766	8,830
Keyence Corp.	23,700	8,809
Cognizant Technology Solutions Corp., Class A	105,329	7,135
Micron Technology, Inc.	96,956	6,596
Capgemini SE	34,066	5,915
Accenture PLC, Class A	18,999	5,835
EPAM Systems, Inc.[1]	22,398	5,727
Tokyo Electron, Ltd.	38,700	5,266
Nokia Corp.	927,500	3,488
TE Connectivity, Ltd.	24,460	3,022
Xiamen Faratronic Co., Ltd., Class A	215,500	2,860
Applied Materials, Inc.	19,715	2,730
Intel Corp.	73,248	2,604
MediaTek, Inc.	109,000	2,490
Trimble, Inc.[1]	39,778	2,142
Coforge, Ltd.	32,816	2,013
Logitech International SA	24,569	1,693
KLA Corp.	3,307	1,517
Globant SA1	7,546	1,493
NICE, Ltd. (ADR)[1]	8,744	1,486
Socionext, Inc.[4]	14,700	1,450
Atlassian Corp., Class A1	7,099	1,430
Kingdee International Software Group Co., Ltd.[1]	1,141,000	1,399
Hamamatsu Photonics KK	32,400	1,362
Disco Corp.	6,300	1,157
MKS Instruments, Inc.	7,581	656
American Funds Insurance Series — Page 30 of 274

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Canva, Inc.[1,2,5]	385	$411
TDK Corp.	6,700	248
		426,256
Industrials 12.66%
Airbus SE, non-registered shares	354,470	47,422
Larsen & Toubro, Ltd.	664,508	24,171
Safran SA	154,324	24,129
Shenzhen Inovance Technology Co., Ltd., Class A	2,192,374	20,086
DSV A/S	87,700	16,350
General Electric Co.	145,049	16,035
Carrier Global Corp.	281,172	15,521
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	3,625,523	14,727
Copa Holdings, SA, Class A	164,677	14,676
IMCD NV	111,554	14,101
Rumo SA	2,855,421	12,963
International Container Terminal Services, Inc.	3,411,690	12,466
Grab Holdings, Ltd., Class A1	3,321,858	11,759
Astra International Tbk PT	28,421,400	11,435
Caterpillar, Inc.	36,560	9,981
Techtronic Industries Co., Ltd.	929,000	9,020
InPost SA1	701,398	8,131
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	382,864	6,293
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	9,870	1,622
Daikin Industries, Ltd.	50,200	7,876
TransDigm Group, Inc.[1]	8,426	7,104
ZTO Express (Cayman), Inc., Class A (ADR)	271,883	6,571
BAE Systems PLC	523,353	6,353
CCR SA, ordinary nominative shares	2,284,598	5,859
Contemporary Amperex Technology Co., Ltd., Class A	198,825	5,574
Thales SA	37,275	5,230
Jiangsu Hengli Hydraulic Co., Ltd., Class A	561,264	4,903
Mitsui & Co., Ltd.	128,300	4,650
Boeing Co.[1]	23,656	4,534
SMC Corp.	9,900	4,432
Legrand SA	47,109	4,323
Bharat Electronics, Ltd.	2,562,150	4,267
Siemens AG	26,267	3,766
Wizz Air Holdings PLC[1]	160,030	3,724
Interpump Group SpA	59,235	2,714
RTX Corp.	37,311	2,685
Schneider Electric SE	15,602	2,572
ABB, Ltd.	68,631	2,453
Centre Testing International Group Co., Ltd.	927,496	2,370
Epiroc AB, Class B	148,206	2,370
Bureau Veritas SA	92,816	2,299
TELUS International (Cda), Inc., subordinate voting shares[1]	284,781	2,170
Hitachi, Ltd.	31,200	1,934
Ingersoll-Rand, Inc.	21,259	1,355
GT Capital Holdings, Inc.	127,890	1,289
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	291,900	1,088
MISUMI Group, Inc.	69,200	1,080
Teleperformance SE	6,774	846
Nidec Corp.	17,700	820
American Funds Insurance Series — Page 31 of 274

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Experian PLC	20,695	$676
Haitian International Holdings, Ltd.	232,146	491
		399,266
Health care 12.46%
Novo Nordisk AS, Class B	929,486	84,552
Eli Lilly and Co.	85,039	45,677
Thermo Fisher Scientific, Inc.	56,840	28,771
Max Healthcare Institute, Ltd.	4,115,280	28,116
AstraZeneca PLC	205,230	27,619
Abbott Laboratories	145,098	14,053
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,139,088	13,199
EssilorLuxottica SA	65,798	11,438
BeiGene, Ltd. (ADR)[1]	60,066	10,804
BeiGene, Ltd.[1]	42,200	587
Danaher Corp.	45,708	11,340
Revvity, Inc.	87,649	9,703
WuXi Biologics (Cayman), Inc.[1]	1,557,100	9,145
Laurus Labs, Ltd.	1,896,738	8,975
Rede D’Or Sao Luiz SA	1,748,246	8,838
Innovent Biologics, Inc.[1]	1,651,873	8,024
Hypera SA, ordinary nominative shares	1,061,597	7,844
WuXi AppTec Co., Ltd., Class H	418,400	4,979
WuXi AppTec Co., Ltd., Class A	194,459	2,315
GE HealthCare Technologies, Inc.	94,943	6,460
Bayer AG	127,271	6,113
Zoetis, Inc., Class A	27,822	4,841
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	111,800	4,140
Legend Biotech Corp. (ADR)[1]	60,331	4,052
CSL, Ltd.	22,946	3,697
Pfizer, Inc.	103,311	3,427
Straumann Holding AG	26,940	3,422
Zai Lab, Ltd. (ADR)[1]	140,032	3,404
Siemens Healthineers AG	66,725	3,389
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	187,358	1,911
Align Technology, Inc.[1]	6,196	1,892
Mettler-Toledo International, Inc.[1]	1,685	1,867
Asahi Intecc Co., Ltd.	86,400	1,553
Carl Zeiss Meditec AG, non-registered shares	17,297	1,513
Shionogi & Co., Ltd.	32,700	1,462
Medtronic PLC	16,936	1,327
OdontoPrev SA	577,950	1,252
Angelalign Technology, Inc.	99,606	616
Alcon, Inc.	2,954	228
CanSino Biologics, Inc., Class H1,4	61,521	191
Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	179
		392,915
Consumer discretionary 10.72%
LVMH Moët Hennessy-Louis Vuitton SE	60,256	45,459
MercadoLibre, Inc.[1]	30,482	38,648
Midea Group Co., Ltd., Class A	3,791,768	28,825
Alibaba Group Holding, Ltd.[1]	1,089,072	11,807
Alibaba Group Holding, Ltd. (ADR)[1]	107,132	9,293
Galaxy Entertainment Group, Ltd.	2,588,000	15,480
American Funds Insurance Series — Page 32 of 274

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Eicher Motors, Ltd.	351,888	$14,595
Hermès International	7,797	14,174
Trip.com Group, Ltd. (ADR)[1]	399,028	13,954
Evolution AB	129,292	13,028
Jumbo SA	392,764	10,804
adidas AG	47,247	8,318
Titan Co., Ltd.	207,375	7,858
YUM! Brands, Inc.	60,921	7,611
Li Ning Co., Ltd.	1,599,156	6,716
Marriott International, Inc., Class A	32,160	6,321
Shenzhou International Group Holdings, Ltd.	589,400	5,627
NIKE, Inc., Class B	56,458	5,399
Kering SA	11,264	5,121
Tesla, Inc.[1]	20,117	5,034
Zhongsheng Group Holdings, Ltd.	1,624,500	4,573
Airbnb, Inc., Class A1	31,507	4,323
Amadeus IT Group SA, Class A, non-registered shares	71,137	4,287
Ferrari NV (EUR denominated)	13,500	3,979
Cie. Financière Richemont SA, Class A	32,009	3,900
H World Group, Ltd. (ADR)[1]	95,831	3,779
Naspers, Ltd., Class N	22,539	3,597
China Tourism Group Duty Free Corp., Ltd., Class H	255,870	3,363
Stellantis NV	173,488	3,328
Industria de Diseño Textil, SA	82,774	3,081
Maruti Suzuki India, Ltd.	23,114	2,954
InterContinental Hotels Group PLC	35,617	2,626
Aptiv PLC[1]	22,350	2,203
Sands China, Ltd.[1]	696,400	2,118
General Motors Co.	63,958	2,109
Melco Resorts & Entertainment, Ltd. (ADR)[1]	192,864	1,907
Shangri-La Asia, Ltd.[1]	2,130,000	1,449
IDP Education, Ltd.	98,395	1,349
Booking Holdings, Inc.[1]	417	1,286
Inchcape PLC	132,241	1,217
Magazine Luiza SA1	2,749,107	1,159
Renault SA	28,126	1,152
Levi Strauss & Co., Class A	82,394	1,119
Flutter Entertainment PLC[1]	6,201	1,012
Gree Electric Appliances, Inc. of Zhuhai, Class A	132,946	661
Cyrela Brazil Realty SA, ordinary nominative shares	91,635	370
Foschini Group, Ltd. (The)	68,408	357
Woolworths Holdings, Ltd.	90,404	323
Americanas SA, ordinary nominative shares[1]	801,908	152
Meituan, Class B1	5,521	80
		337,885
Materials 7.29%
Vale SA (ADR), ordinary nominative shares	1,388,567	18,607
Vale SA, ordinary nominative shares	1,168,124	15,705
First Quantum Minerals, Ltd.	1,215,571	28,719
Freeport-McMoRan, Inc.	527,391	19,666
Asian Paints, Ltd.	457,568	17,401
Linde PLC	44,358	16,517
Sika AG	52,635	13,341
Pidilite Industries, Ltd.	344,199	10,092
American Funds Insurance Series — Page 33 of 274

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Albemarle Corp.	55,662	$9,465
Gerdau SA (ADR)	1,565,618	7,468
Barrick Gold Corp.	470,342	6,843
Shin-Etsu Chemical Co., Ltd.	222,300	6,452
Jindal Steel & Power, Ltd.	709,527	5,995
LANXESS AG	207,320	5,275
Wacker Chemie AG4	31,815	4,564
Givaudan SA	1,359	4,449
Glencore PLC	749,780	4,288
Nutrien, Ltd. (CAD denominated)	67,724	4,182
Shandong Sinocera Functional Material Co., Ltd., Class A	881,100	3,299
Arkema SA	32,596	3,214
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	468,502	3,045
Loma Negra Compania Industrial Argentina SA (ADR)	409,335	2,468
Fresnillo PLC	362,258	2,425
Akzo Nobel NV	25,296	1,825
BASF SE	39,350	1,786
Amcor PLC (CDI)	191,222	1,759
Corteva, Inc.	33,900	1,734
Grupo México, SAB de CV, Series B	347,874	1,647
Wheaton Precious Metals Corp.	39,331	1,595
China Jushi Co., Ltd., Class A	714,543	1,319
CCL Industries, Inc., Class B, nonvoting shares	25,121	1,054
OCI NV	36,366	1,012
Guangzhou Tinci Materials Technology Co., Ltd., Class A	263,900	977
Umicore SA	34,684	823
DSM-Firmenich AG	8,226	695
Polymetal International PLC[1]	76,572	282
Alrosa PJSC[2]	1,123,215	— [3]
		229,988
Consumer staples 6.34%
Kweichow Moutai Co., Ltd., Class A	104,907	26,028
ITC, Ltd.	3,877,506	20,759
Varun Beverages, Ltd.	1,262,159	14,366
Bunge, Ltd.	124,316	13,457
Nestlé SA	101,555	11,468
Arca Continental, SAB de CV	1,162,444	10,558
Monster Beverage Corp.[1]	189,294	10,023
Constellation Brands, Inc., Class A	35,335	8,881
Ajinomoto Co., Inc.	183,799	7,084
Raia Drogasil SA, ordinary nominative shares	1,167,683	6,416
Kao Corp.	169,200	6,283
Carlsberg A/S, Class B	45,546	5,739
JBS SA	1,559,350	5,600
Pernod Ricard SA	31,938	5,316
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,600,983	5,179
Anheuser-Busch InBev SA/NV	89,553	4,931
Avenue Supermarts, Ltd.[1]	92,894	4,111
British American Tobacco PLC	123,674	3,882
DINO POLSKA SA, non-registered shares[1]	43,220	3,493
Foshan Haitian Flavouring and Food Co., Ltd., Class A	616,715	3,236
Japan Tobacco, Inc.	127,700	2,939
Philip Morris International, Inc.	30,823	2,854
Uni-Charm Corp.	74,100	2,614
American Funds Insurance Series — Page 34 of 274

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
L’Oréal SA, non-registered shares	5,963	$2,469
Dabur India, Ltd.	344,234	2,283
Mondelez International, Inc.	30,365	2,107
Danone SA	33,321	1,836
United Spirits, Ltd.[1]	141,557	1,715
Proya Cosmetics Co., Ltd., Class A	91,768	1,276
Reckitt Benckiser Group PLC	17,776	1,256
Wuliangye Yibin Co., Ltd., Class A	51,771	1,118
Essity Aktiebolag, Class B	12,372	267
Clicks Group, Ltd.	17,686	241
X5 Retail Group NV (GDR)[1,2]	88,147	— [3]
		199,785
Communication services 6.24%
Alphabet, Inc., Class C1	160,847	21,208
Alphabet, Inc., Class A1	79,925	10,459
Bharti Airtel, Ltd.	2,618,283	29,215
Bharti Airtel, Ltd., interim shares	77,359	497
Tencent Holdings, Ltd.	677,651	26,262
Meta Platforms, Inc., Class A1	70,933	21,295
MTN Group, Ltd.	3,253,445	19,340
Netflix, Inc.[1]	27,374	10,336
América Móvil, SAB de CV, Class B (ADR)	581,146	10,065
NetEase, Inc.	345,900	6,944
NetEase, Inc. (ADR)	25,900	2,594
Telefónica, SA, non-registered shares	1,936,773	7,925
TIM SA	1,778,180	5,268
Vodafone Group PLC	4,319,473	4,034
Singapore Telecommunications, Ltd.	1,997,800	3,524
Activision Blizzard, Inc.	33,302	3,118
Saudi Telecom Co., non-registered shares	309,334	3,102
Informa PLC	288,172	2,626
Yandex NV, Class A1	228,207	2,494
Sea, Ltd., Class A (ADR)[1]	44,112	1,939
Telefônica Brasil SA, ordinary nominative shares	211,900	1,820
Telkom Indonesia (Persero) Tbk PT, Class B	5,851,700	1,419
JCDecaux SE1	80,520	1,361
		196,845
Energy 3.83%
Reliance Industries, Ltd.	1,150,343	32,290
TotalEnergies SE	340,263	22,392
Baker Hughes Co., Class A	296,026	10,456
Exxon Mobil Corp.	80,580	9,475
Saudi Arabian Oil Co.	721,571	6,734
New Fortress Energy, Inc., Class A	192,707	6,317
Woodside Energy Group, Ltd.	268,036	6,245
Hess Corp.	40,181	6,148
Cheniere Energy, Inc.	31,889	5,292
Schlumberger NV	74,887	4,366
Chevron Corp.	23,778	4,009
Shell PLC (GBP denominated)	76,707	2,435
BP PLC	277,413	1,791
Borr Drilling, Ltd.[1]	129,674	921
Borr Drilling, Ltd. (NOK denominated)[1]	121,476	852
American Funds Insurance Series — Page 35 of 274

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
INPEX Corp.	48,100	$722
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	23,280	349
Gazprom PJSC[2]	945,858	— [3]
Rosneft Oil Co. PJSC[2]	588,661	— [3]
		120,794
Real estate 1.66%
Macrotech Developers, Ltd.	2,257,222	21,743
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	1,267,356	5,695
CK Asset Holdings, Ltd.	998,500	5,252
China Resources Mixc Lifestyle Services, Ltd.	1,220,800	4,884
American Tower Corp. REIT	27,654	4,548
ESR Group, Ltd.	2,597,200	3,641
KE Holdings, Inc., Class A (ADR)	158,053	2,453
Longfor Group Holdings, Ltd.	1,173,846	2,075
CTP NV	136,658	1,956
Ayala Land, Inc.	222,500	116
		52,363
Utilities 1.08%
ENN Energy Holdings, Ltd.	1,632,505	13,493
AES Corp.	448,505	6,817
Equatorial Energia SA	860,734	5,490
Power Grid Corporation of India, Ltd.	1,770,556	4,257
Enel SpA	360,828	2,214
Engie SA	93,656	1,436
China Resources Gas Group, Ltd.	100,000	291
China Gas Holdings, Ltd.	67,400	63
		34,061
Total common stocks (cost: $2,113,178,000)		2,834,777
Preferred securities 0.65% Financials 0.28%
Banco Bradesco SA, preferred nominative shares	1,653,672	4,704
Itaú Unibanco Holding SA (ADR), preferred nominative shares	468,555	2,516
Itaú Unibanco Holding SA, preferred nominative shares	315,302	1,707
		8,927
Real estate 0.20%
QuintoAndar, Ltd., Series E, preference shares[1,2,5]	32,657	4,999
QuintoAndar, Ltd., Series E-1, preference shares[1,2,5]	8,400	1,286
		6,285
Consumer discretionary 0.14%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	42,282	3,977
Getir BV, Series D, preferred shares[1,2,5]	7,768	444
		4,421
American Funds Insurance Series — Page 36 of 274

unaudited
Preferred securities (continued) Information technology 0.03%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	20,463	$826
Canva, Inc., Series A, noncumulative preferred shares[1,2,5]	34	37
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,5]	1	1
		864
Industrials 0.00%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	129,359	170
Total preferred securities (cost: $23,852,000)		20,667
Rights & warrants 0.07% Industrials 0.04%
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/20/2024[1,6]	425,100	1,086
Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[6]	128,407	976
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	37,386	28
		1,004
Total rights & warrants (cost: $2,099,000)		2,090
Convertible bonds & notes 0.01% Energy 0.01%	Principal amount (000)
Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024	USD200	193
Total convertible bonds & notes (cost: $193,000)		193
Bonds, notes & other debt instruments 3.93% Bonds & notes of governments & government agencies outside the U.S. 3.38%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	200	160
Angola (Republic of) 9.50% 11/12/2025	400	393
Angola (Republic of) 8.25% 5/9/2028	500	434
Angola (Republic of) 8.00% 11/26/2029[6]	445	367
Angola (Republic of) 8.75% 4/14/2032[6]	280	226
Argentine Republic 1.00% 7/9/2029	32	9
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	2,341	671
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[7]	2,217	552
Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[7]	1,091	322
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,909	751
Brazil (Federative Republic of) 0% 1/1/2024	BRL10,200	1,973
Brazil (Federative Republic of) 10.00% 1/1/2027	10,669	2,074
Brazil (Federative Republic of) 6.00% 5/15/2027[8]	30,062	6,155
Brazil (Federative Republic of) 10.00% 1/1/2031	8,986	1,664
Brazil (Federative Republic of) 10.00% 1/1/2033	23,474	4,264
Brazil (Federative Republic of) 6.00% 8/15/2050[8]	1,634	331
Chile (Republic of) 6.00% 4/1/2033	CLP1,170,000	1,342
Chile (Republic of) 5.30% 11/1/2037	480,000	503
Chile (Republic of) 4.34% 3/7/2042	USD350	284
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY30,480	4,222
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	11,700	1,622
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	27,530	4,220
American Funds Insurance Series — Page 37 of 274

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	CNY10,410	$1,446
Colombia (Republic of) 3.25% 4/22/2032	USD700	505
Colombia (Republic of) 5.625% 2/26/2044	520	374
Colombia (Republic of) 5.20% 5/15/2049	755	497
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP2,927,200	563
Colombia (Republic of), Series B, 13.25% 2/9/2033	10,560,100	2,798
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	121
Czech Republic 1.25% 2/14/2025	CZK32,530	1,328
Dominican Republic 8.625% 4/20/2027[6]	USD575	594
Dominican Republic 5.50% 2/22/2029[6]	275	252
Dominican Republic 11.375% 7/6/2029	DOP12,800	244
Dominican Republic 7.05% 2/3/2031[6]	USD150	145
Dominican Republic 13.625% 2/3/2033	DOP9,000	187
Dominican Republic 11.25% 9/15/2035	49,350	898
Dominican Republic 5.875% 1/30/2060	USD2,125	1,529
Dominican Republic 5.875% 1/30/2060[6]	280	201
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR450	266
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	215
Egypt (Arab Republic of) 8.875% 5/29/2050	455	248
Egypt (Arab Republic of) 8.75% 9/30/2051	500	270
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	260
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	640	416
Gabonese Republic 7.00% 11/24/2031	300	224
Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	501
Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	567
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,290
Honduras (Republic of) 5.625% 6/24/2030	678	581
Honduras (Republic of) 5.625% 6/24/2030[6]	281	241
Hungary (Republic of) 6.25% 9/22/2032[6]	330	322
Hungary (Republic of), Series B, 3.00% 6/26/2024	HUF259,900	678
Hungary (Republic of), Series A, 6.75% 10/22/2028	519,260	1,366
Indonesia (Republic of) 6.625% 2/17/2037	USD300	318
Indonesia (Republic of) 7.125% 6/15/2038	IDR32,478,000	2,125
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	48,630,000	3,130
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	845
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,775
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR78,000	922
Kenya (Republic of) 6.875% 6/24/2024	USD400	371
Kenya (Republic of) 8.25% 2/28/2048[6]	400	274
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR3,240	696
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	2,095	445
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	4,280	891
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	7,106	1,636
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	440
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	224
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	631	126
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	239
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	933
Mongolia (State of) 8.75% 3/9/2024	370	373
Mongolia (State of) 4.45% 7/7/2031	300	232
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	252
Mozambique (Republic of) 9.00% 9/15/2031	1,300	1,027
Oman (Sultanate of) 6.25% 1/25/2031[6]	200	198
Oman (Sultanate of) 6.75% 1/17/2048	850	784
Oman (Sultanate of) 7.00% 1/25/2051	600	567
American Funds Insurance Series — Page 38 of 274

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 3.75% 4/17/2026	USD100	$91
Panama (Republic of) 6.875% 1/31/2036	410	412
Panama (Republic of) 4.50% 4/16/2050	200	137
Panama (Republic of) 6.853% 3/28/2054	590	550
Panama (Republic of) 4.50% 1/19/2063	200	130
Paraguay (Republic of) 4.95% 4/28/2031	320	297
Peru (Republic of) 3.00% 1/15/2034	225	174
Peru (Republic of) 6.55% 3/14/2037	1,070	1,109
Peru (Republic of) 3.55% 3/10/2051	370	245
Peru (Republic of) 2.78% 12/1/2060	100	54
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	326
Philippines (Republic of) 6.375% 10/23/2034	145	153
Philippines (Republic of) 3.95% 1/20/2040	500	396
Poland (Republic of) 4.875% 10/4/2033	560	522
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN7,680	1,644
Qatar (State of) 4.50% 4/23/2028[6]	USD450	443
Romania 2.00% 1/28/2032	EUR1,375	1,049
Romania 2.00% 4/14/2033	300	219
Romania 5.125% 6/15/2048[6]	USD500	392
Russian Federation 5.25% 6/23/2047[9]	1,200	408
Senegal (Republic of) 4.75% 3/13/2028	EUR600	542
South Africa (Republic of) 5.875% 4/20/2032	USD400	341
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR57,197	2,373
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	81,448	3,397
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	26,540	1,035
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	42,450	1,559
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[9]	USD450	219
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[9]	1,170	566
Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[9]	1,270	613
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[9]	471	220
Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	425
Thailand (Kingdom of) 3.45% 6/17/2043	18,658	496
Tunisia (Republic of) 5.625% 2/17/2024	EUR1,720	1,613
Tunisia (Republic of) 5.75% 1/30/2025	USD425	292
Turkey (Republic of) 9.875% 1/15/2028	200	211
Turkey (Republic of) 11.875% 1/15/2030	500	584
Ukraine 8.994% 2/1/2026[9]	600	191
Ukraine 7.75% 9/1/2029[9]	2,328	672
Ukraine 9.75% 11/1/2030[9]	900	267
Ukraine 7.375% 9/25/2034[9]	2,180	584
United Mexican States 4.75% 3/8/2044	800	616
United Mexican States 3.75% 4/19/2071	200	115
United Mexican States, Series M, 7.50% 6/3/2027	MXN20,360	1,067
United Mexican States, Series M20, 8.50% 5/31/2029	9,159	492
United Mexican States, Series M, 7.75% 5/29/2031	83,379	4,217
United Mexican States, Series M, 7.50% 5/26/2033	63,500	3,097
United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,194
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD64	4
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	1,149	80
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	950	66
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[9]	85	9
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]	1,383	121
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	299	28
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[9]	129	12
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[9]	64	7
American Funds Insurance Series — Page 39 of 274

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[9]	USD170	$17
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	319	33
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[9]	106	11
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	107	10
		106,636
Corporate bonds, notes & loans 0.55% Energy 0.17%
AI Candelaria (Spain), SLU 7.50% 12/15/2028	323	295
Oleoducto Central SA 4.00% 7/14/2027[6]	255	228
Oleoducto Central SA 4.00% 7/14/2027	200	178
Petrobras Global Finance BV 6.85% 6/5/2115	314	270
Petroleos Mexicanos 7.19% 9/12/2024	MXN22,000	1,186
Petroleos Mexicanos 6.49% 1/23/2027	USD2,585	2,296
Petrorio Luxembourg SARL 6.125% 6/9/2026	200	193
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	173
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	397
		5,216
Utilities 0.09%
Aegea Finance SARL 9.00% 1/20/2031[6]	275	277
AES Panama Generation Holdings SRL 4.375% 5/31/2030[6]	278	236
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	412	332
Enfragen Energia Sur SA 5.375% 12/30/2030	969	679
State Grid Europe Development (2014) PLC 3.125% 4/7/2025	1,400	1,349
		2,873
Financials 0.07%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	668
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6,7]	340	335
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	241
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	519
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	577
		2,340
Communication services 0.07%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN17,000	951
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	220
PLDT, Inc. 2.50% 1/23/2031	210	167
Tencent Holdings, Ltd. 3.975% 4/11/2029	400	363
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	580	335
		2,036
Materials 0.05%
Braskem Idesa SAPI 7.45% 11/15/2029	775	484
Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	187
Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	355	352
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[6]	230	197
Sasol Financing USA, LLC 5.875% 3/27/2024	500	496
		1,716
American Funds Insurance Series — Page 40 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.05%		Principal amount (000)	Value (000)
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		USD410	$233
Arcos Dorados BV 6.125% 5/27/2029		450	428
Meituan 3.05% 10/28/2030[6]		400	311
MercadoLibre, Inc. 3.125% 1/14/2031		400	315
Sands China, Ltd. 4.875% 6/18/2030		220	190
			1,477
Consumer staples 0.03%
MARB BondCo PLC 3.95% 1/29/2031		520	386
NBM US Holdings, Inc. 7.00% 5/14/2026[5]		200	199
NBM US Holdings, Inc. 6.625% 8/6/2029[5]		420	383
			968
Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		480	406
Industrials 0.01%
Mexico City Airport Trust 4.25% 10/31/2026		200	188
Total corporate bonds, notes & loans			17,220
Total bonds, notes & other debt instruments (cost: $138,085,000)			123,856
Short-term securities 5.87% Money market investments 5.83%		Shares
Capital Group Central Cash Fund 5.44%[10,11]		1,840,591	184,040
Money market investments purchased with collateral from securities on loan 0.03%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[10,12]		740,257	740
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[10,12]		167,595	168
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[10,12]		28,965	29
			937
Bills & notes of governments & government agencies outside the U.S. 0.01%	Weighted average yield at acquisition	Principal amount (000)
Sri Lanka (Democratic Socialist Republic of) 11/17/2023	17.046%	LKR97,000	294
Total short-term securities (cost: $185,278,000)			185,271
Total investment securities 100.43% (cost: $2,462,685,000)			3,166,854
Other assets less liabilities (0.43)%			(13,714)
Net assets 100.00%			$3,153,140
American Funds Insurance Series — Page 41 of 274

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	107	1/4/2024	USD21,690	$(62)
10 Year Euro-Bund Futures	Short	20	12/11/2023	(2,720)	78
10 Year Ultra U.S. Treasury Note Futures	Short	67	12/29/2023	(7,474)	225
30 Year Ultra U.S. Treasury Bond Futures	Short	7	12/29/2023	(831)	64
					$305
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	1,522	THB	55,300	Standard Chartered Bank	10/6/2023	$9
EUR	400	USD	430	Standard Chartered Bank	10/6/2023	(7)
CZK	21,025	USD	941	Barclays Bank PLC	10/6/2023	(30)
THB	55,300	USD	1,562	Citibank	10/6/2023	(49)
MXN	14,979	USD	852	Morgan Stanley	10/12/2023	6
USD	4,831	MYR	22,545	HSBC Bank	10/13/2023	12
USD	315	ZAR	5,590	Standard Chartered Bank	10/18/2023	20
USD	239	ZAR	4,370	Standard Chartered Bank	10/18/2023	8
USD	983	CNH	7,158	Bank of America	10/18/2023	1
USD	1,315	ZAR	24,984	Standard Chartered Bank	10/18/2023	(2)
COP	1,259,760	USD	304	Morgan Stanley	10/23/2023	2
INR	36,577	USD	440	Citibank	10/23/2023	(1)
USD	487	BRL	2,370	Citibank	10/24/2023	17
USD	139	CLP	116,145	Citibank	10/24/2023	9
CLP	101,009	USD	113	Morgan Stanley	10/24/2023	1
IDR	1,205,515	USD	78	Citibank	10/24/2023	— [3]
COP	939,260	USD	234	Citibank	10/24/2023	(5)
BRL	14,005	USD	2,816	Citibank	10/24/2023	(40)
USD	1,227	EUR	1,151	Morgan Stanley	10/25/2023	9
USD	324	THB	11,770	Standard Chartered Bank	10/26/2023	2
THB	11,770	USD	326	Citibank	10/26/2023	(3)
USD	1,412	EUR	1,331	JPMorgan Chase	10/27/2023	3
PLN	8,285	USD	1,880	JPMorgan Chase	11/7/2023	15
HUF	504,380	USD	1,345	Goldman Sachs	11/7/2023	14
USD	1,025	MXN	17,995	Citibank	11/7/2023	(1)
USD	1,919	PLN	8,441	Morgan Stanley	11/7/2023	(12)
USD	1,018	IDR	15,000,000	Citibank	11/8/2023	50
USD	733	BRL	4,100	Citibank	1/2/2024	(73)
						$(45)
American Funds Insurance Series — Page 42 of 274

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
8.61%	28-day	28-day MXN-TIIE	28-day	8/3/2028	MXN43,530	$(99)	$—	$(99)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
10.535%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2025	BRL6,315	$(6)	$—	$(6)
10.775%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	4,534	(18)	—	(18)
							$(24)	$—	$(24)
Investments in affiliates11

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 5.44%[10]	$167,328	$296,216	$279,498	$13	$(19)	$184,040	$6,283
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.44%[10]	86		86 [13]			—	— [14]
Total 5.83%				$13	$(19)	$184,040	$6,283
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$5,258	$4,999	.16%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	1,716	1,286.04
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	406	383.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	192	199.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	411.02
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	37	.00 [15]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [15]
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	444.01
Total		$11,788	$7,760	.25%

American Funds Insurance Series — Page 43 of 274

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $2,227,000, which represented .07% of the net assets of the fund.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $7,760,000, which represented .25% of the net assets of the fund.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,922,000, which represented .35% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 9/30/2023.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
[15]	Amount less than .01%.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
LKR = Sri Lankan rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — Page 44 of 274

Washington Mutual Investors Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 96.83% Information technology 20.17%	Shares	Value (000)
Broadcom, Inc.	698,088	$579,818
Microsoft Corp.	1,811,486	571,977
Intel Corp.	3,534,910	125,666
Apple, Inc.	707,172	121,075
ASML Holding NV (ADR)	167,134	98,385
SAP SE (ADR)	438,512	56,708
Applied Materials, Inc.	365,769	50,641
TE Connectivity, Ltd.	376,085	46,458
Motorola Solutions, Inc.	152,919	41,631
Oracle Corp.	359,070	38,033
KLA Corp.	71,337	32,719
QUALCOMM, Inc.	282,430	31,367
Salesforce, Inc.[1]	137,206	27,823
Synopsys, Inc.[1]	45,829	21,034
Texas Instruments, Inc.	128,347	20,408
NetApp, Inc.	202,205	15,343
ASM International NV (ADR)	29,112	12,240
Cadence Design Systems, Inc.[1]	39,031	9,145
Micron Technology, Inc.	73,428	4,995
Analog Devices, Inc.	28,186	4,935
Ciena Corp.[1]	17,550	829
		1,911,230
Health care 17.29%
UnitedHealth Group, Inc.	621,472	313,340
Eli Lilly and Co.	415,244	223,040
Johnson & Johnson	838,662	130,622
CVS Health Corp.	1,861,652	129,981
AbbVie, Inc.	851,364	126,904
Pfizer, Inc.	2,941,804	97,580
AstraZeneca PLC (ADR)	1,388,660	94,040
Gilead Sciences, Inc.	1,247,445	93,484
Danaher Corp.	294,746	73,126
Abbott Laboratories	539,212	52,223
Humana, Inc.	86,305	41,989
Elevance Health, Inc.	89,728	39,069
Bristol-Myers Squibb Co.	661,656	38,402
Vertex Pharmaceuticals, Inc.[1]	110,360	38,377
Regeneron Pharmaceuticals, Inc.[1]	25,319	20,836
Novo Nordisk AS, Class B (ADR)	211,934	19,273
Merck & Co., Inc.	185,136	19,060
Thermo Fisher Scientific, Inc.	37,219	18,839
Zoetis, Inc., Class A	100,233	17,439
Molina Healthcare, Inc.[1]	37,656	12,347
Edwards Lifesciences Corp.[1]	171,851	11,906
Becton, Dickinson and Co.	40,527	10,477
American Funds Insurance Series — Page 45 of 274

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Cigna Group (The)	32,974	$9,433
Baxter International, Inc.	114,187	4,309
Sanofi (ADR)	36,949	1,982
		1,638,078
Financials 14.23%
Marsh & McLennan Companies, Inc.	1,304,083	248,167
JPMorgan Chase & Co.	945,042	137,050
CME Group, Inc., Class A	598,871	119,906
BlackRock, Inc.	144,090	93,153
Visa, Inc., Class A	355,541	81,778
Chubb, Ltd.	359,131	74,764
Wells Fargo & Co.	1,659,043	67,789
Mastercard, Inc., Class A	161,089	63,777
Blackstone, Inc.	422,177	45,232
KKR & Co., Inc.	709,765	43,722
S&P Global, Inc.	110,467	40,366
Discover Financial Services	453,808	39,313
Apollo Asset Management, Inc.	436,959	39,221
Capital One Financial Corp.	341,028	33,097
Arthur J. Gallagher & Co.	132,881	30,288
Brookfield Asset Management, Ltd., Class A	819,037	27,307
Aon PLC, Class A	73,528	23,839
Citizens Financial Group, Inc.	856,604	22,957
Intercontinental Exchange, Inc.	206,000	22,664
Morgan Stanley	185,018	15,110
Canadian Imperial Bank of Commerce	302,696	11,687
Nasdaq, Inc.	211,754	10,289
Goldman Sachs Group, Inc.	29,888	9,671
Carlyle Group, Inc. (The)	298,615	9,006
Fifth Third Bancorp	354,128	8,970
KeyCorp	823,999	8,866
Bank of America Corp.	306,789	8,400
Fidelity National Information Services, Inc.	107,940	5,966
PNC Financial Services Group, Inc.	23,828	2,925
Progressive Corp.	14,654	2,041
Charles Schwab Corp. (The)	19,606	1,076
		1,348,397
Industrials 11.24%
Northrop Grumman Corp.	402,386	177,126
Caterpillar, Inc.	405,471	110,694
CSX Corp.	2,644,455	81,317
Union Pacific Corp.	326,060	66,396
RTX Corp.	877,618	63,162
Boeing Co.[1]	309,817	59,386
L3Harris Technologies, Inc.	300,855	52,385
Paychex, Inc.	317,151	36,577
General Electric Co.	296,208	32,746
Carrier Global Corp.	574,826	31,730
Equifax, Inc.	162,406	29,749
Lockheed Martin Corp.	67,995	27,807
Waste Connections, Inc.	203,565	27,339
Southwest Airlines Co.	957,149	25,910
ABB, Ltd. (ADR)	698,514	24,860
American Funds Insurance Series — Page 46 of 274

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Robert Half, Inc.	281,341	$20,617
Honeywell International, Inc.	105,144	19,424
United Parcel Service, Inc., Class B	109,761	17,108
Rockwell Automation	59,734	17,076
FedEx Corp.	62,786	16,633
Deere & Co.	43,482	16,409
Norfolk Southern Corp.	70,166	13,818
PACCAR, Inc.	157,552	13,395
BAE Systems PLC (ADR)[2]	227,438	11,247
Republic Services, Inc.	74,312	10,590
Johnson Controls International PLC	187,992	10,003
Huntington Ingalls Industries, Inc.	44,770	9,159
HEICO Corp.	46,818	7,581
Delta Air Lines, Inc.	189,145	6,998
Ingersoll-Rand, Inc.	107,105	6,825
Broadridge Financial Solutions, Inc.	37,636	6,739
RELX PLC (ADR)	186,041	6,270
Air Lease Corp., Class A	155,159	6,115
Waste Management, Inc.	11,150	1,700
		1,064,891
Consumer staples 8.02%
Philip Morris International, Inc.	1,814,929	168,026
Keurig Dr Pepper, Inc.	2,586,415	81,653
Target Corp.	587,540	64,964
Constellation Brands, Inc., Class A	227,237	57,111
Altria Group, Inc.	1,305,578	54,900
Archer Daniels Midland Co.	682,007	51,437
Procter & Gamble Co.	267,824	39,065
Kraft Heinz Co.	1,108,358	37,285
Dollar General Corp.	258,093	27,306
Hormel Foods Corp.	713,087	27,119
Mondelez International, Inc.	349,405	24,249
General Mills, Inc.	334,254	21,389
Nestlé SA (ADR)	185,460	20,989
British American Tobacco PLC (ADR)	590,373	18,544
Costco Wholesale Corp.	30,692	17,340
Church & Dwight Co., Inc.	149,274	13,678
Reckitt Benckiser Group PLC (ADR)	868,149	12,145
Danone (ADR)	688,870	7,622
Kimberly-Clark Corp.	55,541	6,712
Molson Coors Beverage Co., Class B, restricted voting shares	80,588	5,125
Kenvue, Inc.	170,581	3,425
		760,084
Consumer discretionary 6.55%
Home Depot, Inc.	558,464	168,746
YUM! Brands, Inc.	793,638	99,157
Darden Restaurants, Inc.	520,967	74,613
General Motors Co.	1,822,515	60,088
TJX Companies, Inc.	464,296	41,267
NIKE, Inc., Class B	363,742	34,781
Tractor Supply Co.	170,431	34,606
Royal Caribbean Cruises, Ltd.[1]	228,574	21,061
D.R. Horton, Inc.	171,231	18,402
American Funds Insurance Series — Page 47 of 274

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Chipotle Mexican Grill, Inc.[1]	8,562	$15,684
Marriott International, Inc., Class A	56,178	11,042
Lennar Corp., Class A	90,363	10,142
Wynn Resorts, Ltd.	96,691	8,935
VF Corp.	440,631	7,786
McDonald’s Corp.	25,001	6,586
Polaris, Inc.	52,835	5,502
Amazon.com, Inc.[1]	17,265	2,195
		620,593
Energy 6.04%
Exxon Mobil Corp.	879,161	103,372
Chevron Corp.	499,866	84,287
Halliburton Co.	2,035,875	82,453
ConocoPhillips	620,204	74,301
Pioneer Natural Resources Co.	279,246	64,101
EOG Resources, Inc.	471,642	59,785
Canadian Natural Resources, Ltd.	709,684	45,895
Baker Hughes Co., Class A	1,185,509	41,872
TC Energy Corp.	473,628	16,298
		572,364
Communication services 5.41%
Comcast Corp., Class A	5,907,632	261,944
Alphabet, Inc., Class C1	890,857	117,460
Alphabet, Inc., Class A1	498,288	65,206
Meta Platforms, Inc., Class A1	182,189	54,695
Electronic Arts, Inc.	51,819	6,239
Deutsche Telekom AG (ADR)	142,813	2,993
Activision Blizzard, Inc.	23,334	2,185
Netflix, Inc.[1]	3,715	1,403
		512,125
Materials 3.08%
Linde PLC	243,073	90,508
Corteva, Inc.	1,088,705	55,698
Celanese Corp.	430,010	53,975
Rio Tinto PLC (ADR)	475,019	30,230
Mosaic Co.	659,857	23,491
Nucor Corp.	122,250	19,114
LyondellBasell Industries NV	161,457	15,290
H.B. Fuller Co.	49,263	3,380
		291,686
Utilities 3.00%
Constellation Energy Corp.	997,687	108,828
Sempra	942,785	64,138
Entergy Corp.	345,572	31,965
Southern Co. (The)	351,765	22,766
CenterPoint Energy, Inc.	540,527	14,513
Public Service Enterprise Group, Inc.	226,899	12,913
FirstEnergy Corp.	354,586	12,120
NextEra Energy, Inc.	142,890	8,186
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Common stocks (continued) Utilities (continued)	Shares	Value (000)
CMS Energy Corp.	80,360	$4,268
Evergy, Inc.	81,424	4,128
		283,825
Real estate 1.80%
Extra Space Storage, Inc. REIT	411,732	50,058
Welltower, Inc. REIT	517,203	42,369
Public Storage REIT	153,405	40,425
Equinix, Inc. REIT	27,812	20,199
American Tower Corp. REIT	55,352	9,103
Regency Centers Corp. REIT	106,640	6,339
Crown Castle, Inc. REIT	14,137	1,301
Digital Realty Trust, Inc. REIT	8,255	999
		170,793
Total common stocks (cost: $7,156,061,000)		9,174,066
Convertible stocks 0.07% Utilities 0.04%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	90,700	3,431
Financials 0.03%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	2,975
Total convertible stocks (cost: $7,002,000)		6,406
Short-term securities 3.22% Money market investments 3.17%
Capital Group Central Cash Fund 5.44%[3,4]	3,003,863	300,356
Money market investments purchased with collateral from securities on loan 0.05%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[3,5]	3,422,520	3,423
Capital Group Central Cash Fund 5.44%[3,4,5]	6,289	629
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[3,5]	306,512	306
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[3,5]	102,906	103
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.26%[3,5]	102,702	103
		4,564
Total short-term securities (cost: $304,891,000)		304,920
Total investment securities 100.12% (cost: $7,467,954,000)		9,485,392
Other assets less liabilities (0.12)%		(11,136)
Net assets 100.00%		$9,474,256
American Funds Insurance Series — Page 49 of 274

unaudited
Investments in affiliates4

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Short-term securities 3.18%
Money market investments 3.17%
Capital Group Central Cash Fund 5.44%[3]	$384,669	$865,629	$949,930	$10	$(22)	$300,356	$13,913
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[3,5]	6,338		5,709 [6]			629	— [7]
Total 3.18%				$10	$(22)	$300,985	$13,913

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $4,895,000, which represented .05% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 9/30/2023.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 50 of 274

Capital World Growth and Income Fund®
Investment portfolio
September 30, 2023
unaudited

Common stocks 94.98% Information technology 18.51%	Shares	Value (000)
Microsoft Corp.	194,822	$61,515
Broadcom, Inc.	72,425	60,155
Taiwan Semiconductor Manufacturing Co., Ltd.	2,143,800	34,790
ASML Holding NV	39,841	23,396
Apple, Inc.	98,110	16,797
Tokyo Electron, Ltd.	112,000	15,242
EPAM Systems, Inc.[1]	37,839	9,675
Accenture PLC, Class A	30,717	9,434
Capgemini SE	54,005	9,377
NVIDIA Corp.	17,375	7,558
Texas Instruments, Inc.	43,394	6,900
Salesforce, Inc.[1]	29,677	6,018
Oracle Corp.	43,401	4,597
TE Connectivity, Ltd.	34,877	4,308
Logitech International SA	62,296	4,293
Applied Materials, Inc.	29,506	4,085
Intel Corp.	113,191	4,024
Shopify, Inc., Class A, subordinate voting shares[1]	65,759	3,588
MediaTek, Inc.	125,094	2,858
Synopsys, Inc.[1]	5,970	2,740
Seagate Technology Holdings PLC	37,839	2,495
Keyence Corp.	6,400	2,379
Adobe, Inc.[1]	3,902	1,990
Disco Corp.	10,500	1,928
Marvell Technology, Inc.	33,050	1,789
GlobalWafers Co., Ltd.	126,000	1,772
Samsung Electronics Co., Ltd.	34,208	1,733
Micron Technology, Inc.	24,954	1,698
Delta Electronics, Inc.	167,000	1,679
Cognizant Technology Solutions Corp., Class A	23,563	1,596
Arista Networks, Inc.[1]	8,221	1,512
Advantech Co., Ltd.	121,098	1,300
Infosys, Ltd.	71,189	1,228
Fujitsu, Ltd.	8,200	965
OBIC Co., Ltd.	3,600	548
Wolfspeed, Inc.[1]	12,732	485
Constellation Software, Inc.	200	413
		316,860
Health care 15.31%
UnitedHealth Group, Inc.	70,195	35,392
Eli Lilly and Co.	51,510	27,668
Abbott Laboratories	244,350	23,665
Novo Nordisk AS, Class B	189,857	17,270
AstraZeneca PLC	119,229	16,045
Thermo Fisher Scientific, Inc.	23,467	11,878
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Common stocks (continued) Health care (continued)	Shares	Value (000)
Vertex Pharmaceuticals, Inc.[1]	34,028	$11,833
Takeda Pharmaceutical Co., Ltd.	356,900	11,084
Gilead Sciences, Inc.	147,037	11,019
Daiichi Sankyo Co., Ltd.	326,500	8,961
Sanofi	80,113	8,596
Stryker Corp.	27,312	7,464
GE HealthCare Technologies, Inc.	108,826	7,405
Molina Healthcare, Inc.[1]	20,539	6,735
Pfizer, Inc.	196,846	6,529
Novartis AG	63,019	6,431
Siemens Healthineers AG	99,996	5,079
Bayer AG	86,492	4,154
Catalent, Inc.[1]	75,615	3,443
Insulet Corp.[1]	19,824	3,162
AbbVie, Inc.	16,926	2,523
Medtronic PLC	32,125	2,517
Centene Corp.[1]	31,520	2,171
EssilorLuxottica SA	11,735	2,040
Intuitive Surgical, Inc.[1]	6,932	2,026
DexCom, Inc.[1]	20,511	1,914
Zoetis, Inc., Class A	10,733	1,867
Penumbra, Inc.[1]	7,517	1,818
Cigna Group (The)	6,310	1,805
CVS Health Corp.	25,753	1,798
Rede D’Or Sao Luiz SA	295,690	1,495
Lonza Group AG	2,498	1,156
Regeneron Pharmaceuticals, Inc.[1]	1,365	1,123
Eurofins Scientific SE, non-registered shares	19,671	1,109
Cooper Companies, Inc.	3,356	1,067
Coloplast AS, Class B	8,738	922
agilon health, Inc.[1]	51,498	915
		262,079
Industrials 13.52%
Airbus SE, non-registered shares	154,260	20,637
General Electric Co.	156,472	17,298
Carrier Global Corp.	282,969	15,620
Safran SA	74,417	11,635
BAE Systems PLC	871,408	10,578
Recruit Holdings Co., Ltd.	324,550	9,994
Boeing Co.[1]	44,987	8,623
Melrose Industries PLC	1,508,704	8,598
Caterpillar, Inc.	30,374	8,292
Deere & Co.	20,829	7,860
Siemens AG	54,325	7,788
TransDigm Group, Inc.[1]	8,087	6,818
RTX Corp.	90,462	6,511
Bureau Veritas SA	242,893	6,017
Mitsui & Co., Ltd.	151,000	5,473
CSX Corp.	151,484	4,658
Lockheed Martin Corp.	11,373	4,651
Ryanair Holdings PLC (ADR)[1]	39,226	3,813
Thales SA	26,674	3,743
Compagnie de Saint-Gobain SA, non-registered shares	51,751	3,100
DHL Group	75,216	3,066
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Common stocks (continued) Industrials (continued)	Shares	Value (000)
Legrand SA	32,653	$2,997
Daikin Industries, Ltd.	18,500	2,902
Ceridian HCM Holding, Inc.[1]	37,048	2,514
Brenntag SE	31,752	2,466
International Consolidated Airlines Group SA (CDI)[1]	1,321,449	2,379
ASSA ABLOY AB, Class B	108,369	2,361
L3Harris Technologies, Inc.	12,686	2,209
Schneider Electric SE	12,693	2,093
Weir Group PLC (The)	90,083	2,079
Canadian Pacific Kansas City, Ltd.	27,858	2,073
Techtronic Industries Co., Ltd.	211,500	2,053
Johnson Controls International PLC	37,878	2,015
Astra International Tbk PT	4,720,000	1,899
RELX PLC	52,660	1,776
ITOCHU Corp.[2]	49,100	1,774
LIXIL Corp.	149,018	1,735
Vinci SA	15,017	1,662
Rentokil Initial PLC	222,930	1,653
Northrop Grumman Corp.	3,702	1,630
Bunzl PLC	43,469	1,543
Larsen & Toubro, Ltd.	41,020	1,492
Waste Connections, Inc.	10,782	1,448
MTU Aero Engines AG	7,929	1,441
Fortive Corp.	18,594	1,379
Adecco Group AG	31,507	1,292
SMC Corp.	2,700	1,209
AB Volvo, Class B	57,566	1,185
Kingspan Group PLC	13,923	1,038
Leonardo SpA	68,738	991
Nidec Corp.	20,500	950
SS&C Technologies Holdings, Inc.	17,953	943
Atlas Copco AB, Class B	80,657	942
SECOM Co., Ltd.	7,300	495
		231,391
Financials 10.42%
Zurich Insurance Group AG	31,680	14,517
Kotak Mahindra Bank, Ltd.	477,803	9,988
AIA Group, Ltd.	1,229,799	9,948
HDFC Bank, Ltd.	477,121	8,737
HDFC Bank, Ltd. (ADR)	13,515	798
ING Groep NV	709,103	9,367
B3 SA - Brasil, Bolsa, Balcao	2,861,127	6,996
JPMorgan Chase & Co.	42,829	6,211
Mastercard, Inc., Class A	14,410	5,705
Blackstone, Inc.	52,337	5,607
Ping An Insurance (Group) Company of China, Ltd., Class H	943,500	5,344
Ping An Insurance (Group) Company of China, Ltd., Class A	10,900	73
HDFC Life Insurance Co., Ltd.	645,072	4,951
Aon PLC, Class A	14,147	4,587
Chubb, Ltd.	21,908	4,561
HSBC Holdings PLC	546,162	4,279
DNB Bank ASA	179,460	3,615
CME Group, Inc., Class A	17,568	3,518
Discover Financial Services	39,016	3,380
American Funds Insurance Series — Page 53 of 274

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Common stocks (continued) Financials (continued)	Shares	Value (000)
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,880	$3,167
KKR & Co., Inc.	48,484	2,987
AXA SA	98,143	2,907
Great-West Lifeco, Inc.	94,842	2,713
China Merchants Bank Co., Ltd., Class A	408,272	1,838
China Merchants Bank Co., Ltd., Class H	199,903	829
Apollo Asset Management, Inc.	29,330	2,633
Israel Discount Bank, Ltd., Class A	472,063	2,548
Citigroup, Inc.	58,968	2,425
Toronto-Dominion Bank (The)	39,657	2,389
DBS Group Holdings, Ltd.	96,400	2,367
Blue Owl Capital, Inc., Class A	171,427	2,222
Banco Santander, SA	581,231	2,207
BNP Paribas SA	34,400	2,190
Arthur J. Gallagher & Co.	9,079	2,069
Postal Savings Bank of China Co., Ltd., Class H	4,106,383	2,064
Wells Fargo & Co.	48,444	1,979
Axis Bank, Ltd.	153,089	1,902
FinecoBank SpA	148,003	1,797
S&P Global, Inc.	4,721	1,725
National Bank of Canada	25,642	1,703
MSCI, Inc.	3,289	1,688
Morgan Stanley	20,428	1,668
KBC Groep NV	25,676	1,601
Macquarie Group, Ltd.	14,522	1,563
American International Group, Inc.	25,619	1,553
Worldline SA, non-registered shares[1]	52,279	1,462
Power Corporation of Canada, subordinate voting shares[2]	52,836	1,345
Marsh & McLennan Companies, Inc.	6,884	1,310
East Money Information Co., Ltd., Class A	564,580	1,191
Bank Mandiri (Persero) Tbk PT	2,988,200	1,165
Bajaj Finance, Ltd.	11,796	1,106
Bank Central Asia Tbk PT	1,933,900	1,103
Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,356	878
Aegon Ltd.	177,180	854
Goldman Sachs Group, Inc.	1,974	639
Jio Financial Services, Ltd.[1]	137,445	383
Lufax Holding, Ltd. (ADR)	34,600	37
Sberbank of Russia PJSC[3]	3,196,952	— [4]
		178,389
Consumer discretionary 9.51%
LVMH Moët Hennessy-Louis Vuitton SE	32,812	24,754
Home Depot, Inc.	67,921	20,523
Amazon.com, Inc.[1]	121,408	15,433
Booking Holdings, Inc.[1]	3,425	10,563
Flutter Entertainment PLC[1]	43,565	7,111
Restaurant Brands International, Inc.	60,989	4,063
Restaurant Brands International, Inc. (CAD denominated)	41,026	2,732
Industria de Diseño Textil, SA	173,005	6,439
General Motors Co.	186,568	6,151
Marriott International, Inc., Class A	26,863	5,280
Cie. Financière Richemont SA, Class A	38,595	4,702
Chipotle Mexican Grill, Inc.[1]	2,567	4,702
NEXT PLC	41,245	3,660
American Funds Insurance Series — Page 54 of 274

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Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Trip.com Group, Ltd. (ADR)[1]	94,646	$3,310
Tesla, Inc.[1]	12,911	3,231
Evolution AB	28,838	2,906
InterContinental Hotels Group PLC	35,998	2,654
Stellantis NV	134,629	2,581
Shimano, Inc.	18,700	2,525
YUM! Brands, Inc.	19,864	2,482
Sands China, Ltd.[1]	811,200	2,467
Rivian Automotive, Inc., Class A1	91,806	2,229
Moncler SpA	35,895	2,084
MercadoLibre, Inc.[1]	1,576	1,998
Darden Restaurants, Inc.	13,120	1,879
Pan Pacific International Holdings Corp.	88,600	1,861
Starbucks Corp.	17,610	1,607
Dowlais Group PLC	1,170,788	1,530
Royal Caribbean Cruises, Ltd.[1]	15,976	1,472
adidas AG	8,319	1,465
NIKE, Inc., Class B	13,110	1,254
Kindred Group PLC (SDR)	127,475	1,163
Midea Group Co., Ltd., Class A	148,500	1,129
Sony Group Corp.	13,000	1,063
Aristocrat Leisure, Ltd.	36,903	968
B&M European Value Retail SA	133,934	957
Wynn Macau, Ltd.[1]	826,400	789
Lowe’s Companies, Inc.	2,926	608
Li Ning Co., Ltd.	100,000	420
		162,745
Consumer staples 6.83%
Philip Morris International, Inc.	299,666	27,743
Nestlé SA	110,175	12,441
Kroger Co.	164,544	7,363
Seven & i Holdings Co., Ltd.	175,380	6,868
British American Tobacco PLC	214,573	6,736
Imperial Brands PLC	310,113	6,298
Ocado Group PLC[1]	856,213	6,229
Bunge, Ltd.	49,636	5,373
Ajinomoto Co., Inc.	132,500	5,107
Kweichow Moutai Co., Ltd., Class A	20,400	5,061
Danone SA	65,727	3,621
Constellation Brands, Inc., Class A	14,282	3,590
Keurig Dr Pepper, Inc.	105,393	3,327
Treasury Wine Estates, Ltd.	366,395	2,903
Dollar Tree Stores, Inc.[1]	26,455	2,816
Arca Continental, SAB de CV	299,065	2,716
ITC, Ltd.	501,567	2,685
Kao Corp.	52,600	1,953
Wilmar International, Ltd.	422,200	1,148
Mondelez International, Inc.	16,148	1,121
Costco Wholesale Corp.	969	548
Altria Group, Inc.	11,175	470
L’Oréal SA, non-registered shares	951	394
American Funds Insurance Series — Page 55 of 274

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Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Pernod Ricard SA	1,544	$257
Essity Aktiebolag, Class B	5,163	111
		116,879
Materials 6.42%
Vale SA, ordinary nominative shares	1,173,150	15,773
Vale SA (ADR), ordinary nominative shares	612,945	8,213
Fortescue Metals Group, Ltd.	1,269,977	17,031
Glencore PLC	2,126,495	12,161
Linde PLC	20,078	7,476
Rio Tinto PLC	109,604	6,885
Air Liquide SA, non-registered shares	33,400	5,628
Air Liquide SA, bonus shares	6,397	1,078
Freeport-McMoRan, Inc.	175,630	6,549
First Quantum Minerals, Ltd.	214,067	5,058
Albemarle Corp.	20,584	3,500
BHP Group, Ltd. (CDI)	109,998	3,117
Evonik Industries AG	146,097	2,676
Air Products and Chemicals, Inc.	8,673	2,458
Heidelberg Materials AG, non-registered shares	29,270	2,274
Shin-Etsu Chemical Co., Ltd.	77,000	2,235
Celanese Corp.	15,818	1,985
Akzo Nobel NV	24,491	1,767
Barrick Gold Corp. (CAD denominated)	116,258	1,689
Dow, Inc.	22,324	1,151
Corteva, Inc.	21,401	1,095
		109,799
Energy 6.04%
Canadian Natural Resources, Ltd. (CAD denominated)	396,881	25,667
EOG Resources, Inc.	76,833	9,739
Cenovus Energy, Inc. (CAD denominated)	453,016	9,432
TotalEnergies SE	120,890	7,955
Cameco Corp. (CAD denominated)	141,447	5,612
Cameco Corp.	43,262	1,715
TC Energy Corp. (CAD denominated)[2]	211,317	7,267
Tourmaline Oil Corp.	118,260	5,951
BP PLC	891,599	5,757
Shell PLC (GBP denominated)	144,033	4,573
ConocoPhillips	33,804	4,050
Reliance Industries, Ltd.	131,800	3,700
Woodside Energy Group, Ltd.	104,402	2,433
Woodside Energy Group, Ltd. (CDI)	21,821	505
Suncor Energy, Inc.	76,426	2,628
Schlumberger NV	41,874	2,441
Baker Hughes Co., Class A	67,337	2,378
Aker BP ASA	56,759	1,569
Gazprom PJSC[3]	2,248,304	— [4]
		103,372
Communication services 5.77%
Alphabet, Inc., Class C1	155,303	20,477
Alphabet, Inc., Class A1	85,592	11,200
Netflix, Inc.[1]	26,936	10,171
Publicis Groupe SA	119,211	9,003
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Common stocks (continued) Communication services (continued)	Shares	Value (000)
Meta Platforms, Inc., Class A1	27,734	$8,326
NetEase, Inc.	328,900	6,603
Comcast Corp., Class A	142,110	6,301
Bharti Airtel, Ltd.	497,203	5,548
Bharti Airtel, Ltd., interim shares	13,994	90
Universal Music Group NV	132,212	3,438
Take-Two Interactive Software, Inc.[1]	22,767	3,196
Deutsche Telekom AG	147,718	3,102
SoftBank Corp.	248,485	2,810
Singapore Telecommunications, Ltd.	1,463,200	2,581
Sea, Ltd., Class A (ADR)[1]	37,628	1,654
Omnicom Group, Inc.	20,703	1,542
Nippon Telegraph and Telephone Corp.	1,215,000	1,435
Tencent Holdings, Ltd.	29,500	1,143
Yandex NV, Class A1	9,810	107
		98,727
Utilities 2.11%
E.ON SE	401,874	4,760
DTE Energy Co.	44,016	4,370
Engie SA	255,109	3,912
Constellation Energy Corp.	32,494	3,544
PG&E Corp.[1]	215,908	3,483
Edison International	49,486	3,132
Iberdrola, SA, non-registered shares	240,500	2,685
China Resources Gas Group, Ltd.	914,132	2,658
Duke Energy Corp.	20,996	1,853
FirstEnergy Corp.	51,460	1,759
Power Grid Corporation of India, Ltd.	628,381	1,511
NextEra Energy, Inc.	18,810	1,078
Public Service Enterprise Group, Inc.	13,054	743
AES Corp.	44,200	672
		36,160
Real estate 0.54%
Crown Castle, Inc. REIT	38,059	3,503
American Tower Corp. REIT	9,206	1,514
Longfor Group Holdings, Ltd.	829,738	1,467
China Resources Mixc Lifestyle Services, Ltd.	286,800	1,147
Iron Mountain, Inc. REIT	17,607	1,047
Sun Hung Kai Properties, Ltd.	52,500	558
		9,236
Total common stocks (cost: $1,248,655,000)		1,625,637
Preferred securities 0.10% Consumer discretionary 0.07%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,711	1,196
Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	545
American Funds Insurance Series — Page 57 of 274

unaudited
Preferred securities (continued) Financials 0.00%	Shares	Value (000)
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	5,512	$12
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	2,003	4
		16
Total preferred securities (cost: $2,123,000)		1,757
Bonds, notes & other debt instruments 0.44% Corporate bonds, notes & loans 0.23% Health care 0.15%	Principal amount (000)
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	USD1,600	1,594
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,100	981
		2,575
Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[5]	232	245
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	358
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	157
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	132
		892
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	433
Energy 0.01%
TransCanada Pipelines, Ltd. 5.10% 3/15/2049	210	175
Total corporate bonds, notes & loans		4,075
Bonds & notes of governments & government agencies outside the U.S. 0.21%
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL13,400	2,434
United Mexican States, Series M, 8.00% 12/7/2023	MXN20,000	1,140
		3,574
Total bonds, notes & other debt instruments (cost: $7,716,000)		7,649
Short-term securities 4.69% Money market investments 4.36%	Shares
Capital Group Central Cash Fund 5.44%[7,8]	746,019	74,594
Money market investments purchased with collateral from securities on loan 0.33%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[7,9]	5,669,376	5,670
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[7,9]	28,128	28
		5,698
Total short-term securities (cost: $80,295,000)		80,292
Total investment securities 100.21% (cost: $1,338,789,000)		1,715,335
Other assets less liabilities (0.21)%		(3,676)
Net assets 100.00%		$1,711,659
American Funds Insurance Series — Page 58 of 274

unaudited
Investments in affiliates8

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Short-term securities 4.36%
Money market investments 4.36%
Capital Group Central Cash Fund 5.44%[7]	$693	$259,383	$185,471	$(7)	$(4)	$74,594	$2,282
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.44%[7]	111		111 [10]			—	— [11]
Total 4.36%				$(7)	$(4)	$74,594	$2,282

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $7,907,000, which represented .46% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $892,000, which represented .05% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 9/30/2023.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars
American Funds Insurance Series — Page 59 of 274

Growth-Income Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 95.09% Information technology 20.58%	Shares	Value (000)
Microsoft Corp.	7,622,151	$2,406,694
Broadcom, Inc.	2,006,316	1,666,406
Apple, Inc.	2,448,268	419,168
Accenture PLC, Class A	737,956	226,634
Adobe, Inc.[1]	391,791	199,774
Taiwan Semiconductor Manufacturing Co., Ltd.	12,123,000	196,733
Texas Instruments, Inc.	1,203,362	191,347
ASML Holding NV	174,068	102,219
ASML Holding NV (ADR)	137,293	80,819
Applied Materials, Inc.	1,200,400	166,195
NVIDIA Corp.	380,677	165,591
ServiceNow, Inc.[1]	294,412	164,565
Intel Corp.	3,955,774	140,628
Arista Networks, Inc.[1]	722,271	132,847
SK hynix, Inc.	1,326,567	112,675
Salesforce, Inc.[1]	426,659	86,518
Micron Technology, Inc.	1,077,000	73,268
Analog Devices, Inc.	398,402	69,756
QUALCOMM, Inc.	564,911	62,739
KLA Corp.	116,000	53,205
Cognizant Technology Solutions Corp., Class A	682,850	46,256
Palo Alto Networks, Inc.[1]	177,962	41,721
MKS Instruments, Inc.	481,000	41,626
Snowflake, Inc., Class A1	244,771	37,394
Datadog, Inc., Class A1	365,800	33,321
Lam Research Corp.	50,039	31,363
Trimble, Inc.[1]	443,800	23,903
GoDaddy, Inc., Class A1	143,400	10,680
		6,984,045
Industrials 15.66%
General Electric Co.	6,871,574	759,652
RTX Corp.	6,253,076	450,034
Carrier Global Corp.	7,533,032	415,823
TransDigm Group, Inc.[1]	379,321	319,817
Northrop Grumman Corp.	597,300	262,925
Woodward, Inc.	1,768,190	219,715
Airbus SE, non-registered shares	1,617,590	216,405
Waste Connections, Inc.	1,425,463	191,440
General Dynamics Corp.	848,975	187,598
Automatic Data Processing, Inc.	764,135	183,836
GFL Environmental, Inc., subordinate voting shares	5,524,888	175,470
Waste Management, Inc.	955,836	145,708
TFI International, Inc.	1,126,984	144,716
Equifax, Inc.	712,542	130,523
Safran SA	811,552	126,889
American Funds Insurance Series — Page 60 of 274

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Lincoln Electric Holdings, Inc.	675,747	$122,844
ITT, Inc.	1,244,379	121,837
Broadridge Financial Solutions, Inc.	675,596	120,965
Old Dominion Freight Line, Inc.	245,487	100,439
L3Harris Technologies, Inc.	520,048	90,551
Boeing Co.[1]	438,795	84,108
United Airlines Holdings, Inc.[1]	1,946,966	82,357
United Rentals, Inc.	183,000	81,356
Fortive Corp.	1,085,000	80,464
Union Pacific Corp.	368,000	74,936
CSX Corp.	2,368,992	72,846
Concentrix Corp.	904,367	72,449
Delta Air Lines, Inc.	1,415,000	52,355
BWX Technologies, Inc.	663,812	49,773
Honeywell International, Inc.	211,376	39,050
Ceridian HCM Holding, Inc.[1]	561,543	38,101
Norfolk Southern Corp.	143,359	28,232
Otis Worldwide Corp.	268,100	21,531
Ingersoll-Rand, Inc.	294,065	18,738
TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	17,549
Paychex, Inc.	127,131	14,662
		5,315,694
Health care 13.68%
UnitedHealth Group, Inc.	1,400,160	705,947
Abbott Laboratories	6,276,960	607,924
AbbVie, Inc.	3,408,828	508,120
GE HealthCare Technologies, Inc.	4,644,037	315,980
Novo Nordisk AS, Class B	3,267,358	297,218
Eli Lilly and Co.	542,974	291,648
Danaher Corp.	888,895	220,535
AstraZeneca PLC	1,209,323	162,747
AstraZeneca PLC (ADR)	721,200	48,840
Humana, Inc.	426,495	207,498
Thermo Fisher Scientific, Inc.	372,415	188,505
Bristol-Myers Squibb Co.	2,419,278	140,415
Regeneron Pharmaceuticals, Inc.[1]	139,195	114,552
Johnson & Johnson	614,266	95,672
Revvity, Inc.	786,900	87,110
Takeda Pharmaceutical Co., Ltd.	2,797,700	86,885
Vertex Pharmaceuticals, Inc.[1]	241,765	84,071
CVS Health Corp.	1,133,178	79,119
Zoetis, Inc., Class A	400,684	69,711
DexCom, Inc.[1]	636,461	59,382
Insulet Corp.[1]	337,982	53,905
Penumbra, Inc.[1]	150,905	36,505
Gilead Sciences, Inc.	438,508	32,862
Medtronic PLC	352,434	27,617
Tandem Diabetes Care, Inc.[1]	1,239,691	25,748
Pfizer, Inc.	755,000	25,043
Stryker Corp.	88,090	24,072
Edwards Lifesciences Corp.[1]	317,059	21,966
BioMarin Pharmaceutical, Inc.[1]	155,000	13,714
American Funds Insurance Series — Page 61 of 274

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Elevance Health, Inc.	19,873	$8,653
Vir Biotechnology, Inc.[1]	258,400	2,421
		4,644,385
Financials 11.34%
Mastercard, Inc., Class A	1,577,013	624,355
JPMorgan Chase & Co.	3,065,783	444,600
Marsh & McLennan Companies, Inc.	1,709,201	325,261
Visa, Inc., Class A	1,346,541	309,718
Arthur J. Gallagher & Co.	1,189,650	271,157
Wells Fargo & Co.	3,626,295	148,170
Aon PLC, Class A	442,013	143,309
BlackRock, Inc.	202,957	131,210
Global Payments, Inc.	973,628	112,347
Chubb, Ltd.	537,446	111,886
Fidelity National Information Services, Inc.	2,020,580	111,678
FleetCor Technologies, Inc.[1]	420,507	107,372
Morgan Stanley	1,250,717	102,146
KKR & Co., Inc.	1,587,409	97,784
B3 SA - Brasil, Bolsa, Balcao	39,829,500	97,384
S&P Global, Inc.	228,138	83,364
State Street Corp.	1,077,260	72,133
Webster Financial Corp.	1,701,139	68,573
Blue Owl Capital, Inc., Class A	4,749,165	61,549
Fiserv, Inc.[1]	536,700	60,626
Power Corporation of Canada, subordinate voting shares[2]	1,951,433	49,682
Capital One Financial Corp.	500,000	48,525
Berkshire Hathaway, Inc., Class B1	135,000	47,291
MSCI, Inc.	91,248	46,818
American International Group, Inc.	704,000	42,662
TPG, Inc., Class A	1,347,552	40,588
PNC Financial Services Group, Inc.	299,471	36,766
Citizens Financial Group, Inc.	981,750	26,311
Truist Financial Corp.	800,000	22,888
CME Group, Inc., Class A	5,500	1,101
		3,847,254
Communication services 8.73%
Alphabet, Inc., Class C1	6,163,720	812,687
Alphabet, Inc., Class A1	5,066,514	663,004
Meta Platforms, Inc., Class A1	2,167,441	650,687
Comcast Corp., Class A	6,998,500	310,314
Netflix, Inc.[1]	730,450	275,818
Charter Communications, Inc., Class A1	326,637	143,661
Take-Two Interactive Software, Inc.[1]	502,094	70,489
T-Mobile US, Inc.	268,821	37,648
		2,964,308
Consumer discretionary 8.15%
Amazon.com, Inc.[1]	5,881,823	747,697
Royal Caribbean Cruises, Ltd.[1]	2,898,595	267,077
Hilton Worldwide Holdings, Inc.	1,430,007	214,758
Churchill Downs, Inc.	1,118,791	129,825
Home Depot, Inc.	415,393	125,515
General Motors Co.	3,152,000	103,921
American Funds Insurance Series — Page 62 of 274

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
InterContinental Hotels Group PLC	1,396,700	$102,968
Starbucks Corp.	1,095,787	100,012
Chipotle Mexican Grill, Inc.[1]	51,964	95,189
Restaurant Brands International, Inc.	1,405,154	93,611
Wyndham Hotels & Resorts, Inc.	1,322,000	91,932
NIKE, Inc., Class B	800,582	76,552
Tesla, Inc.[1]	284,057	71,077
Burlington Stores, Inc.[1]	498,295	67,419
Hasbro, Inc.	959,599	63,468
Entain PLC	5,237,408	59,613
D.R. Horton, Inc.	477,956	51,366
Marriott International, Inc., Class A	258,000	50,712
Airbnb, Inc., Class A1	350,000	48,024
Kering SA	101,695	46,237
Darden Restaurants, Inc.	296,000	42,393
Tapestry, Inc.	1,173,826	33,748
YUM! Brands, Inc.	196,630	24,567
LVMH Moët Hennessy-Louis Vuitton SE	26,750	20,181
CarMax, Inc.[1]	270,797	19,153
NVR, Inc.[1]	3,010	17,950
Aptiv PLC[1]	11,457	1,130
		2,766,095
Consumer staples 5.60%
Philip Morris International, Inc.	6,618,268	612,719
British American Tobacco PLC	9,803,959	307,766
Molson Coors Beverage Co., Class B, restricted voting shares	2,332,249	148,308
General Mills, Inc.	2,208,800	141,341
Dollar Tree Stores, Inc.[1]	1,279,006	136,150
Mondelez International, Inc.	1,607,973	111,593
Constellation Brands, Inc., Class A	407,978	102,537
Anheuser-Busch InBev SA/NV	1,339,531	73,765
Church & Dwight Co., Inc.	662,578	60,712
Archer Daniels Midland Co.	670,100	50,539
PepsiCo, Inc.	296,824	50,294
Keurig Dr Pepper, Inc.	1,120,591	35,377
Dollar General Corp.	291,102	30,799
Kraft Heinz Co.	567,200	19,081
Monster Beverage Corp.[1]	357,120	18,910
		1,899,891
Energy 3.90%
Chevron Corp.	2,053,300	346,227
ConocoPhillips	1,902,783	227,953
Canadian Natural Resources, Ltd. (CAD denominated)	3,393,801	219,482
Baker Hughes Co., Class A	4,637,476	163,796
TC Energy Corp.	1,909,381	65,702
TC Energy Corp. (CAD denominated)[2]	1,886,151	64,864
EOG Resources, Inc.	620,310	78,631
Exxon Mobil Corp.	660,220	77,629
Cheniere Energy, Inc.	238,735	39,620
Equitrans Midstream Corp.	3,330,141	31,203
Diamondback Energy, Inc.	51,890	8,037
		1,323,144
American Funds Insurance Series — Page 63 of 274

unaudited
Common stocks (continued) Utilities 3.37%	Shares	Value (000)
PG&E Corp.[1]	20,243,434	$326,526
Edison International	2,689,330	170,208
Constellation Energy Corp.	1,414,838	154,330
DTE Energy Co.	1,088,879	108,104
Sempra	1,460,000	99,324
Engie SA	5,237,367	80,307
CenterPoint Energy, Inc.	2,840,104	76,257
AES Corp.	3,252,943	49,445
Entergy Corp.	510,000	47,175
CMS Energy Corp.	624,895	33,188
		1,144,864
Materials 2.94%
Linde PLC	1,102,640	410,568
Celanese Corp.	1,005,731	126,239
Vale SA (ADR), ordinary nominative shares	4,804,026	64,374
Vale SA, ordinary nominative shares	2,200,007	29,578
LyondellBasell Industries NV	927,067	87,793
Corteva, Inc.	1,642,633	84,037
ATI, Inc.[1]	1,626,963	66,950
Freeport-McMoRan, Inc.	1,437,967	53,622
Barrick Gold Corp.	2,373,000	34,527
Sherwin-Williams Co.	80,794	20,607
Olin Corp.	380,809	19,033
		997,328
Real estate 1.14%
Equinix, Inc. REIT	278,701	202,410
VICI Properties, Inc. REIT	5,171,525	150,491
Crown Castle, Inc. REIT	380,433	35,011
		387,912
Total common stocks (cost: $19,713,851,000)		32,274,920
Convertible stocks 0.07% Utilities 0.07%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	617,200	23,349
Total convertible stocks (cost: $30,088,000)		23,349
Bonds, notes & other debt instruments 0.02% Corporate bonds, notes & loans 0.02% Industrials 0.02%	Principal amount (000)
Boeing Co. 4.875% 5/1/2025	USD4,706	4,626
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	160	154
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	808
		962
Total corporate bonds, notes & loans		5,588
Total bonds, notes & other debt instruments (cost: $5,625,000)		5,588
American Funds Insurance Series — Page 64 of 274

unaudited
Short-term securities 5.13% Money market investments 4.78%	Shares	Value (000)
Capital Group Central Cash Fund 5.44%[3,4]	16,229,355	$1,622,773
Money market investments purchased with collateral from securities on loan 0.35%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[3,5]	102,965,332	102,965
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[3,5]	8,366,903	8,367
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.26%[3,5]	7,711,650	7,712
		119,044
Total short-term securities (cost: $1,741,555,000)		1,741,817
Total investment securities 100.31% (cost: $21,491,119,000)		34,045,674
Other assets less liabilities (0.31)%		(106,020)
Net assets 100.00%		$33,939,654
Investments in affiliates4

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Short-term securities 4.78%
Money market investments 4.78%
Capital Group Central Cash Fund 5.44%[3]	$2,565,190	$2,771,855	$3,714,323	$115	$(64)	$1,622,773	$79,281
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.44%[3]	40,231		40,231 [6]			—	— [7]
Total 4.78%				$115	$(64)	$1,622,773	$79,281

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $126,250,000, which represented .37% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 9/30/2023.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 65 of 274

International Growth and Income Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 93.93% Financials 17.19%	Shares	Value (000)
AXA SA	137,033	$4,059
AIA Group, Ltd.	394,000	3,187
Edenred SA	49,245	3,077
Ping An Insurance (Group) Company of China, Ltd., Class H	493,500	2,795
DNB Bank ASA	118,774	2,392
Zurich Insurance Group AG	4,992	2,288
HDFC Bank, Ltd.	123,086	2,254
Resona Holdings, Inc.	401,900	2,221
Société Générale	79,045	1,912
Tokio Marine Holdings, Inc.	74,000	1,706
Hiscox, Ltd.	127,400	1,559
UniCredit SpA	56,674	1,356
Hana Financial Group, Inc.	40,639	1,278
Euronext NV	16,353	1,138
KB Financial Group, Inc.	27,632	1,137
Banco Santander, SA	296,060	1,124
Bank Hapoalim BM	112,043	996
HSBC Holdings PLC	121,559	952
London Stock Exchange Group PLC	9,275	931
Aon PLC, Class A	2,820	914
Banco Bilbao Vizcaya Argentaria, SA	106,069	864
Grupo Financiero Banorte, SAB de CV, Series O	98,776	828
Bank Mandiri (Persero) Tbk PT	2,031,616	792
Erste Group Bank AG	22,737	785
DBS Group Holdings, Ltd.	30,595	751
Hang Seng Bank, Ltd.	55,600	691
Bank Leumi Le Israel BM	75,305	623
HDFC Life Insurance Co., Ltd.	79,609	611
Industrial and Commercial Bank of China, Ltd., Class H	1,248,040	601
Prudential PLC	54,761	590
Toronto-Dominion Bank (The)	9,064	546
Israel Discount Bank, Ltd., Class A	90,462	488
Tryg A/S	24,722	452
CaixaBank, SA, non-registered shares	110,211	441
Kotak Mahindra Bank, Ltd.	20,397	426
Dai-ichi Life Holdings, Inc.	20,300	422
ICICI Bank, Ltd. (ADR)	16,651	385
Skandinaviska Enskilda Banken AB, Class A	30,983	369
Discovery, Ltd.	49,366	358
China Merchants Bank Co., Ltd., Class H	83,304	346
ICICI Securities, Ltd.	43,327	324
XP, Inc., Class A	14,035	324
Brookfield Corp., Class A (CAD denominated)	9,671	302
Macquarie Group, Ltd.	2,794	301
Canara Bank	62,228	282
3i Group PLC	10,807	272
American Funds Insurance Series — Page 66 of 274

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
ING Groep NV	19,105	$252
United Overseas Bank, Ltd.	11,700	244
Hong Kong Exchanges and Clearing, Ltd.	5,900	220
Postal Savings Bank of China Co., Ltd., Class H	437,000	220
Banca Generali SpA	5,868	207
B3 SA - Brasil, Bolsa, Balcao	79,142	193
Intesa Sanpaolo SpA	71,331	183
ABN AMRO Bank NV	11,559	164
AU Small Finance Bank, Ltd.	12,289	106
Sberbank of Russia PJSC[1]	476,388	— [2]
Moscow Exchange MICEX-RTS PJSC[1]	346,177	— [2]
		52,239
Industrials 13.40%
Airbus SE, non-registered shares	49,391	6,608
BAE Systems PLC	383,342	4,653
CCR SA, ordinary nominative shares	804,376	2,063
ABB, Ltd.	53,744	1,921
Ryanair Holdings PLC (ADR)[3]	18,092	1,759
Alliance Global Group, Inc.	7,604,500	1,657
SMC Corp.	3,400	1,522
RELX PLC	39,942	1,347
TFI International, Inc.	5,324	684
TFI International, Inc. (CAD denominated)	4,727	607
Bunzl PLC	33,727	1,197
Daikin Industries, Ltd.	7,300	1,145
Safran SA	7,036	1,100
Rheinmetall AG	3,640	938
InPost SA3	75,331	873
Mitsui & Co., Ltd.	22,200	805
SITC International Holdings Co., Ltd.	450,659	757
Epiroc AB, Class A	19,187	363
Epiroc AB, Class B	18,749	300
Siemens AG	4,446	637
Nidec Corp.	12,900	598
Caterpillar, Inc.	2,179	595
LIXIL Corp.[4]	49,300	574
Experian PLC	16,844	550
Canadian National Railway Co.	4,709	510
BELIMO Holding AG	1,066	505
Canadian Pacific Kansas City, Ltd. (CAD denominated)	6,588	490
Brenntag SE	6,166	479
Techtronic Industries Co., Ltd.	47,592	462
Adecco Group AG	10,191	418
AB Volvo, Class B	19,583	403
Interpump Group SpA	8,775	402
DHL Group	9,199	375
Rentokil Initial PLC	44,022	326
Wizz Air Holdings PLC[3]	13,564	316
Diploma PLC	8,627	315
Fluidra, SA, non-registered shares	15,091	307
ITOCHU Corp.	8,000	289
IMCD NV	1,944	246
Hitachi, Ltd.	3,900	242
ASSA ABLOY AB, Class B	10,949	238
American Funds Insurance Series — Page 67 of 274

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Shenzhen Inovance Technology Co., Ltd., Class A	22,300	$204
Komatsu, Ltd.	7,400	200
DSV A/S	887	165
Polycab India, Ltd.	2,077	134
Melrose Industries PLC	22,792	130
VAT Group AG	324	115
Aalberts NV, non-registered shares	2,901	106
Thales SA	550	77
		40,707
Information technology 10.39%
Taiwan Semiconductor Manufacturing Co., Ltd.	418,000	6,783
ASML Holding NV	10,531	6,184
Tokyo Electron, Ltd.	22,400	3,048
MediaTek, Inc.	118,000	2,696
Samsung Electronics Co., Ltd.	43,938	2,226
Broadcom, Inc.	2,609	2,167
SAP SE	12,671	1,645
TDK Corp.	29,700	1,100
Capgemini SE	6,069	1,054
Keyence Corp.	2,600	966
ASM International NV	1,961	819
Nokia Corp.	179,319	674
Sage Group PLC (The)	48,580	585
Kingdee International Software Group Co., Ltd.[3]	347,295	426
ASMPT, Ltd.	46,800	418
Halma PLC	10,843	255
eMemory Technology, Inc.	3,000	188
Nomura Research Institute, Ltd.	5,300	138
Fujitsu, Ltd.	900	106
Vanguard International Semiconductor Corp.	38,000	80
		31,558
Consumer discretionary 10.32%
LVMH Moët Hennessy-Louis Vuitton SE	5,254	3,964
Renault SA	72,963	2,987
Evolution AB	20,484	2,064
InterContinental Hotels Group PLC	26,606	1,961
Industria de Diseño Textil, SA	46,935	1,747
Restaurant Brands International, Inc. (CAD denominated)[4]	24,219	1,613
Midea Group Co., Ltd., Class A	197,100	1,498
MGM China Holdings, Ltd.[3]	1,132,000	1,474
B&M European Value Retail SA	190,347	1,360
Prosus NV, Class N	40,518	1,194
Sands China, Ltd.[3]	391,172	1,190
Sodexo SA	11,248	1,158
Wynn Macau, Ltd.[3]	1,149,200	1,097
Galaxy Entertainment Group, Ltd.	172,000	1,029
Stellantis NV	44,376	851
adidas AG	3,952	696
Paltac Corp.	21,100	662
Trip.com Group, Ltd.[3]	9,700	342
Trip.com Group, Ltd. (ADR)[3]	9,030	316
Valeo SA, non-registered shares	38,376	657
Alibaba Group Holding, Ltd.[3]	53,100	576
American Funds Insurance Series — Page 68 of 274

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Coupang, Inc., Class A3	28,125	$478
Cie. Financière Richemont SA, Class A	3,572	435
D’Ieteren Group	2,544	428
Entain PLC	31,971	364
Games Workshop Group PLC	2,089	269
Amadeus IT Group SA, Class A, non-registered shares	4,439	267
Kering SA	554	252
Nitori Holdings Co., Ltd.	1,300	146
MercadoLibre, Inc.[3]	88	112
Dixon Technologies (India), Ltd.	1,572	100
Balkrishna Industries, Ltd.	2,474	76
		31,363
Health care 10.17%
AstraZeneca PLC	70,155	9,441
Novo Nordisk AS, Class B	90,994	8,277
Sanofi	45,170	4,847
EssilorLuxottica SA	9,678	1,682
Bayer AG	29,800	1,431
Grifols, SA, Class B (ADR)[3]	86,250	788
WuXi Biologics (Cayman), Inc.[3]	112,000	658
Genus PLC	20,072	512
Siemens Healthineers AG	9,920	504
HOYA Corp.	4,800	495
Lonza Group AG	1,063	492
Argenx SE (ADR)[3]	777	382
Innovent Biologics, Inc.[3]	72,427	352
Roche Holding AG, nonvoting non-registered shares	1,227	335
Eisai Co., Ltd.	5,100	283
Hypera SA, ordinary nominative shares	27,159	201
BeiGene, Ltd. (ADR)[3]	1,113	200
Euroapi SA3	1,412	18
		30,898
Consumer staples 9.98%
Philip Morris International, Inc.	70,845	6,559
British American Tobacco PLC	155,215	4,872
Nestlé SA	23,046	2,602
Kweichow Moutai Co., Ltd., Class A	10,390	2,578
Carlsberg A/S, Class B	15,728	1,982
Pernod Ricard SA	8,902	1,482
Imperial Brands PLC	68,748	1,396
Anheuser-Busch InBev SA/NV	24,813	1,366
KT&G Corp.	19,733	1,262
Carrefour SA, non-registered shares	63,594	1,094
Arca Continental, SAB de CV	106,784	970
Ocado Group PLC[3]	109,080	794
Japan Tobacco, Inc.	34,300	789
Asahi Group Holdings, Ltd.	18,300	684
L’Oréal SA, non-registered shares	1,405	582
Foshan Haitian Flavouring and Food Co., Ltd., Class A	89,824	471
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	160,671	320
American Funds Insurance Series — Page 69 of 274

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Reckitt Benckiser Group PLC	4,123	$291
Danone SA	3,988	220
		30,314
Energy 7.12%
TotalEnergies SE	106,368	7,000
BP PLC	503,643	3,252
Cameco Corp. (CAD denominated)	50,813	2,016
TC Energy Corp. (CAD denominated)	47,512	1,634
Canadian Natural Resources, Ltd. (CAD denominated)	24,662	1,595
Schlumberger NV	25,037	1,460
TechnipFMC PLC	68,464	1,392
Saudi Arabian Oil Co.	109,426	1,021
Woodside Energy Group, Ltd.	30,934	721
Aker BP ASA	22,064	610
Gaztransport & Technigaz SA	4,511	554
Tourmaline Oil Corp.	7,638	384
Gazprom PJSC[1]	671,150	— [2]
Sovcomflot PAO[1]	356,717	— [2]
LUKOIL Oil Co. PJSC[1]	9,706	— [2]
		21,639
Communication services 5.85%
Publicis Groupe SA	40,579	3,064
Koninklijke KPN NV	745,825	2,458
Nippon Telegraph and Telephone Corp.	1,644,800	1,943
Tencent Holdings, Ltd.	43,200	1,674
Telefónica, SA, non-registered shares	384,647	1,574
América Móvil, SAB de CV, Class B (ADR)	73,035	1,265
SoftBank Corp.	103,800	1,174
MTN Group, Ltd.	165,084	981
BT Group PLC	645,780	917
Vodafone Group PLC	729,965	682
Singapore Telecommunications, Ltd.	312,200	551
KANZHUN, Ltd., Class A (ADR)[3]	32,449	492
Deutsche Telekom AG	17,593	370
Universal Music Group NV	13,216	344
NetEase, Inc.	14,000	281
		17,770
Materials 5.47%
Vale SA, ordinary nominative shares	136,115	1,830
Vale SA (ADR), ordinary nominative shares	106,498	1,427
Glencore PLC	409,095	2,340
Linde PLC	5,544	2,064
Barrick Gold Corp.	118,728	1,727
Barrick Gold Corp. (CAD denominated)	13,543	197
Rio Tinto PLC	14,557	914
Nutrien, Ltd. (CAD denominated)	13,814	853
Air Liquide SA, non-registered shares	4,736	798
Asahi Kasei Corp.	96,500	607
Fortescue Metals Group, Ltd.	40,894	548
Holcim, Ltd.	8,429	540
UPM-Kymmene OYJ	14,948	511
Fresnillo PLC	69,191	463
American Funds Insurance Series — Page 70 of 274

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Shin-Etsu Chemical Co., Ltd.	15,500	$450
Sika AG	1,726	438
Grupo México, SAB de CV, Series B	86,163	408
DSM-Firmenich AG	3,281	277
Givaudan SA	72	236
Alrosa PJSC[1]	53,607	— [2]
		16,628
Utilities 2.28%
Engie SA	176,307	2,703
ENN Energy Holdings, Ltd.	155,659	1,287
Brookfield Infrastructure Partners, LP	35,181	1,032
Enel SpA	122,058	749
Veolia Environnement SA	17,514	507
Iberdrola, SA, non-registered shares	43,147	482
National Grid PLC	13,736	164
		6,924
Real estate 1.76%
CK Asset Holdings, Ltd.	348,500	1,833
Prologis Property Mexico, SA de CV, REIT	265,758	914
Mitsubishi Estate Co., Ltd.	65,100	851
Longfor Group Holdings, Ltd.	356,742	631
Link REIT	125,768	613
KE Holdings, Inc., Class A (ADR)	31,820	494
		5,336
Total common stocks (cost: $267,981,000)		285,376
Preferred securities 0.18% Materials 0.10%
Gerdau SA, preferred nominative shares	62,582	301
Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	5,997	242
Total preferred securities (cost: $626,000)		543
Rights & warrants 0.03% Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[5]	12,424	94
Total rights & warrants (cost: $94,000)		94
Bonds, notes & other debt instruments 0.31% Bonds & notes of governments & government agencies outside the U.S. 0.31%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL5,300	963
Total bonds, notes & other debt instruments (cost: $925,000)		963
American Funds Insurance Series — Page 71 of 274

unaudited
Short-term securities 5.29% Money market investments 5.27%	Shares	Value (000)
Capital Group Central Cash Fund 5.44%[6,7]	160,241	$16,022
Money market investments purchased with collateral from securities on loan 0.02%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[6,8]	26,238	26
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[6,8]	14,615	15
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[6,8]	1,891	2
		43
Total short-term securities (cost: $16,063,000)		16,065
Total investment securities 99.74% (cost: $285,689,000)		303,041
Other assets less liabilities 0.26%		782
Net assets 100.00%		$303,823
Investments in affiliates7

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 5.27%
Money market investments 5.27%
Capital Group Central Cash Fund 5.44%[6]	$5,492	$48,872	$38,341	$— [2]	$(1)	$16,022	$464

[1]	Value determined using significant unobservable inputs.
[2]	Amount less than one thousand.
[3]	Security did not produce income during the last 12 months.
[4]	All or a portion of this security was on loan. The total value of all such securities was $608,000, which represented .20% of the net assets of the fund.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,000, which represented
.03% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 9/30/2023.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 72 of 274

Capital Income Builder®
Investment portfolio
September 30, 2023
unaudited

Common stocks 75.97% Financials 12.92%	Shares	Value (000)
Zurich Insurance Group AG	35,571	$16,300
CME Group, Inc., Class A	62,377	12,489
JPMorgan Chase & Co.	67,993	9,860
Morgan Stanley	107,583	8,786
DBS Group Holdings, Ltd.	335,006	8,226
BlackRock, Inc.	7,933	5,129
Power Corporation of Canada, subordinate voting shares[1]	189,409	4,822
DNB Bank ASA	207,665	4,183
Münchener Rückversicherungs-Gesellschaft AG	10,300	4,018
ING Groep NV	287,407	3,797
Blackstone, Inc.	34,628	3,710
AIA Group, Ltd.	433,353	3,505
B3 SA - Brasil, Bolsa, Balcao	1,423,107	3,479
KBC Groep NV	54,815	3,418
Citizens Financial Group, Inc.	114,208	3,061
PNC Financial Services Group, Inc.	23,786	2,920
Principal Financial Group, Inc.	39,022	2,812
American International Group, Inc.	46,102	2,794
Kaspi.kz JSC[2]	21,756	2,108
Kaspi.kz JSC (GDR)	5,504	533
Webster Financial Corp.	58,125	2,343
Wells Fargo & Co.	53,467	2,185
Swedbank AB, Class A	117,071	2,155
United Overseas Bank, Ltd.	99,900	2,080
Toronto-Dominion Bank (The)[1]	34,422	2,074
Great-West Lifeco, Inc.	70,747	2,024
Capital One Financial Corp.	19,085	1,852
Hana Financial Group, Inc.	58,605	1,843
National Bank of Canada	26,652	1,771
East West Bancorp, Inc.	26,392	1,391
EFG International AG	121,506	1,379
360 ONE WAM, Ltd.	220,416	1,333
Ping An Insurance (Group) Company of China, Ltd., Class H	232,306	1,316
BNP Paribas SA	19,047	1,213
State Street Corp.	17,390	1,164
Western Union Co.	88,324	1,164
China Merchants Bank Co., Ltd., Class A	251,800	1,133
Franklin Resources, Inc.	44,949	1,105
Truist Financial Corp.	34,764	995
TPG, Inc., Class A1	31,841	959
Skandinaviska Enskilda Banken AB, Class A	79,561	948
Patria Investments, Ltd., Class A1	63,717	929
Euronext NV	12,294	856
Bank Central Asia Tbk PT	1,488,500	849
Banco Santander, SA	217,744	827
OneMain Holdings, Inc.	18,599	746
American Funds Insurance Series — Page 73 of 274

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Citigroup, Inc.	17,383	$715
Vontobel Holding AG	11,821	703
Société Générale	29,067	703
Fukuoka Financial Group, Inc.	28,700	684
China Pacific Insurance (Group) Co., Ltd., Class H	272,550	677
Fidelity National Information Services, Inc.	10,115	559
UniCredit SpA	19,524	467
Grupo Financiero Banorte, SAB de CV, Series O	42,215	354
Bank of Montreal	4,075	344
Moscow Exchange MICEX-RTS PJSC[3]	875,002	— [4]
Sberbank of Russia PJSC[3]	204,176	— [4]
		147,790
Health care 10.58%
AbbVie, Inc.	163,610	24,388
Abbott Laboratories	137,939	13,359
Amgen, Inc.	45,787	12,306
Gilead Sciences, Inc.	158,587	11,884
AstraZeneca PLC	73,394	9,877
Sanofi	88,560	9,503
Medtronic PLC	103,647	8,122
Bristol-Myers Squibb Co.	121,299	7,040
Takeda Pharmaceutical Co., Ltd.	165,625	5,144
UnitedHealth Group, Inc.	6,351	3,202
Novartis AG	30,013	3,063
CVS Health Corp.	42,664	2,979
Roche Holding AG, nonvoting non-registered shares	10,016	2,732
Johnson & Johnson	15,931	2,481
GSK PLC	104,171	1,883
EBOS Group, Ltd.	51,251	1,041
Merck & Co., Inc.	8,309	855
Bayer AG	12,628	607
Pfizer, Inc.	17,187	570
		121,036
Consumer staples 9.49%
Philip Morris International, Inc.	275,572	25,512
British American Tobacco PLC	417,370	13,102
British American Tobacco PLC (ADR)	61,542	1,933
Nestlé SA	70,686	7,982
PepsiCo, Inc.	33,277	5,638
Altria Group, Inc.	128,354	5,397
General Mills, Inc.	84,122	5,383
Mondelez International, Inc.	77,293	5,364
Imperial Brands PLC	253,080	5,139
ITC, Ltd.	802,371	4,296
Danone SA	61,933	3,412
Unilever PLC	52,659	2,599
Diageo PLC	68,583	2,529
Carlsberg A/S, Class B	19,656	2,477
Seven & i Holdings Co., Ltd.	62,100	2,432
Anheuser-Busch InBev SA/NV	40,724	2,243
Kimberly-Clark Corp.	17,055	2,061
Wilmar International, Ltd.	564,000	1,534
Kenvue, Inc.	69,019	1,386
American Funds Insurance Series — Page 74 of 274

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kao Corp.	33,200	$1,233
Kraft Heinz Co.	34,379	1,157
Procter & Gamble Co.	7,044	1,027
Pernod Ricard SA	5,783	963
Vector Group, Ltd.	69,487	739
Reckitt Benckiser Group PLC	8,483	600
Asahi Group Holdings, Ltd.	15,600	583
Molson Coors Beverage Co., Class B, restricted voting shares	8,062	513
Viscofan, SA, non-registered shares	7,558	461
Scandinavian Tobacco Group A/S	24,914	380
Coca-Cola HBC AG (CDI)	8,272	226
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	99,537	198
Essity Aktiebolag, Class B	5,423	117
		108,616
Industrials 8.09%
RTX Corp.	203,737	14,663
Union Pacific Corp.	42,285	8,610
BAE Systems PLC	545,851	6,626
Siemens AG	39,743	5,698
Honeywell International, Inc.	24,411	4,510
Lockheed Martin Corp.	9,376	3,834
RELX PLC	108,902	3,673
Paychex, Inc.	31,315	3,611
Marubeni Corp.	183,200	2,855
DHL Group	68,940	2,810
Singapore Technologies Engineering, Ltd.	968,200	2,766
United Parcel Service, Inc., Class B	16,388	2,554
Broadridge Financial Solutions, Inc.	14,033	2,513
AB Volvo, Class B	112,297	2,312
Trinity Industries, Inc.	90,425	2,202
ITOCHU Corp.[1]	55,800	2,016
Vinci SA	17,993	1,992
Illinois Tool Works, Inc.	7,775	1,791
L3Harris Technologies, Inc.	9,905	1,725
Canadian National Railway Co.	15,673	1,697
Automatic Data Processing, Inc.	6,541	1,574
Carrier Global Corp.	28,338	1,564
BOC Aviation, Ltd.	199,400	1,383
SGS SA	15,425	1,295
Waste Management, Inc.	8,225	1,254
Trelleborg AB, Class B	49,881	1,238
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,408	1,209
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	70,778	1,163
Bureau Veritas SA	36,518	905
FedEx Corp.	3,199	847
General Dynamics Corp.	2,786	616
Airbus SE, non-registered shares	3,671	491
Sulzer AG	4,630	442
LIXIL Corp.[1]	10,000	116
		92,555
American Funds Insurance Series — Page 75 of 274

unaudited
Common stocks (continued) Information technology 7.97%	Shares	Value (000)
Broadcom, Inc.	43,525	$36,151
Microsoft Corp.	65,385	20,645
Taiwan Semiconductor Manufacturing Co., Ltd.	556,800	9,036
Texas Instruments, Inc.	55,091	8,760
Seagate Technology Holdings PLC	63,566	4,192
KLA Corp.	5,125	2,351
SAP SE	16,493	2,141
Tokyo Electron, Ltd.	11,100	1,511
Analog Devices, Inc.	7,079	1,239
GlobalWafers Co., Ltd.	80,938	1,138
Samsung Electronics Co., Ltd.	16,417	832
Intel Corp.	22,707	807
Vanguard International Semiconductor Corp.	317,255	669
NetApp, Inc.	6,984	530
SINBON Electronics Co., Ltd.	37,446	376
BE Semiconductor Industries NV	3,224	315
Capgemini SE	1,728	300
QUALCOMM, Inc.	1,645	183
		91,176
Energy 6.74%
Canadian Natural Resources, Ltd. (CAD denominated)	205,892	13,315
Exxon Mobil Corp.	95,055	11,177
TC Energy Corp. (CAD denominated)[1]	273,399	9,402
TC Energy Corp.	16,085	554
TotalEnergies SE	108,574	7,145
BP PLC	941,534	6,079
Chevron Corp.	35,804	6,037
EOG Resources, Inc.	38,744	4,911
Shell PLC (GBP denominated)	122,918	3,903
Shell PLC (ADR)	8,467	545
Woodside Energy Group, Ltd.	125,803	2,931
Woodside Energy Group, Ltd. (CDI)	25,206	583
Schlumberger NV	38,364	2,237
Equitrans Midstream Corp.	223,979	2,099
ConocoPhillips	16,644	1,994
Enbridge, Inc. (CAD denominated)	35,424	1,175
Neste OYJ	28,965	984
Pioneer Natural Resources Co.	4,023	923
DT Midstream, Inc.	13,716	726
Baker Hughes Co., Class A	9,719	343
Gazprom PJSC[3]	880,428	— [4]
		77,063
Utilities 5.89%
National Grid PLC	682,857	8,151
Engie SA	421,816	6,468
E.ON SE	505,914	5,993
DTE Energy Co.	58,414	5,799
Southern Co. (The)	68,208	4,414
Power Grid Corporation of India, Ltd.	1,730,446	4,161
Duke Energy Corp.	45,036	3,975
Sempra	53,048	3,609
Iberdrola, SA, non-registered shares	317,820	3,549
Edison International	52,607	3,329
American Funds Insurance Series — Page 76 of 274

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
CenterPoint Energy, Inc.	106,217	$2,852
Dominion Energy, Inc.	55,018	2,458
AES Corp.	133,906	2,035
Entergy Corp.	18,912	1,749
SSE PLC	80,036	1,568
Pinnacle West Capital Corp.	21,198	1,562
Public Service Enterprise Group, Inc.	25,936	1,476
Exelon Corp.	28,319	1,070
SembCorp Industries, Ltd.	239,800	891
Evergy, Inc.	16,053	814
ENN Energy Holdings, Ltd.	93,400	772
Power Assets Holdings, Ltd.	106,500	514
NextEra Energy, Inc.	3,816	219
		67,428
Real estate 5.04%
VICI Properties, Inc. REIT	529,134	15,398
Equinix, Inc. REIT	10,482	7,613
Crown Castle, Inc. REIT	47,132	4,338
Public Storage REIT	15,608	4,113
Extra Space Storage, Inc. REIT	25,171	3,060
Federal Realty Investment Trust REIT	29,425	2,667
Gaming and Leisure Properties, Inc. REIT	48,482	2,208
Boston Properties, Inc. REIT	35,749	2,126
American Tower Corp. REIT	11,309	1,860
Welltower, Inc. REIT	21,682	1,776
CK Asset Holdings, Ltd.	330,500	1,738
Link REIT	354,448	1,728
Sun Hung Kai Properties, Ltd.	151,355	1,610
CTP NV	75,076	1,075
Charter Hall Group REIT	153,228	936
Digital Realty Trust, Inc. REIT	7,376	893
POWERGRID Infrastructure Investment Trust REIT	681,110	842
Mindspace Business Parks REIT	222,440	837
Kimco Realty Corp. REIT	34,645	609
Prologis, Inc. REIT	5,220	586
Longfor Group Holdings, Ltd.	313,134	553
Embassy Office Parks REIT	115,328	417
Americold Realty Trust, Inc. REIT	12,102	368
CubeSmart REIT	8,847	337
		57,688
Consumer discretionary 3.70%
Home Depot, Inc.	23,961	7,240
Industria de Diseño Textil, SA	117,809	4,385
Midea Group Co., Ltd., Class A	538,575	4,094
LVMH Moët Hennessy-Louis Vuitton SE	4,661	3,516
Kering SA	7,426	3,376
Restaurant Brands International, Inc.	49,734	3,313
YUM! Brands, Inc.	26,061	3,256
Starbucks Corp.	35,341	3,226
McDonald’s Corp.	11,782	3,104
NEXT PLC	16,113	1,430
Bridgestone Corp.	32,300	1,259
Galaxy Entertainment Group, Ltd.	208,000	1,244
American Funds Insurance Series — Page 77 of 274

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Darden Restaurants, Inc.	7,342	$1,052
Tractor Supply Co.	2,765	561
OPAP SA	22,896	384
International Game Technology PLC	10,668	324
Inchcape PLC	31,417	289
Kindred Group PLC (SDR)	24,452	223
VF Corp.	4,833	85
		42,361
Communication services 3.07%
Comcast Corp., Class A	229,762	10,188
Nippon Telegraph and Telephone Corp.	3,917,100	4,626
Koninklijke KPN NV	1,070,106	3,527
SoftBank Corp.	310,700	3,514
Singapore Telecommunications, Ltd.	1,859,700	3,280
América Móvil, SAB de CV, Class B (ADR)	139,757	2,421
Verizon Communications, Inc.	58,391	1,892
Publicis Groupe SA	18,539	1,400
Warner Music Group Corp., Class A	34,824	1,093
WPP PLC	120,652	1,075
HKT Trust and HKT, Ltd., units	873,240	911
Omnicom Group, Inc.	10,871	810
TELUS Corp.	22,200	363
		35,100
Materials 2.48%
Vale SA (ADR), ordinary nominative shares	248,407	3,328
Vale SA, ordinary nominative shares	225,122	3,027
Rio Tinto PLC	62,749	3,942
Air Products and Chemicals, Inc.	13,744	3,895
Linde PLC	8,383	3,121
BHP Group, Ltd. (CDI)	64,930	1,840
UPM-Kymmene OYJ	51,622	1,766
Evonik Industries AG	71,217	1,304
International Flavors & Fragrances, Inc.	17,226	1,174
BASF SE	21,086	957
Smurfit Kappa Group PLC	22,439	742
Celanese Corp.	5,602	703
Asahi Kasei Corp.	102,400	644
WestRock Co.	16,223	581
Gerdau SA (ADR)	112,805	538
Fortescue Metals Group, Ltd.	28,457	382
LyondellBasell Industries NV	2,900	275
Glencore PLC	23,221	133
		28,352
Total common stocks (cost: $758,871,000)		869,165
Preferred securities 0.04% Financials 0.04%
Banco Bradesco SA, preferred nominative shares	149,996	427
Total preferred securities (cost: $422,000)		427
American Funds Insurance Series — Page 78 of 274

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Rights & warrants 0.00% Consumer discretionary 0.00%	Shares	Value (000)
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[5]	7,130	$5
Total rights & warrants (cost: $0)		5
Convertible stocks 0.16% Utilities 0.16%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	35,900	1,358
AES Corp., convertible preferred units, 6.875% 2/15/2024	8,659	528
Total convertible stocks (cost: $2,589,000)		1,886
Bonds, notes & other debt instruments 17.60% Mortgage-backed obligations 8.39% Federal agency mortgage-backed obligations 7.53%	Principal amount (000)
Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD— [4]	— [4]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]	1	1
Fannie Mae Pool #931768 5.00% 8/1/2039[6]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[6]	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]	8	7
Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]	8	8
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]	6	6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]	6	6
Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]	4	4
Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]	2	2
Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]	2	2
Fannie Mae Pool #FM9416 3.50% 7/1/2045[6]	139	122
Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]	32	29
Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]	19	17
Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]	24	22
Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]	8	7
Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]	4	4
Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]	35	31
Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]	3,022	2,533
Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]	353	299
Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]	133	111
Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]	91	76
Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]	48	40
Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]	15	12
Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]	147	123
Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]	94	78
Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]	49	38
Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]	144	120
Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]	181	150
Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]	22	18
Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]	17	15
Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]	128	106
Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]	23	20
Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]	96	83
American Funds Insurance Series — Page 79 of 274

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]	USD945	$795
Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]	542	450
Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]	330	285
Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]	129	125
Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]	117	113
Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]	174	168
Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	113	109
Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]	98	92
Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]	5,589	5,278
Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]	65	62
Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	299	290
Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]	1,731	1,709
Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	367	355
Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]	449	443
Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]	279	276
Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]	201	199
Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	366	346
Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]	100	94
Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	1,221	1,181
Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]	367	366
Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]	250	247
Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]	633	586
Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]	431	345
Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]	73	59
Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]	128	103
Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048[6]	216	196
Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]	17	16
Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]	16	15
Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]	8	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]	25	23
Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]	12	11
Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]	47	44
Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]	25	24
Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]	17	16
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]	1,136	1,063
Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]	16	13
Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]	152	126
Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]	78	65
Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]	157	131
Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]	2,278	1,961
Freddie Mac Pool #QE3580 3.50% 6/1/2052[6]	486	419
Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]	336	299
Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]	887	815
Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]	194	180
Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]	319	308
Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]	124	120
Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]	107	101
Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]	605	585
Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]	456	441
Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	35	33
Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	1,138	1,101
Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]	94	93
Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]	21	21
American Funds Insurance Series — Page 80 of 274

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]	USD17	$17
Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]	17	17
Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]	16	16
Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]	11	11
Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]	8	8
Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]	6	6
Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]	4	4
Freddie Mac Pool #SD8341 5.00% 7/1/2053[6]	353	334
Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,490	2,408
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]	160	150
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]	108	97
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]	221	197
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]	218	195
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]	91	79
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]	76	65
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]	18	16
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]	940	800
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]	363	333
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]	572	522
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]	16	15
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]	9	8
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]	848	793
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]	1,200	1,086
Government National Mortgage Assn. 4.00% 10/1/2053[6,8]	321	289
Government National Mortgage Assn. 5.00% 10/1/2053[6,8]	1,610	1,526
Government National Mortgage Assn. 5.50% 10/1/2053[6,8]	1,005	975
Government National Mortgage Assn. 6.00% 10/1/2053[6,8]	25	25
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]	192	180
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]	3,246	2,927
Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[6]	— [4]	— [4]
Government National Mortgage Assn. Pool #765152 4.14% 7/20/2061[6]	— [4]	— [4]
Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[6]	— [4]	— [4]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]	— [4]	— [4]
Uniform Mortgage-Backed Security 2.50% 10/1/2038[6,8]	1,708	1,505
Uniform Mortgage-Backed Security 2.00% 10/1/2053[6,8]	1,391	1,058
Uniform Mortgage-Backed Security 3.50% 10/1/2053[6,8]	2,300	1,978
Uniform Mortgage-Backed Security 4.00% 10/1/2053[6,8]	352	314
Uniform Mortgage-Backed Security 4.50% 10/1/2053[6,8]	2,431	2,232
Uniform Mortgage-Backed Security 5.00% 10/1/2053[6,8]	1,353	1,277
Uniform Mortgage-Backed Security 6.00% 10/1/2053[6,8]	9,527	9,403
Uniform Mortgage-Backed Security 6.50% 10/1/2053[6,8]	494	496
Uniform Mortgage-Backed Security 2.50% 11/1/2053[6,8]	465	370
Uniform Mortgage-Backed Security 3.00% 11/1/2053[6,8]	657	544
American Funds Insurance Series — Page 81 of 274

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 11/1/2053[6,8]	USD2,400	$2,139
Uniform Mortgage-Backed Security 5.00% 11/1/2053[6,8]	2,000	1,888
Uniform Mortgage-Backed Security 5.50% 11/1/2053[6,8]	13,885	13,416
Uniform Mortgage-Backed Security 6.50% 11/1/2053[6,8]	9,992	10,032
		86,161
Collateralized mortgage-backed obligations (privately originated) 0.44%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,6,7]	126	99
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,6,7]	74	65
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,6]	85	74
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,6,7]	110	105
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,6,7]	81	79
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,6,7]	172	156
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,6,7]	10	9
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.065% 10/25/2041[2,6,7]	2	2
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.715% 12/25/2042[2,6,7]	38	39
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.215% 6/25/2043[2,6,7]	407	409
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.015% 7/25/2043[2,6,7]	149	149
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,6]	57	59
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,6]	65	62
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,6,7]	111	85
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.315% 4/25/2042[2,6,7]	91	91
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.515% 5/25/2042[2,6,7]	16	16
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.465% 9/25/2042[2,6,7]	27	27
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.015% 9/25/2042[2,6,7]	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.129% 1/25/2050[2,6,7]	126	126
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.279% 2/25/2050[2,6,7]	330	331
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.529% 6/27/2050[2,6,7]	510	553
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.429% 8/25/2050[2,6,7]	480	536
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,6]	193	180
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,6,9]	180	174
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,6,7]	71	66
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,6,9]	119	111
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.284% 11/25/2055[2,6,7]	202	201
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.184% 5/25/2055[2,6,7]	243	243
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,6]	99	90
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,6,7]	37	35
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,6,7]	10	9
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,6,7]	12	12
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,6,7]	33	31
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,6,7]	USD38	$37
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,6,7]	21	20
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,6]	424	368
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	100	88
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,6]	196	175
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,6]	100	96
		5,075
Commercial mortgage-backed securities 0.42%
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[6,7]	287	288
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.102% 5/15/2039[2,6,7]	110	110
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.23% 4/15/2037[2,6,7]	329	324
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.447% 6/15/2027[2,6,7]	332	333
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[2,6,7]	648	631
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[2,6,7]	266	260
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.093% 10/15/2036[2,6,7]	100	96
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.823% 4/15/2037[2,6,7]	133	132
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.117% 6/15/2038[2,6,7]	161	159
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.847% 6/15/2038[2,6,7]	93	90
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.947% 11/15/2038[2,6,7]	100	98
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.783% 8/15/2039[2,6,7]	89	89
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.613% 6/15/2040[2,6,7]	221	221
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,6,7]	237	231
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,6,7]	574	534
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.527% 7/15/2038[2,6,7]	95	94
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	73	72
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.252% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[2,6,9]	24	24
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.367% 7/15/2025[2,6,7]	229	227
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.53% 5/17/2038[2,6,7]	300	298
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[2,6,7]	100	71
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.177% 11/15/2038[2,6,7]	361	355
		4,737
Total mortgage-backed obligations		95,973
U.S. Treasury bonds & notes 6.26% U.S. Treasury 5.77%
U.S. Treasury 0.125% 12/15/2023	2,160	2,137
U.S. Treasury 0.625% 10/15/2024	10,550	10,042
U.S. Treasury 2.125% 11/30/2024	1,860	1,792
U.S. Treasury 3.875% 3/31/2025	5,917	5,800
U.S. Treasury 4.625% 6/30/2025	4,793	4,752
U.S. Treasury 5.00% 8/31/2025	41	41
U.S. Treasury 4.00% 2/15/2026	2,621	2,566
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,458
U.S. Treasury 1.875% 6/30/2026	4,855	4,493
U.S. Treasury 1.125% 10/31/2026	995	892
U.S. Treasury 2.00% 11/15/2026[10]	2,800	2,576
U.S. Treasury 0.50% 4/30/2027	2,900	2,501
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 5/31/2027	USD80	$74
U.S. Treasury 4.00% 2/29/2028	745	726
U.S. Treasury 1.25% 3/31/2028	1,350	1,165
U.S. Treasury 3.625% 3/31/2028	4	3
U.S. Treasury 4.375% 8/31/2028	12,657	12,532
U.S. Treasury 4.00% 2/28/2030	1,659	1,600
U.S. Treasury 6.25% 5/15/2030	890	971
U.S. Treasury 4.125% 8/31/2030	24	23
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 3.875% 8/15/2033	1,827	1,726
U.S. Treasury 4.50% 8/15/2039	640	619
U.S. Treasury 1.125% 5/15/2040[10]	2,400	1,377
U.S. Treasury 2.00% 11/15/2041	300	194
U.S. Treasury 3.875% 5/15/2043	87	76
U.S. Treasury 4.375% 8/15/2043	407	380
U.S. Treasury 2.375% 5/15/2051	196	125
U.S. Treasury 4.00% 11/15/2052	157	139
U.S. Treasury 3.625% 5/15/2053[10]	3,899	3,228
		66,018
U.S. Treasury inflation-protected securities 0.49%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[11]	1,380	1,356
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[11]	1,302	1,243
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	387	370
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[11]	1,475	1,433
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[11]	1,354	1,181
		5,583
Total U.S. Treasury bonds & notes		71,601
Corporate bonds, notes & loans 1.99% Health care 0.34%
Amgen, Inc. 5.507% 3/2/2026	30	30
Amgen, Inc. 5.15% 3/2/2028	55	54
Amgen, Inc. 4.05% 8/18/2029	100	93
Amgen, Inc. 5.25% 3/2/2030	124	121
Amgen, Inc. 4.20% 3/1/2033	133	118
Amgen, Inc. 5.25% 3/2/2033	71	68
Amgen, Inc. 5.60% 3/2/2043	105	98
Amgen, Inc. 4.20% 2/22/2052	19	14
Amgen, Inc. 4.875% 3/1/2053	25	21
Amgen, Inc. 5.65% 3/2/2053	37	35
Amgen, Inc. 5.75% 3/2/2063	85	78
AstraZeneca Finance, LLC 4.875% 3/3/2028	35	34
AstraZeneca PLC 3.375% 11/16/2025	200	192
AstraZeneca PLC 3.00% 5/28/2051	11	7
Baxter International, Inc. 3.132% 12/1/2051	25	15
Centene Corp. 4.625% 12/15/2029	530	478
Centene Corp. 3.375% 2/15/2030	179	150
Centene Corp. 2.625% 8/1/2031	40	31
CVS Health Corp. 5.125% 2/21/2030	50	48
CVS Health Corp. 5.25% 2/21/2033	23	22
CVS Health Corp. 5.30% 6/1/2033	24	23
CVS Health Corp. 5.625% 2/21/2053	55	49
American Funds Insurance Series — Page 84 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Elevance Health, Inc. 4.90% 2/8/2026	USD10	$10
Elevance Health, Inc. 4.75% 2/15/2033	16	15
Elevance Health, Inc. 5.125% 2/15/2053	13	11
Eli Lilly and Co. 5.00% 2/27/2026	35	35
Eli Lilly and Co. 4.875% 2/27/2053	23	21
Eli Lilly and Co. 4.95% 2/27/2063	14	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	6
HCA, Inc. 2.375% 7/15/2031	18	14
Humana, Inc. 3.70% 3/23/2029	12	11
Merck & Co., Inc. 1.70% 6/10/2027	118	105
Merck & Co., Inc. 3.40% 3/7/2029	110	101
Merck & Co., Inc. 4.50% 5/17/2033	35	33
Merck & Co., Inc. 4.90% 5/17/2044	35	32
Merck & Co., Inc. 5.00% 5/17/2053	18	16
Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	32
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	13	12
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12	11
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	8	6
Regeneron Pharmaceuticals, Inc. 2.80% 9/15/2050	2	1
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	252
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	551	549
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	580
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	300	188
Zoetis, Inc. 5.60% 11/16/2032	25	25
		3,858
Consumer discretionary 0.32%
Advance Auto Parts, Inc. 3.90% 4/15/2030	18	15
Advance Auto Parts, Inc. 3.50% 3/15/2032	12	9
BMW US Capital, LLC 4.15% 4/9/2030[2]	290	269
BMW US Capital, LLC 3.70% 4/1/2032[2]	25	22
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]	495	490
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	166
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	148
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	117
Ford Motor Co. 4.75% 1/15/2043	130	95
Ford Motor Co. 5.291% 12/8/2046	120	91
Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	188
Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	673
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	273
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	568
Grand Canyon University 4.125% 10/1/2024	200	191
McDonald’s Corp. 3.60% 7/1/2030	12	11
McDonald’s Corp. 4.60% 9/9/2032	3	3
McDonald’s Corp. 4.95% 8/14/2033	3	3
McDonald’s Corp. 5.15% 9/9/2052	10	9
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]	57	60
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	228
		3,629
Financials 0.30%
AerCap Ireland Capital DAC 5.75% 6/6/2028	150	147
AerCap Ireland Capital DAC 3.30% 1/30/2032	150	119
American Express Co. 4.90% 2/13/2026	28	27
American Funds Insurance Series — Page 85 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 5.125% 3/27/2033	USD17	$16
Aon Corp. 5.35% 2/28/2033	21	20
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]	40	38
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	231	174
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	118	110
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,9]	200	196
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[9]	15	14
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	40	39
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[9]	35	28
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	50	48
CME Group, Inc. 2.65% 3/15/2032	50	41
Corebridge Financial, Inc. 3.85% 4/5/2029	180	162
Corebridge Financial, Inc. 3.90% 4/5/2032	32	27
Corebridge Financial, Inc. 4.35% 4/5/2042	7	5
Corebridge Financial, Inc. 4.40% 4/5/2052	49	36
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,9]	200	186
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	150	149
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	5	5
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[9]	75	58
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	40	32
Intercontinental Exchange, Inc. 4.60% 3/15/2033	18	17
Intercontinental Exchange, Inc. 4.95% 6/15/2052	16	14
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[9]	100	99
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]	40	39
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	227	172
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[9]	17	14
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[9]	25	23
Mastercard, Inc. 4.875% 3/9/2028	31	31
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	25	24
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[9]	20	18
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	35	33
Nasdaq, Inc. 5.35% 6/28/2028	20	20
Nasdaq, Inc. 5.55% 2/15/2034	17	16
Nasdaq, Inc. 5.95% 8/15/2053	8	7
Nasdaq, Inc. 6.10% 6/28/2063	11	10
Navient Corp. 5.00% 3/15/2027	150	135
New York Life Global Funding 3.00% 1/10/2028[2]	150	136
PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[9]	35	35
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	50	48
Royal Bank of Canada 5.00% 2/1/2033	30	28
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[9]	15	15
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[9,12]	38	1
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	10	9
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]	70	68
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[9]	35	33
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[2,9]	200	198
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,9]	374	327
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	45	43
American Funds Insurance Series — Page 86 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[9]	USD35	$32
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	84	80
		3,402
Utilities 0.28%
AEP Transmission Co., LLC 3.80% 6/15/2049	45	33
Consumers Energy Co. 4.625% 5/15/2033	50	47
DTE Electric Co. 5.20% 4/1/2033	35	34
Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
Edison International 4.125% 3/15/2028	132	122
Edison International 5.25% 11/15/2028	55	53
Edison International 6.95% 11/15/2029	25	26
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,9]	200	209
FirstEnergy Corp. 2.65% 3/1/2030	493	402
FirstEnergy Corp. 2.25% 9/1/2030	107	83
Florida Power & Light Co. 5.05% 4/1/2028	70	69
Florida Power & Light Co. 5.10% 4/1/2033	35	34
NiSource, Inc. 5.40% 6/30/2033	25	24
Pacific Gas and Electric Co. 3.25% 2/16/2024	1,025	1,013
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	89
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	93
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	261
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	285
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	48
Southern California Edison Co. 5.30% 3/1/2028	25	25
Southern California Edison Co. 3.60% 2/1/2045	206	141
Union Electric Co. 3.90% 4/1/2052	25	18
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
		3,159
Energy 0.25%
Apache Corp. 4.25% 1/15/2030	385	343
BP Capital Markets America, Inc. 3.633% 4/6/2030	360	324
Cenovus Energy, Inc. 5.40% 6/15/2047	44	38
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	9	9
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[2]	5	5
ConocoPhillips Co. 5.30% 5/15/2053	25	23
EQT Corp. 5.00% 1/15/2029	35	33
EQT Corp. 3.625% 5/15/2031[2]	20	17
Equinor ASA 2.375% 5/22/2030	365	307
Exxon Mobil Corp. 2.995% 8/16/2039	200	146
Exxon Mobil Corp. 3.452% 4/15/2051	25	18
Kinder Morgan, Inc. 5.20% 6/1/2033	27	25
Kinder Morgan, Inc. 5.45% 8/1/2052	11	9
MPLX, LP 4.95% 9/1/2032	20	18
New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	74
NGL Energy Operating, LLC 7.50% 2/1/2026[2]	80	79
ONEOK, Inc. 5.55% 11/1/2026	15	15
ONEOK, Inc. 5.65% 11/1/2028	19	19
ONEOK, Inc. 3.10% 3/15/2030	42	35
ONEOK, Inc. 5.80% 11/1/2030	11	11
ONEOK, Inc. 6.05% 9/1/2033	88	87
ONEOK, Inc. 7.15% 1/15/2051	97	98
American Funds Insurance Series — Page 87 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 6.625% 9/1/2053	USD91	$89
Petroleos Mexicanos 6.50% 1/23/2029	20	16
Petroleos Mexicanos 8.75% 6/2/2029	176	157
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	142	130
Shell International Finance BV 2.00% 11/7/2024	420	404
TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	125
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[9]	205	187
Williams Companies, Inc. 5.30% 8/15/2052	40	34
		2,875
Communication services 0.21%
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN1,300	63
AT&T, Inc. 3.50% 6/1/2041	USD75	52
CCO Holdings, LLC 4.75% 2/1/2032[2]	25	20
CCO Holdings, LLC 4.25% 1/15/2034[2]	175	129
Charter Communications Operating, LLC 3.70% 4/1/2051	25	15
Meta Platforms, Inc. 3.85% 8/15/2032	135	120
Meta Platforms, Inc. 4.45% 8/15/2052	75	59
Netflix, Inc. 4.875% 4/15/2028	150	146
SBA Tower Trust 1.631% 11/15/2026[2]	253	219
Sprint Capital Corp. 6.875% 11/15/2028	325	336
Sprint Capital Corp. 8.75% 3/15/2032	90	104
T-Mobile USA, Inc. 3.875% 4/15/2030	625	554
T-Mobile USA, Inc. 2.55% 2/15/2031	203	162
T-Mobile USA, Inc. 6.00% 6/15/2054	69	66
Verizon Communications, Inc. 1.75% 1/20/2031	142	107
Walt Disney Co. (The) 4.625% 3/23/2040	120	105
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	36
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	65
		2,358
Consumer staples 0.10%
7-Eleven, Inc. 0.80% 2/10/2024[2]	50	49
7-Eleven, Inc. 1.30% 2/10/2028[2]	14	12
Altria Group, Inc. 3.875% 9/16/2046	22	14
Altria Group, Inc. 3.70% 2/4/2051	28	17
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	5	4
BAT Capital Corp. 4.70% 4/2/2027	105	101
BAT Capital Corp. 6.343% 8/2/2030	9	9
BAT Capital Corp. 6.421% 8/2/2033	38	37
BAT Capital Corp. 7.079% 8/2/2043	31	30
BAT Capital Corp. 4.54% 8/15/2047	82	57
BAT Capital Corp. 4.758% 9/6/2049	121	85
BAT Capital Corp. 7.081% 8/2/2053	29	27
BAT International Finance PLC 4.448% 3/16/2028	150	140
Constellation Brands, Inc. 5.00% 2/2/2026	50	49
H.J. Heinz Co. 4.875% 10/1/2049	235	196
Philip Morris International, Inc. 5.125% 11/17/2027	43	42
Philip Morris International, Inc. 5.625% 11/17/2029	23	23
Philip Morris International, Inc. 5.125% 2/15/2030	56	54
Philip Morris International, Inc. 5.50% 9/7/2030	70	68
Philip Morris International, Inc. 5.75% 11/17/2032	16	16
American Funds Insurance Series — Page 88 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.375% 2/15/2033	USD55	$52
Philip Morris International, Inc. 5.625% 9/7/2033	30	29
		1,111
Industrials 0.07%
Boeing Co. 2.75% 2/1/2026	91	85
Boeing Co. 3.625% 2/1/2031	280	242
Boeing Co. 5.805% 5/1/2050	95	86
Canadian Pacific Railway Co. 3.10% 12/2/2051	102	64
CSX Corp. 4.75% 11/15/2048	50	42
CSX Corp. 4.50% 11/15/2052	35	29
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	14
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	12
Lockheed Martin Corp. 5.10% 11/15/2027	19	19
Moog, Inc. 4.25% 12/9/2027[2]	55	50
Norfolk Southern Corp. 5.35% 8/1/2054	51	47
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
Republic Services, Inc. 5.00% 4/1/2034	13	12
RTX Corp. 5.00% 2/27/2026	11	11
RTX Corp. 5.375% 2/27/2053	43	39
Union Pacific Corp. 2.80% 2/14/2032	17	14
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	57
		856
Information technology 0.06%
Apple, Inc. 3.35% 8/8/2032	47	41
Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
Broadcom, Inc. 3.137% 11/15/2035[2]	2	1
Broadcom, Inc. 3.75% 2/15/2051[2]	91	61
Lenovo Group, Ltd. 5.875% 4/24/2025	400	398
Oracle Corp. 3.60% 4/1/2050	150	97
ServiceNow, Inc. 1.40% 9/1/2030	130	100
		711
Materials 0.04%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	34
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	23	22
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	14
Celanese US Holdings, LLC 6.35% 11/15/2028	36	36
Celanese US Holdings, LLC 6.55% 11/15/2030	27	26
Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
Celanese US Holdings, LLC 6.70% 11/15/2033	23	22
Dow Chemical Co. (The) 3.60% 11/15/2050	75	50
EIDP, Inc. 4.80% 5/15/2033	27	25
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]	100	83
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	10	6
LYB International Finance III, LLC 3.625% 4/1/2051	102	65
Nutrien, Ltd. 5.90% 11/7/2024	84	84
South32 Treasury, Ltd. 4.35% 4/14/2032[2]	10	9
		521
American Funds Insurance Series — Page 89 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.02%	Principal amount (000)	Value (000)
American Tower Corp. 4.05% 3/15/2032	USD11	$10
Boston Properties, LP 2.45% 10/1/2033	7	5
Boston Properties, LP 6.50% 1/15/2034	38	36
Crown Castle, Inc. 5.00% 1/11/2028	54	52
Equinix, Inc. 1.55% 3/15/2028	25	21
Equinix, Inc. 3.20% 11/18/2029	144	123
Equinix, Inc. 2.50% 5/15/2031	47	37
		284
Total corporate bonds, notes & loans		22,764
Asset-backed obligations 0.88%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,6]	10	10
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[2,6]	63	63
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[2,6]	100	100
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,6]	23	22
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,6]	100	99
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[6]	100	97
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,6]	84	82
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,6]	86	82
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,6]	100	97
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.463% 12/18/2025[6,7]	52	52
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,6]	197	180
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,6]	100	93
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,6]	339	334
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,6]	43	42
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 6.083% 9/15/2025[6,7]	42	42
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]	351	319
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]	88	74
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,6]	90	79
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,6]	90	71
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]	316	278
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,6]	489	476
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,6]	55	55
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[6]	326	318
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,6]	57	57
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[6]	213	209
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,6]	131	123
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.913% 2/15/2025[6,7]	19	19
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,6]	176	171
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,6]	181	179
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,6]	188	185
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,6]	450	393
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,6]	79	67
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,6]	118	109
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 6.024% 10/21/2024[6,7]	22	22
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.913% 9/16/2025[6,7]	37	37
American Funds Insurance Series — Page 90 of 274

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,6]	USD285	$280
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,6]	184	186
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]	25	24
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]	48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,6]	247	235
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,6]	100	95
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,6]	268	235
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,6]	100	88
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,6]	100	87
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.893% 5/15/2025[6,7]	44	44
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]	28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]	28	27
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,6]	22	22
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,6]	70	69
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,6]	40	34
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,6]	125	106
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,6]	176	157
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,6]	353	314
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.179% 4/20/2062[2,6,7]	179	176
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]	935	808
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[6]	26	26
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.993% 8/15/2024[6,7]	27	27
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,6]	100	96
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,6]	100	91
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,6]	100	97
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,6]	175	173
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[6]	257	257
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[6]	36	36
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,6]	73	73
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,6]	60	52
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,6]	144	130
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,6,7]	335	300
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.883% 8/15/2025[6,7]	16	16
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[6,9]	160	159
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[6,9]	451	448
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[6]	33	33
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,6]	142	142
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,6]	80	79
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,6]	100	100
		10,033
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Peru (Republic of) 2.783% 1/23/2031	190	156
Portuguese Republic 5.125% 10/15/2024	18	18
Qatar (State of) 4.50% 4/23/2028	200	197
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	187
United Mexican States 3.25% 4/16/2030	200	170
		728
American Funds Insurance Series — Page 91 of 274

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Bonds, notes & other debt instruments (continued) Municipals 0.02% California 0.00%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD15	$12
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	225	214
Total municipals		226
Total bonds, notes & other debt instruments (cost: $212,551,000)		201,325
Investment funds 2.83%
Capital Group Central Corporate Bond Fund[13]	4,079,022	32,347
Total investment funds (cost: $38,359,000)		32,347
Short-term securities 9.30% Money market investments 8.13%	Shares
Capital Group Central Cash Fund 5.44%[13,14]	930,222	93,013
Money market investments purchased with collateral from securities on loan 1.17%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[14,15]	12,368,270	12,368
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[14,15]	525,827	526
Capital Group Central Cash Fund 5.44%[13,14,15]	4,588	459
		13,353
Total short-term securities (cost: $106,359,000)		106,366
Total investment securities 105.90% (cost: $1,119,151,000)		1,211,521
Other assets less liabilities (5.90)%		(67,453)
Net assets 100.00%		$1,144,068
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized depreciation at 9/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	253	1/4/2024	USD51,286	$(146)
5 Year U.S. Treasury Note Futures	Long	481	1/4/2024	50,678	(420)
10 Year Ultra U.S. Treasury Note Futures	Long	10	12/29/2023	1,115	(34)
10 Year U.S. Treasury Note Futures	Long	10	12/29/2023	1,081	(19)
20 Year U.S. Treasury Bond Futures	Long	6	12/29/2023	683	(37)
30 Year Ultra U.S. Treasury Bond Futures	Long	64	12/29/2023	7,596	(591)
					$(1,247)
American Funds Insurance Series — Page 92 of 274

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD4,037	$(8)	$—	$(8)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	5,914	(12)	—	(12)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	8,100	(17)	—	(17)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	(73)	—	(73)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	5,635	(78)	—	(78)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	(79)	—	(79)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	(13)	—	(13)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	(60)	—	(60)
SOFR	Annual	3.055%	Annual	4/6/2031	6,700	526	—	526
SOFR	Annual	2.91%	Annual	9/18/2050	592	112	—	112
						$298	$—	$298
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[16] (000)	Value at 9/30/2023[17] (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD6,200	$93	$12	$81
American Funds Insurance Series — Page 93 of 274

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Investments in affiliates13

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Investment funds 2.83%
Capital Group Central Corporate Bond Fund	$28,059	$8,605	$3,252	$(735)	$(330)	$32,347	$973
Short-term securities 8.17%
Money market investments 8.13%
Capital Group Central Cash Fund 5.44%[14]	77,952	162,327	147,265	3	(4)	93,013	3,417
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 5.44%[14,15]	1,712		1,253 [18]			459	— [19]
Total short-term securities						93,472
Total 11.00%				$(732)	$(334)	$125,819	$4,390

[1]	All or a portion of this security was on loan. The total value of all such securities was $16,098,000, which represented 1.41% of the net assets of the fund.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,017,000, which represented 2.01% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,477,000, which represented .22% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Rate represents the seven-day yield at 9/30/2023.
[15]	Security purchased with cash collateral from securities on loan.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Represents net activity.
[19]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
G.O. = General Obligation
GBP = British pounds

GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 94 of 274

Asset Allocation Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 61.68% Information technology 12.39%	Shares	Value (000)
Broadcom, Inc.	1,128,115	$936,990
Microsoft Corp.	2,628,766	830,033
ASML Holding NV (ADR)	511,311	300,988
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,314,725	288,050
Apple, Inc.	889,873	152,355
TE Connectivity, Ltd.	1,120,708	138,441
Oracle Corp.	1,083,246	114,737
Applied Materials, Inc.	426,300	59,021
Salesforce, Inc.[1]	245,525	49,788
Synopsys, Inc.[1]	90,490	41,532
QUALCOMM, Inc.	250,000	27,765
Adobe, Inc.[1]	40,649	20,727
MicroStrategy, Inc., Class A1,2	43,100	14,149
Diebold Nixdorf, Inc.[1]	525,752	9,958
		2,984,534
Health care 9.62%
UnitedHealth Group, Inc.	1,030,396	519,515
Eli Lilly and Co.	709,469	381,077
Gilead Sciences, Inc.	4,559,000	341,651
Vertex Pharmaceuticals, Inc.[1]	698,600	242,931
Thermo Fisher Scientific, Inc.	300,000	151,851
Pfizer, Inc.	3,857,635	127,958
Regeneron Pharmaceuticals, Inc.[1]	150,000	123,444
Novo Nordisk AS, Class B	929,600	84,562
AstraZeneca PLC	461,000	62,040
AstraZeneca PLC (ADR)	190,000	12,867
Centene Corp.[1]	675,000	46,494
Alnylam Pharmaceuticals, Inc.[1]	261,834	46,371
CVS Health Corp.	506,300	35,350
Cooper Companies, Inc.	99,300	31,578
Seagen, Inc.[1]	115,000	24,397
Danaher Corp.	95,660	23,733
Catalent, Inc.[1]	488,000	22,219
Rotech Healthcare, Inc.[1,3,4]	184,138	19,335
AbCellera Biologics, Inc.[1,2]	2,871,293	13,208
Zoetis, Inc., Class A	42,300	7,359
		2,317,940
Financials 8.03%
Aon PLC, Class A	806,892	261,611
Apollo Asset Management, Inc.	2,630,627	236,125
JPMorgan Chase & Co.	1,179,000	170,979
Synchrony Financial	4,100,000	125,337
Mastercard, Inc., Class A	272,177	107,758
Ares Management Corp., Class A	1,015,403	104,454
American Funds Insurance Series — Page 95 of 274

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Capital One Financial Corp.	1,070,000	$103,843
Arthur J. Gallagher & Co.	427,724	97,491
Blue Owl Capital, Inc., Class A	7,085,161	91,824
Intercontinental Exchange, Inc.	719,487	79,158
Blackstone, Inc.	737,500	79,016
CME Group, Inc., Class A	361,000	72,279
Wells Fargo & Co.	1,517,000	61,985
Discover Financial Services	600,000	51,978
Nasdaq, Inc.	962,300	46,758
London Stock Exchange Group PLC	460,314	46,209
Brookfield Corp., Class A	1,260,000	39,400
Visa, Inc., Class A	146,264	33,642
Fifth Third Bancorp	1,217,000	30,827
Carlyle Group, Inc. (The)	814,688	24,571
RenaissanceRe Holdings, Ltd.	97,535	19,304
KKR & Co., Inc.	261,000	16,078
Antin Infrastructure Partners SA	1,243,300	16,067
Goldman Sachs Group, Inc.	30,100	9,739
Islandsbanki hf.	9,555,235	7,719
Sberbank of Russia PJSC[3]	8,880,000	— [5]
		1,934,152
Consumer discretionary 6.57%
Home Depot, Inc.	1,607,300	485,662
Booking Holdings, Inc.[1]	125,216	386,160
LVMH Moët Hennessy-Louis Vuitton SE	226,125	170,595
General Motors Co.	4,000,000	131,880
D.R. Horton, Inc.	870,000	93,499
Darden Restaurants, Inc.	601,084	86,087
Royal Caribbean Cruises, Ltd.[1]	734,400	67,667
Tractor Supply Co.	218,000	44,265
YUM! Brands, Inc.	277,000	34,608
Moncler SpA	395,000	22,928
Marriott International, Inc., Class A	112,000	22,015
Restaurant Brands International, Inc.	265,497	17,687
NIKE, Inc., Class B	140,000	13,387
Advance Auto Parts, Inc.	134,454	7,520
		1,583,960
Industrials 6.27%
Boeing Co.[1]	1,313,000	251,676
L3Harris Technologies, Inc.	1,351,500	235,323
Caterpillar, Inc.	618,000	168,714
Northrop Grumman Corp.	310,000	136,459
CSX Corp.	4,276,320	131,497
Southwest Airlines Co.	4,023,000	108,903
Union Pacific Corp.	328,086	66,808
Rockwell Automation	229,200	65,521
TransDigm Group, Inc.[1]	74,424	62,749
Huntington Ingalls Industries, Inc.	284,500	58,203
Deere & Co.	150,000	56,607
Safran SA	312,100	48,798
Lockheed Martin Corp.	91,466	37,406
Carrier Global Corp.	587,000	32,402
American Funds Insurance Series — Page 96 of 274

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Cintas Corp.	64,200	$30,881
Copart, Inc.[1]	464,000	19,994
		1,511,941
Communication services 5.48%
Alphabet, Inc., Class C1	3,009,502	396,803
Alphabet, Inc., Class A1	531,770	69,587
Meta Platforms, Inc., Class A1	1,506,000	452,116
Comcast Corp., Class A	4,801,533	212,900
Charter Communications, Inc., Class A1	184,000	80,927
Take-Two Interactive Software, Inc.[1]	550,000	77,215
Activision Blizzard, Inc.	333,835	31,257
		1,320,805
Consumer staples 4.36%
Philip Morris International, Inc.	3,727,171	345,062
Constellation Brands, Inc., Class A	663,689	166,805
Altria Group, Inc.	2,838,200	119,346
Archer Daniels Midland Co.	1,200,000	90,504
Target Corp.	625,000	69,106
British American Tobacco PLC	1,080,000	33,903
British American Tobacco PLC (ADR)	882,000	27,704
Nestlé SA	516,000	58,268
Costco Wholesale Corp.	89,700	50,677
Dollar Tree Stores, Inc.[1]	287,000	30,551
Mondelez International, Inc.	440,000	30,536
Procter & Gamble Co.	105,500	15,388
Dollar General Corp.	125,000	13,225
		1,051,075
Materials 4.21%
Royal Gold, Inc.	1,405,000	149,394
Wheaton Precious Metals Corp.	3,566,000	144,601
Linde PLC	334,791	124,660
Lundin Mining Corp.	13,915,000	103,780
Corteva, Inc.	1,920,000	98,227
First Quantum Minerals, Ltd.	3,975,000	93,913
Franco-Nevada Corp.	693,089	92,529
ATI, Inc.[1]	1,964,000	80,819
Nucor Corp.	500,000	78,175
Mosaic Co.	1,381,012	49,164
		1,015,262
Energy 3.84%
Canadian Natural Resources, Ltd. (CAD denominated)	6,131,400	396,527
ConocoPhillips	1,499,000	179,580
Halliburton Co.	2,534,613	102,652
Hess Corp.	489,500	74,894
Schlumberger NV	833,500	48,593
Exxon Mobil Corp.	233,835	27,494
Noble Corp. PLC, Class A	506,500	25,654
New Fortress Energy, Inc., Class A	735,000	24,093
Cenovus Energy, Inc. (CAD denominated)	928,000	19,322
TechnipFMC PLC	902,000	18,347
TC Energy Corp. (CAD denominated)[2]	205,000	7,050
American Funds Insurance Series — Page 97 of 274

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Common stocks (continued) Energy (continued)	Shares	Value (000)
Altera Infrastructure, LP1,3	16,129	$1,220
Constellation Oil Services Holding SA, Class B-1[1,3]	480,336	62
Earthstone Energy, Inc., Class A1	101	2
Bighorn Permian Resources, LLC[3]	4,392	— [5]
		925,490
Real estate 0.66%
Extra Space Storage, Inc. REIT	655,530	79,699
Crown Castle, Inc. REIT	435,600	40,088
Iron Mountain, Inc. REIT	642,500	38,197
		157,984
Utilities 0.25%
FirstEnergy Corp.	1,308,000	44,707
Constellation Energy Corp.	138,666	15,126
		59,833
Total common stocks (cost: $10,573,509,000)		14,862,976
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,6]	450	379
Total preferred securities (cost: $466,000)		379
Rights & warrants 0.00% Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,3]	4	— [5]
Total rights & warrants (cost: $0)		— [5]
Convertible stocks 0.21% Health care 0.21%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[3,4]	4,955,500	50,695
Total convertible stocks (cost: $50,000,000)		50,695
Convertible bonds & notes 0.01% Communication services 0.01%	Principal amount (000)
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD4,000	2,424
Total convertible bonds & notes (cost: $2,378,000)		2,424
Bonds, notes & other debt instruments 26.87% U.S. Treasury bonds & notes 8.97% U.S. Treasury 7.95%
U.S. Treasury 2.50% 5/15/2024	700	687
U.S. Treasury 2.50% 5/31/2024	100,000	98,062
U.S. Treasury 4.25% 9/30/2024	880	870
U.S. Treasury 1.00% 12/15/2024	10,725	10,185
U.S. Treasury 3.875% 4/30/2025	4,250	4,163
American Funds Insurance Series — Page 98 of 274

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 6/30/2025[7]	USD205,260	$203,504
U.S. Treasury 4.75% 7/31/2025	71,532	71,060
U.S. Treasury 0.375% 1/31/2026	45,000	40,512
U.S. Treasury 4.00% 2/15/2026	26,676	26,112
U.S. Treasury 0.50% 2/28/2026	42,515	38,282
U.S. Treasury 3.625% 5/15/2026	1,195	1,158
U.S. Treasury 4.375% 8/15/2026	5,363	5,297
U.S. Treasury 0.75% 8/31/2026	52	46
U.S. Treasury 4.625% 9/15/2026	1,852	1,843
U.S. Treasury 0.875% 9/30/2026	565	504
U.S. Treasury 1.125% 10/31/2026	471	422
U.S. Treasury 1.125% 2/28/2027	762	677
U.S. Treasury 2.375% 5/15/2027	880	812
U.S. Treasury 2.625% 5/31/2027	96,250	89,497
U.S. Treasury 0.50% 6/30/2027	36,300	31,105
U.S. Treasury 4.125% 9/30/2027	90,000	88,137
U.S. Treasury 4.00% 2/29/2028	46,200	45,013
U.S. Treasury 3.625% 3/31/2028	10	10
U.S. Treasury 3.50% 4/30/2028	5,600	5,338
U.S. Treasury 4.125% 7/31/2028	180,000	176,108
U.S. Treasury 4.375% 8/31/2028[7]	209,147	207,075
U.S. Treasury 1.25% 9/30/2028	3,142	2,671
U.S. Treasury 1.375% 12/31/2028	10,900	9,259
U.S. Treasury 2.875% 4/30/2029	50,000	45,662
U.S. Treasury 1.50% 2/15/2030	26,651	22,103
U.S. Treasury 4.00% 2/28/2030	1,598	1,541
U.S. Treasury 0.625% 5/15/2030	20,225	15,657
U.S. Treasury 4.00% 7/31/2030	100,000	96,330
U.S. Treasury 4.125% 8/31/2030	63,910	62,025
U.S. Treasury 2.875% 5/15/2032	50,000	43,894
U.S. Treasury 4.125% 11/15/2032	723	697
U.S. Treasury 3.50% 2/15/2033	29,540	27,112
U.S. Treasury 3.875% 8/15/2033[7]	141,451	133,638
U.S. Treasury 1.125% 5/15/2040[7]	37,775	21,680
U.S. Treasury 1.375% 11/15/2040	27,695	16,378
U.S. Treasury 1.75% 8/15/2041	47,854	29,787
U.S. Treasury 2.00% 11/15/2041	1,181	766
U.S. Treasury 3.875% 5/15/2043	25,703	22,342
U.S. Treasury 2.50% 2/15/2046	3,755	2,517
U.S. Treasury 3.00% 5/15/2047	9,355	6,856
U.S. Treasury 3.00% 2/15/2048	336	246
U.S. Treasury 1.375% 8/15/2050[7]	12,500	6,092
U.S. Treasury 2.25% 2/15/2052[7]	72,025	44,139
U.S. Treasury 4.00% 11/15/2052[7]	8,369	7,415
U.S. Treasury 3.625% 2/15/2053[7]	125,000	103,260
U.S. Treasury 3.625% 5/15/2053	57,850	47,890
		1,916,436
U.S. Treasury inflation-protected securities 1.02%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[8]	22,637	22,252
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[8]	101,269	98,211
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]	25,811	24,840
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[8]	4,769	4,568
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[8]	4,005	3,797
American Funds Insurance Series — Page 99 of 274

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[8]	USD8,390	$7,804
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[8]	54,942	46,043
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7,8]	51,627	38,091
		245,606
Total U.S. Treasury bonds & notes		2,162,042
Mortgage-backed obligations 8.70% Federal agency mortgage-backed obligations 8.09%
Fannie Mae Pool #AD7072 4.00% 6/1/2025[9]	1	1
Fannie Mae Pool #AE3069 4.00% 9/1/2025[9]	1	1
Fannie Mae Pool #AH0829 4.00% 1/1/2026[9]	1	1
Fannie Mae Pool #AH6431 4.00% 2/1/2026[9]	122	118
Fannie Mae Pool #AH5618 4.00% 2/1/2026[9]	1	1
Fannie Mae Pool #890329 4.00% 4/1/2026[9]	17	16
Fannie Mae Pool #MA1109 4.00% 5/1/2027[9]	1	1
Fannie Mae Pool #MA3653 3.00% 3/1/2029[9]	10	10
Fannie Mae Pool #AL8347 4.00% 3/1/2029[9]	108	104
Fannie Mae Pool #254767 5.50% 6/1/2033[9]	180	179
Fannie Mae Pool #555956 5.50% 12/1/2033[9]	115	115
Fannie Mae Pool #BN1085 4.00% 1/1/2034[9]	382	364
Fannie Mae Pool #929185 5.50% 1/1/2036[9]	360	359
Fannie Mae Pool #893641 6.00% 9/1/2036[9]	681	693
Fannie Mae Pool #893688 6.00% 10/1/2036[9]	144	147
Fannie Mae Pool #AS8554 3.00% 12/1/2036[9]	5,525	4,934
Fannie Mae Pool #907239 6.00% 12/1/2036[9]	32	31
Fannie Mae Pool #928031 6.00% 1/1/2037[9]	54	55
Fannie Mae Pool #888292 6.00% 3/1/2037[9]	487	495
Fannie Mae Pool #AD0249 5.50% 4/1/2037[9]	96	95
Fannie Mae Pool #190379 5.50% 5/1/2037[9]	50	50
Fannie Mae Pool #924952 6.00% 8/1/2037[9]	737	750
Fannie Mae Pool #888637 6.00% 9/1/2037[9]	9	9
Fannie Mae Pool #995674 6.00% 5/1/2038[9]	287	292
Fannie Mae Pool #AD0119 6.00% 7/1/2038[9]	870	886
Fannie Mae Pool #995224 6.00% 9/1/2038[9]	8	8
Fannie Mae Pool #AE0021 6.00% 10/1/2038[9]	264	269
Fannie Mae Pool #AL7164 6.00% 10/1/2038[9]	182	182
Fannie Mae Pool #889983 6.00% 10/1/2038[9]	16	16
Fannie Mae Pool #AD0095 6.00% 11/1/2038[9]	623	634
Fannie Mae Pool #AB0538 6.00% 11/1/2038[9]	102	104
Fannie Mae Pool #995391 6.00% 11/1/2038[9]	12	12
Fannie Mae Pool #AD0833 6.00% 1/1/2039[9]	— [5]	— [5]
Fannie Mae Pool #AL0309 6.00% 1/1/2040[9]	56	57
Fannie Mae Pool #AL0013 6.00% 4/1/2040[9]	167	170
Fannie Mae Pool #AL7228 6.00% 4/1/2041[9]	219	219
Fannie Mae Pool #AB4536 6.00% 6/1/2041[9]	375	377
Fannie Mae Pool #MA4387 2.00% 7/1/2041[9]	7,182	5,781
Fannie Mae Pool #MA4501 2.00% 12/1/2041[9]	8,270	6,583
Fannie Mae Pool #FS0305 1.50% 1/1/2042[9]	21,544	16,650
Fannie Mae Pool #MA4520 2.00% 1/1/2042[9]	14,054	11,241
Fannie Mae Pool #AP2131 3.50% 8/1/2042[9]	2,897	2,562
Fannie Mae Pool #AU8813 4.00% 11/1/2043[9]	1,994	1,831
Fannie Mae Pool #AU9348 4.00% 11/1/2043[9]	1,145	1,051
Fannie Mae Pool #AU9350 4.00% 11/1/2043[9]	932	854
American Funds Insurance Series — Page 100 of 274

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL8773 3.50% 2/1/2045[9]	USD4,965	$4,405
Fannie Mae Pool #FM9416 3.50% 7/1/2045[9]	8,214	7,219
Fannie Mae Pool #AL8354 3.50% 10/1/2045[9]	1,230	1,083
Fannie Mae Pool #AL8522 3.50% 5/1/2046[9]	2,575	2,267
Fannie Mae Pool #BC7611 4.00% 5/1/2046[9]	111	101
Fannie Mae Pool #AS8310 3.00% 11/1/2046[9]	349	297
Fannie Mae Pool #BD9307 4.00% 11/1/2046[9]	1,297	1,178
Fannie Mae Pool #BD9699 3.50% 12/1/2046[9]	1,453	1,273
Fannie Mae Pool #BE1290 3.50% 2/1/2047[9]	1,933	1,693
Fannie Mae Pool #BM1179 3.00% 4/1/2047[9]	438	370
Fannie Mae Pool #256975 7.00% 10/1/2047[9]	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047[9]	1,420	1,247
Fannie Mae Pool #257036 7.00% 11/1/2047[9]	6	6
Fannie Mae Pool #MA3211 4.00% 12/1/2047[9]	2,460	2,239
Fannie Mae Pool #MA3277 4.00% 2/1/2048[9]	10	9
Fannie Mae Pool #BK5255 4.00% 5/1/2048[9]	10	9
Fannie Mae Pool #FM3278 3.50% 11/1/2048[9]	15,729	13,780
Fannie Mae Pool #FM3280 3.50% 5/1/2049[9]	2,130	1,873
Fannie Mae Pool #CA4756 3.00% 12/1/2049[9]	1,642	1,380
Fannie Mae Pool #CA5968 2.50% 6/1/2050[9]	5,308	4,292
Fannie Mae Pool #CA6593 2.50% 8/1/2050[9]	12,000	9,684
Fannie Mae Pool #CA7052 3.00% 9/1/2050[9]	376	314
Fannie Mae Pool #CA7737 2.50% 11/1/2050[9]	9,699	7,744
Fannie Mae Pool #CA7599 2.50% 11/1/2050[9]	1,508	1,218
Fannie Mae Pool #FM4897 3.00% 11/1/2050[9]	13,569	11,475
Fannie Mae Pool #MA4237 2.00% 1/1/2051[9]	6,435	4,929
Fannie Mae Pool #CA8828 2.50% 2/1/2051[9]	3,811	3,074
Fannie Mae Pool #CB0290 2.00% 4/1/2051[9]	4,626	3,540
Fannie Mae Pool #CB0191 3.00% 4/1/2051[9]	5,222	4,351
Fannie Mae Pool #CB0193 3.00% 4/1/2051[9]	632	527
Fannie Mae Pool #FM7909 3.00% 6/1/2051[9]	500	417
Fannie Mae Pool #FM8453 3.00% 8/1/2051[9]	4,581	3,853
Fannie Mae Pool #CB1304 3.00% 8/1/2051[9]	82	69
Fannie Mae Pool #CB1810 3.00% 10/1/2051[9]	158	131
Fannie Mae Pool #CB2078 3.00% 11/1/2051[9]	9,281	7,731
Fannie Mae Pool #CB2286 2.50% 12/1/2051[9]	16,499	13,230
Fannie Mae Pool #CB2375 2.50% 12/1/2051[9]	7,627	6,122
Fannie Mae Pool #CB2319 2.50% 12/1/2051[9]	186	149
Fannie Mae Pool #BT9483 2.50% 12/1/2051[9]	90	72
Fannie Mae Pool #CB2372 2.50% 12/1/2051[9]	89	71
Fannie Mae Pool #BT9510 2.50% 12/1/2051[9]	89	71
Fannie Mae Pool #FS0182 3.00% 1/1/2052[9]	12,099	10,066
Fannie Mae Pool #BV3076 2.00% 2/1/2052[9]	8,269	6,316
Fannie Mae Pool #FS0647 3.00% 2/1/2052[9]	63,112	53,139
Fannie Mae Pool #BW1192 4.50% 9/1/2052[9]	737	677
Fannie Mae Pool #BX0097 4.50% 10/1/2052[9]	925	851
Fannie Mae Pool #FS5554 4.50% 11/1/2052[9]	3,343	3,073
Fannie Mae Pool #MA4842 5.50% 12/1/2052[9]	2,781	2,692
Fannie Mae Pool #MA4919 5.50% 2/1/2053[9]	1,190	1,151
Fannie Mae Pool #FS4563 5.00% 5/1/2053[9]	845	799
Fannie Mae Pool #MA5010 5.50% 5/1/2053[9]	202	195
Fannie Mae Pool #MA5039 5.50% 6/1/2053[9]	720	696
Fannie Mae Pool #CB6491 6.50% 6/1/2053[9]	1,697	1,715
Fannie Mae Pool #CB6490 6.50% 6/1/2053[9]	592	595
American Funds Insurance Series — Page 101 of 274

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6468 6.50% 6/1/2053[9]	USD430	$434
Fannie Mae Pool #MA5071 5.00% 7/1/2053[9]	3,886	3,669
Fannie Mae Pool #MA5072 5.50% 7/1/2053[9]	2,691	2,603
Fannie Mae Pool #BM6736 4.50% 11/1/2059[9]	10,914	10,103
Fannie Mae Pool #BF0497 3.00% 7/1/2060[9]	3,886	3,114
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[9]	23	24
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[9]	72	73
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[9]	34	28
Freddie Mac Pool #C91912 3.00% 2/1/2037[9]	10,127	9,064
Freddie Mac Pool #G03978 5.00% 3/1/2038[9]	401	394
Freddie Mac Pool #G04553 6.50% 9/1/2038[9]	44	45
Freddie Mac Pool #G08347 4.50% 6/1/2039[9]	61	58
Freddie Mac Pool #RB5071 2.00% 9/1/2040[9]	23,723	19,366
Freddie Mac Pool #C03518 5.00% 9/1/2040[9]	524	511
Freddie Mac Pool #Q05807 4.00% 1/1/2042[9]	1,507	1,382
Freddie Mac Pool #Q23185 4.00% 11/1/2043[9]	1,199	1,102
Freddie Mac Pool #Q23190 4.00% 11/1/2043[9]	733	673
Freddie Mac Pool #760014 2.718% 8/1/2045[9,10]	168	155
Freddie Mac Pool #Q37988 4.00% 12/1/2045[9]	5,226	4,782
Freddie Mac Pool #G60344 4.00% 12/1/2045[9]	4,545	4,158
Freddie Mac Pool #Z40130 3.00% 1/1/2046[9]	4,082	3,498
Freddie Mac Pool #Q41090 4.50% 6/1/2046[9]	200	188
Freddie Mac Pool #Q41909 4.50% 7/1/2046[9]	205	193
Freddie Mac Pool #760015 2.576% 1/1/2047[9,10]	410	379
Freddie Mac Pool #Q46021 3.50% 2/1/2047[9]	1,125	987
Freddie Mac Pool #SI2002 4.00% 3/1/2048[9]	2,164	1,964
Freddie Mac Pool #RA3384 3.00% 8/1/2050[9]	400	333
Freddie Mac Pool #SD8106 2.00% 11/1/2050[9]	31,541	24,157
Freddie Mac Pool #SD7528 2.00% 11/1/2050[9]	16,895	13,068
Freddie Mac Pool #RA5288 2.00% 5/1/2051[9]	29,028	22,239
Freddie Mac Pool #SD7544 3.00% 7/1/2051[9]	393	330
Freddie Mac Pool #RA5782 2.50% 9/1/2051[9]	9,735	7,825
Freddie Mac Pool #SD7545 2.50% 9/1/2051[9]	6,642	5,349
Freddie Mac Pool #RA5971 3.00% 9/1/2051[9]	6,474	5,424
Freddie Mac Pool #QC6456 3.00% 9/1/2051[9]	683	567
Freddie Mac Pool #SD0734 3.00% 10/1/2051[9]	172	144
Freddie Mac Pool #RA6483 2.50% 12/1/2051[9]	6,578	5,281
Freddie Mac Pool #SD7552 2.50% 1/1/2052[9]	2,291	1,834
Freddie Mac Pool #SD0813 3.00% 1/1/2052[9]	327	274
Freddie Mac Pool #QD7089 3.50% 2/1/2052[9]	1,050	905
Freddie Mac Pool #SD7554 2.50% 4/1/2052[9]	88	71
Freddie Mac Pool #SD8214 3.50% 5/1/2052[9]	143	123
Freddie Mac Pool #QE4383 4.00% 6/1/2052[9]	2,307	2,056
Freddie Mac Pool #SD7556 3.00% 8/1/2052[9]	1,355	1,133
Freddie Mac Pool #QE8579 4.50% 8/1/2052[9]	193	177
Freddie Mac Pool #QF0212 4.50% 9/1/2052[9]	916	842
Freddie Mac Pool #QE9497 4.50% 9/1/2052[9]	220	202
Freddie Mac Pool #SD1608 4.50% 9/1/2052[9]	132	121
Freddie Mac Pool #RA7938 5.00% 9/1/2052[9]	1,265	1,195
Freddie Mac Pool #QF1236 4.50% 10/1/2052[9]	1,284	1,180
Freddie Mac Pool #SD2465 4.50% 10/1/2052[9]	88	81
Freddie Mac Pool #SD8276 5.00% 12/1/2052[9]	6,564	6,202
Freddie Mac Pool #SD2716 5.00% 4/1/2053[9]	1,370	1,294
Freddie Mac Pool #RA8647 4.50% 5/1/2053[9]	89	82
American Funds Insurance Series — Page 102 of 274

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8329 5.00% 6/1/2053[9]	USD443	$418
Freddie Mac Pool #SD8331 5.50% 6/1/2053[9]	3,187	3,083
Freddie Mac Pool #RA9294 6.50% 6/1/2053[9]	797	804
Freddie Mac Pool #RA9292 6.50% 6/1/2053[9]	683	688
Freddie Mac Pool #RA9289 6.50% 6/1/2053[9]	647	655
Freddie Mac Pool #RA9288 6.50% 6/1/2053[9]	629	639
Freddie Mac Pool #RA9287 6.50% 6/1/2053[9]	432	439
Freddie Mac Pool #RA9290 6.50% 6/1/2053[9]	332	335
Freddie Mac Pool #RA9291 6.50% 6/1/2053[9]	236	238
Freddie Mac Pool #RA9295 6.50% 6/1/2053[9]	174	177
Freddie Mac Pool #SD8341 5.00% 7/1/2053[9]	5,598	5,286
Freddie Mac Pool #SD8342 5.50% 7/1/2053[9]	9,651	9,334
Freddie Mac, Series T041, Class 3A, 4.372% 7/25/2032[9,10]	174	161
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[9,10]	2,484	2,229
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[9,10]	1,067	961
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[9]	4,798	4,285
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[9,10]	4,748	4,237
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[9,10]	859	748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[9]	713	613
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[9]	1,642	1,514
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[9]	1,842	1,570
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[9]	8,639	7,875
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[9]	5,009	4,480
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[9]	1,979	1,851
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[9]	3,910	3,638
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[9]	2,455	2,214
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[9]	2,475	2,220
Government National Mortgage Assn. 2.00% 10/1/2053[9,11]	83,674	66,165
Government National Mortgage Assn. 2.50% 10/1/2053[9,11]	32,476	26,548
Government National Mortgage Assn. 3.00% 10/1/2053[9,11]	83,663	70,917
Government National Mortgage Assn. 3.50% 10/1/2053[9,11]	34,874	30,550
Government National Mortgage Assn. 4.00% 10/1/2053[9,11]	10,928	9,847
Government National Mortgage Assn. 4.50% 10/1/2053[9,11]	33,457	30,910
Government National Mortgage Assn. 4.00% 11/1/2053[9,11]	5,000	4,508
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[9]	429	389
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[9]	308	288
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[9]	184	171
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[9]	1,573	1,475
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[9]	445	418
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[9]	2,096	1,501
Uniform Mortgage-Backed Security 2.50% 10/1/2038[9,11]	638	562
Uniform Mortgage-Backed Security 3.50% 10/1/2053[9,11]	72,120	62,029
Uniform Mortgage-Backed Security 4.00% 10/1/2053[9,11]	198,976	177,166
Uniform Mortgage-Backed Security 4.50% 10/1/2053[9,11]	32,668	29,996
American Funds Insurance Series — Page 103 of 274

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.00% 10/1/2053[9,11]	USD22,576	$21,301
Uniform Mortgage-Backed Security 6.00% 10/1/2053[9,11]	38,229	37,730
Uniform Mortgage-Backed Security 6.50% 10/1/2053[9,11]	18,224	18,308
Uniform Mortgage-Backed Security 2.00% 11/1/2053[9,11]	170,914	130,175
Uniform Mortgage-Backed Security 2.50% 11/1/2053[9,11]	315,030	250,485
Uniform Mortgage-Backed Security 3.00% 11/1/2053[9,11]	72,159	59,765
Uniform Mortgage-Backed Security 3.50% 11/1/2053[9,11]	66,083	56,888
Uniform Mortgage-Backed Security 4.50% 11/1/2053[9,11]	101,341	93,083
Uniform Mortgage-Backed Security 5.00% 11/1/2053[9,11]	131,100	123,736
Uniform Mortgage-Backed Security 5.50% 11/1/2053[9,11]	109,170	105,481
Uniform Mortgage-Backed Security 6.00% 11/1/2053[9,11]	30,850	30,433
Uniform Mortgage-Backed Security 6.50% 11/1/2053[9,11]	12,700	12,751
		1,949,472
Commercial mortgage-backed securities 0.48%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[9]	2,909	2,351
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[9]	1,000	902
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[9]	2,960	2,337
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.036% 9/15/2034[6,9,10]	5,954	5,816
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[6,9,10]	4,505	4,389
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[6,9,10]	7,968	7,781
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.744% 10/15/2036[6,9,10]	5,968	5,781
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.117% 6/15/2038[6,9,10]	6,998	6,878
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.317% 6/15/2038[6,9,10]	1,263	1,233
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.547% 6/15/2038[6,9,10]	1,141	1,112
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.297% 11/15/2038[6,9,10]	5,254	5,160
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.322% 2/15/2039[6,9,10]	4,834	4,728
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[6,9,10]	3,606	3,518
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[9]	260	255
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[9]	4,735	4,552
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[9]	558	542
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[6,9]	3,677	3,672
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.527% 7/15/2038[6,9,10]	1,496	1,485
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.827% 7/15/2038[6,9,10]	1,366	1,351
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.147% 7/15/2038[6,9,10]	1,427	1,407
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[6,9]	3,795	2,901
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[6,9,10]	1,355	1,295
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[9]	2,489	2,003
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[6,9]	1,964	1,580
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[6,9]	868	649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[6,9,10]	523	371
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[6,9]	1,431	1,102
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[6,9,10]	1,325	1,307
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[6,9]	13,772	11,810
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.248% 4/15/2038[6,9,10]	3,644	3,597
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[9]	374	366
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[9]	292	285
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[6,9]	2,194	1,716
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.177% 11/15/2038[6,9,10]	4,808	4,723
American Funds Insurance Series — Page 104 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.332% 1/15/2039[6,9,10]	USD10,709	$10,441
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.121% 11/15/2027[6,9,10]	6,379	6,394
		115,790
Collateralized mortgage-backed obligations (privately originated) 0.13%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[6,9,10]	982	772
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[6,9,10]	880	869
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.065% 10/25/2041[6,9,10]	69	69
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[6,9]	4,068	3,647
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[9]	138	130
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[6,9]	1,990	2,053
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[6,9]	6,044	6,276
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.729% 10/25/2027[9,10]	139	140
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.465% 9/25/2042[6,9,10]	797	805
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[6,9]	4,113	3,602
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[6,9,10]	973	965
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[9]	293	277
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.284% 11/25/2055[6,9,10]	4,040	4,017
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[6,9,10]	2,687	2,041
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[6,9]	3,199	2,941
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[6,9,12]	3,436	3,418
		32,022
Total mortgage-backed obligations		2,097,284
Corporate bonds, notes & loans 6.74% Financials 1.66%
AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	4,891
AerCap Ireland Capital DAC 5.75% 6/6/2028	1,371	1,340
AerCap Ireland Capital DAC 3.00% 10/29/2028	4,501	3,861
AerCap Ireland Capital DAC 3.30% 1/30/2032	2,838	2,257
AerCap Ireland Capital DAC 3.85% 10/29/2041	1,970	1,399
AG Issuer, LLC 6.25% 3/1/2028[6]	4,470	4,179
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	1,072	1,080
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,12]	7,750	7,895
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]	2,100	1,882
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	2,295	1,990
Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,032
American International Group, Inc. 2.50% 6/30/2025	10,533	9,941
American International Group, Inc. 5.125% 3/27/2033	2,937	2,735
AmWINS Group, Inc. 4.875% 6/30/2029[6]	1,348	1,183
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]	1,250	1,114
Banco Santander, SA 2.746% 5/28/2025	1,200	1,130
Banco Santander, SA 5.147% 8/18/2025	1,400	1,371
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	2,428	2,029
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[12]	2,250	2,200
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[12]	1,565	1,387
American Funds Insurance Series — Page 105 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[12]	USD2,500	$2,512
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[12]	2,098	2,022
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	1,000	755
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[12]	7,000	6,444
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]	8,000	7,449
Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	477
Blackstone Private Credit Fund 7.05% 9/29/2025	2,510	2,515
Block, Inc. 3.50% 6/1/2031	2,325	1,829
Blue Owl Capital Corp. 4.00% 3/30/2025	102	97
Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,157
Blue Owl Capital Corp. II 4.625% 11/26/2024[6]	2,305	2,225
Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,155
Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,500	2,277
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,12]	3,062	2,730
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,12]	2,829	2,335
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[6,12]	400	314
BPCE 5.70% 10/22/2023[6]	2,250	2,248
BPCE 5.15% 7/21/2024[6]	3,710	3,652
BPCE 1.00% 1/20/2026[6]	3,000	2,684
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,12]	5,000	4,948
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,12]	271	255
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,12]	1,450	1,420
Castlelake Aviation Finance DAC 5.00% 4/15/2027[6]	3,370	3,082
Chubb INA Holdings, Inc. 3.35% 5/3/2026	880	835
Chubb INA Holdings, Inc. 4.35% 11/3/2045	400	329
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[12]	8,000	7,920
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[12]	3,254	2,727
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[12]	1,475	1,411
CME Group, Inc. 3.75% 6/15/2028	3,425	3,238
Coinbase Global, Inc. 3.375% 10/1/2028[6]	2,625	1,894
Coinbase Global, Inc. 3.625% 10/1/2031[6]	2,875	1,912
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	820	718
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	715	584
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,344
Corebridge Financial, Inc. 3.50% 4/4/2025	642	616
Corebridge Financial, Inc. 3.65% 4/5/2027	914	847
Corebridge Financial, Inc. 3.85% 4/5/2029	621	558
Corebridge Financial, Inc. 3.90% 4/5/2032	351	296
Corebridge Financial, Inc. 4.35% 4/5/2042	203	154
Corebridge Financial, Inc. 4.40% 4/5/2052	489	359
Crédit Agricole SA 4.375% 3/17/2025[6]	850	822
Credit Suisse AG 3.625% 9/9/2024	1,500	1,460
Credit Suisse AG 7.95% 1/9/2025	7,750	7,890
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,12]	6,000	5,912
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[12]	2,212	2,001
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[12]	1,338	1,348
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[12]	2,788	2,429
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[12]	6,650	5,806
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	2,100	2,089
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[12]	300	242
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[12]	784	584
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[12]	2,400	2,171
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[6,12]	7,750	7,727
American Funds Insurance Series — Page 106 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD302	$200
Fiserv, Inc. 3.50% 7/1/2029	471	420
Fiserv, Inc. 2.65% 6/1/2030	3,605	2,964
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[12]	2,198	1,941
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	4,000	3,568
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[12]	390	354
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[12]	2,323	1,816
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	2,000	1,357
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[6]	1,150	1,153
Hightower Holding, LLC 6.75% 4/15/2029[6]	870	748
HSBC Holdings PLC 4.25% 3/14/2024	3,000	2,974
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[12]	625	599
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[12]	1,500	1,320
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[12]	400	308
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[12]	8,862	8,668
Intercontinental Exchange, Inc. 2.65% 9/15/2040	7,425	4,867
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	1,730	1,689
Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	300	269
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[6,12]	4,600	4,640
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,12]	6,621	5,977
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[12]	250	248
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[12]	3,143	3,051
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[12]	2,975	2,648
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[12]	1,017	908
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[12]	383	336
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]	4,000	3,796
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	3,740	3,606
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[12]	3,025	2,296
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[12]	3,982	3,665
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[12]	13,532	12,840
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	1,222	1,091
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[12]	800	710
LPL Holdings, Inc. 4.625% 11/15/2027[6]	2,700	2,497
LPL Holdings, Inc. 4.375% 5/15/2031[6]	1,805	1,546
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	820	812
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,618
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	625
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	551
Mastercard, Inc. 4.875% 3/9/2028	3,246	3,224
Mastercard, Inc. 4.85% 3/9/2033	5,758	5,566
Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	1,600	1,517
MGIC Investment Corp. 5.25% 8/15/2028	1,175	1,095
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[12]	2,450	2,387
Morgan Stanley 3.125% 7/27/2026	325	302
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[12]	425	409
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]	4,458	4,291
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[12]	4,150	4,046
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[12]	2,500	2,323
American Funds Insurance Series — Page 107 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Nasdaq, Inc. 5.35% 6/28/2028	USD1,926	$1,892
Nasdaq, Inc. 5.55% 2/15/2034	4,870	4,651
Nasdaq, Inc. 5.95% 8/15/2053	1,938	1,812
Nasdaq, Inc. 6.10% 6/28/2063	411	383
Navient Corp. 6.125% 3/25/2024	8,030	7,994
Navient Corp. 5.875% 10/25/2024	1,005	990
Navient Corp. 6.75% 6/15/2026	300	290
Navient Corp. 5.50% 3/15/2029	6,480	5,451
New York Life Global Funding 2.35% 7/14/2026[6]	590	541
New York Life Global Funding 4.55% 1/28/2033[6]	1,263	1,159
Northwestern Mutual Global Funding 1.75% 1/11/2027[6]	2,500	2,214
Onemain Finance Corp. 6.125% 3/15/2024	1,275	1,272
OneMain Finance Corp. 3.875% 9/15/2028	756	608
Osaic Holdings, Inc. 10.75% 8/1/2027[6]	2,420	2,437
Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,694
Oxford Finance, LLC 6.375% 2/1/2027[6]	1,125	1,047
PayPal Holdings, Inc. 2.65% 10/1/2026	662	611
PayPal Holdings, Inc. 2.30% 6/1/2030	616	504
PNC Financial Services Group, Inc. 3.90% 4/29/2024	2,000	1,975
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	370
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	351
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	509
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,056
Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,717
Prudential Financial, Inc. 3.70% 3/13/2051	755	526
Rocket Mortgage, LLC 2.875% 10/15/2026[6]	2,110	1,860
Rocket Mortgage, LLC 3.625% 3/1/2029[6]	1,505	1,246
Royal Bank of Canada 1.15% 6/10/2025	4,711	4,358
Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	270	235
Starwood Property Trust, Inc. 5.50% 11/1/2023[6]	1,160	1,159
Starwood Property Trust, Inc. 4.375% 1/15/2027[6]	2,180	1,904
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,12]	2,800	2,633
Toronto-Dominion Bank (The) 2.65% 6/12/2024	625	611
Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,375	4,894
Toronto-Dominion Bank (The) 1.25% 9/10/2026	2,425	2,137
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,500	2,228
Travelers Companies, Inc. 4.00% 5/30/2047	860	664
U.S. Bancorp 2.375% 7/22/2026	4,000	3,653
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,12]	1,568	1,510
UBS Group AG 4.125% 9/24/2025[6]	2,750	2,637
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,12]	1,250	1,163
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,12,13]	800	725
UniCredit SpA 4.625% 4/12/2027[6]	625	591
Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[12]	8,000	7,555
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[12]	4,337	3,985
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[12]	7,372	6,895
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[12]	2,000	1,895
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[12]	2,149	1,684
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	3,000	2,829
American Funds Insurance Series — Page 108 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	USD3,325	$2,494
Westpac Banking Corp. 2.963% 11/16/2040	1,500	914
		401,050
Energy 0.79%
Antero Midstream Partners, LP 5.375% 6/15/2029[6]	2,170	1,989
Antero Resources Corp. 7.625% 2/1/2029[6]	955	969
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[6]	2,000	1,955
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	1,270	1,143
BP Capital Markets America, Inc. 2.772% 11/10/2050	681	402
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	897
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,291
Chesapeake Energy Corp. 5.50% 2/1/2026[6]	535	518
Chesapeake Energy Corp. 5.875% 2/1/2029[6]	2,240	2,110
Chord Energy Corp. 6.375% 6/1/2026[6]	1,945	1,909
CITGO Petroleum Corp. 8.375% 1/15/2029[6]	1,450	1,449
Civitas Resources, Inc. 5.00% 10/15/2026[6]	480	451
Civitas Resources, Inc. 8.375% 7/1/2028[6]	1,705	1,737
CNX Midstream Partners, LP 4.75% 4/15/2030[6]	1,055	879
CNX Resources Corp. 7.25% 3/14/2027[6]	1,725	1,704
CNX Resources Corp. 6.00% 1/15/2029[6]	2,675	2,502
CNX Resources Corp. 7.375% 1/15/2031[6]	553	543
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[6]	4,324	4,232
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[6]	1,215	1,187
Comstock Resources, Inc. 5.875% 1/15/2030[6]	450	390
ConocoPhillips Co. 3.80% 3/15/2052	2,000	1,453
ConocoPhillips Co. 5.30% 5/15/2053	1,015	934
ConocoPhillips Co. 5.55% 3/15/2054	1,914	1,821
Constellation Oil Services Holding SA 13.50% 6/30/2025[3,6]	1,120	1,120
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[14]	446	296
Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]	4,265	4,378
Diamond Foreign Asset Co. 8.50% 10/1/2030[6]	575	576
Diamondback Energy, Inc. 6.25% 3/15/2053	500	477
Enbridge Energy Partners, LP 7.50% 4/15/2038	300	316
Enbridge, Inc. 4.00% 10/1/2023	278	278
Enbridge, Inc. 2.50% 1/15/2025	300	287
Enbridge, Inc. 3.70% 7/15/2027	62	58
Energy Transfer, LP 4.50% 4/15/2024	1,210	1,200
Energy Transfer, LP 4.75% 1/15/2026	2,494	2,428
Energy Transfer, LP 5.00% 5/15/2050	1,869	1,468
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,482
Enterprise Products Operating, LLC 5.35% 1/31/2033	7,248	7,092
Enterprise Products Operating, LLC 4.90% 5/15/2046	500	426
EQM Midstream Partners, LP 4.125% 12/1/2026	686	636
EQM Midstream Partners, LP 6.50% 7/1/2027[6]	1,590	1,554
EQM Midstream Partners, LP 5.50% 7/15/2028	3,088	2,901
EQM Midstream Partners, LP 7.50% 6/1/2030[6]	642	645
EQM Midstream Partners, LP 4.75% 1/15/2031[6]	1,635	1,409
Equinor ASA 3.25% 11/10/2024	2,850	2,779
Equinor ASA 3.00% 4/6/2027	4,000	3,712
Equinor ASA 3.625% 9/10/2028	3,685	3,440
Equinor ASA 4.25% 11/23/2041	2,000	1,672
Exxon Mobil Corp. 2.019% 8/16/2024	643	625
American Funds Insurance Series — Page 109 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 2.44% 8/16/2029	USD1,963	$1,699
Exxon Mobil Corp. 3.452% 4/15/2051	1,000	701
Genesis Energy, LP 6.50% 10/1/2025	4,280	4,211
Genesis Energy, LP 6.25% 5/15/2026	1,805	1,732
Genesis Energy, LP 8.00% 1/15/2027	4,612	4,451
Genesis Energy, LP 7.75% 2/1/2028	470	446
Genesis Energy, LP 8.875% 4/15/2030	394	385
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028[6]	850	822
Hess Midstream Operations, LP 5.125% 6/15/2028[6]	1,975	1,819
Hess Midstream Operations, LP 4.25% 2/15/2030[6]	960	811
Hess Midstream Operations, LP 5.50% 10/15/2030[6]	400	364
Hilcorp Energy I, LP 6.00% 4/15/2030[6]	350	316
Hilcorp Energy I, LP 6.00% 2/1/2031[6]	460	406
Jonah Energy, LLC 12.00% 11/5/2025[3]	707	707
Kinder Morgan, Inc. 5.20% 6/1/2033	8,803	8,148
Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,054
Marathon Oil Corp. 4.40% 7/15/2027	1,005	946
MPLX, LP 4.125% 3/1/2027	500	473
MPLX, LP 2.65% 8/15/2030	4,273	3,453
MPLX, LP 4.50% 4/15/2038	750	608
MPLX, LP 4.70% 4/15/2048	1,101	836
Nabors Industries, Ltd. 7.25% 1/15/2026[6]	125	121
New Fortress Energy, Inc. 6.75% 9/15/2025[6]	1,460	1,395
New Fortress Energy, Inc. 6.50% 9/30/2026[6]	5,140	4,738
NGL Energy Operating, LLC 7.50% 2/1/2026[6]	14,165	14,022
NGL Energy Partners, LP 6.125% 3/1/2025	3,922	3,855
Noble Finance II, LLC 8.00% 4/15/2030[6]	175	177
Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	605	610
ONEOK, Inc. 5.55% 11/1/2026	989	983
ONEOK, Inc. 5.65% 11/1/2028	1,279	1,263
ONEOK, Inc. 5.80% 11/1/2030	384	376
ONEOK, Inc. 6.05% 9/1/2033	2,855	2,806
ONEOK, Inc. 6.625% 9/1/2053	6,500	6,372
Parkland Corp. 4.625% 5/1/2030[6]	1,035	884
Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,600
Petroleos Mexicanos 5.35% 2/12/2028	1,870	1,523
Pioneer Natural Resources Co. 2.15% 1/15/2031	1,669	1,318
Plains All American Pipeline, LP 3.80% 9/15/2030	113	97
Range Resources Corp. 8.25% 1/15/2029	810	831
Range Resources Corp. 4.75% 2/15/2030[6]	1,670	1,484
Rockies Express Pipeline, LLC 4.95% 7/15/2029[6]	2,689	2,398
Southwestern Energy Co. 8.375% 9/15/2028	395	408
Southwestern Energy Co. 5.375% 2/1/2029	1,355	1,249
Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,774
Southwestern Energy Co. 4.75% 2/1/2032	960	825
Sunoco, LP 7.00% 9/15/2028[6]	1,675	1,654
Sunoco, LP 4.50% 5/15/2029	1,050	923
Sunoco, LP 4.50% 4/30/2030	1,255	1,088
TotalEnergies Capital International SA 2.986% 6/29/2041	88	61
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,022
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	535
TransCanada Pipelines, Ltd. 4.75% 5/15/2038	2,000	1,672
TransCanada Pipelines, Ltd. 4.875% 5/15/2048	700	565
American Funds Insurance Series — Page 110 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Valero Energy Corp. 4.00% 4/1/2029	USD4,000	$3,708
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	840	690
Venture Global LNG, Inc. 8.375% 6/1/2031[6]	3,905	3,843
Weatherford International, Ltd. 6.50% 9/15/2028[6]	2,380	2,383
Weatherford International, Ltd. 8.625% 4/30/2030[6]	8,825	8,900
Williams Companies, Inc. 3.50% 11/15/2030	1,094	944
		191,211
Consumer discretionary 0.74%
Acushnet Co. 7.375% 10/15/2028[6]	400	404
Advance Auto Parts, Inc. 3.90% 4/15/2030	813	660
Advance Auto Parts, Inc. 3.50% 3/15/2032	458	343
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	391
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	664
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	154
Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	1,660	1,386
Amazon.com, Inc. 2.70% 6/3/2060	2,765	1,567
American Honda Finance Corp. 3.50% 2/15/2028	750	695
Asbury Automotive Group, Inc. 4.625% 11/15/2029[6]	2,115	1,819
Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	1,065	886
Caesars Entertainment, Inc. 6.25% 7/1/2025[6]	2,815	2,779
Carnival Corp. 5.75% 3/1/2027[6]	4,525	4,100
Carnival Corp. 4.00% 8/1/2028[6]	3,875	3,363
Carnival Corp. 6.00% 5/1/2029[6]	775	662
Carnival Corp. 7.00% 8/15/2029[6]	365	360
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[6]	2,437	2,416
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[6]	2,000	1,932
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[6]	1,783	1,760
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[6]	2,400	2,145
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	450	421
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]	604	589
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	1,350	1,147
Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	3,580	3,038
Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	1,790	1,461
Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,855	3,735
Ford Motor Credit Co., LLC 6.95% 3/6/2026	5,165	5,161
Ford Motor Credit Co., LLC 4.542% 8/1/2026	2,455	2,307
Ford Motor Credit Co., LLC 2.70% 8/10/2026	2,110	1,885
Ford Motor Credit Co., LLC 2.90% 2/16/2028	255	217
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,845	2,844
Ford Motor Credit Co., LLC 7.20% 6/10/2030	15,660	15,758
Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,601
Gap, Inc. 3.625% 10/1/2029[6]	486	360
Gap, Inc. 3.875% 10/1/2031[6]	323	227
General Motors Financial Co., Inc. 5.40% 4/6/2026	7,750	7,592
General Motors Financial Co., Inc. 2.35% 2/26/2027	783	691
Hanesbrands, Inc. 4.875% 5/15/2026[6]	2,700	2,478
Hanesbrands, Inc. 9.00% 2/15/2031[6]	370	353
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	1,885	1,586
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[6]	3,580	3,110
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,523
Home Depot, Inc. 3.90% 12/6/2028	825	779
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,047
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,331
American Funds Insurance Series — Page 111 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 4.25% 4/1/2046	USD2,000	$1,607
Home Depot, Inc. 4.50% 12/6/2048	428	359
Hyundai Capital America 1.00% 9/17/2024[6]	3,025	2,883
Hyundai Capital America 1.50% 6/15/2026[6]	850	755
Hyundai Capital America 1.65% 9/17/2026[6]	3,075	2,715
Hyundai Capital America 2.375% 10/15/2027[6]	2,579	2,235
Hyundai Capital America 2.10% 9/15/2028[6]	3,075	2,554
International Game Technology PLC 5.25% 1/15/2029[6]	5,490	5,065
KB Home 7.25% 7/15/2030	1,295	1,274
Kontoor Brands, Inc. 4.125% 11/15/2029[6]	910	753
LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	590	502
LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	765	744
Light and Wonder International, Inc. 7.00% 5/15/2028[6]	750	738
Light and Wonder International, Inc. 7.25% 11/15/2029[6]	2,240	2,198
Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	775	726
Lithia Motors, Inc. 3.875% 6/1/2029[6]	2,900	2,447
Lithia Motors, Inc. 4.375% 1/15/2031[6]	1,025	849
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,151
Marriott International, Inc. 2.75% 10/15/2033	2,500	1,888
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	620	520
McDonald’s Corp. 4.60% 9/9/2032	716	674
McDonald’s Corp. 4.95% 8/14/2033	559	533
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[6]	1,710	1,500
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[6]	1,500	1,492
NCL Corp., Ltd. 5.875% 2/15/2027[6]	2,450	2,332
NCL Corp., Ltd. 7.75% 2/15/2029[6]	1,375	1,278
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	1,345	1,264
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.821% 7/15/2025[6,10,13,15]	780	105
Party City Holdings, Inc. 8.75% 2/15/2026[6,15]	3,440	533
Party City Holdings, Inc., Term Loan DIP, 15.31% 11/16/2023[10,16]	732	758
Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,159
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]	3,120	2,864
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]	4,520	4,188
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	650	597
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	1,408	1,462
Sally Holdings, LLC 5.625% 12/1/2025	2,705	2,639
Sands China, Ltd. 5.375% 8/8/2025	1,302	1,262
Sands China, Ltd. 2.55% 3/8/2027	2,075	1,802
Sonic Automotive, Inc. 4.625% 11/15/2029[6]	3,035	2,520
Sonic Automotive, Inc. 4.875% 11/15/2031[6]	1,325	1,056
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	2,200	1,915
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,500	2,475
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	2,150	1,659
Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	2,000	1,971
Tempur Sealy International, Inc. 4.00% 4/15/2029[6]	850	710
Toyota Motor Credit Corp. 0.80% 1/9/2026	429	387
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,243
Travel + Leisure Co. 4.50% 12/1/2029[6]	2,100	1,764
Travel + Leisure Co. 4.625% 3/1/2030[6]	1,300	1,096
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[6]	3,770	3,762
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]	3,845	3,750
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[6]	2,255	2,027
		177,467
American Funds Insurance Series — Page 112 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.67%	Principal amount (000)	Value (000)
AbbVie, Inc. 3.80% 3/15/2025	USD206	$200
AbbVie, Inc. 2.95% 11/21/2026	1,445	1,342
AdaptHealth, LLC 6.125% 8/1/2028[6]	160	138
AdaptHealth, LLC 4.625% 8/1/2029[6]	1,035	796
AdaptHealth, LLC 5.125% 3/1/2030[6]	555	431
Amgen, Inc. 5.25% 3/2/2030	2,638	2,578
Amgen, Inc. 5.25% 3/2/2033	1,243	1,189
Amgen, Inc. 5.60% 3/2/2043	1,500	1,395
Amgen, Inc. 5.65% 3/2/2053	878	822
Amgen, Inc. 4.40% 2/22/2062	1,697	1,259
Amgen, Inc. 5.75% 3/2/2063	1,500	1,385
AstraZeneca Finance, LLC 1.20% 5/28/2026	2,962	2,662
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,603
AstraZeneca Finance, LLC 2.25% 5/28/2031	742	598
AstraZeneca PLC 3.375% 11/16/2025	1,140	1,094
Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	6,275	5,567
Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	7,450	4,249
Baxter International, Inc. 1.322% 11/29/2024	7,109	6,732
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,182
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,683
Bayer US Finance II, LLC 3.875% 12/15/2023[6]	1,685	1,678
Becton, Dickinson and Co. 3.363% 6/6/2024	198	195
Boston Scientific Corp. 3.45% 3/1/2024	313	310
Centene Corp. 4.25% 12/15/2027	565	521
Centene Corp. 2.45% 7/15/2028	1,325	1,121
Centene Corp. 4.625% 12/15/2029	1,265	1,141
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[6]	1,960	1,684
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[6]	3,675	2,798
CVS Health Corp. 5.00% 1/30/2029	3,831	3,707
CVS Health Corp. 5.30% 6/1/2033	4,018	3,808
CVS Health Corp. 5.875% 6/1/2053	1,250	1,157
Elevance Health, Inc. 2.375% 1/15/2025	818	782
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,390
Elevance Health, Inc. 4.75% 2/15/2033	811	755
Elevance Health, Inc. 5.125% 2/15/2053	344	304
Eli Lilly and Co. 3.375% 3/15/2029	1,353	1,246
Eli Lilly and Co. 4.70% 2/27/2033	1,543	1,486
Eli Lilly and Co. 4.875% 2/27/2053	447	411
Gilead Sciences, Inc. 5.25% 10/15/2033	6,142	5,993
Gilead Sciences, Inc. 5.55% 10/15/2053	5,288	5,088
HCA, Inc. 3.375% 3/15/2029	804	705
HCA, Inc. 3.625% 3/15/2032	1,000	829
HCA, Inc. 4.375% 3/15/2042	1,500	1,149
HCA, Inc. 4.625% 3/15/2052	1,450	1,090
Jazz Securities DAC 4.375% 1/15/2029[6]	1,975	1,724
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,119
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	3,729
Merck & Co., Inc. 1.90% 12/10/2028	600	512
Merck & Co., Inc. 2.75% 12/10/2051	1,103	667
Molina Healthcare, Inc. 3.875% 11/15/2030[6]	2,899	2,403
Molina Healthcare, Inc. 3.875% 5/15/2032[6]	3,855	3,097
Novant Health, Inc. 3.168% 11/1/2051	3,750	2,420
Novartis Capital Corp. 1.75% 2/14/2025	1,250	1,190
Novartis Capital Corp. 2.00% 2/14/2027	2,386	2,159
American Funds Insurance Series — Page 113 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Owens & Minor, Inc. 4.50% 3/31/2029[6]	USD5,065	$4,173
Owens & Minor, Inc. 6.625% 4/1/2030[6]	1,495	1,329
Par Pharmaceutical, Inc. 7.50% 4/1/2027[6]	9,648	6,888
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,750	1,688
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,750	1,678
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	503	476
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,500	1,378
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[10,16]	2,934	2,226
RP Escrow Issuer, LLC 5.25% 12/15/2025[6]	2,080	1,512
Summa Health 3.511% 11/15/2051	1,655	1,074
Tenet Healthcare Corp. 4.875% 1/1/2026	8,225	7,888
Tenet Healthcare Corp. 4.25% 6/1/2029	2,060	1,775
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	3,753	3,738
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	17,790	15,871
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,995	7,236
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	3,550	2,227
		161,430
Communication services 0.66%
Alphabet, Inc. 1.998% 8/15/2026	500	460
Alphabet, Inc. 1.90% 8/15/2040	375	235
Alphabet, Inc. 2.25% 8/15/2060	265	142
AT&T, Inc. 5.40% 2/15/2034	7,076	6,625
AT&T, Inc. 3.50% 9/15/2053	5,140	3,179
CCO Holdings, LLC 4.75% 3/1/2030[6]	2,500	2,102
CCO Holdings, LLC 4.50% 8/15/2030[6]	3,500	2,877
CCO Holdings, LLC 4.25% 2/1/2031[6]	3,875	3,088
CCO Holdings, LLC 4.75% 2/1/2032[6]	2,150	1,722
CCO Holdings, LLC 4.50% 5/1/2032	2,710	2,130
Charter Communications Operating, LLC 4.908% 7/23/2025	500	489
Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	2,806
Comcast Corp. 2.35% 1/15/2027	4,000	3,625
Comcast Corp. 4.80% 5/15/2033	2,416	2,268
Comcast Corp. 2.887% 11/1/2051	2,571	1,516
Comcast Corp. 5.35% 5/15/2053	1,490	1,360
CSC Holdings, LLC 3.375% 2/15/2031[6]	1,875	1,280
DIRECTV Financing, LLC 5.875% 8/15/2027[6]	3,655	3,236
DISH DBS Corp. 5.875% 11/15/2024	3,350	3,123
DISH Network Corp. 11.75% 11/15/2027[6]	5,000	5,045
Embarq Corp. 7.995% 6/1/2036	7,384	4,171
Fox Corp. 4.03% 1/25/2024	1,120	1,112
Frontier Communications Holdings, LLC 5.875% 10/15/2027[6]	1,565	1,425
Frontier Communications Holdings, LLC 5.00% 5/1/2028[6]	7,210	6,165
Frontier Communications Holdings, LLC 6.75% 5/1/2029[6]	4,400	3,391
Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,850	1,353
Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]	1,900	1,392
Frontier Communications Holdings, LLC 8.75% 5/15/2030[6]	1,100	1,046
Gray Escrow II, Inc. 5.375% 11/15/2031[6]	4,275	2,803
Gray Television, Inc. 5.875% 7/15/2026[6]	975	877
Gray Television, Inc. 4.75% 10/15/2030[6]	1,850	1,228
Intelsat Jackson Holdings SA 6.50% 3/15/2030[6]	2,891	2,571
Ligado Networks, LLC 15.50% PIK 11/1/2023[6,14]	5,838	2,109
Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[3,14,16]	398	398
Live Nation Entertainment, Inc. 3.75% 1/15/2028[6]	1,350	1,195
American Funds Insurance Series — Page 114 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	USD3,205	$2,592
Netflix, Inc. 4.875% 4/15/2028	1,250	1,213
Netflix, Inc. 5.875% 11/15/2028	2,175	2,193
Netflix, Inc. 6.375% 5/15/2029	50	52
Netflix, Inc. 5.375% 11/15/2029[6]	25	24
News Corp. 3.875% 5/15/2029[6]	875	753
News Corp. 5.125% 2/15/2032[6]	550	481
Nexstar Media, Inc. 4.75% 11/1/2028[6]	3,950	3,274
SBA Tower Trust 1.631% 11/15/2026[6]	8,707	7,540
Scripps Escrow II, Inc. 3.875% 1/15/2029[6]	2,325	1,751
Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	3,575	3,055
Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	950	762
Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	1,975	1,498
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	123	121
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,128
Tencent Holdings, Ltd. 2.39% 6/3/2030	566	454
T-Mobile USA, Inc. 1.50% 2/15/2026	500	454
T-Mobile USA, Inc. 2.05% 2/15/2028	325	280
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,862
T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,846
T-Mobile USA, Inc. 5.05% 7/15/2033	4,000	3,713
T-Mobile USA, Inc. 5.75% 1/15/2054	2,000	1,845
T-Mobile USA, Inc. 6.00% 6/15/2054	4,666	4,451
Univision Communications, Inc. 6.625% 6/1/2027[6]	6,300	5,874
Univision Communications, Inc. 4.50% 5/1/2029[6]	3,475	2,833
Univision Communications, Inc. 7.375% 6/30/2030[6]	225	206
Verizon Communications, Inc. 2.55% 3/21/2031	410	327
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,247
Verizon Communications, Inc. 5.05% 5/9/2033	3,696	3,455
Verizon Communications, Inc. 2.875% 11/20/2050	2,453	1,419
Virgin Media Secured Finance PLC 4.50% 8/15/2030[6]	2,115	1,750
VMED O2 UK Financing I PLC 4.25% 1/31/2031[6]	4,525	3,608
VMED O2 UK Financing I PLC 4.75% 7/15/2031[6]	225	182
Vodafone Group PLC 4.25% 9/17/2050	4,350	3,157
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,673
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	940
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,279
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,754	1,490
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	500	387
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,115
Ziggo Bond Co. BV 5.125% 2/28/2030[6]	1,450	1,083
Ziggo BV 4.875% 1/15/2030[6]	725	592
		158,503
Industrials 0.58%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[6]	921	901
Allison Transmission, Inc. 3.75% 1/30/2031[6]	3,445	2,788
Avis Budget Car Rental, LLC 5.75% 7/15/2027[6]	1,025	967
Avis Budget Car Rental, LLC 5.375% 3/1/2029[6]	2,450	2,180
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[6]	1,587	1,554
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[6]	1,126	1,059
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[6]	1,975	1,855
Boeing Co. 4.875% 5/1/2025	946	930
Boeing Co. 3.10% 5/1/2026	251	235
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 3.25% 2/1/2028	USD2,000	$1,805
Boeing Co. 5.15% 5/1/2030	1,100	1,051
Boeing Co. 3.60% 5/1/2034	2,500	2,024
Boeing Co. 5.805% 5/1/2050	2,500	2,266
Bombardier, Inc. 7.125% 6/15/2026[6]	4,100	3,976
Bombardier, Inc. 7.875% 4/15/2027[6]	8,570	8,370
Brink’s Co. (The) 4.625% 10/15/2027[6]	2,385	2,179
BWX Technologies, Inc. 4.125% 4/15/2029[6]	1,025	900
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,237
Canadian Pacific Railway Co. 3.10% 12/2/2051	829	519
Chart Industries, Inc. 7.50% 1/1/2030[6]	1,347	1,356
Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	590	511
Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	520	444
CoreLogic, Inc. 4.50% 5/1/2028[6]	6,075	4,618
Covanta Holding Corp. 4.875% 12/1/2029[6]	1,035	851
CSX Corp. 4.25% 3/15/2029	1,062	1,007
CSX Corp. 2.50% 5/15/2051	1,125	629
Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,567
Honeywell International, Inc. 1.35% 6/1/2025	5,947	5,568
Honeywell International, Inc. 2.70% 8/15/2029	1,470	1,285
Icahn Enterprises, LP 4.75% 9/15/2024	2,090	2,015
Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,043
Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,221
KKR Apple Bidco, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.316% 9/22/2028[10,16]	731	732
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,356
L3Harris Technologies, Inc. 5.60% 7/31/2053	3,945	3,692
Lockheed Martin Corp. 5.10% 11/15/2027	951	946
Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,814
Lockheed Martin Corp. 5.25% 1/15/2033	4,742	4,688
Lockheed Martin Corp. 4.75% 2/15/2034	7,750	7,341
Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,847
LSC Communications, Inc. 8.75% 10/15/2023[3,6,15]	4,063	12
Masco Corp. 1.50% 2/15/2028	774	650
Masco Corp. 2.00% 2/15/2031	497	381
Masco Corp. 3.125% 2/15/2051	230	134
Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	1,650	1,636
Norfolk Southern Corp. 4.45% 3/1/2033	654	598
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,707
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,783
Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,756
Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,207
Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,919
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]	311	316
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	195	168
Rolls-Royce PLC 5.75% 10/15/2027[6]	1,940	1,874
RTX Corp. 3.95% 8/16/2025	3,155	3,054
RTX Corp. 5.00% 2/27/2026	779	770
RTX Corp. 4.125% 11/16/2028	1,075	1,003
RTX Corp. 5.15% 2/27/2033	2,669	2,529
RTX Corp. 5.375% 2/27/2053	3,950	3,579
Spirit AeroSystems, Inc. 7.50% 4/15/2025[6]	650	638
Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	2,297	2,340
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[6]	2,000	1,835
American Funds Insurance Series — Page 116 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
TransDigm, Inc. 6.25% 3/15/2026[6]	USD2,476	$2,435
TransDigm, Inc. 5.50% 11/15/2027	2,200	2,062
Triumph Group, Inc. 7.75% 8/15/2025	2,375	2,259
Triumph Group, Inc. 9.00% 3/15/2028[6]	2,477	2,452
Union Pacific Corp. 2.40% 2/5/2030	2,414	2,022
Union Pacific Corp. 2.95% 3/10/2052	1,000	617
Union Pacific Corp. 3.839% 3/20/2060	546	384
Union Pacific Corp. 3.799% 4/6/2071	545	369
United Airlines, Inc. 4.375% 4/15/2026[6]	975	903
United Airlines, Inc. 4.625% 4/15/2029[6]	2,225	1,915
United Rentals (North America), Inc. 3.875% 2/15/2031	2,785	2,320
United Rentals (North America), Inc. 3.75% 1/15/2032	215	174
XPO, Inc. 7.125% 6/1/2031[6]	800	789
		138,917
Materials 0.45%
Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	943	835
Anglo American Capital PLC 2.25% 3/17/2028[6]	484	414
Anglo American Capital PLC 2.625% 9/10/2030[6]	2,500	1,999
Anglo American Capital PLC 3.95% 9/10/2050[6]	1,281	873
ATI, Inc. 4.875% 10/1/2029	710	626
ATI, Inc. 5.125% 10/1/2031	1,110	962
Avient Corp. 7.125% 8/1/2030[6]	855	841
Ball Corp. 6.875% 3/15/2028	1,415	1,425
Ball Corp. 3.125% 9/15/2031	3,520	2,762
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	2,250	2,199
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	1,610	1,531
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	2,250	2,173
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	977	936
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	935	765
Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,453
Celanese US Holdings, LLC 6.55% 11/15/2030	4,291	4,202
Celanese US Holdings, LLC 6.70% 11/15/2033	2,306	2,246
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	9,000	8,578
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[6]	2,525	2,202
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[6]	1,775	1,661
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	775	661
CVR Partners, LP 6.125% 6/15/2028[6]	745	670
Dow Chemical Co. (The) 3.60% 11/15/2050	1,328	893
First Quantum Minerals, Ltd. 7.50% 4/1/2025[6]	9,004	8,998
First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]	4,400	4,276
First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	4,740	4,554
FXI Holdings, Inc. 12.25% 11/15/2026[6]	4,517	4,123
FXI Holdings, Inc. 12.25% 11/15/2026[6]	2,181	2,004
Glencore Funding, LLC 4.125% 3/12/2024[6]	945	937
INEOS Finance PLC 6.75% 5/15/2028[6]	1,985	1,859
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]	5,400	4,489
Kaiser Aluminum Corp. 4.625% 3/1/2028[6]	2,495	2,182
Linde, Inc. 1.10% 8/10/2030	2,938	2,259
LSB Industries, Inc. 6.25% 10/15/2028[6]	860	780
LYB International Finance III, LLC 2.25% 10/1/2030	1,198	954
LYB International Finance III, LLC 4.20% 5/1/2050	1,186	837
LYB International Finance III, LLC 3.625% 4/1/2051	2,537	1,619
Methanex Corp. 5.125% 10/15/2027	6,305	5,823
American Funds Insurance Series — Page 117 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources, Ltd. 9.25% 10/1/2028[6]	USD945	$956
Mineral Resources, Ltd. 8.50% 5/1/2030[6]	1,525	1,498
Mosaic Co. 4.05% 11/15/2027	1,050	986
Nova Chemicals Corp. 4.25% 5/15/2029[6]	1,875	1,461
Novelis Corp. 3.875% 8/15/2031[6]	1,115	892
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	3,485	3,079
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]	1,230	1,056
Sherwin-Williams Co. 3.125% 6/1/2024	275	270
Sherwin-Williams Co. 3.80% 8/15/2049	5,208	3,683
SNF Group SA 3.375% 3/15/2030[6]	600	485
South32 Treasury, Ltd. 4.35% 4/14/2032[6]	1,527	1,289
Venator Finance SARL 9.50% 7/1/2025[6,15]	1,825	776
Venator Finance SARL 5.75% 7/15/2025[6,15]	5,845	285
Venator Finance SARL, Term Loan, 15.05% 10/16/2023[10,16]	1,698	1,774
Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	1,715	1,723
Westlake Corp. 4.375% 11/15/2047	500	367
		109,181
Real estate 0.35%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	301
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,132
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,619
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,106
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	2,902
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	321
American Tower Corp. 1.45% 9/15/2026	2,369	2,090
American Tower Corp. 3.55% 7/15/2027	1,425	1,310
American Tower Corp. 3.60% 1/15/2028	1,000	908
American Tower Corp. 1.50% 1/31/2028	2,500	2,074
American Tower Corp. 2.30% 9/15/2031	1,500	1,139
American Tower Corp. 2.95% 1/15/2051	2,000	1,130
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	1,265	916
Boston Properties, LP 3.65% 2/1/2026	714	670
Boston Properties, LP 2.75% 10/1/2026	325	292
Boston Properties, LP 2.55% 4/1/2032	208	150
Boston Properties, LP 6.50% 1/15/2034	2,223	2,121
Essex Portfolio, LP 3.875% 5/1/2024	1,000	986
Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,578
Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,048
GLP Capital, LP 3.35% 9/1/2024	1,263	1,228
Host Hotels & Resorts, LP 4.50% 2/1/2026	355	341
Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,450	1,279
Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	1,860	1,490
Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,350	2,574
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,779
Iron Mountain, Inc. 5.25% 7/15/2030[6]	3,785	3,311
Iron Mountain, Inc. 4.50% 2/15/2031[6]	2,650	2,183
Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,780	2,906
Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,990	1,487
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	1,653
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[6]	3,842	3,364
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[6]	465	376
Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	2,280	1,932
Prologis, LP 4.875% 6/15/2028	2,357	2,299
American Funds Insurance Series — Page 118 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, LP 4.75% 6/15/2033	USD4,359	$4,021
Prologis, LP 5.125% 1/15/2034	2,000	1,891
Prologis, LP 5.25% 6/15/2053	1,365	1,229
Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,134
Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,718
Public Storage Operating Co. 2.30% 5/1/2031	719	575
RHP Hotel Properties, LP 4.50% 2/15/2029[6]	1,300	1,116
RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	1,240	1,017
Scentre Group Trust 1 3.50% 2/12/2025[6]	3,075	2,967
Scentre Group Trust 1 3.25% 10/28/2025[6]	1,000	945
Scentre Group Trust 1 3.75% 3/23/2027[6]	2,430	2,264
Service Properties Trust 4.35% 10/1/2024	1,000	960
Service Properties Trust 4.50% 3/15/2025	1,385	1,298
Service Properties Trust 4.75% 10/1/2026	720	618
Service Properties Trust 5.50% 12/15/2027	655	561
Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,533
Sun Communities Operating, LP 2.70% 7/15/2031	876	675
UDR, Inc. 2.95% 9/1/2026	760	704
		83,221
Consumer staples 0.30%
7-Eleven, Inc. 0.80% 2/10/2024[6]	1,700	1,668
7-Eleven, Inc. 0.95% 2/10/2026[6]	825	738
7-Eleven, Inc. 1.30% 2/10/2028[6]	2,500	2,091
Albertsons Companies, Inc. 3.50% 3/15/2029[6]	1,230	1,050
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	402	381
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,127
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,500	1,269
BAT Capital Corp. 3.215% 9/6/2026	3,323	3,084
BAT Capital Corp. 6.343% 8/2/2030	1,191	1,174
BAT Capital Corp. 6.421% 8/2/2033	3,040	2,957
BAT Capital Corp. 7.079% 8/2/2043	3,825	3,672
BAT Capital Corp. 4.54% 8/15/2047	940	648
BAT Capital Corp. 7.081% 8/2/2053	4,250	4,019
BAT International Finance PLC 5.931% 2/2/2029	5,376	5,280
Central Garden & Pet Co. 4.125% 4/30/2031[6]	1,395	1,139
Coca-Cola Co. 1.00% 3/15/2028	940	794
Conagra Brands, Inc. 1.375% 11/1/2027	4,615	3,864
Constellation Brands, Inc. 3.60% 2/15/2028	625	575
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,160
Coty, Inc. 4.75% 1/15/2029[6]	1,680	1,517
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	2,990	2,730
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	2,210	1,892
PepsiCo, Inc. 2.625% 10/21/2041	5,000	3,406
PepsiCo, Inc. 3.625% 3/19/2050	777	585
PepsiCo, Inc. 2.75% 10/21/2051	1,723	1,079
Philip Morris International, Inc. 2.875% 5/1/2024	788	775
Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,945
Philip Morris International, Inc. 4.875% 2/13/2026	1,160	1,141
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,011
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	5,816
Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,466
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	3,997
Post Holdings, Inc. 4.625% 4/15/2030[6]	2,886	2,475
American Funds Insurance Series — Page 119 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Prestige Brands, Inc. 3.75% 4/1/2031[6]	USD1,115	$899
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,684
Simmons Foods, Inc. 4.625% 3/1/2029[6]	560	460
		72,568
Information technology 0.30%
Adobe, Inc. 1.90% 2/1/2025	366	350
Analog Devices, Inc. 1.70% 10/1/2028	1,286	1,085
Analog Devices, Inc. 2.10% 10/1/2031	1,212	958
Analog Devices, Inc. 2.80% 10/1/2041	1,461	976
Analog Devices, Inc. 2.95% 10/1/2051	1,955	1,222
Broadcom, Inc. 1.95% 2/15/2028[6]	1,407	1,200
Broadcom, Inc. 2.60% 2/15/2033[6]	2,524	1,883
Broadcom, Inc. 3.469% 4/15/2034[6]	193	152
CommScope Technologies, LLC 5.00% 3/15/2027[6]	1,375	783
CommScope, Inc. 6.00% 3/1/2026[6]	3,600	3,365
CommScope, Inc. 8.25% 3/1/2027[6]	967	668
CommScope, Inc. 7.125% 7/1/2028[6]	908	545
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[10,15,16]	549	99
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[6,10,16]	20,375	20,465
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[4,10,16]	2,647	2,647
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[4,10,16]	58	58
Gartner, Inc. 4.50% 7/1/2028[6]	650	594
Hughes Satellite Systems Corp. 5.25% 8/1/2026	2,300	2,071
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,403	2,915
Intel Corp. 5.20% 2/10/2033	4,750	4,601
Intel Corp. 5.70% 2/10/2053	3,250	3,050
Intuit, Inc. 0.95% 7/15/2025	1,530	1,411
Intuit, Inc. 1.35% 7/15/2027	1,395	1,208
Microsoft Corp. 2.921% 3/17/2052	4,814	3,161
NCR Atleos Escrow Corp. 9.50% 4/1/2029[6]	2,694	2,608
NCR Corp. 5.125% 4/15/2029[6]	1,650	1,455
Oracle Corp. 3.60% 4/1/2050	2,794	1,809
Oracle Corp. 5.55% 2/6/2053	2,556	2,241
Synaptics, Inc. 4.00% 6/15/2029[6]	875	723
Unisys Corp. 6.875% 11/1/2027[6]	725	544
Viasat, Inc. 5.625% 9/15/2025[6]	825	763
Viasat, Inc. 5.625% 4/15/2027[6]	225	195
Viasat, Inc. 6.50% 7/15/2028[6]	1,275	885
Viasat, Inc. 7.50% 5/30/2031[6]	5,272	3,489
Viavi Solutions, Inc. 3.75% 10/1/2029[6]	725	590
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,4,12]	1,005	922
		71,691
Utilities 0.24%
Ameren Corp. 2.50% 9/15/2024	969	938
Calpine Corp. 3.75% 3/1/2031[6]	1,975	1,593
Commonwealth Edison Co. 4.35% 11/15/2045	1,085	861
Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,875
Duke Energy Carolinas, LLC 3.95% 11/15/2028	900	845
American Funds Insurance Series — Page 120 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Indiana, LLC 3.25% 10/1/2049	USD1,225	$781
Duke Energy Progress, LLC 3.70% 10/15/2046	457	319
Duke Energy Progress, LLC 2.50% 8/15/2050	202	111
Duke Energy Progress, LLC 2.90% 8/15/2051	91	54
Edison International 3.55% 11/15/2024	2,200	2,139
EDP Finance BV 3.625% 7/15/2024[6]	4,100	4,018
Electricité de France SA 6.25% 5/23/2033[6]	1,275	1,278
Electricité de France SA 4.75% 10/13/2035[6]	1,250	1,085
Electricité de France SA 4.875% 9/21/2038[6]	2,750	2,240
Electricité de France SA 5.60% 1/27/2040	525	471
Electricité de France SA 6.90% 5/23/2053[6]	650	646
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,12]	1,475	1,540
Emera US Finance, LP 3.55% 6/15/2026	320	301
Enel Américas SA 4.00% 10/25/2026	245	228
Entergy Corp. 2.80% 6/15/2030	3,325	2,761
Eversource Energy 3.80% 12/1/2023	2,730	2,720
FirstEnergy Corp. 3.40% 3/1/2050	2,250	1,401
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	675	586
MidAmerican Energy Co. 5.35% 1/15/2034	500	494
MidAmerican Energy Co. 5.85% 9/15/2054	875	864
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	107
Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,240
Pacific Gas and Electric Co. 3.30% 8/1/2040	100	64
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	746
PacifiCorp 4.125% 1/15/2049	4,000	2,819
PG&E Corp. 5.00% 7/1/2028	3,750	3,401
PG&E Corp. 5.25% 7/1/2030	3,400	2,959
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	394
Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,599
Southern California Edison Co. 2.85% 8/1/2029	4,450	3,844
Southern California Edison Co. 6.00% 1/15/2034	2,500	2,488
Southern California Edison Co. 5.75% 4/1/2035	675	659
Southern California Edison Co. 5.35% 7/15/2035	3,000	2,858
Southern California Edison Co. 4.00% 4/1/2047	264	191
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	1,030	868
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,010
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	952
		58,999
Total corporate bonds, notes & loans		1,624,238
Asset-backed obligations 2.14%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[6,9]	479	464
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.52% 1/15/2030[6,9,10]	1,680	1,674
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.52% 10/16/2030[6,9,10]	1,543	1,539
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[9]	12,228	11,843
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[9]	3,246	3,245
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.527% 1/22/2028[6,9,10]	1,539	1,535
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[6,9]	3,100	3,085
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[6,9]	USD539	$492
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[6,9]	138	128
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[6,9]	11,617	10,265
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[6,9]	32,377	32,109
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,9]	5,535	5,459
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[9]	6,633	6,569
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/20/2030[6,9,10]	6,152	6,139
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[6,9]	397	370
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[9]	3,971	3,961
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[6,9]	4,612	3,911
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[6,9]	438	398
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.589% 7/27/2030[6,9,10]	3,435	3,423
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[6,9]	5,140	4,674
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[6,9]	1,722	1,446
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[6,9]	6,034	5,304
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.058% 4/22/2026[9,10]	4,960	4,973
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[6,9]	1,303	1,129
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[6,9]	4,861	4,206
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[6,9]	1,044	908
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[6,9]	1,449	1,239
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[6,9]	1,958	1,949
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[6,9]	3,242	3,241
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[6,9]	3,115	3,111
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.55% 4/15/2028[6,9,10]	3,953	3,943
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[6,9]	314	272
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[6,9]	4,054	3,965
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[6,9]	2,837	2,778
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[6,9]	4,981	4,968
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[9]	330	330
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[6,9]	5,961	5,411
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[6,9]	2,271	2,272
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[6,9]	6,000	5,959
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[6,9]	9,605	9,272
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[6,9]	8,861	8,404
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[6,9]	6,693	6,602
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[6,9]	608	531
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[6,9]	244	217
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[6,9]	2,169	1,995
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[6,9]	9,115	8,127
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[6,9]	11,410	10,137
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[6,9]	3,649	3,143
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[6,9]	5,437	4,723
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[6,9]	430	365
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[9]	1,774	1,768
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.642% 1/18/2031[6,9,10]	2,091	2,088
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[3,6,9]	5,930	5,930
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[6,9]	USD8,452	$8,026
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[6,9]	634	601
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[6,9]	405	384
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[6,9]	8,390	8,050
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[6,9]	5,565	4,890
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[6,9]	685	601
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[6,9]	429	374
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[6,9]	4,900	4,336
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[6,9]	4,960	4,587
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[6,9]	5,141	5,121
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[9]	1,198	1,194
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[9]	6,573	6,568
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[9]	1,141	1,130
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.595% 7/21/2030[6,9,10]	5,353	5,339
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 4/15/2029[6,9,10]	1,640	1,639
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[6,9]	2,531	2,505
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[6,9]	3,475	3,448
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[6,9]	4,451	3,785
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[6,9]	5,347	4,519
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[6,9]	5,976	5,208
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[6,9]	8,602	7,706
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[6,9]	4,927	4,395
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[6,9]	8,356	7,448
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[6,9]	23,051	19,908
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.583% 7/25/2030[6,9,10]	1,635	1,625
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 7/20/2031[6,9,10]	2,250	2,245
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.653% 11/25/2028[6,9,10]	758	758
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.488% 4/20/2029[6,9,10]	339	337
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.37% 10/15/2029[6,9,10]	7,198	7,166
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.97% 10/15/2029[6,9,10]	5,378	5,304
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[6,9]	5,912	5,838
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[6,9]	4,165	4,136
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[9]	2,725	2,468
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.776% 1/20/2031[6,9,10]	9,172	9,184
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.51% 10/15/2030[6,9,10]	4,369	4,355
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[9]	158	158
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[9]	884	883
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[9]	3,606	3,582
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[9]	3,428	3,432
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[9]	5,062	5,048
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[6,9]	3,573	3,537
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.177% 1/15/2053[6,9,10]	5,424	5,342
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[6,9]	3,263	2,803
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[6,9]	4,157	3,733
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[6,9]	3,992	3,235
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[6,9]	1,691	1,535
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[6,9]	USD1,355	$1,208
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.476% 10/20/2031[6,9,10]	6,730	6,745
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[6,9]	2,661	2,438
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[9]	3,169	3,166
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[6,9]	1,632	1,436
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[6,9]	726	638
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[6,9]	859	726
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[6,9]	2,477	2,119
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[6,9]	3,250	3,180
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[6,9]	8,337	7,745
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[6,9,10]	7,257	6,503
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[9]	5,253	5,213
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[9]	2,033	2,007
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[6,9]	3,636	3,620
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[6,9]	9,529	8,173
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[6,9]	1,686	1,411
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[9]	8,460	8,358
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[9,12]	7,481	7,329
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[6,9]	8,981	8,747
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[6,9]	3,744	3,738
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,9]	1,714	1,709
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[6,9]	4,796	4,791
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[6,9]	3,504	3,493
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,9]	794	787
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[6,9]	2,794	2,785
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[9]	7,845	7,718
		516,238
Bonds & notes of governments & government agencies outside the U.S. 0.17%
CPPIB Capital, Inc. 2.75% 11/2/2027[6]	6,600	6,077
European Investment Bank 0.75% 10/26/2026	6,194	5,480
OMERS Finance Trust 3.50% 4/19/2032[6]	4,315	3,765
OMERS Finance Trust 4.00% 4/19/2052[6]	4,315	3,150
Panama (Republic of) 3.298% 1/19/2033	4,365	3,418
Panama (Republic of) 4.50% 1/19/2063	1,035	672
Peru (Republic of) 1.862% 12/1/2032	2,525	1,828
Peru (Republic of) 2.78% 12/1/2060	3,775	2,020
Qatar (State of) 3.375% 3/14/2024[6]	2,315	2,290
Qatar (State of) 4.00% 3/14/2029[6]	745	711
Qatar (State of) 4.817% 3/14/2049[6]	750	653
Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	4,994
United Mexican States 2.659% 5/24/2031	2,703	2,139
United Mexican States 4.875% 5/19/2033	1,790	1,608
United Mexican States 3.771% 5/24/2061	1,528	901
		39,706
Municipals 0.15% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,200	1,090
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,470
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	390
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Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	USD1,170	$817
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	2,205	2,005
		5,772
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 11/15/2044	5	5
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,659
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,302
		8,961
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	240	183
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	315	223
		406
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	4,125	3,936
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	15	15
New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	2,865	2,602
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028	4,745	4,113
		6,715
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,065	4,213
South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041	5	5
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,835	5,201
Total municipals		35,229
Total bonds, notes & other debt instruments (cost: $6,977,793,000)		6,474,737
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Investment funds 5.40%	Principal amount (000)	Value (000)
Capital Group Central Corporate Bond Fund[17]	164,001,071	$1,300,528
Total investment funds (cost: $1,558,482,000)		1,300,528
Short-term securities 11.90% Money market investments 11.81%	Shares
Capital Group Central Cash Fund 5.44%[17,18]	28,463,766	2,846,092
Money market investments purchased with collateral from securities on loan 0.09%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[18,19]	18,964,357	18,964
Capital Group Central Cash Fund 5.44%[17,18,19]	15,914	1,591
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[18,19]	571,606	572
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.26%[18,19]	465,813	466
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[18,19]	415,160	415
		22,008
Total short-term securities (cost: $2,868,455,000)		2,868,100
Total investment securities 106.07% (cost: $22,031,083,000)		25,559,839
Other assets less liabilities (6.07)%		(1,463,102)
Net assets 100.00%		$24,096,737
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	7,846	1/4/2024	USD1,590,470	$(4,394)
5 Year U.S. Treasury Note Futures	Long	12,737	1/4/2024	1,341,962	(12,106)
10 Year U.S. Treasury Note Futures	Long	211	12/29/2023	22,801	(395)
10 Year Ultra U.S. Treasury Note Futures	Short	4,660	12/29/2023	(519,881)	15,686
20 Year U.S. Treasury Bond Futures	Long	167	12/29/2023	19,002	(1,031)
30 Year Ultra U.S. Treasury Bond Futures	Short	462	12/29/2023	(54,834)	4,223
					$1,983
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.1645%	Annual	SOFR	Annual	1/24/2025	USD3,491	$(51)	$—	$(51)
SOFR	Annual	3.16653%	Annual	1/24/2033	48,133	4,053	—	4,053
						$4,002	$—	$4,002
American Funds Insurance Series — Page 126 of 274

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Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[20] (000)	Value at 9/30/2023[21] (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.41	12/20/2028	USD40,950	$486	$596	$(110)
Investments in affiliates17

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Investment funds 5.40%
Capital Group Central Corporate Bond Fund	$1,367,122	$347,219	$385,740	$(79,021)	$50,948	$1,300,528	$35,105
Short-term securities 11.82%
Money market investments 11.81%
Capital Group Central Cash Fund 5.44%[18]	1,639,716	5,555,755	4,349,007	185	(557)	2,846,092	89,631
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[18,19]	12,622		11,031 [22]			1,591	— [23]
Total short-term securities						2,847,683
Total 17.22%				$(78,836)	$50,391	$4,148,211	$124,736
Restricted securities4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[3]	7/9/2021	$50,000	$50,695	.21%
Rotech Healthcare, Inc.[1,3]	8/22/2014	6,949	19,335.08
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[10,16]	9/13/2023	2,594	2,647.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[10,16]	9/13/2023	53	58	.00 [24]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,12]	6/23/2023	968	922.01
Total		$60,564	$73,657	.31%

American Funds Insurance Series — Page 127 of 274

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $23,331,000, which represented .10% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $73,657,000, which represented .31% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,201,322,000, which represented 4.99% of the net assets of the fund.

[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,083,000, which represented .16% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]	Scheduled interest and/or principal payment was not received.
[16]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,157,000, which represented .12% of the net assets of the fund.

[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 9/30/2023.
[19]	Security purchased with cash collateral from securities on loan.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Represents net activity.
[23]	Dividend income is included with securities lending income and is not shown in this table.
[24]	Amount less than .01%.

Key to abbreviations
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 128 of 274

American Funds Global Balanced Fund
Investment portfolio
September 30, 2023
unaudited

Common stocks 60.67% Information technology 10.27%	Shares	Value (000)
Broadcom, Inc.	14,002	$11,630
Microsoft Corp.	30,379	9,592
Texas Instruments, Inc.	15,534	2,470
Accenture PLC, Class A	7,216	2,216
SK hynix, Inc.	18,444	1,567
ServiceNow, Inc.[1]	2,765	1,545
Taiwan Semiconductor Manufacturing Co., Ltd.	91,000	1,477
GlobalWafers Co., Ltd.	103,000	1,449
Marvell Technology, Inc.	25,387	1,374
Cognizant Technology Solutions Corp., Class A	18,926	1,282
Intel Corp.	27,889	991
Apple, Inc.	3,844	658
Arista Networks, Inc.[1]	2,652	488
Infineon Technologies AG	6,896	229
		36,968
Health care 9.66%
Abbott Laboratories	52,754	5,109
Sanofi	47,576	5,105
UnitedHealth Group, Inc.	5,027	2,535
AstraZeneca PLC	15,914	2,142
GE HealthCare Technologies, Inc.	26,654	1,813
Medtronic PLC	23,046	1,806
Siemens Healthineers AG	32,534	1,653
Takeda Pharmaceutical Co., Ltd.	52,700	1,637
Gilead Sciences, Inc.	21,382	1,602
Novo Nordisk AS, Class B	16,407	1,492
Merck KGaA	7,503	1,254
Molina Healthcare, Inc.[1]	3,649	1,196
Eurofins Scientific SE, non-registered shares	18,230	1,028
Stryker Corp.	3,736	1,021
AbbVie, Inc.	5,998	894
Novartis AG	8,614	879
Thermo Fisher Scientific, Inc.	1,644	832
Eli Lilly and Co.	1,133	609
Danaher Corp.	2,332	579
BioMarin Pharmaceutical, Inc.[1]	6,101	540
Humana, Inc.	1,074	522
Vertex Pharmaceuticals, Inc.[1]	816	284
CVS Health Corp.	3,495	244
		34,776
Industrials 8.44%
RTX Corp.	67,086	4,828
General Electric Co.	35,078	3,878
Carrier Global Corp.	59,589	3,289
American Funds Insurance Series — Page 129 of 274

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Common stocks (continued) Industrials (continued)	Shares	Value (000)
Thales SA	20,435	$2,867
Safran SA	12,934	2,022
BAE Systems PLC	155,436	1,887
Siemens AG	12,322	1,766
General Dynamics Corp.	7,719	1,706
L3Harris Technologies, Inc.	8,317	1,448
Honeywell International, Inc.	6,033	1,114
CSX Corp.	35,337	1,087
DHL Group	16,045	654
Melrose Industries PLC	114,157	651
Astra International Tbk PT	1,323,000	532
United Rentals, Inc.	916	407
Singapore Technologies Engineering, Ltd.	132,600	379
LIXIL Corp.	27,900	325
Caterpillar, Inc.	1,189	325
Waste Management, Inc.	1,992	304
Trelleborg AB, Class B	10,352	257
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	14,401	237
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	13	2
Airbus SE, non-registered shares	1,629	218
Boeing Co.[1]	1,020	195
		30,378
Financials 7.76%
B3 SA - Brasil, Bolsa, Balcao	1,462,739	3,576
ING Groep NV	228,098	3,013
Zurich Insurance Group AG	5,765	2,642
HDFC Bank, Ltd. (ADR)	28,737	1,696
HDFC Bank, Ltd.	51,050	935
AIA Group, Ltd.	271,800	2,199
DBS Group Holdings, Ltd.	83,500	2,050
BlackRock, Inc.	2,717	1,756
Kotak Mahindra Bank, Ltd.	71,890	1,503
Citigroup, Inc.	28,016	1,152
BNP Paribas SA	11,796	751
JPMorgan Chase & Co.	5,023	728
CME Group, Inc., Class A	3,446	690
Münchener Rückversicherungs-Gesellschaft AG	1,737	678
Banco Santander, SA	163,476	621
Bank Central Asia Tbk PT	1,028,600	587
Aegon Ltd.	112,599	543
KBC Groep NV	8,597	536
Great-West Lifeco, Inc.	17,824	510
Ping An Insurance (Group) Company of China, Ltd., Class H	59,000	334
Ping An Insurance (Group) Company of China, Ltd., Class A	11,400	76
Fairfax Financial Holdings, Ltd., subordinate voting shares	473	386
FinecoBank SpA	30,555	371
Mastercard, Inc., Class A	770	305
Element Fleet Management Corp.	19,809	284
Lufax Holding, Ltd. (ADR)	11,200	12
		27,934
American Funds Insurance Series — Page 130 of 274

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Common stocks (continued) Consumer staples 5.47%	Shares	Value (000)
ITC, Ltd.	716,718	$3,837
Philip Morris International, Inc.	38,967	3,608
Seven & i Holdings Co., Ltd.	71,500	2,800
Nestlé SA	18,579	2,098
Imperial Brands PLC	100,357	2,038
British American Tobacco PLC	61,814	1,940
Kao Corp.	32,200	1,196
Pernod Ricard SA	5,123	853
Heineken NV	6,766	595
Alimentation Couche-Tard, Inc.	6,210	315
Kweichow Moutai Co., Ltd., Class A	921	229
Monster Beverage Corp.[1]	3,869	205
		19,714
Energy 4.21%
Canadian Natural Resources, Ltd. (CAD denominated)	116,797	7,553
Shell PLC (GBP denominated)	49,674	1,577
Neste OYJ	41,929	1,424
Chevron Corp.	7,450	1,256
BP PLC	169,508	1,095
Woodside Energy Group, Ltd.	31,541	735
Woodside Energy Group, Ltd. (CDI)	9,976	231
TC Energy Corp. (CAD denominated)	27,566	948
Baker Hughes Co., Class A	9,285	328
		15,147
Materials 3.96%
Freeport-McMoRan, Inc.	94,126	3,510
Linde PLC	7,742	2,883
BHP Group, Ltd. (CDI)	57,292	1,623
Fortescue Metals Group, Ltd.	116,328	1,560
Evonik Industries AG	78,816	1,443
Vale SA (ADR), ordinary nominative shares	59,191	793
Air Products and Chemicals, Inc.	2,145	608
Celanese Corp.	3,921	492
UPM-Kymmene OYJ	13,620	466
Air Liquide SA, non-registered shares	2,397	404
Sherwin-Williams Co.	1,238	316
International Flavors & Fragrances, Inc.	2,492	170
		14,268
Utilities 3.27%
DTE Energy Co.	27,453	2,726
E.ON SE	143,704	1,702
Power Grid Corporation of India, Ltd.	584,485	1,405
Duke Energy Corp.	15,472	1,366
Constellation Energy Corp.	12,264	1,338
SembCorp Industries, Ltd.	277,800	1,033
National Grid PLC	59,837	714
Dominion Energy, Inc.	13,376	597
ENN Energy Holdings, Ltd.	60,400	499
Public Service Enterprise Group, Inc.	3,392	193
NextEra Energy, Inc.	3,334	191
		11,764
American Funds Insurance Series — Page 131 of 274

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Common stocks (continued) Communication services 3.24%	Shares	Value (000)
Alphabet, Inc., Class A1	20,107	$2,631
Alphabet, Inc., Class C1	7,554	996
Netflix, Inc.[1]	6,735	2,543
Meta Platforms, Inc., Class A1	6,265	1,881
Singapore Telecommunications, Ltd.	717,300	1,265
Comcast Corp., Class A	19,224	853
BCE, Inc.	20,495	782
Omnicom Group, Inc.	9,803	730
		11,681
Consumer discretionary 3.10%
LVMH Moët Hennessy-Louis Vuitton SE	2,388	1,802
Ferrari NV	3,656	1,080
Ferrari NV (EUR denominated)	1,247	368
Home Depot, Inc.	3,796	1,147
Cie. Financière Richemont SA, Class A	7,920	965
Amazon.com, Inc.[1]	6,860	872
Starbucks Corp.	9,154	836
InterContinental Hotels Group PLC	11,276	831
Royal Caribbean Cruises, Ltd.[1]	7,737	713
Restaurant Brands International, Inc.	6,596	439
Hasbro, Inc.	6,009	397
General Motors Co.	10,806	356
Hilton Worldwide Holdings, Inc.	2,227	335
Airbnb, Inc., Class A1	2,358	324
adidas AG	1,644	289
Zhongsheng Group Holdings, Ltd.	85,000	239
Dowlais Group PLC	122,051	160
		11,153
Real estate 1.29%
CTP NV	99,158	1,419
Equinix, Inc. REIT	1,894	1,376
Embassy Office Parks REIT	316,738	1,146
Sun Hung Kai Properties, Ltd.	42,500	452
Crown Castle, Inc. REIT	2,633	242
		4,635
Total common stocks (cost: $188,820,000)		218,418
Preferred securities 0.10% Consumer discretionary 0.08%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,235	304
Financials 0.02%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	17,204	37
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	7,589	17
		54
Total preferred securities (cost: $350,000)		358
American Funds Insurance Series — Page 132 of 274

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Convertible stocks 0.29% Utilities 0.29%	Shares	Value (000)
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	27,300	$1,033
Total convertible stocks (cost: $1,320,000)		1,033
Bonds, notes & other debt instruments 31.41% Bonds & notes of governments & government agencies outside the U.S. 15.52%	Principal amount (000)
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	79
Asian Development Bank 1.125% 6/10/2025	GBP100	114
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	AUD310	187
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	1,055	552
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	150	74
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	2,020	1,143
Austria (Republic of) 0% 2/20/2031	EUR660	548
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	274
Brazil (Federative Republic of) 0% 1/1/2024	BRL9,254	1,790
Brazil (Federative Republic of) 10.00% 1/1/2025	900	177
Brazil (Federative Republic of) 6.00% 8/15/2040[2]	208	42
Brazil (Federative Republic of) 6.00% 8/15/2050[2]	1,497	304
Brazil (Federative Republic of) 6.00% 8/15/2060[2]	207	42
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	123
Canada 3.00% 11/1/2024	CAD320	230
Canada 2.25% 6/1/2025	1,400	988
Canada 0.25% 3/1/2026	246	163
Canada 3.50% 3/1/2028	1,009	719
Canada 2.75% 6/1/2033	935	619
Chile (Republic of) 5.80% 6/1/2024	CLP230,000	256
Chile (Republic of) 4.70% 9/1/2030	150,000	154
China (People’s Republic of) 2.62% 6/25/2030	CNY1,970	269
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	9,650	1,326
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	10,270	1,424
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	5,050	784
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,270	1,288
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	447
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	149
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,209
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	304
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP2,331,300	476
Colombia (Republic of), Series B, 7.00% 3/26/2031	2,295,200	441
European Investment Bank 0.375% 9/15/2027	EUR110	104
European Investment Bank 0.25% 1/20/2032	860	708
European Union 0% 7/6/2026	100	96
European Union 0.25% 10/22/2026	50	48
French Republic O.A.T. 0.75% 2/25/2028	640	611
French Republic O.A.T. 0% 11/25/2030	1,320	1,114
French Republic O.A.T. 2.00% 11/25/2032	610	578
French Republic O.A.T. 3.25% 5/25/2045	160	156
Germany (Federal Republic of) 2.50% 3/13/2025	845	882
Germany (Federal Republic of) 0% 4/16/2027	950	910
Germany (Federal Republic of) 0% 8/15/2031	1,110	949
Germany (Federal Republic of) 0% 2/15/2032	540	455
Germany (Federal Republic of) 1.70% 8/15/2032	674	654
Germany (Federal Republic of) 2.30% 2/15/2033	510	518
Germany (Federal Republic of) 1.00% 5/15/2038	280	227
Germany (Federal Republic of) 0% 8/15/2050	380	184
American Funds Insurance Series — Page 133 of 274

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0% 8/15/2052	EUR20	$9
Greece (Hellenic Republic of) 3.45% 4/2/2024	110	116
Greece (Hellenic Republic of) 3.375% 2/15/2025	50	53
Greece (Hellenic Republic of) 3.875% 6/15/2028	640	678
Greece (Hellenic Republic of) 1.50% 6/18/2030	190	171
Greece (Hellenic Republic of) 1.75% 6/18/2032	790	691
Greece (Hellenic Republic of) 4.25% 6/15/2033	535	562
Greece (Hellenic Republic of) 1.875% 1/24/2052	636	377
India (Republic of) 5.22% 6/15/2025	INR12,720	148
India (Republic of) 5.15% 11/9/2025	8,000	92
Indonesia (Republic of) 7.125% 6/15/2042	IDR2,695,000	177
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	1,165,000	74
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	114
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	1,201,000	86
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	230
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	1,201,000	79
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	80
Indonesia (Republic of), Series 75, 7.50% 5/15/2038	2,875,000	195
Ireland (Republic of) 3.00% 10/18/2043	EUR150	146
Israel (State of) 2.875% 1/29/2024	200	211
Israel (State of) 1.50% 1/18/2027	100	98
Israel (State of) 4.50% 1/17/2033	USD200	187
Italy (Republic of) 1.35% 4/1/2030	EUR550	484
Italy (Republic of) 4.40% 5/1/2033	1,200	1,245
Italy (Republic of) 4.35% 11/1/2033	740	760
Japan, Series 18, 0.10% 3/10/2024[2]	JPY22,080	151
Japan, Series 19, 0.10% 9/10/2024[2]	32,220	221
Japan, Series 150, 0.005% 12/20/2026	84,950	566
Japan, Series 22, 0.10% 3/10/2027[2]	26,963	192
Japan, Series 346, 0.10% 3/20/2027	134,150	896
Japan, Series 363, 0.10% 6/20/2031	56,000	361
Japan, Series 365, 0.10% 12/20/2031	317,600	2,032
Japan, Series 145, 1.70% 6/20/2033	59,800	436
Japan, Series 152, 1.20% 3/20/2035	264,400	1,827
Japan, Series 179, 0.50% 12/20/2041	50,500	291
Japan, Series 42, 1.70% 3/20/2044	50,150	350
Japan, Series 37, 0.60% 6/20/2050	26,950	141
Japan, Series 74, 1.00% 3/20/2052	178,400	1,021
Japan, Series 76, 1.40% 9/20/2052	80,350	508
KfW 1.125% 7/4/2025	GBP95	108
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR1,380	296
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	620	132
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	270	54
Morocco (Kingdom of) 3.50% 6/19/2024	EUR100	105
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	116
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	93
Peru (Republic of) 2.392% 1/23/2026	USD90	84
Peru (Republic of) 6.15% 8/12/2032	PEN925	227
Philippines (Republic of) 0.001% 4/12/2024	JPY100,000	667
Philippines (Republic of) 0.25% 4/28/2025	EUR100	99
Philippines (Republic of) 1.648% 6/10/2031	USD200	151
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	81
Portuguese Republic 0.475% 10/18/2030	EUR230	200
Portuguese Republic 3.50% 6/18/2038	230	231
Romania 2.125% 3/7/2028	130	120
American Funds Insurance Series — Page 134 of 274

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Serbia (Republic of) 3.125% 5/15/2027	EUR385	$369
Serbia (Republic of) 2.05% 9/23/2036	185	116
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR3,000	138
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	4,235	126
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	25,840	949
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	243
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,380
Spain (Kingdom of) 0% 1/31/2027	EUR335	316
Spain (Kingdom of) 0.80% 7/30/2027	490	469
Spain (Kingdom of) 0.50% 10/31/2031	165	136
Spain (Kingdom of) 3.15% 4/30/2033	317	316
Spain (Kingdom of) 3.55% 10/31/2033	550	564
Tunisia (Republic of) 6.75% 10/31/2023	260	267
Ukraine 6.876% 5/21/2031[3,4]	USD250	67
Ukraine 6.876% 5/21/2031[3]	200	53
United Kingdom 2.75% 9/7/2024	GBP50	60
United Kingdom 1.25% 7/22/2027	410	447
United Kingdom 0.375% 10/22/2030	490	457
United Kingdom 0.25% 7/31/2031	160	143
United Kingdom 1.00% 1/31/2032	920	862
United Kingdom 4.25% 6/7/2032	1,165	1,415
United Kingdom 3.25% 1/22/2044	174	168
United Kingdom 1.25% 7/31/2051	413	229
United Mexican States, Series M, 5.75% 3/5/2026	MXN12,150	626
United Mexican States, Series M, 7.50% 6/3/2027	5,000	262
United Mexican States, Series M, 7.75% 5/29/2031	5,000	253
United Mexican States, Series M, 7.50% 5/26/2033	3,500	171
United Mexican States, Series M, 7.75% 11/23/2034	6,500	318
United Mexican States, Series M, 8.00% 11/7/2047	5,120	242
United Mexican States, Series M, 8.00% 7/31/2053	21,380	1,002
		55,873
U.S. Treasury bonds & notes 5.80% U.S. Treasury 5.30%
U.S. Treasury 2.125% 11/30/2024	USD1,200	1,156
U.S. Treasury 1.75% 3/15/2025	98	94
U.S. Treasury 3.00% 7/15/2025	966	931
U.S. Treasury 3.125% 8/15/2025	18	17
U.S. Treasury 4.50% 11/15/2025	178	176
U.S. Treasury 0.375% 11/30/2025	50	45
U.S. Treasury 3.75% 4/15/2026	76	74
U.S. Treasury 1.875% 2/28/2027	4,177	3,802
U.S. Treasury 2.75% 4/30/2027	450	421
U.S. Treasury 2.75% 7/31/2027	46	43
U.S. Treasury 4.125% 9/30/2027	268	263
U.S. Treasury 4.125% 10/31/2027	357	349
U.S. Treasury 4.00% 2/29/2028	570	555
U.S. Treasury 4.00% 6/30/2028[5]	4,460	4,341
U.S. Treasury 4.375% 8/31/2028	1,710	1,693
U.S. Treasury 1.375% 11/15/2031	780	611
U.S. Treasury 1.875% 2/15/2032	309	251
U.S. Treasury 2.875% 5/15/2032	300	263
U.S. Treasury 2.75% 8/15/2032	203	176
U.S. Treasury 3.50% 2/15/2033	100	92
U.S. Treasury 3.375% 5/15/2033	215	195
American Funds Insurance Series — Page 135 of 274

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2/15/2041[5]	USD920	$593
U.S. Treasury 2.25% 5/15/2041[5]	525	360
U.S. Treasury 4.00% 11/15/2042	305	271
U.S. Treasury 3.875% 5/15/2043	175	152
U.S. Treasury 2.875% 11/15/2046	400	287
U.S. Treasury 1.25% 5/15/2050[5]	630	297
U.S. Treasury 1.375% 8/15/2050	400	195
U.S. Treasury 2.375% 5/15/2051[5]	490	311
U.S. Treasury 2.00% 8/15/2051	560	323
U.S. Treasury 2.25% 2/15/2052	180	110
U.S. Treasury 4.00% 11/15/2052	270	239
U.S. Treasury 3.625% 2/15/2053	459	379
		19,065
U.S. Treasury inflation-protected securities 0.50%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[2]	792	774
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[2]	531	515
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[2]	352	327
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[2]	255	188
		1,804
Total U.S. Treasury bonds & notes		20,869
Corporate bonds, notes & loans 5.04% Financials 1.88%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[6]	EUR200	169
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,6]	USD200	204
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[6]	EUR200	208
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[6]	USD200	194
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	500	459
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[6]	160	142
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	211	203
Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030)[6]	20	16
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[6]	475	465
BPCE 5.70% 10/22/2023[4]	200	200
BPCE 4.50% 1/13/2033	EUR100	103
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]	USD200	196
Chubb INA Holdings, Inc. 3.35% 5/3/2026	10	10
Chubb INA Holdings, Inc. 4.35% 11/3/2045	20	16
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[6]	103	100
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]	110	100
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	29	26
Commonwealth Bank of Australia 2.688% 3/11/2031[4]	225	171
Corebridge Financial, Inc. 3.90% 4/5/2032	59	50
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	160	139
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[6]	EUR200	168
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[6]	100	95
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[6]	USD78	61
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]	200	192
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	360	373
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[6]	EUR100	109
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]	USD186	166
American Funds Insurance Series — Page 136 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[6]	USD160	$147
Mastercard, Inc. 2.00% 11/18/2031	102	80
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	200	178
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	126	112
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	72	59
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[6]	EUR280	263
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[6]	175	149
New York Life Insurance Co. 3.75% 5/15/2050[4]	USD23	16
Nordea Bank ABP 3.60% 6/6/2025[4]	200	193
Royal Bank of Canada 1.20% 4/27/2026	175	156
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,6]	450	442
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	210	193
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	400	351
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	100	78
		6,752
Utilities 0.72%
Alabama Power Co. 3.00% 3/15/2052	250	151
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]	35	32
CMS Energy Corp. 3.00% 5/15/2026	80	75
Consumers Energy Co. 3.60% 8/15/2032	250	217
Duke Energy Progress, LLC 3.70% 9/1/2028	75	70
E.ON SE 1.625% 3/29/2031	EUR240	215
Edison International 4.125% 3/15/2028	USD160	147
Enel Américas SA 4.00% 10/25/2026	35	33
Enel Finance International NV 1.875% 7/12/2028[4]	200	166
Entergy Louisiana, LLC 4.75% 9/15/2052	100	82
Exelon Corp. 3.40% 4/15/2026	150	142
Interstate Power and Light Co. 2.30% 6/1/2030	50	40
Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]	85	83
Pacific Gas and Electric Co. 2.95% 3/1/2026	25	23
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	86
Pacific Gas and Electric Co. 3.00% 6/15/2028	140	120
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	105
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	27
Pacific Gas and Electric Co. 2.50% 2/1/2031	600	457
Pacific Gas and Electric Co. 3.25% 6/1/2031	50	40
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	82
Xcel Energy, Inc. 3.35% 12/1/2026	216	201
		2,594
Health care 0.47%
Amgen, Inc. 1.90% 2/21/2025	40	38
Amgen, Inc. 2.20% 2/21/2027	30	27
Amgen, Inc. 4.20% 3/1/2033	280	249
Amgen, Inc. 5.65% 3/2/2053	61	57
AstraZeneca Finance, LLC 2.25% 5/28/2031	69	56
Becton, Dickinson and Co. 3.734% 12/15/2024	10	10
Becton, Dickinson and Co. 3.70% 6/6/2027	43	40
Becton, Dickinson and Co. 4.298% 8/22/2032	320	290
Cigna Group (The) 4.125% 11/15/2025	80	77
EMD Finance, LLC 3.25% 3/19/2025[4]	250	241
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	186
American Funds Insurance Series — Page 137 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	USD21	$20
Stryker Corp. 0.75% 3/1/2029	EUR210	188
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	100	100
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD135	126
		1,705
Communication services 0.43%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN6,640	372
AT&T, Inc. 2.75% 6/1/2031	USD165	132
AT&T, Inc. 2.55% 12/1/2033	64	47
AT&T, Inc. 4.30% 11/18/2034	EUR100	102
Comcast Corp. 0% 9/14/2026	100	94
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	55
Orange 9.00% 3/1/2031[6]	65	77
Tencent Holdings, Ltd. 3.925% 1/19/2038	200	152
T-Mobile USA, Inc. 2.05% 2/15/2028	200	172
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	121
Verizon Communications, Inc. 0.75% 3/22/2032	100	79
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD168	130
		1,533
Energy 0.41%
Ecopetrol SA 6.875% 4/29/2030	160	146
Equinor ASA 3.70% 3/1/2024	50	50
Halliburton Co. 3.80% 11/15/2025	2	2
Kinder Morgan, Inc. 4.30% 6/1/2025	165	161
ONEOK, Inc. 5.80% 11/1/2030	7	7
ONEOK, Inc. 6.05% 9/1/2033	53	52
Petroleos Mexicanos 7.19% 9/12/2024	MXN6,179	333
Petroleos Mexicanos 6.875% 8/4/2026	USD211	195
Petroleos Mexicanos 6.49% 1/23/2027	273	242
Qatar Energy 3.125% 7/12/2041[4]	270	187
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[6,7]	110	100
		1,475
Consumer discretionary 0.35%
Amazon.com, Inc. 2.80% 8/22/2024	45	44
BMW US Capital, LLC 3.90% 4/9/2025[4]	70	68
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	150	140
General Motors Financial Co., Inc. 2.40% 4/10/2028	150	128
Hyundai Capital America 1.50% 6/15/2026[4]	250	222
Hyundai Capital America 2.375% 10/15/2027[4]	109	95
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]	79	84
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	185	170
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	70	73
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]	59	62
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	200	154
Toyota Motor Credit Corp. 3.375% 4/1/2030	33	29
		1,269
Information technology 0.26%
Apple, Inc. 3.35% 8/8/2032	187	165
Broadcom, Inc. 4.00% 4/15/2029[4]	21	19
Broadcom, Inc. 4.15% 11/15/2030	70	62
American Funds Insurance Series — Page 138 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.419% 4/15/2033[4]	USD53	$42
Broadcom, Inc. 3.137% 11/15/2035[4]	15	11
Lenovo Group, Ltd. 5.875% 4/24/2025	269	268
Oracle Corp. 2.65% 7/15/2026	216	199
SK hynix, Inc. 1.50% 1/19/2026	200	180
		946
Consumer staples 0.21%
Altria Group, Inc. 2.20% 6/15/2027	EUR270	264
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	USD100	95
BAT Capital Corp. 3.215% 9/6/2026	62	58
BAT Capital Corp. 4.70% 4/2/2027	67	64
BAT Capital Corp. 3.557% 8/15/2027	105	96
BAT Capital Corp. 3.462% 9/6/2029	75	64
Philip Morris International, Inc. 5.75% 11/17/2032	110	108
		749
Industrials 0.16%
Canadian Pacific Railway Co. 3.10% 12/2/2051	164	103
Carrier Global Corp. 2.242% 2/15/2025	6	6
Carrier Global Corp. 2.493% 2/15/2027	7	6
CSX Corp. 3.80% 4/15/2050	6	4
CSX Corp. 2.50% 5/15/2051	75	42
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]	90	87
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	200	185
RTX Corp. 4.125% 11/16/2028	170	159
		592
Real estate 0.11%
American Tower Corp. 0.875% 5/21/2029	EUR130	112
Equinix, Inc. 2.15% 7/15/2030	USD176	138
Essex Portfolio, LP 3.50% 4/1/2025	120	116
Essex Portfolio, LP 3.375% 4/15/2026	40	38
		404
Materials 0.04%
Celanese US Holdings, LLC 6.379% 7/15/2032	50	48
Vale Overseas, Ltd. 3.75% 7/8/2030	94	80
		128
Total corporate bonds, notes & loans		18,147
Mortgage-backed obligations 4.58% Federal agency mortgage-backed obligations 4.05%
Fannie Mae Pool #FM6293 3.00% 1/1/2051[8]	2	1
Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	28	26
Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	759	620
Freddie Mac Pool #QD3310 3.00% 12/1/2051[8]	1	1
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	483	456
Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	17	16
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[8]	580	520
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[8]	308	248
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[8]	110	88
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[8]	146	118
American Funds Insurance Series — Page 139 of 274

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 10/1/2053[8,9]	USD1,300	$1,118
Uniform Mortgage-Backed Security 4.00% 10/1/2053[8,9]	1,049	934
Uniform Mortgage-Backed Security 4.50% 10/1/2053[8,9]	2,525	2,318
Uniform Mortgage-Backed Security 5.00% 10/1/2053[8,9]	1,861	1,756
Uniform Mortgage-Backed Security 6.00% 10/1/2053[8,9]	950	938
Uniform Mortgage-Backed Security 2.00% 11/1/2053[8,9]	800	609
Uniform Mortgage-Backed Security 2.50% 11/1/2053[8,9]	3,384	2,691
Uniform Mortgage-Backed Security 3.50% 11/1/2053[8,9]	909	783
Uniform Mortgage-Backed Security 5.50% 11/1/2053[8,9]	600	580
Uniform Mortgage-Backed Security 6.00% 11/1/2053[8,9]	750	740
		14,561
Other mortgage-backed securities 0.26%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[8]	DKK477	58
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[8]	1,225	144
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[8]	5,627	594
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[8]	478	45
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[8]	574	57
Realkredit Danmark AS 1.00% 10/1/2053[8]	189	19
		917
Collateralized mortgage-backed obligations (privately originated) 0.14%
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.615% 5/25/2043[4,8,10]	USD205	208
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.215% 6/25/2043[4,8,10]	120	120
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.015% 7/25/2043[4,8,10]	89	89
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[4,8]	108	104
		521
Commercial mortgage-backed securities 0.13%
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[4,8,10]	150	146
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[4,8,10]	110	107
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[4,8,10]	135	132
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[4,8,10]	100	100
		485
Total mortgage-backed obligations		16,484
Asset-backed obligations 0.37%
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,8]	26	26
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.463% 12/18/2025[8,10]	80	80
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,8]	125	122
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,8]	148	146
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 6.083% 9/15/2025[8,10]	53	53
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.913% 2/15/2025[8,10]	31	31
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 6.024% 10/21/2024[8,10]	32	32
American Funds Insurance Series — Page 140 of 274

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.913% 9/16/2025[8,10]	USD57	$57
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.893% 5/15/2025[8,10]	53	53
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[8]	40	40
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.993% 8/15/2024[8,10]	33	32
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,8]	67	67
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.854% 11/15/2052[4,8,10]	100	100
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.883% 8/15/2025[8,10]	23	23
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[6,8]	250	249
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[8]	50	50
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[4,8]	52	52
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,8]	101	101
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,8]	19	19
		1,333
Federal agency bonds & notes 0.07%
Korea Development Bank 4.375% 2/15/2033	270	249
Municipals 0.03% Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	68
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	53
Total municipals		121
Total bonds, notes & other debt instruments (cost: $125,441,000)		113,076
Investment funds 1.21%	Shares
Capital Group Central Corporate Bond Fund[11]	548,819	4,352
Total investment funds (cost: $4,350,000)		4,352
Short-term securities 9.43% Money market investments 9.00%
Capital Group Central Cash Fund 5.44%[11,12]	324,165	32,413
American Funds Insurance Series — Page 141 of 274

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Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. 0.43%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Japan Treasury 2/20/2024	(0.103%)	JPY230,900	$1,546
Total short-term securities (cost: $34,136,000)			33,959
Total investment securities 103.11% (cost: $354,417,000)			371,196
Other assets less liabilities (3.11)%			(11,200)
Net assets 100.00%			$359,996
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
2 Year Euro-Schatz Futures	Long	14	12/11/2023	USD1,554	$(8)
2 Year U.S. Treasury Note Futures	Long	126	1/4/2024	25,542	(41)
5 Year Euro-Bobl Futures	Long	61	12/11/2023	7,465	(102)
5 Year U.S. Treasury Note Futures	Long	88	1/4/2024	9,272	(72)
10 Year Italy Government Bond Futures	Short	2	12/11/2023	(232)	11
10 Year Euro-Bund Futures	Short	14	12/11/2023	(1,904)	54
10 Year Australian Treasury Bond Futures	Long	4	12/15/2023	288	(7)
10 Year Japanese Government Bond Futures	Short	6	12/20/2023	(5,820)	39
10 Year UK Gilt Futures	Long	4	12/29/2023	459	2
10 Year U.S. Treasury Note Futures	Short	12	12/29/2023	(1,297)	(4)
10 Year Ultra U.S. Treasury Note Futures	Short	63	12/29/2023	(7,028)	211
20 Year U.S. Treasury Bond Futures	Long	14	12/29/2023	1,593	(86)
30 Year Euro-Buxl Futures	Short	4	12/11/2023	(518)	43
30 Year Ultra U.S. Treasury Bond Futures	Short	14	12/29/2023	(1,662)	54
					$94
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	975	EUR	910	BNP Paribas	10/6/2023	$13
USD	920	EUR	870	JPMorgan Chase	10/6/2023	— [13]
EUR	110	USD	118	Bank of America	10/6/2023	(2)
EUR	2,250	USD	2,419	Standard Chartered Bank	10/6/2023	(39)
USD	449	KRW	600,000	Citibank	10/10/2023	5
USD	619	EUR	580	HSBC Bank	10/12/2023	5
EUR	180	USD	193	BNP Paribas	10/12/2023	(3)
EUR	205	CAD	300	HSBC Bank	10/12/2023	(4)
EUR	1,330	USD	1,427	Citibank	10/12/2023	(20)
USD	162	GBP	130	HSBC Bank	10/13/2023	3
USD	234	CAD	320	UBS AG	10/13/2023	(1)
USD	326	MXN	5,730	BNP Paribas	10/13/2023	(2)
GBP	180	USD	224	UBS AG	10/13/2023	(4)
USD	577	AUD	905	Bank of America	10/13/2023	(5)
American Funds Insurance Series — Page 142 of 274

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Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	510	MXN	8,853	Morgan Stanley	10/16/2023	$3
USD	597	PLN	2,600	Standard Chartered Bank	10/16/2023	2
USD	118	CAD	160	JPMorgan Chase	10/16/2023	— [13]
CAD	1,060	USD	782	HSBC Bank	10/16/2023	(1)
EUR	160	USD	172	Citibank	10/16/2023	(3)
USD	866	ZAR	16,500	UBS AG	10/16/2023	(4)
CHF	270	USD	303	Morgan Stanley	10/16/2023	(8)
PLN	2,420	USD	562	Citibank	10/16/2023	(9)
SEK	3,570	USD	320	JPMorgan Chase	10/18/2023	8
NZD	150	USD	89	UBS AG	10/18/2023	1
EUR	396	DKK	2,950	HSBC Bank	10/18/2023	— [13]
USD	550	THB	20,150	HSBC Bank	10/18/2023	(2)
EUR	480	USD	512	Citibank	10/18/2023	(4)
THB	38,000	USD	1,065	JPMorgan Chase	10/18/2023	(24)
PLN	720	USD	165	JPMorgan Chase	10/19/2023	(1)
USD	265	JPY	39,050	JPMorgan Chase	10/20/2023	3
CNH	13,200	USD	1,809	Goldman Sachs	10/20/2023	1
JPY	632,200	USD	4,298	Citibank	10/20/2023	(51)
USD	1,515	JPY	222,810	HSBC Bank	10/23/2023	17
COP	2,491,140	USD	602	Morgan Stanley	10/23/2023	4
USD	521	COP	2,091,140	Citibank	10/24/2023	12
USD	481	KRW	637,850	JPMorgan Chase	10/24/2023	9
USD	238	CLP	210,000	Standard Chartered Bank	10/24/2023	2
USD	293	IDR	4,500,000	HSBC Bank	10/24/2023	2
BRL	5	USD	1	Citibank	10/24/2023	— [13]
USD	578	COP	2,400,000	Citibank	10/24/2023	(6)
COP	1,095,960	USD	279	Morgan Stanley	10/24/2023	(12)
EUR	1,755	USD	1,871	Morgan Stanley	10/25/2023	(14)
THB	23,940	USD	662	Citibank	10/26/2023	(6)
USD	564	CAD	760	Morgan Stanley	10/27/2023	4
USD	731	MXN	12,770	Goldman Sachs	10/27/2023	2
USD	12	GBP	10	UBS AG	10/27/2023	— [13]
JPY	199,129	USD	1,345	Goldman Sachs	10/27/2023	(5)
USD	660	ZAR	11,880	Morgan Stanley	11/3/2023	35
ZAR	5,750	USD	310	Bank of America	11/3/2023	(7)
CNH	3,790	USD	519	HSBC Bank	11/6/2023	1
USD	507	BRL	2,569	HSBC Bank	11/10/2023	(1)
USD	250	MXN	4,500	BNP Paribas	12/29/2023	(4)
USD	436	BRL	2,280	Citibank	1/2/2024	(12)
USD	953	BRL	5,254	Citibank	1/2/2024	(80)
USD	1,823	JPY	230,900	HSBC Bank	2/16/2024	241
JPY	230,900	USD	1,808	HSBC Bank	2/16/2024	(226)
USD	1,809	JPY	230,900	HSBC Bank	2/20/2024	226
						$39
American Funds Insurance Series — Page 143 of 274

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZD903	$(1)	$—	$(1)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(1)	—	(1)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029	(1)	—	(1)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029	(1)	—	(1)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144	(1)	—	(1)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	5,500	(6)	—	(6)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(3)	—	(3)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(3)	—	(3)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	— [13]	—	— [13]
3.79165%	Annual	SOFR	Annual	1/13/2026	USD6,240	(144)	—	(144)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(10)	—	(10)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(13)	—	(13)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(16)	—	(16)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(42)	—	(42)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(44)	—	(44)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(56)	—	(56)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(9)	—	(9)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(14)	—	(14)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639	(29)	—	(29)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	20,400	(29)	—	(29)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP1,715	29	—	29
4.96048%	Annual	SONIA	Annual	6/21/2028	850	14	—	14
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	161	—	161
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP460	— [13]	—	— [13]
SONIA	Annual	4.36738%	Annual	6/21/2033	930	(1)	—	(1)
						$(220)	$—	$(220)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD30	$— [13]	$— [13]	$— [13]
Investments in affiliates11

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Investment funds 1.21%
Capital Group Central Corporate Bond Fund[14]	$5,532	$154	$1,208	$(77)	$(49)	$4,352	$155
Short-term securities 9.00%
Money market investments 9.00%
Capital Group Central Cash Fund 5.44%[12,14]	3,928	83,766	55,279	—	(2)	32,413	943
Total 10.21%				$(77)	$(51)	$36,765	$1,098

American Funds Insurance Series — Page 144 of 274

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Scheduled interest and/or principal payment was not received.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,249,000, which represented 1.46% of the net assets of the fund.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $614,000, which represented .17% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 9/30/2023.
[13]	Amount less than one thousand.
[14]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2023. Refer to the investment portfolio for the security value at 9/30/2023.

Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
IDR = Indonesian rupiah
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — Page 145 of 274

The Bond Fund of America®
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 97.76% Mortgage-backed obligations 38.56% Federal agency mortgage-backed obligations 35.69%	Principal amount (000)	Value (000)
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD19	$19
Fannie Mae Pool #256133 4.50% 1/1/2026[1]	21	21
Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	62	59
Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	38	35
Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	23	22
Fannie Mae Pool #913966 6.00% 2/1/2037[1]	33	34
Fannie Mae Pool #945680 6.00% 9/1/2037[1]	393	399
Fannie Mae Pool #924866 4.765% 10/1/2037[1,2]	139	136
Fannie Mae Pool #988588 5.50% 8/1/2038[1]	178	177
Fannie Mae Pool #889982 5.50% 11/1/2038[1]	814	813
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	183	179
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	783	753
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	732	711
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	156,801	126,449
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	822	798
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	450	438
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	382	374
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	281	273
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	9,401	7,484
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,472	1,976
Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	41	37
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,909	1,678
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	822	724
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	776	705
Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	133	121
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	5,209	4,745
Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	307	275
Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	932	847
Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	39	35
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,382	3,847
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	2,439	2,218
Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	84	77
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,536	2,376
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,305	1,146
Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	16	15
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	6,378	5,349
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	5,137	4,485
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	21,307	19,379
Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	19,465	17,078
Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	12	11
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	497	437
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,304	1,099
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	873	739
Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	21,013	18,998
Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	14,168	12,398
American Funds Insurance Series — Page 146 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	USD4,001	$3,500
Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	6,221	5,440
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,780	4,673
Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	17,297	14,601
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	6,262	5,294
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,947	1,623
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,144	953
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	4,246	3,252
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	3,089	2,496
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	1,041	841
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	433	361
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	4,866	3,771
Fannie Mae Pool #FP0051 2.00% 10/1/2050[1]	2,646	2,029
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	293	236
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,721	1,434
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	7,002	5,656
Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	17,650	14,927
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,168	895
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,176	980
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	7,336	5,619
Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,791	4,435
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	25,194	20,114
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	73	61
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	445	344
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,974	4,819
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	4,888	3,788
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	1,462	1,170
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	32	24
Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,637	3,704
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	4,138	3,298
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,496	2,913
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	423	353
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	19	14
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	580	449
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	334	278
Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	227	189
Fannie Mae Pool #FM7957 2.50% 7/1/2051[1]	17,422	13,915
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	15,240	12,137
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	506	407
Fannie Mae Pool #FM8247 2.50% 8/1/2051[1]	24,898	19,837
Fannie Mae Pool #FM8442 2.50% 8/1/2051[1]	8,769	7,011
Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]	174	139
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	1,557	1,305
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,200	960
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,782	3,151
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	148	114
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	1,103	918
Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]	440	350
Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	27	23
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,139	948
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	20,019	15,291
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	6,550	5,029
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	38,297	32,245
American Funds Insurance Series — Page 147 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	USD319	$285
Fannie Mae Pool #CB3597 3.50% 5/1/2052[1]	485	418
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	1,935	1,667
Fannie Mae Pool #MA4731 3.50% 9/1/2052[1]	9,547	8,222
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	298	274
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	62	57
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,774	2,553
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,352	3,244
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	3,039	2,943
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	237	239
Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	978	899
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	136	128
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,788	5,603
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	46	46
Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	316	282
Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	687	649
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	8,996	8,704
Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	420	374
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	164	155
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,903	4,748
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	738	679
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	96	91
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	997	965
Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	22,440	22,199
Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]	1,959	1,558
Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	66,291	62,600
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,204	3,027
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,978	6,749
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	991	960
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	8,868	8,759
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	12,316	11,913
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,973	7,715
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,661	4,603
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,900	2,867
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	2,085	2,064
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	52,006	49,110
Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	687	649
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	100	94
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	9,296	8,991
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	11,054	9,415
Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	8,412	7,165
Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	18,094	15,036
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	21,118	16,922
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,256	1,159
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [3]	— [3]
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	6	6
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	16	17
Fannie Mae, Series 2002-W1, Class 2A, 4.711% 2/25/2042[1,2]	19	18
Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	91	87
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,899	1,820
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	48	46
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	38	35
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	45	45
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	34	33
American Funds Insurance Series — Page 148 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	USD65	$65
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	236	236
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	2,111	1,724
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	149	141
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	6,302	5,093
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	160	151
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	11,013	8,879
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	376	376
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,475	1,971
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,425	1,937
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	5,195	4,147
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	19,049	16,323
Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	103	87
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	953	862
Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	577	526
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,842	4,099
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	12,401	10,924
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	912	824
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	293	257
Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	1,248	1,133
Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	702	615
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,841	1,610
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	10,134	8,875
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	27,749	23,376
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	5,554	4,488
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	461	384
Freddie Mac Pool #SI2077 2.00% 9/1/2050[1]	2,118	1,625
Freddie Mac Pool #SD8090 2.00% 9/1/2050[1]	1,301	997
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,973	1,643
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	6,957	5,621
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	2,704	2,071
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	12,300	9,848
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	490	379
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	109	84
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	79,524	60,825
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,760	2,115
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,270	1,054
Freddie Mac Pool #SD1852 2.50% 6/1/2051[1]	13,264	10,602
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,666	2,142
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,757	5,683
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	18,439	14,679
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,254	1,045
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	7,448	6,202
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	2,061	1,726
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,579	1,269
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,412	1,176
Freddie Mac Pool #QD2025 3.50% 11/1/2051[1]	1,118	963
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	20	17
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	10,378	8,309
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	4,285	3,412
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,566	3,825
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	762	657
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	43,188	37,183
Freddie Mac Pool #QE4855 3.50% 6/1/2052[1]	67	58
American Funds Insurance Series — Page 149 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	USD287	$292
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	652	545
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	78	72
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	370	340
Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	294	271
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	89	82
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	53	49
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	35	33
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,928	6,715
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	19,281	17,479
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	6,658	6,037
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,460	2,380
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	62	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	48	49
Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,088	970
Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	691	616
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	220	208
Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	16,710	15,359
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,906	4,747
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	215	198
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	5,194	4,907
Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	690	652
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	614	580
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	13,205	12,772
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,845	4,686
Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	212	189
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	36	33
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	9,745	9,425
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,981	4,823
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,826	2,734
Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	598	533
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	1,680	1,586
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	25,791	24,946
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,477	3,436
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	907	914
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	776	782
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	736	745
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	715	726
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	491	499
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	377	381
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	268	270
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	198	201
Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	557	496
Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	68	60
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	41,041	38,755
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	58,003	56,102
Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	498	444
Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	408	364
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	50	49
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	117	115
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,250
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	111	91
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	102	84
American Funds Insurance Series — Page 150 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	USD7,533	$6,944
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,755	1,600
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	9,874	8,981
Government National Mortgage Assn. 2.00% 10/1/2053[1,4]	6,025	4,764
Government National Mortgage Assn. 2.50% 10/1/2053[1,4]	4,621	3,777
Government National Mortgage Assn. 3.00% 10/1/2053[1,4]	9,198	7,797
Government National Mortgage Assn. 3.50% 10/1/2053[1,4]	24,576	21,529
Government National Mortgage Assn. 4.00% 10/1/2053[1,4]	11,331	10,210
Government National Mortgage Assn. 4.50% 10/1/2053[1,4]	41,480	38,322
Government National Mortgage Assn. 5.00% 10/1/2053[1,4]	14,566	13,804
Government National Mortgage Assn. 5.50% 10/1/2053[1,4]	63,245	61,377
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	11,173	10,190
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	31	30
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,715	4,420
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	10,361	9,138
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	9,216	7,424
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	3,332	2,678
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	3,298	2,642
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	5,100	4,121
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,882	3,120
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	8,853	7,983
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,524	1,092
Uniform Mortgage-Backed Security 2.00% 10/1/2038[1,4]	5,845	5,013
Uniform Mortgage-Backed Security 2.50% 10/1/2038[1,4]	7,545	6,650
Uniform Mortgage-Backed Security 2.00% 10/1/2053[1,4]	5,791	4,406
Uniform Mortgage-Backed Security 3.50% 10/1/2053[1,4]	64,481	55,459
Uniform Mortgage-Backed Security 4.00% 10/1/2053[1,4]	11,649	10,372
Uniform Mortgage-Backed Security 4.50% 10/1/2053[1,4]	132,209	121,395
Uniform Mortgage-Backed Security 5.00% 10/1/2053[1,4]	23,551	22,221
Uniform Mortgage-Backed Security 6.00% 10/1/2053[1,4]	714,020	704,704
Uniform Mortgage-Backed Security 6.50% 10/1/2053[1,4]	61,444	61,727
Uniform Mortgage-Backed Security 2.00% 11/1/2053[1,4]	116,958	89,080
Uniform Mortgage-Backed Security 2.50% 11/1/2053[1,4]	194,336	154,519
Uniform Mortgage-Backed Security 3.00% 11/1/2053[1,4]	59,760	49,496
Uniform Mortgage-Backed Security 3.50% 11/1/2053[1,4]	91	78
Uniform Mortgage-Backed Security 4.00% 11/1/2053[1,4]	79,800	71,128
Uniform Mortgage-Backed Security 5.00% 11/1/2053[1,4]	60,300	56,913
Uniform Mortgage-Backed Security 5.50% 11/1/2053[1,4]	169,406	163,682
Uniform Mortgage-Backed Security 6.00% 11/1/2053[1,4]	8,102	7,993
Uniform Mortgage-Backed Security 6.50% 11/1/2053[1,4]	595,798	598,172
		3,698,570
Commercial mortgage-backed securities 1.83%
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 8/17/2040[1,5]	389	356
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	700
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	90
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[1,2]	3,500	3,512
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,2]	684	700
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	187
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	126	115
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,272
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	858
American Funds Insurance Series — Page 151 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	USD295	$238
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,307
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	729
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.102% 5/15/2039[1,2,5]	8,575	8,553
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.23% 4/15/2037[1,2,5]	3,822	3,760
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.447% 6/15/2027[1,2,5]	8,476	8,496
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[1,2,5]	14,727	14,347
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.397% 9/15/2036[1,2,5]	570	552
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[1,2,5]	5,292	5,167
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.744% 10/15/2036[1,2,5]	995	964
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.093% 10/15/2036[1,2,5]	996	961
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.194% 11/15/2036[1,2,5]	11,575	11,369
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.823% 4/15/2037[1,2,5]	4,675	4,645
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.117% 6/15/2038[1,2,5]	3,499	3,439
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.317% 6/15/2038[1,2,5]	405	395
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.547% 6/15/2038[1,2,5]	274	267
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.847% 6/15/2038[1,2,5]	693	673
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.297% 11/15/2038[1,2,5]	9,979	9,800
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.697% 11/15/2038[1,2,5]	339	332
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.947% 11/15/2038[1,2,5]	100	98
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.297% 11/15/2038[1,2,5]	151	147
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.502% 10/15/2039[1,2,5]	3,198	3,210
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.613% 6/15/2040[1,2,5]	3,891	3,895
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,2,5]	19,044	18,580
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	571
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[1]	350	343
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	1,137	1,094
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,5]	8,924	8,304
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	966	965
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,5]	1,121	1,119
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,5]	862	859
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	183
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.527% 7/15/2038[1,2,5]	2,737	2,717
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.827% 7/15/2038[1,2,5]	624	618
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.147% 7/15/2038[1,2,5]	852	840
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.697% 7/15/2038[1,2,5]	652	643
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,390
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]	449	429
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]	1,897	1,450
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.252% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,5,6]	3,894	3,876
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	360
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	90
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,236
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.577% 10/15/2039[1,2,5]	3,391	3,389
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[1]	3,280	3,246
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	589
American Funds Insurance Series — Page 152 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	USD240	$216
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	7,867	6,328
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,888
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.248% 4/15/2038[1,2,5]	142	140
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]	5,446	5,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	226
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	673
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	4,065	3,179
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.023% 7/15/2036[1,2,5]	9,351	9,163
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.373% 7/15/2036[1,2,5]	1,000	977
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.177% 11/15/2038[1,2,5]	8,739	8,584
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.526% 11/15/2038[1,2,5]	263	257
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.776% 11/15/2038[1,2,5]	141	138
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,373	2,263
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	2,550	2,376
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	866
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	190
		190,208
Collateralized mortgage-backed obligations (privately originated) 1.04%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,5]	2,553	2,008
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	116	106
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	5,543	5,024
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,5]	819	727
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,5]	479	452
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	4,569	3,985
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,2,5]	2,441	2,338
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,5]	524	504
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,2,5]	1,320	1,282
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,5]	6,410	5,801
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,5]	188	169
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,5]	1,521	1,253
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.065% 5/25/2042[1,2,5]	278	285
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.715% 12/25/2042[1,2,5]	635	646
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.615% 5/25/2043[1,2,5]	3,409	3,455
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.215% 6/25/2043[1,2,5]	2,361	2,371
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.015% 7/25/2043[1,2,5]	1,330	1,331
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	1,565	1,403
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	1,990	2,053
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	2,518	2,615
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[1,2,5]	1,979	1,503
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[1,2,5]	1,844	1,401
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,5]	1,943	1,476
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,2,5]	3,037	2,311
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,5]	2,118	1,609
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.315% 4/25/2042[1,2,5]	1,281	1,291
American Funds Insurance Series — Page 153 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.515% 5/25/2042[1,2,5]	USD61	$62
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.265% 6/25/2042[1,2,5]	232	238
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.465% 9/25/2042[1,2,5]	489	494
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.015% 9/25/2042[1,2,5]	1,519	1,595
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.279% 2/25/2050[1,2,5]	2,434	2,439
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.429% 8/25/2050[1,2,5]	843	941
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,5]	3,159	2,670
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	5,141	4,502
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,2,5]	848	644
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	3,176	3,072
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,2,5]	781	725
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	2,387	2,214
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.284% 11/25/2055[1,2,5]	16,160	16,067
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,5]	2,765	2,391
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,5]	3,348	2,737
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,124	1,019
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,5]	1,858	1,784
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	9,645	8,373
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,7]	1,680	1,486
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	5,033	4,493
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[1,5]	2,229	2,147
		107,492
Total mortgage-backed obligations		3,996,270
Corporate bonds, notes & loans 32.92% Financials 10.07%
AerCap Ireland Capital DAC 1.15% 10/29/2023	3,130	3,118
AerCap Ireland Capital DAC 1.65% 10/29/2024	5,996	5,706
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,801
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,565
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,221
AerCap Ireland Capital DAC 5.75% 6/6/2028	4,065	3,974
AerCap Ireland Capital DAC 3.00% 10/29/2028	9,124	7,828
AerCap Ireland Capital DAC 3.30% 1/30/2032	9,395	7,472
AerCap Ireland Capital DAC 3.40% 10/29/2033	5,120	3,963
AerCap Ireland Capital DAC 3.85% 10/29/2041	1,254	891
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[5,6]	475	473
Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,477
Ally Financial, Inc. 8.00% 11/1/2031	6,872	6,945
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	4,565	4,212
American International Group, Inc. 5.125% 3/27/2033	2,749	2,560
Aon Corp. 5.35% 2/28/2033	1,561	1,498
Banco Santander, SA 5.147% 8/18/2025	4,000	3,917
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	1,400	1,225
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	1,970	1,861
American Funds Insurance Series — Page 154 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	USD2,818	$2,755
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[6]	6,289	5,575
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	4,295	3,832
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	2,635	2,489
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	9,480	9,136
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	2,773	2,322
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	21,177	15,985
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	36,155	27,413
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[6]	4,089	3,226
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	11,270	10,493
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	2,240	2,181
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	4,850	4,824
Bank of Montreal 5.30% 6/5/2026	1,370	1,352
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,335
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[6]	4,525	4,433
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[6]	2,085	2,048
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[6]	980	973
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[6]	3,530	3,346
Barclays PLC 6.692% 9/13/2034 (USD-SOFR + 2.62% on 9/13/2033)[6]	420	410
Block, Inc. 2.75% 6/1/2026	1,975	1,778
Block, Inc. 3.50% 6/1/2031	825	649
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[5,6]	3,200	2,836
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	13,134	11,708
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	3,594	2,966
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[5,6]	5,650	4,439
BPCE 5.70% 10/22/2023[5]	28,166	28,140
BPCE 5.15% 7/21/2024[5]	5,481	5,395
BPCE 1.625% 1/14/2025[5]	2,980	2,821
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	4,729	4,294
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	2,150	2,128
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[5,6]	250	187
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,6]	6,195	5,822
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[5,6]	980	980
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	3,650	3,574
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	700	687
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[6]	4,525	4,471
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	2,430	2,359
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	515	491
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	2,445	2,396
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	1,776	1,691
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]	4,795	4,667
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	388
Chubb INA Holdings, Inc. 3.35% 5/3/2026	2,020	1,917
Chubb INA Holdings, Inc. 4.35% 11/3/2045	2,015	1,658
Citibank, NA 5.803% 9/29/2028	4,100	4,102
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,738
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[6]	6,304	5,574
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]	13,528	12,276
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,030	815
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	3,090	2,579
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	995	993
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	140	134
American Funds Insurance Series — Page 155 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Corebridge Financial, Inc. 3.50% 4/4/2025	USD1,439	$1,381
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,625
Corebridge Financial, Inc. 3.85% 4/5/2029	5,794	5,209
Corebridge Financial, Inc. 3.90% 4/5/2032	5,959	5,021
Corebridge Financial, Inc. 4.35% 4/5/2042	361	274
Corebridge Financial, Inc. 4.40% 4/5/2052	651	478
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[5,6]	4,450	4,138
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[5,6]	2,450	2,189
Credit Suisse AG 7.50% 2/15/2028	2,445	2,559
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[5,6]	2,990	2,611
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	2,975	2,772
Deutsche Bank AG 0.898% 5/28/2024	2,500	2,413
Deutsche Bank AG 3.70% 5/30/2024	5,150	5,046
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	3,673	3,549
Deutsche Bank AG 4.10% 1/13/2026	7,305	6,930
Deutsche Bank AG 4.10% 1/13/2026	857	817
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	27,047	24,468
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	7,536	6,565
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	10,074	8,796
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	8,403	8,358
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	3,200	2,582
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	3,235	2,410
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	1,200	1,060
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	870	860
Five Corners Funding Trust III 5.791% 2/15/2033[5]	942	925
Five Corners Funding Trust IV 5.997% 2/15/2053[5]	360	342
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	3,030	2,698
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	13,275	11,628
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	12,997	11,480
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	3,703	3,303
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	5,534	5,108
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[6]	5,114	4,842
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	9,600	8,722
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	10,662	8,530
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	3,160	2,044
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD CME Term SOFR + 4.096% on 11/10/2026)[6]	1,750	1,669
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[6]	5,270	4,654
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	14,232	11,738
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	5,250	4,069
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	4,463	3,433
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]	2,100	2,054
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]	1,600	1,538
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	469	402
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	3,206	2,673
Huarong Finance 2019 Co., Ltd. (3-month USD CME Term SOFR + 1.512%) 6.812% 2/24/2025[2]	397	373
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	6,669	6,294
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	480	433
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	200	176
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	2,106	1,824
American Funds Insurance Series — Page 156 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	USD1,680	$1,673
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]	840	817
Intercontinental Exchange, Inc. 4.35% 6/15/2029	8,710	8,200
Intercontinental Exchange, Inc. 4.60% 3/15/2033	4,601	4,227
Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,327	4,639
Intesa Sanpaolo SpA 5.017% 6/26/2024[5]	68,143	66,537
Intesa Sanpaolo SpA 3.25% 9/23/2024[5]	770	746
Intesa Sanpaolo SpA 5.71% 1/15/2026[5]	15,400	14,709
Intesa Sanpaolo SpA 3.875% 7/14/2027[5]	6,250	5,608
Intesa Sanpaolo SpA 3.875% 1/12/2028[5]	1,986	1,764
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,6]	5,100	4,604
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	2,060	1,696
JPMorgan Chase & Co. 0.969% 6/23/2025 (USD-SOFR + 0.58% on 6/23/2024)[6]	5,870	5,635
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	8,695	8,220
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]	4,196	4,168
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]	3,203	2,859
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[6]	5,965	5,228
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	9,282	8,425
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	15,283	14,736
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[6]	9,600	8,713
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[6]	2,453	2,068
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[6]	11,980	11,106
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	2,510	2,443
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[6]	1,991	1,615
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	1,126	854
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[6]	4,802	3,790
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	5,313	4,114
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	553	440
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	2,775	2,633
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	2,415	2,156
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]	1,375	1,344
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[5,6]	4,450	4,323
Korea Exchange Bank 3.25% 3/30/2027[5]	1,315	1,221
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	2,675	2,536
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	1,625	1,611
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	2,705	2,647
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	490	477
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	222	215
Mastercard, Inc. 4.85% 3/9/2033	2,787	2,694
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,6,8]	1,405	1,457
MetLife, Inc. 3.60% 11/13/2025	3,490	3,359
MetLife, Inc. 5.375% 7/15/2033	1,279	1,231
Metropolitan Life Global Funding I 5.40% 9/12/2028[5]	840	831
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	619	587
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]	2,960	2,800
American Funds Insurance Series — Page 157 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]	USD6,200	$5,494
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]	2,225	1,963
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[6]	2,970	2,644
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[6]	2,945	2,767
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	1,430	1,400
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	763	715
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]	4,615	4,083
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]	1,701	1,678
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[6]	2,390	2,287
Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[6]	3,065	3,006
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	2,300	2,233
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	8,508	7,520
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	9,403	9,059
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	21,869	21,048
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	85	63
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	11,777	8,882
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[6]	2,670	2,044
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[6]	8,152	8,203
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	3,525	3,327
MSCI, Inc. 3.25% 8/15/2033[5]	2,750	2,120
Nasdaq, Inc. 5.35% 6/28/2028	553	543
Nasdaq, Inc. 5.55% 2/15/2034	1,178	1,125
Nasdaq, Inc. 5.95% 8/15/2053	307	287
Nasdaq, Inc. 6.10% 6/28/2063	100	93
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	3,555	3,510
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[6]	1,140	1,096
Navient Corp. 6.75% 6/25/2025	425	419
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[5]	2,090	2,037
Onemain Finance Corp. 7.125% 3/15/2026	250	245
PayPal Holdings, Inc. 5.05% 6/1/2052	1,444	1,307
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	5,919	5,745
Rede D’Or Finance SARL 4.50% 1/22/2030[5]	1,572	1,330
Royal Bank of Canada 4.90% 1/12/2028	360	350
Royal Bank of Canada 5.00% 2/1/2033	3,591	3,349
Santander Holdings USA, Inc. 3.50% 6/7/2024	8,325	8,153
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	5,100	4,977
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[5]	1,120	1,041
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[5,6]	1,207	1,166
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	1,640	1,433
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	6,337	5,898
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,428
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	979
American Funds Insurance Series — Page 158 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	USD1,045	$1,038
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	365
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[5]	1,400	1,393
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	1,530	56
Swedbank AB 6.136% 9/12/2026[5]	1,600	1,594
Synchrony Financial 4.375% 3/19/2024	3,640	3,596
Toronto-Dominion Bank (The) 1.95% 1/12/2027	1,060	945
Toronto-Dominion Bank (The) 5.156% 1/10/2028	9,939	9,706
Toronto-Dominion Bank (The) 5.523% 7/17/2028	3,480	3,437
Travelers Companies, Inc. 2.55% 4/27/2050	623	364
Travelers Companies, Inc. 5.45% 5/25/2053	163	156
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[6]	1,370	1,356
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]	2,605	2,446
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[6]	2,750	2,460
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	1,223	1,152
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[6]	2,440	2,293
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	3,119	2,748
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	5,406	5,103
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[5,6]	850	818
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,6]	7,609	7,080
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[5,6]	11,200	9,960
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[5,6]	6,623	5,783
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[5,6]	1,265	1,264
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[5,6]	1,990	1,970
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[5,6,8]	1,202	1,011
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	6,916	6,043
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,6]	1,392	1,031
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	7,869	6,220
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[5,6]	4,038	3,055
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[5,6]	9,662	9,555
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[5,6]	5,000	5,778
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[5,6]	475	464
UniCredit SpA 4.625% 4/12/2027[5]	1,395	1,319
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,6]	16,130	14,689
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	404
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	3,524	3,397
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	6,615	6,078
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	678	595
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	13,490	12,876
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	2,545	2,484
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]	3,197	2,895
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	19,316	18,066
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]	188	178
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	5,759	4,514
Willis North America, Inc. 4.65% 6/15/2027	930	891
		1,043,980
American Funds Insurance Series — Page 159 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 4.06%	Principal amount (000)	Value (000)
AEP Texas, Inc. 3.45% 5/15/2051	USD1,380	$879
Alabama Power Co. 3.00% 3/15/2052	3,219	1,951
Alfa Desarrollo SpA 4.55% 9/27/2051[5]	999	684
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	423
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	4,717
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,722	1,347
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	2,400	2,177
Comision Federal de Electricidad 4.688% 5/15/2029[5]	3,655	3,295
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,390
Consumers Energy Co. 4.625% 5/15/2033	3,500	3,262
Consumers Energy Co. 3.10% 8/15/2050	4,123	2,668
DTE Electric Co. 5.20% 4/1/2033	215	209
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	304
Duke Energy Corp. 3.75% 4/15/2024	3,826	3,780
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	3,825
Duke Energy Florida, LLC 3.00% 12/15/2051	293	179
Duke Energy Florida, LLC 5.95% 11/15/2052	575	566
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,487
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,368
Duke Energy Progress, LLC 2.50% 8/15/2050	644	353
Edison International 4.95% 4/15/2025	175	172
Edison International 5.75% 6/15/2027	3,181	3,154
Edison International 4.125% 3/15/2028	4,219	3,889
Edison International 5.25% 11/15/2028	4,350	4,188
Edison International 6.95% 11/15/2029	2,425	2,503
Electricité de France SA 5.70% 5/23/2028[5]	675	669
Electricité de France SA 6.90% 5/23/2053[5]	2,114	2,102
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	1,025	1,070
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR2,800	2,440
Emera US Finance, LP 0.833% 6/15/2024	USD600	577
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,407
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[5]	1,310	1,203
Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	4,811
Entergy Louisiana, LLC 4.75% 9/15/2052	395	326
Eversource Energy 3.80% 12/1/2023	5,000	4,983
FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,064
FirstEnergy Corp. 2.65% 3/1/2030	12,524	10,222
FirstEnergy Corp. 2.25% 9/1/2030	12,602	9,782
FirstEnergy Corp., Series B, 4.15% 7/15/2027	12,178	11,330
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	4,000	3,473
Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,493
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,597
Florida Power & Light Co. 2.45% 2/3/2032	1,844	1,481
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,197
Florida Power & Light Co. 4.80% 5/15/2033	1,085	1,027
Georgia Power Co. 4.65% 5/16/2028	1,500	1,448
Georgia Power Co. 4.95% 5/17/2033	3,295	3,092
Georgia Power Co. 3.70% 1/30/2050	275	193
Israel Electric Corp., Ltd. 4.25% 8/14/2028[5]	10,190	9,367
Israel Electric Corp., Ltd. 3.75% 2/22/2032[5]	340	281
Jersey Central Power & Light Co. 2.75% 3/1/2032[5]	525	412
MidAmerican Energy Co. 5.35% 1/15/2034	200	197
American Funds Insurance Series — Page 160 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Co. 5.85% 9/15/2054	USD2,100	$2,073
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[5]	425	396
Mississippi Power Co. 4.25% 3/15/2042	5,020	3,891
Monongahela Power Co. 3.55% 5/15/2027[5]	1,700	1,574
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,249
NiSource, Inc. 5.40% 6/30/2033	650	624
Northern States Power Co. 5.10% 5/15/2053	1,747	1,567
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	205	189
Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,953
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	25,628
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,002
Pacific Gas and Electric Co. 3.30% 3/15/2027	5,645	5,102
Pacific Gas and Electric Co. 3.30% 12/1/2027	9,512	8,411
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,183
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,075	11,614
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,254
Pacific Gas and Electric Co. 6.10% 1/15/2029	3,760	3,675
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	31,354
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	16,446
Pacific Gas and Electric Co. 4.40% 3/1/2032	320	271
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,283	10,887
Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	6,350
Pacific Gas and Electric Co. 3.75% 8/15/2042	106	68
Pacific Gas and Electric Co. 4.75% 2/15/2044	336	249
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	8,899
Pacific Gas and Electric Co. 6.75% 1/15/2053	625	587
Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,387
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,364
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,173
Public Service Electric and Gas Co. 5.45% 8/1/2053	175	167
Puget Energy, Inc. 3.65% 5/15/2025	300	288
Southern California Edison Co. 4.90% 6/1/2026	1,375	1,351
Southern California Edison Co. 5.30% 3/1/2028	815	805
Southern California Edison Co. 4.20% 3/1/2029	10,726	9,997
Southern California Edison Co. 2.85% 8/1/2029	7,915	6,838
Southern California Edison Co. 2.50% 6/1/2031	5,088	4,049
Southern California Edison Co. 5.95% 11/1/2032	1,100	1,098
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,440
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,145
Southern California Edison Co. 5.625% 2/1/2036	7,051	6,640
Southern California Edison Co. 5.55% 1/15/2037	3,844	3,594
Southern California Edison Co. 5.95% 2/1/2038	5,121	4,989
Southern California Edison Co. 3.60% 2/1/2045	2,717	1,863
Southern California Edison Co. 4.00% 4/1/2047	9,334	6,764
Southern California Edison Co. 3.65% 2/1/2050	14,600	9,883
Southern California Edison Co. 3.45% 2/1/2052	950	607
Southern California Edison Co. 5.875% 12/1/2053	475	448
Southern Co. (The) 5.70% 3/15/2034	300	294
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,219
Southwestern Electric Power Co. 3.25% 11/1/2051	2,270	1,367
Union Electric Co. 2.15% 3/15/2032	3,175	2,437
Virginia Electric & Power 2.30% 11/15/2031	1,700	1,329
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,010
WEC Energy Group, Inc. 5.60% 9/12/2026	400	400
American Funds Insurance Series — Page 161 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Wisconsin Power and Light Co. 1.95% 9/16/2031	USD525	$399
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	734
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	220
Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,420
Xcel Energy, Inc. 1.75% 3/15/2027	4,363	3,843
Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,452
Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,178
		420,702
Health care 4.01%
Amgen, Inc. 5.507% 3/2/2026	725	721
Amgen, Inc. 5.15% 3/2/2028	5,326	5,240
Amgen, Inc. 4.05% 8/18/2029	7,429	6,899
Amgen, Inc. 2.45% 2/21/2030	5,131	4,251
Amgen, Inc. 5.25% 3/2/2030	2,854	2,789
Amgen, Inc. 4.20% 3/1/2033	8,502	7,565
Amgen, Inc. 5.25% 3/2/2033	8,757	8,375
Amgen, Inc. 5.60% 3/2/2043	1,340	1,247
Amgen, Inc. 4.875% 3/1/2053	3,360	2,798
Amgen, Inc. 5.65% 3/2/2053	2,434	2,280
Amgen, Inc. 4.40% 2/22/2062	196	145
Amgen, Inc. 5.75% 3/2/2063	1,998	1,845
AstraZeneca Finance, LLC 1.75% 5/28/2028	897	768
AstraZeneca Finance, LLC 4.90% 3/3/2030	66	64
AstraZeneca Finance, LLC 2.25% 5/28/2031	1,159	935
AstraZeneca Finance, LLC 4.875% 3/3/2033	2,520	2,433
AstraZeneca PLC 4.00% 1/17/2029	5,920	5,583
Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	830	473
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,026
Bristol-Myers Squibb Co. 2.95% 3/15/2032	4,085	3,411
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,208
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,579
Centene Corp. 4.25% 12/15/2027	14,860	13,712
Centene Corp. 2.45% 7/15/2028	12,410	10,495
Centene Corp. 4.625% 12/15/2029	14,945	13,477
Centene Corp. 3.375% 2/15/2030	15,718	13,128
Centene Corp. 2.50% 3/1/2031	8,550	6,578
Centene Corp. 2.625% 8/1/2031	2,510	1,926
CVS Health Corp. 5.125% 2/21/2030	1,720	1,655
CVS Health Corp. 5.25% 1/30/2031	960	923
CVS Health Corp. 5.25% 2/21/2033	2,122	2,011
CVS Health Corp. 5.30% 6/1/2033	2,393	2,268
CVS Health Corp. 5.625% 2/21/2053	40	36
CVS Health Corp. 5.875% 6/1/2053	4,897	4,532
CVS Health Corp. 6.00% 6/1/2063	1,344	1,236
Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,466
Elevance Health, Inc. 4.10% 5/15/2032	6,161	5,491
Elevance Health, Inc. 4.75% 2/15/2033	887	826
Elevance Health, Inc. 4.55% 5/15/2052	271	220
Elevance Health, Inc. 5.125% 2/15/2053	784	693
Eli Lilly and Co. 3.375% 3/15/2029	1,035	953
Eli Lilly and Co. 4.70% 2/27/2033	5,162	4,971
Eli Lilly and Co. 4.875% 2/27/2053	3,470	3,190
Eli Lilly and Co. 4.95% 2/27/2063	144	131
American Funds Insurance Series — Page 162 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	USD4,895	$4,889
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	207	205
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	7,896	7,839
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	215	219
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,259
Gilead Sciences, Inc. 5.55% 10/15/2053	4,978	4,790
HCA, Inc. 5.20% 6/1/2028	4,165	4,027
HCA, Inc. 2.375% 7/15/2031	2,233	1,711
HCA, Inc. 3.625% 3/15/2032	2,400	1,991
HCA, Inc. 4.625% 3/15/2052	226	170
Johnson & Johnson 0.95% 9/1/2027	12,708	10,926
Johnson & Johnson 2.10% 9/1/2040	670	429
Johnson & Johnson 2.25% 9/1/2050	1,758	1,016
Laboratory Corporation of America Holdings 1.55% 6/1/2026	773	693
Laboratory Corporation of America Holdings 4.70% 2/1/2045	3,975	3,244
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,384
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,741
Merck & Co., Inc. 4.90% 5/17/2044	380	347
Merck & Co., Inc. 2.75% 12/10/2051	808	489
Merck & Co., Inc. 5.00% 5/17/2053	895	815
Merck & Co., Inc. 5.15% 5/17/2063	208	190
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,326
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,442	4,201
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,747	3,484
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	1,558	1,200
Roche Holdings, Inc. 1.93% 12/13/2028[5]	7,545	6,446
Roche Holdings, Inc. 2.076% 12/13/2031[5]	9,309	7,349
Roche Holdings, Inc. 2.607% 12/13/2051[5]	645	386
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,509
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,202
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	68,853	61,424
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	26,363
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	29,270
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	985	953
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,265
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	378
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,664	1,519
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	918
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	768
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	376
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	60
Zoetis, Inc. 5.60% 11/16/2032	1,063	1,059
		415,383
Consumer discretionary 3.74%
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	154
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	335	280
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,324
Amazon.com, Inc. 3.45% 4/13/2029	600	554
Amazon.com, Inc. 2.875% 5/12/2041	650	460
Amazon.com, Inc. 3.10% 5/12/2051	5,705	3,769
Amazon.com, Inc. 3.95% 4/13/2052	1,635	1,265
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,631
Amazon.com, Inc. 4.10% 4/13/2062	470	358
American Funds Insurance Series — Page 163 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	USD255	$212
Bath & Body Works, Inc. 6.875% 11/1/2035	740	662
BMW US Capital, LLC 3.45% 4/1/2027[5]	1,075	1,008
BMW US Capital, LLC 5.05% 8/11/2028[5]	1,890	1,849
BMW US Capital, LLC 3.70% 4/1/2032[5]	1,350	1,180
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[5]	3,015	2,986
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	4,950	4,705
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[5]	1,750	1,690
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	3,567	3,338
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	832	817
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	3,230	2,745
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	8,174	6,381
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[5]	691	656
Ford Motor Co. 3.25% 2/12/2032	620	478
Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,750
Ford Motor Credit Co., LLC 6.95% 3/6/2026	655	655
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	755
Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	17,330
Ford Motor Credit Co., LLC 4.95% 5/28/2027	225	211
Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,280	35,809
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,557
Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,124	7,282
Ford Motor Credit Co., LLC 6.80% 5/12/2028	1,000	1,000
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	875
Ford Motor Credit Co., LLC 5.113% 5/3/2029	5,895	5,402
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	10,815
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,021
General Motors Co. 6.125% 10/1/2025	23,743	23,727
General Motors Co. 5.40% 10/15/2029	781	745
General Motors Co. 5.40% 4/1/2048	5,200	4,112
General Motors Financial Co., Inc. 1.05% 3/8/2024	4,200	4,107
General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,046
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	5,934
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	8,616
General Motors Financial Co., Inc. 2.40% 4/10/2028	13,909	11,842
General Motors Financial Co., Inc. 5.80% 6/23/2028	2,595	2,537
General Motors Financial Co., Inc. 2.40% 10/15/2028	464	385
General Motors Financial Co., Inc. 3.60% 6/21/2030	465	389
General Motors Financial Co., Inc. 2.35% 1/8/2031	6,075	4,599
General Motors Financial Co., Inc. 2.70% 6/10/2031	5,495	4,210
General Motors Financial Co., Inc. 6.40% 1/9/2033	2,455	2,400
Grand Canyon University 4.125% 10/1/2024	4,190	4,010
Hanesbrands, Inc. 9.00% 2/15/2031[5]	528	504
Home Depot, Inc. 2.95% 6/15/2029	4,641	4,137
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,606
Hyundai Capital America 0.875% 6/14/2024[5]	380	367
Hyundai Capital America 3.40% 6/20/2024[5]	8,180	8,027
Hyundai Capital America 1.00% 9/17/2024[5]	2,750	2,621
Hyundai Capital America 2.65% 2/10/2025[5]	12,372	11,822
Hyundai Capital America 1.80% 10/15/2025[5]	13,274	12,210
Hyundai Capital America 1.30% 1/8/2026[5]	6,000	5,405
Hyundai Capital America 5.50% 3/30/2026[5]	705	696
Hyundai Capital America 1.50% 6/15/2026[5]	7,475	6,643
Hyundai Capital America 1.65% 9/17/2026[5]	7,275	6,423
American Funds Insurance Series — Page 164 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 3.00% 2/10/2027[5]	USD9,000	$8,159
Hyundai Capital America 2.375% 10/15/2027[5]	7,543	6,535
Hyundai Capital America 1.80% 1/10/2028[5]	5,965	5,002
Hyundai Capital America 5.60% 3/30/2028[5]	1,385	1,356
Hyundai Capital America 2.00% 6/15/2028[5]	5,775	4,802
Hyundai Capital America 5.68% 6/26/2028[5]	2,590	2,534
Hyundai Capital America 2.10% 9/15/2028[5]	3,010	2,500
Hyundai Capital America 6.10% 9/21/2028[5]	2,655	2,637
Hyundai Capital America 5.80% 4/1/2030[5]	2,398	2,335
Hyundai Capital America 5.70% 6/26/2030[5]	1,555	1,497
Hyundai Capital Services, Inc. 1.25% 2/8/2026[5]	3,695	3,317
KIA Corp. 2.375% 2/14/2025[5]	1,580	1,508
Marriott International, Inc. 5.75% 5/1/2025	190	190
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,358
Marriott International, Inc. 4.90% 4/15/2029	653	623
McDonald’s Corp. 2.125% 3/1/2030	2,482	2,036
McDonald’s Corp. 3.60% 7/1/2030	1,014	906
McDonald’s Corp. 4.60% 9/9/2032	304	286
McDonald’s Corp. 4.95% 8/14/2033	238	227
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,883
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,072
McDonald’s Corp. 5.15% 9/9/2052	509	457
Meituan 3.05% 10/28/2030[5]	3,200	2,487
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[5]	3,167	2,653
Sands China, Ltd. 2.55% 3/8/2027	2,368	2,056
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	5,486	4,776
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	825	817
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	5,119	3,950
Stellantis Finance US, Inc. 6.375% 9/12/2032[5]	8,490	8,365
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,385
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,541
Travel + Leisure Co. 6.625% 7/31/2026[5]	675	657
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[5]	15,000	14,969
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[5]	546	529
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[5]	2,636	2,527
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[5]	2,550	2,175
Wynn Resorts Finance, LLC 5.125% 10/1/2029[5]	410	359
		387,550
Industrials 2.89%
ADT Security Corp. 4.125% 8/1/2029[5]	510	432
Air Lease Corp. 0.80% 8/18/2024	3,175	3,028
Air Lease Corp. 2.875% 1/15/2026	10,172	9,476
Air Lease Corp. 2.20% 1/15/2027	4,341	3,847
Air Lease Corp. 5.30% 2/1/2028	3,725	3,601
Air Lease Corp. 2.10% 9/1/2028	2,450	2,036
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[5]	12,514	12,252
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[5]	8,333	7,469
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[5]	3,302	3,105
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[5]	8,000	7,132
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[5]	2,142	1,810
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[6,8]	1,680	1,644
Boeing Co. 1.95% 2/1/2024	5,206	5,135
American Funds Insurance Series — Page 165 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 2.80% 3/1/2024	USD500	$493
Boeing Co. 4.875% 5/1/2025	31,869	31,327
Boeing Co. 2.75% 2/1/2026	17,237	16,107
Boeing Co. 2.196% 2/4/2026	17,998	16,530
Boeing Co. 3.10% 5/1/2026	649	606
Boeing Co. 2.70% 2/1/2027	6,473	5,865
Boeing Co. 5.04% 5/1/2027	14,350	14,017
Boeing Co. 3.25% 2/1/2028	10,801	9,748
Boeing Co. 3.25% 3/1/2028	1,925	1,731
Boeing Co. 5.15% 5/1/2030	41,174	39,354
Boeing Co. 3.625% 2/1/2031	877	758
Boeing Co. 3.90% 5/1/2049	1,411	986
Boeing Co. 5.805% 5/1/2050	4,836	4,383
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	952
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,432
Carrier Global Corp. 3.377% 4/5/2040	14,710	10,529
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[5]	1,260	1,215
CSX Corp. 4.10% 11/15/2032	1,886	1,698
CSX Corp. 5.20% 11/15/2033	1,333	1,290
CSX Corp. 4.50% 11/15/2052	6,670	5,437
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	2,798	2,416
General Dynamics Corp. 3.75% 5/15/2028	479	450
General Dynamics Corp. 3.625% 4/1/2030	387	351
Ingersoll-Rand, Inc. 5.40% 8/14/2028	801	788
Ingersoll-Rand, Inc. 5.70% 8/14/2033	946	913
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,083
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]	2,690	2,485
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,672
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,333
Northrop Grumman Corp. 3.25% 1/15/2028	10,845	9,953
Northrop Grumman Corp. 4.70% 3/15/2033	4,259	3,978
Northrop Grumman Corp. 4.95% 3/15/2053	2,459	2,163
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,258
Republic Services, Inc. 5.00% 4/1/2034	15	14
RTX Corp. 3.125% 5/4/2027	4,551	4,188
RTX Corp. 4.125% 11/16/2028	4,974	4,641
RTX Corp. 2.375% 3/15/2032	451	348
RTX Corp. 5.15% 2/27/2033	1,664	1,577
RTX Corp. 2.82% 9/1/2051	665	382
RTX Corp. 3.03% 3/15/2052	1,190	717
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[5]	2,550	1,946
Triton Container International, Ltd. 1.15% 6/7/2024[5]	1,609	1,549
Triton Container International, Ltd. 3.15% 6/15/2031[5]	2,482	1,874
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,000
Union Pacific Corp. 2.40% 2/5/2030	4,454	3,730
Union Pacific Corp. 2.375% 5/20/2031	2,298	1,862
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,331
Union Pacific Corp. 3.25% 2/5/2050	7,000	4,726
Union Pacific Corp. 2.95% 3/10/2052	1,405	867
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,432
Veralto Corp. 5.50% 9/18/2026[5]	350	349
Veralto Corp. 5.35% 9/18/2028[5]	2,450	2,423
Veralto Corp. 5.45% 9/18/2033[5]	1,680	1,626
Waste Management, Inc. 1.50% 3/15/2031	419	318
American Funds Insurance Series — Page 166 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 4.15% 4/15/2032	USD688	$627
Waste Management, Inc. 4.875% 2/15/2034	2,830	2,680
		299,475
Communication services 2.71%
AT&T, Inc. 1.70% 3/25/2026	18,834	17,093
AT&T, Inc. 1.65% 2/1/2028	4,700	3,969
AT&T, Inc. 4.30% 2/15/2030	15,940	14,520
AT&T, Inc. 2.55% 12/1/2033	12,748	9,367
AT&T, Inc. 5.40% 2/15/2034	629	589
CCO Holdings, LLC 5.125% 5/1/2027[5]	4,800	4,477
CCO Holdings, LLC 4.75% 2/1/2032[5]	1,265	1,013
CCO Holdings, LLC 4.25% 1/15/2034[5]	3,875	2,857
Charter Communications Operating, LLC 2.25% 1/15/2029	1,351	1,102
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	4,727
Charter Communications Operating, LLC 4.40% 4/1/2033	1,947	1,657
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	3,996
Charter Communications Operating, LLC 5.25% 4/1/2053	835	625
Comcast Corp. 3.15% 2/15/2028	7,200	6,588
Comcast Corp. 4.55% 1/15/2029	1,610	1,547
Comcast Corp. 4.80% 5/15/2033	4,508	4,231
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.35% 5/15/2053	4,840	4,417
Comcast Corp. 5.50% 5/15/2064	250	228
Lumen Technologies, Inc. 4.00% 2/15/2027[5]	6,756	4,458
Netflix, Inc. 4.875% 4/15/2028	19,943	19,345
Netflix, Inc. 5.875% 11/15/2028	29,780	30,023
Netflix, Inc. 6.375% 5/15/2029	5,078	5,249
Netflix, Inc. 5.375% 11/15/2029[5]	14,399	14,068
Netflix, Inc. 4.875% 6/15/2030[5]	10,902	10,335
News Corp. 5.125% 2/15/2032[5]	1,300	1,137
SBA Tower Trust 1.631% 11/15/2026[5]	6,741	5,837
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	675	577
Sprint Corp. 7.625% 2/15/2025	6,665	6,768
Tencent Holdings, Ltd. 2.39% 6/3/2030[5]	10,000	8,029
T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,161
T-Mobile USA, Inc. 2.25% 2/15/2026	2,388	2,200
T-Mobile USA, Inc. 2.625% 4/15/2026	9,691	8,971
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,674
T-Mobile USA, Inc. 4.95% 3/15/2028	705	685
T-Mobile USA, Inc. 4.80% 7/15/2028	175	168
T-Mobile USA, Inc. 2.625% 2/15/2029	3,117	2,644
T-Mobile USA, Inc. 2.40% 3/15/2029	1,224	1,031
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	3,989
T-Mobile USA, Inc. 2.875% 2/15/2031	17,956	14,575
T-Mobile USA, Inc. 5.05% 7/15/2033	2,137	1,983
T-Mobile USA, Inc. 5.75% 1/15/2034	730	712
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,392
T-Mobile USA, Inc. 6.00% 6/15/2054	1,520	1,450
Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,447
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	6,894
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,021
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,118
Verizon Communications, Inc. 3.40% 3/22/2041	1,085	770
American Funds Insurance Series — Page 167 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 3.55% 3/22/2051	USD1,520	$1,001
Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,223
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,214
WarnerMedia Holdings, Inc. 3.428% 3/15/2024	6,552	6,470
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	2,948
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	7,031	6,494
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,316	1,173
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	95
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	719	556
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,408	4,022
WarnerMedia Holdings, Inc. 5.391% 3/15/2062	577	427
ZipRecruiter, Inc. 5.00% 1/15/2030[5]	1,500	1,179
		280,527
Energy 2.42%
Antero Resources Corp. 5.375% 3/1/2030[5]	280	258
Apache Corp. 4.625% 11/15/2025	645	620
Apache Corp. 4.25% 1/15/2030	2,465	2,193
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,020
BP Capital Markets America, Inc. 4.893% 9/11/2033	3,701	3,477
BP Capital Markets America, Inc. 3.001% 3/17/2052	710	436
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	704
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,734
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	12,938
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,309
Cenovus Energy, Inc. 5.25% 6/15/2037	289	260
Cenovus Energy, Inc. 5.40% 6/15/2047	8,809	7,578
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Cheniere Energy Partners, LP 3.25% 1/31/2032	937	746
Chevron Corp. 2.954% 5/16/2026	3,365	3,184
Chevron Corp. 3.078% 5/11/2050	692	465
Civitas Resources, Inc. 8.75% 7/1/2031[5]	1,400	1,432
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[5]	1,152	1,127
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[5]	268	265
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[5]	813	794
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[5]	546	532
ConocoPhillips Co. 3.80% 3/15/2052	15	11
ConocoPhillips Co. 5.30% 5/15/2053	6,279	5,775
ConocoPhillips Co. 5.55% 3/15/2054	1,708	1,625
Devon Energy Corp. 4.50% 1/15/2030	5,197	4,725
DT Midstream, Inc. 4.125% 6/15/2029[5]	555	481
Ecopetrol SA 4.625% 11/2/2031	270	206
Ecopetrol SA 8.875% 1/13/2033	15,110	14,771
Enbridge, Inc. 4.00% 10/1/2023	1,500	1,500
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,8]	500	400
Energy Transfer, LP (3-month USD CME Term SOFR + 4.29%) 9.654% junior subordinated perpetual bonds[2]	7,850	7,348
EQT Corp. 5.70% 4/1/2028	1,223	1,200
EQT Corp. 7.25% 2/1/2030[6]	7,500	7,724
Equinor ASA 3.625% 9/10/2028	4,928	4,600
Equinor ASA 3.125% 4/6/2030	20,000	17,711
Equinor ASA 3.25% 11/18/2049	5,687	3,809
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,388
Exxon Mobil Corp. 2.61% 10/15/2030	1,040	879
American Funds Insurance Series — Page 168 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.20% 6/1/2033	USD2,169	$2,008
Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	4,890
Occidental Petroleum Corp. 6.60% 3/15/2046	1,191	1,172
Odebrecht Drilling Services, LLC 7.50% 6/15/2030[5]	6	6
Odebrecht Oil & Gas Finance, Ltd. 0% perpetual bonds[5]	1,150	27
Oleoducto Central SA 4.00% 7/14/2027[5]	1,715	1,530
Oleoducto Central SA 4.00% 7/14/2027	350	312
ONEOK, Inc. 5.55% 11/1/2026	736	731
ONEOK, Inc. 5.65% 11/1/2028	952	940
ONEOK, Inc. 5.80% 11/1/2030	896	878
ONEOK, Inc. 6.05% 9/1/2033	6,662	6,549
ONEOK, Inc. 6.625% 9/1/2053	5,607	5,497
Petroleos Mexicanos 4.875% 1/18/2024	1,563	1,551
Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,794
Petroleos Mexicanos 6.49% 1/23/2027	20,653	18,342
Petroleos Mexicanos 6.50% 3/13/2027	31,829	28,089
Petroleos Mexicanos 6.50% 1/23/2029	2,404	1,953
Petroleos Mexicanos 8.75% 6/2/2029	5,805	5,149
Petroleos Mexicanos 5.95% 1/28/2031	648	464
Petroleos Mexicanos 6.70% 2/16/2032	7,876	5,854
Qatar Energy 2.25% 7/12/2031[5]	22,020	17,689
Qatar Energy 3.30% 7/12/2051[5]	2,185	1,423
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	1,000	998
Shell International Finance BV 3.875% 11/13/2028	9,410	8,892
Shell International Finance BV 2.75% 4/6/2030	377	324
Southwestern Energy Co. 5.70% 1/23/2025[6]	495	488
TotalEnergies Capital International SA 3.455% 2/19/2029	885	810
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,412
Western Midstream Operating, LP 3.10% 2/1/2025[6]	2,782	2,664
Western Midstream Operating, LP 4.05% 2/1/2030[6]	2,202	1,927
Western Midstream Operating, LP 5.25% 2/1/2050[6]	3,079	2,402
Williams Companies, Inc. 4.50% 11/15/2023	500	499
Williams Companies, Inc. 4.30% 3/4/2024	595	591
		251,093
Consumer staples 1.55%
7-Eleven, Inc. 1.80% 2/10/2031[5]	2,923	2,218
7-Eleven, Inc. 2.80% 2/10/2051[5]	5,000	2,827
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,453
Altria Group, Inc. 4.50% 5/2/2043	1,585	1,180
Altria Group, Inc. 5.95% 2/14/2049	3,184	2,864
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	7,500	7,275
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,522
BAT Capital Corp. 3.557% 8/15/2027	9,271	8,487
BAT Capital Corp. 2.259% 3/25/2028	2,353	1,992
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,178
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,359
BAT Capital Corp. 6.421% 8/2/2033	6,375	6,201
BAT Capital Corp. 4.39% 8/15/2037	812	622
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,270
BAT Capital Corp. 4.54% 8/15/2047	10,760	7,415
BAT Capital Corp. 4.758% 9/6/2049	15,972	11,250
BAT Capital Corp. 5.65% 3/16/2052	120	96
BAT Capital Corp. 7.081% 8/2/2053	3,769	3,564
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT International Finance PLC 3.95% 6/15/2025[5]	USD16,879	$16,385
BAT International Finance PLC 1.668% 3/25/2026	4,070	3,668
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,729
Conagra Brands, Inc. 5.30% 11/1/2038	436	384
Conagra Brands, Inc. 5.40% 11/1/2048	37	31
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	6,966
Constellation Brands, Inc. 4.35% 5/9/2027	890	852
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,160
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,833
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,607
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,277
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,521
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	477
JBS USA Lux SA 2.50% 1/15/2027	3,000	2,653
JBS USA Lux SA 3.00% 2/2/2029	2,709	2,275
JBS USA Lux SA 5.50% 1/15/2030	435	406
JBS USA Lux SA 3.625% 1/15/2032	1,430	1,140
JBS USA Lux SA 3.00% 5/15/2032	3,430	2,591
JBS USA Lux SA 5.75% 4/1/2033	2,107	1,930
PepsiCo, Inc. 1.95% 10/21/2031	4,763	3,758
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,467
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,743
Philip Morris International, Inc. 5.125% 2/15/2030	982	942
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,441
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,559
Philip Morris International, Inc. 4.875% 11/15/2043	4,407	3,677
Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,166
Reynolds American, Inc. 5.85% 8/15/2045	1,395	1,157
Walmart, Inc. 4.10% 4/15/2033	1,479	1,354
Walmart, Inc. 4.50% 4/15/2053	1,277	1,100
		161,022
Real estate 0.77%
American Tower Corp. 3.65% 3/15/2027	1,375	1,275
Boston Properties, LP 2.90% 3/15/2030	955	757
Boston Properties, LP 3.25% 1/30/2031	463	365
Boston Properties, LP 2.55% 4/1/2032	1,674	1,210
Boston Properties, LP 2.45% 10/1/2033	1,335	912
Boston Properties, LP 6.50% 1/15/2034	10,849	10,352
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[5]	395	322
Corporate Office Properties, LP 2.00% 1/15/2029	1,139	893
Corporate Office Properties, LP 2.75% 4/15/2031	1,547	1,163
Corporate Office Properties, LP 2.90% 12/1/2033	564	396
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,713
Equinix, Inc. 2.90% 11/18/2026	2,762	2,538
Equinix, Inc. 3.20% 11/18/2029	2,146	1,839
Equinix, Inc. 2.50% 5/15/2031	5,155	4,028
Equinix, Inc. 3.90% 4/15/2032	1,155	988
Equinix, Inc. 3.40% 2/15/2052	436	277
FibraSOMA 4.375% 7/22/2031[5]	1,475	1,104
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	675	519
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	642
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	988
Iron Mountain, Inc. 4.875% 9/15/2027[5]	1,605	1,482
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain, Inc. 5.25% 3/15/2028[5]	USD3,500	$3,240
Iron Mountain, Inc. 5.25% 7/15/2030[5]	675	591
Prologis, LP 4.875% 6/15/2028	1,040	1,014
Prologis, LP 4.75% 6/15/2033	1,409	1,300
Prologis, LP 5.125% 1/15/2034	6,175	5,837
Prologis, LP 5.25% 6/15/2053	117	105
Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,334
Scentre Group Trust 1 3.50% 2/12/2025[5]	4,015	3,874
Service Properties Trust 4.50% 3/15/2025	855	801
Service Properties Trust 3.95% 1/15/2028	1,710	1,334
VICI Properties, LP 4.375% 5/15/2025	670	648
VICI Properties, LP 4.75% 2/15/2028	6,844	6,408
VICI Properties, LP 4.95% 2/15/2030	5,515	5,053
VICI Properties, LP 5.125% 5/15/2032	11,766	10,544
VICI Properties, LP 5.625% 5/15/2052	550	456
		80,302
Information technology 0.42%
Analog Devices, Inc. 2.10% 10/1/2031	270	213
Analog Devices, Inc. 2.80% 10/1/2041	521	348
Apple, Inc. 4.00% 5/10/2028	2,850	2,738
Apple, Inc. 3.35% 8/8/2032	103	91
Apple, Inc. 4.30% 5/10/2033	1,205	1,138
Apple, Inc. 3.95% 8/8/2052	1,768	1,388
Broadcom Corp. 3.875% 1/15/2027	5,966	5,608
Broadcom, Inc. 4.00% 4/15/2029[5]	1,079	974
Broadcom, Inc. 4.15% 4/15/2032[5]	2,270	1,971
Broadcom, Inc. 3.469% 4/15/2034[5]	9,934	7,806
Broadcom, Inc. 3.137% 11/15/2035[5]	847	618
Broadcom, Inc. 4.926% 5/15/2037[5]	7,140	6,158
Oracle Corp. 1.65% 3/25/2026	4,867	4,410
Oracle Corp. 3.60% 4/1/2050	75	49
Oracle Corp. 3.95% 3/25/2051	4,064	2,789
Oracle Corp. 5.55% 2/6/2053	615	539
Salesforce, Inc. 1.95% 7/15/2031	4,590	3,637
Salesforce, Inc. 2.70% 7/15/2041	414	281
Salesforce, Inc. 2.90% 7/15/2051	2,442	1,526
ServiceNow, Inc. 1.40% 9/1/2030	1,760	1,352
		43,634
Materials 0.27%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,000
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	1,225	1,208
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	1,307	1,273
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	441	419
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	911	873
Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	700	646
Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,836
Celanese US Holdings, LLC 6.35% 11/15/2028	495	489
Celanese US Holdings, LLC 6.33% 7/15/2029	297	291
Celanese US Holdings, LLC 6.55% 11/15/2030	465	455
Celanese US Holdings, LLC 6.379% 7/15/2032	2,200	2,122
Celanese US Holdings, LLC 6.70% 11/15/2033	1,031	1,004
EIDP, Inc. 4.50% 5/15/2026	1,494	1,456
American Funds Insurance Series — Page 171 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
EIDP, Inc. 4.80% 5/15/2033	USD4,840	$4,517
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]	2,861	2,155
Methanex Corp. 5.125% 10/15/2027	510	471
Nova Chemicals Corp. 4.25% 5/15/2029[5]	425	331
Nutrien, Ltd. 4.90% 3/27/2028	567	548
Nutrien, Ltd. 5.80% 3/27/2053	402	370
OCI NV 6.70% 3/16/2033[5]	1,350	1,290
POSCO 5.75% 1/17/2028[5]	745	741
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	440	423
Rio Tinto Finance (USA) PLC 5.125% 3/9/2053	470	429
South32 Treasury, Ltd. 4.35% 4/14/2032[5]	1,384	1,169
		27,516
Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[5]	730	569
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	565	412
		981
Total corporate bonds, notes & loans		3,412,165
U.S. Treasury bonds & notes 18.51% U.S. Treasury 16.42%
U.S. Treasury 2.25% 12/31/2023	378	375
U.S. Treasury 1.50% 2/29/2024	407	400
U.S. Treasury 2.125% 2/29/2024	7,655	7,554
U.S. Treasury 3.875% 3/31/2025	25,252	24,751
U.S. Treasury 4.625% 6/30/2025	167,785	166,350
U.S. Treasury 3.00% 7/15/2025	97,643	94,104
U.S. Treasury 5.00% 8/31/2025	11,444	11,422
U.S. Treasury 2.25% 11/15/2025	6,785	6,412
U.S. Treasury 0.375% 12/31/2025	44,080	39,853
U.S. Treasury 3.625% 5/15/2026	1,926	1,867
U.S. Treasury 4.125% 6/15/2026	205	201
U.S. Treasury 4.375% 8/15/2026	265	262
U.S. Treasury 0.75% 8/31/2026	8,871	7,901
U.S. Treasury 4.625% 9/15/2026	827	823
U.S. Treasury 1.875% 2/28/2027	4,000	3,641
U.S. Treasury 2.75% 4/30/2027	11,500	10,754
U.S. Treasury 2.625% 5/31/2027	43,530	40,476
U.S. Treasury 2.25% 11/15/2027	105,830	96,272
U.S. Treasury 6.125% 11/15/2027	24,000	25,286
U.S. Treasury 1.125% 2/29/2028	9,895	8,515
U.S. Treasury 4.00% 2/29/2028	4,750	4,628
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 1.00% 7/31/2028	5,630	4,750
U.S. Treasury 1.125% 8/31/2028	13,555	11,481
U.S. Treasury 4.375% 8/31/2028	224,289	222,067
U.S. Treasury 5.25% 11/15/2028	5,700	5,854
U.S. Treasury 2.375% 5/15/2029	4,070	3,618
U.S. Treasury 3.875% 12/31/2029	155,100	148,593
U.S. Treasury 4.00% 2/28/2030	38,255	36,898
U.S. Treasury 3.75% 5/31/2030	25,000	23,740
U.S. Treasury 4.125% 8/31/2030	27,120	26,320
U.S. Treasury 1.625% 5/15/2031	1,630	1,324
American Funds Insurance Series — Page 172 of 274

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 11/15/2032	USD114	$110
U.S. Treasury 3.875% 8/15/2033	73,723	69,651
U.S. Treasury 4.25% 5/15/2039[10]	102,285	96,373
U.S. Treasury 1.125% 5/15/2040[10]	103,968	59,670
U.S. Treasury 1.375% 11/15/2040	24,540	14,513
U.S. Treasury 1.875% 2/15/2041	36,900	23,790
U.S. Treasury 2.00% 11/15/2041	57	37
U.S. Treasury 2.375% 2/15/2042	2,701	1,865
U.S. Treasury 3.875% 5/15/2043	34,610	30,084
U.S. Treasury 3.00% 2/15/2049	129,850	94,955
U.S. Treasury 2.875% 5/15/2049	290	207
U.S. Treasury 1.25% 5/15/2050[10]	3,390	1,597
U.S. Treasury 1.875% 11/15/2051	4,670	2,600
U.S. Treasury 2.875% 5/15/2052	990	701
U.S. Treasury 4.00% 11/15/2052	13,243	11,734
U.S. Treasury 3.625% 5/15/2053[10]	309,236	255,993
U.S. Treasury 4.125% 8/15/2053	1,195	1,085
		1,701,470
U.S. Treasury inflation-protected securities 2.09%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[11]	— [3]	— [3]
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	67,678	66,153
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	2,909	2,799
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	33,200	31,800
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,760	5,359
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[11]	36,998	33,970
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	61,830	57,356
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[10,11]	20,682	19,071
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	1	— [3]
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[11]	187	102
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	59	49
		216,659
Total U.S. Treasury bonds & notes		1,918,129
Asset-backed obligations 5.01%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[1,5]	25	25
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	307	297
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,5]	180	177
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	504
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 6/15/2026[1,5]	2,410	2,384
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,5]	360	358
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,5]	967	964
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,5]	251	250
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,5]	806	784
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,5]	1,115	1,089
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	2,733	2,619
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	396	383
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	1,383	1,383
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	997	948
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,020
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,362
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,5]	2,755	2,741
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,5]	USD2,210	$2,162
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	7,689	7,211
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	2,427	2,217
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	623	577
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,5]	1,279	1,198
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,5]	3,445	3,044
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,5]	531	466
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,5]	193	168
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	6,724	6,668
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	5,059	4,990
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/20/2030[1,2,5]	453	452
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	112	107
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]	269	240
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]	3,630	3,105
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]	446	374
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	213
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	695	693
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	194
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	190
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	284	285
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	469	467
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	201	190
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	172	170
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	15,303	12,980
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,5]	5,944	4,864
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,5]	650	509
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	528	480
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	18,497	16,817
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	1,924	1,615
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	3,362	2,958
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,5]	364	287
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	5,994	5,269
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,5]	1,898	1,628
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	14,984	14,595
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	6,572	6,357
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	1,226	1,226
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	1,635	1,635
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	799	800
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	2,070	1,794
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	4,285	3,725
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,5]	393	331
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]	735	728
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,5]	542	543
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,5]	USD564	$546
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,5]	1,107	1,106
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,5]	2,111	2,068
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,5]	2,797	2,704
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]	8,396	8,179
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[1]	1,731	1,729
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[1]	1,871	1,850
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	4,053	3,837
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[1,5]	461	459
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,5]	396	390
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,5]	543	534
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,5]	449	421
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[1,5]	65	65
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,5]	1,231	1,204
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,5]	832	778
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	545	545
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,5]	819	816
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,5]	846	848
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	383	332
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,5]	897	859
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	1,200	1,175
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[1,5]	1,047	1,043
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]	160	160
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[1,5]	1,351	1,340
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]	198	198
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[1]	166	166
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]	176	176
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,5]	465	457
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	1,082	1,064
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	837	823
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	100	100
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	3,047	3,020
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	568	562
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	2,612	2,428
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	232	231
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	418	416
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	258
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	758	757
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	462	460
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,5]	1,014	1,030
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	1,184	1,162
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	17,848	16,201
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]	1,378	1,220
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,5]	1,733	1,625
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	561	558
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	312	310
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	454	451
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	307	304
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	2,517	2,507
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	760
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	590
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[1,5]	2,180	2,165
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,5]	30,070	29,029
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	1,619	1,536
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	4,218	4,091
American Funds Insurance Series — Page 175 of 274

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,5]	USD5,833	$5,731
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	1,837	1,605
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	1,321	1,118
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]	147	120
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	2,551	2,266
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	8,892	7,659
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	2,485	2,159
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,5]	194	165
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,5]	710	707
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	1,175	1,172
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	561	559
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	507	502
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	804
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	483
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	320
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,5]	4,815	4,736
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	2,703	2,726
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]	1,600	1,588
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,5]	948	937
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,7]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	12,703	12,062
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	1,171	1,110
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]	810	768
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	17,770	15,615
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,264	1,110
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]	859	749
Hertz Vehicle Financing, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	330	328
Hertz Vehicle Financing, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,5]	396	394
Hertz Vehicle Financing, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,5]	585	582
Hertz Vehicle Financing, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	1,174	1,017
Hertz Vehicle Financing, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,5]	881	802
Hertz Vehicle Financing, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,5]	454	449
Hertz Vehicle Financing, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,5]	289	290
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	342	339
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.38% 6/21/2029[1]	188	186
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	160
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	159
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,5]	396	389
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	1,426	1,423
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	304	291
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	773	767
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	706	700
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	2,068	2,063
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	438	433
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	861	851
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	615	603
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,5]	848	847
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	1,361	1,329
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,5]	714	712
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]	623	619
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,5]	483	482
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	123	120
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.595% 7/21/2030[1,2,5]	869	867
American Funds Insurance Series — Page 176 of 274

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.72% 4/15/2029[1,2,5]	USD407	$407
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,12]	1,006	1,004
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,12]	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	3,155	3,131
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	3,548	3,017
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	2,227	1,866
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	802	677
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	4,141	3,609
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	258	231
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	4,498	4,012
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	10,281	9,164
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.179% 4/20/2062[1,2,5]	3,316	3,263
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	50,765	43,844
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.583% 7/25/2030[1,2,5]	255	253
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	155	149
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.488% 4/20/2029[1,2,5]	198	197
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[1,5]	7,884	7,521
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	1,721	1,669
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.463% 8/16/2027[1,2,5]	1,393	1,397
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	1,710	1,709
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	4,558	4,501
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,5]	909	903
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[1,5]	1,163	1,158
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]	238	238
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.684% 7/25/2051[1,2,5]	365	362
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	410	410
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[1]	993	984
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	1,702	1,665
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	917	900
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	1,802	1,714
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[1]	1,136	1,118
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	2,236	2,099
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	856	832
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	698
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	2,043	2,041
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	624	618
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	361	357
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,5]	2,504	2,135
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,5]	461	386
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,5]	919	907
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.854% 11/15/2052[1,2,5]	1,015	1,018
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	2,261	1,942
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	2,788	2,503
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	377	305
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	848	770
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	954	850
American Funds Insurance Series — Page 177 of 274

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	USD1,863	$1,706
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	6,025	6,020
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	2,665	2,345
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,5]	1,107	1,007
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	2,016	1,770
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[1,5]	5,755	4,862
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[1,5]	321	268
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	4,840	4,141
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,5]	4,038	3,506
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,5]	121	99
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,5]	6,000	5,870
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	9,596	8,231
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	3,296	2,758
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,5]	321	266
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,200
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	5,380	5,240
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[1,5]	493	490
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,5]	3,023	2,935
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[1,5]	868	863
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,5]	2,181	2,112
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]	180	179
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,5]	1,446	1,354
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	1,799	1,793
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	3,420	3,409
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	1,175	1,171
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	2,219	2,206
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	1,236	1,225
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	288
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	229
		519,344
Municipals 1.44% California 0.03%
G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,426
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	450	355
		2,781
Illinois 1.35%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	63
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	27,861
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,168
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,243
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	107,000	101,677
		140,012
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,706
American Funds Insurance Series — Page 178 of 274

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Bonds, notes & other debt instruments (continued) Municipals (continued) Wisconsin 0.04%	Principal amount (000)	Value (000)
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD4,565	$4,070
Total municipals		149,569
Bonds & notes of governments & government agencies outside the U.S. 1.21%
Chile (Republic of) 4.00% 1/31/2052	580	424
Colombia (Republic of) 7.50% 2/2/2034	2,530	2,397
Dominican Republic 5.95% 1/25/2027[5]	8,100	7,851
Dominican Republic 7.05% 2/3/2031[5]	680	658
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR21,570	22,848
Greece (Hellenic Republic of) 1.50% 6/18/2030	10,830	9,751
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	7,930
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	25,033
Indonesia (Republic of) 6.625% 2/15/2034	IDR11,783,000	754
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	43,391,000	2,831
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,828
Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023[5]	USD1,020	1,020
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[5]	1,150	935
Panama (Republic of) 3.362% 6/30/2031	4,835	4,032
Paraguay (Republic of) 5.00% 4/15/2026	960	939
Poland (Republic of) 5.75% 11/16/2032	555	557
Poland (Republic of) 4.875% 10/4/2033	830	774
Portuguese Republic 5.125% 10/15/2024	24,775	24,572
Qatar (State of) 4.50% 4/23/2028[5]	5,100	5,018
Qatar (State of) 5.103% 4/23/2048[5]	3,400	3,085
		125,237
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 4/24/2026[10]	11,910	11,113
Total bonds, notes & other debt instruments (cost: $10,906,034,000)		10,131,827
Common stocks 0.00% Energy 0.00%	Shares
FORESEA Holding SA, Class C, nonvoting shares[5,13]	555	14
FORESEA Holding SA, Class B5,13	61	2
		16
Total common stocks (cost: $8,000)		16
Short-term securities 24.48% Money market investments 24.48%
Capital Group Central Cash Fund 5.44%[14,15]	25,380,810	2,537,827
Total short-term securities (cost: $2,537,801,000)		2,537,827
Total investment securities 122.24% (cost: $13,443,843,000)		12,669,670
Other assets less liabilities (22.24)%		(2,305,391)
Net assets 100.00%		$10,364,279
American Funds Insurance Series — Page 179 of 274

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2023 (000)
30 Day Federal Funds Futures	Short	17	11/1/2023	USD(6,706)	$21
30 Day Federal Funds Futures	Short	2	12/1/2023	(789)	1
3 Month SOFR Futures	Short	78	12/20/2023	(18,453)	(3)
3 Month SOFR Futures	Short	4,944	3/20/2024	(1,168,638)	1,372
3 Month SOFR Futures	Long	240	9/18/2024	56,889	(319)
2 Year U.S. Treasury Note Futures	Long	10,581	1/4/2024	2,144,884	(5,271)
5 Year U.S. Treasury Note Futures	Long	14,149	1/4/2024	1,490,730	(10,419)
10 Year U.S. Treasury Note Futures	Long	6,278	12/29/2023	678,416	(12,456)
10 Year Ultra U.S. Treasury Note Futures	Short	1,562	12/29/2023	(174,261)	4,313
20 Year U.S. Treasury Bond Futures	Short	5,264	12/29/2023	(598,944)	34,909
30 Year Ultra U.S. Treasury Bond Futures	Long	3,467	12/29/2023	411,490	(31,435)
					$(19,287)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
EUR	1,418	USD	1,525	Standard Chartered Bank	10/6/2023	$(25)
USD	552	MXN	9,720	BNP Paribas	10/13/2023	(4)
USD	55,524	EUR	52,030	Citibank	10/18/2023	471
JPY	243,400	USD	1,655	HSBC Bank	10/23/2023	(19)
USD	1,258	EUR	1,180	Morgan Stanley	10/25/2023	9
USD	2,845	EUR	2,681	JPMorgan Chase	10/27/2023	7
USD	12,453	EUR	11,740	HSBC Bank	11/6/2023	20
JPY	730,350	USD	4,938	Bank of America	11/8/2023	(17)
						$442
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	0.471%	Annual	10/26/2023	USD87,775	$305	$—	$305
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(298)	—	(298)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	65,416	(136)	—	(136)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	95,844	(197)	—	(197)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	130,900	(272)	—	(272)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	27,000	(381)	—	(381)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	(1,010)	—	(1,010)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	(1,090)	—	(1,090)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	(60)	—	(60)
American Funds Insurance Series — Page 180 of 274

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	USD19,800	$(288)	$—	$(288)
4.8195%	Annual	SOFR	Annual	9/1/2025	42,100	(151)	—	(151)
4.9035%	Annual	SOFR	Annual	9/14/2025	42,065	(74)	—	(74)
SOFR	Annual	3.8275%	Annual	9/1/2033	9,600	340	—	340
SOFR	Annual	3.997%	Annual	9/14/2033	9,615	210	—	210
SOFR	Annual	3.2975%	Annual	3/8/2051	39,095	4,918	—	4,918
						$1,816	$—	$1,816
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD41,544	$(493)	$(538)	$45
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	45,750	(358)	(398)	40
					$(851)	$(936)	$85
Investments in affiliates15

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 24.48%
Money market investments 24.48%
Capital Group Central Cash Fund 5.44%[14]	$1,425,720	$4,666,452	$3,554,296	$123	$(172)	$2,537,827	$74,173
Restricted securities12

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	$1,006	$1,004	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	150	150	.00 [16]
Total		$1,156	$1,154	.01%

American Funds Insurance Series — Page 181 of 274

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,421,250,000, which represented 13.71% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $77,783,000, which represented .75% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,154,000, which represented .01% of the net assets of the fund.

[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 9/30/2023.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Amount less than .01%.

Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
EUR = Euros
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 182 of 274

Capital World Bond Fund®
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 92.32% Euros 20.39%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,361
Albania (Republic of) 5.90% 6/9/2028	800	826
Altria Group, Inc. 3.125% 6/15/2031	800	721
American Honda Finance Corp. 1.95% 10/18/2024	560	580
American Tower Corp. 0.45% 1/15/2027	2,525	2,349
American Tower Corp. 0.875% 5/21/2029	1,470	1,269
AT&T, Inc. 1.60% 5/19/2028	2,350	2,224
AT&T, Inc. 4.30% 11/18/2034	260	265
Austria (Republic of) 0% 2/20/2031	3,530	2,933
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	2,100	2,180
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,113
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,797
Belgium (Kingdom of) 3.30% 6/22/2054	880	820
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	3,000	3,049
BPCE 1.00% 4/1/2025	2,900	2,921
BPCE 4.50% 1/13/2033	1,400	1,441
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	2,400	2,180
Bulgaria (Republic of) 4.50% 1/27/2033	865	885
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,398
Celanese US Holdings, LLC 4.777% 7/19/2026	235	247
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	2,100	1,763
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]	700	662
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	269
Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,034
E.ON SE 1.625% 3/29/2031	810	725
Egypt (Arab Republic of) 5.625% 4/16/2030	300	177
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,220
Equinor ASA 1.375% 5/22/2032	2,550	2,196
European Investment Bank 0.25% 1/20/2032	4,900	4,033
European Investment Bank 1.50% 6/15/2032	1,000	911
European Union 0% 7/6/2026	1,600	1,544
European Union 0.25% 10/22/2026	610	589
European Union 0% 7/4/2031	705	575
European Union 0% 7/4/2035	220	154
European Union 0.20% 6/4/2036	1,500	1,044
Finland (Republic of) 3.00% 9/15/2033	2,740	2,798
Finland (Republic of) 2.75% 4/15/2038	380	362
French Republic O.A.T. 0.75% 2/25/2028	4,500	4,297
French Republic O.A.T. 0% 11/25/2030	19,550	16,505
French Republic O.A.T. 0% 5/25/2032	2,120	1,694
French Republic O.A.T. 2.00% 11/25/2032	4,260	4,037
French Republic O.A.T. 0.50% 5/25/2040	2,080	1,331
French Republic O.A.T. 0.75% 5/25/2052	2,850	1,424
American Funds Insurance Series — Page 183 of 274

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
French Republic O.A.T. 3.00% 5/25/2054	EUR2,140	$1,905
Germany (Federal Republic of) 2.50% 3/13/2025	6,245	6,521
Germany (Federal Republic of) 0% 4/11/2025	2,100	2,113
Germany (Federal Republic of) 0% 10/9/2026	6,060	5,875
Germany (Federal Republic of) 0% 4/16/2027	32,700	31,317
Germany (Federal Republic of) 1.30% 10/15/2027	6,380	6,367
Germany (Federal Republic of) 0% 2/15/2030	13,340	11,902
Germany (Federal Republic of) 0% 8/15/2030	6,285	5,534
Germany (Federal Republic of) 0% 8/15/2031	12,600	10,778
Germany (Federal Republic of) 1.70% 8/15/2032	2,381	2,309
Germany (Federal Republic of) 1.00% 5/15/2038	1,175	953
Germany (Federal Republic of) 0% 8/15/2050	1,200	582
Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,232
Greece (Hellenic Republic of) 3.875% 6/15/2028	13,250	14,035
Greece (Hellenic Republic of) 1.50% 6/18/2030	2,760	2,485
Greece (Hellenic Republic of) 0.75% 6/18/2031	700	578
Greece (Hellenic Republic of) 1.75% 6/18/2032	4,730	4,138
Greece (Hellenic Republic of) 4.25% 6/15/2033	985	1,035
Greece (Hellenic Republic of) 4.375% 7/18/2038	2,330	2,394
Greece (Hellenic Republic of) 1.875% 1/24/2052	7,918	4,687
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,309
Ireland (Republic of) 3.00% 10/18/2043	2,010	1,953
Israel (State of) 2.875% 1/29/2024	1,180	1,245
Italy (Republic of) 1.85% 7/1/2025	17,700	18,067
Italy (Republic of) 1.35% 4/1/2030	7	6
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	2,969
KfW 0.125% 6/30/2025	590	588
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	592
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]	1,535	1,444
Morocco (Kingdom of) 3.50% 6/19/2024	1,400	1,467
Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,494
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,321
Philippines (Republic of) 0.25% 4/28/2025	875	865
Portuguese Republic 0.475% 10/18/2030	1,610	1,398
Portuguese Republic 3.50% 6/18/2038	3,140	3,153
Quebec (Province of) 0.25% 5/5/2031	920	758
Quebec (Province of) 0.50% 1/25/2032	1,155	948
Romania 2.125% 3/7/2028	1,440	1,324
Romania 3.75% 2/7/2034	530	444
Serbia (Republic of) 1.50% 6/26/2029	3,353	2,735
Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,792
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,169
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,028
Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,639
Spain (Kingdom of) 3.55% 10/31/2033	8,440	8,658
Spain (Kingdom of) 3.90% 7/30/2039	530	536
Spain (Kingdom of) 1.90% 10/31/2052	1,010	624
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	445
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	183
Stryker Corp. 0.25% 12/3/2024	480	485
Stryker Corp. 0.75% 3/1/2029	980	876
Stryker Corp. 1.00% 12/3/2031	450	376
TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	2,000	2,072
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,679
American Funds Insurance Series — Page 184 of 274

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Tunisia (Republic of) 6.75% 10/31/2023	EUR3,609	$3,704
Tunisia (Republic of) 5.625% 2/17/2024	3,146	2,951
Ukraine 6.75% 6/20/2028[3]	3,119	859
Ukraine 6.75% 6/20/2028[3]	1,225	337
Ukraine 4.375% 1/27/2032[3]	2,705	691
		284,827
Japanese yen 7.27%
Japan, Series 18, 0.10% 3/10/2024[4]	JPY1,085,122	7,403
Japan, Series 19, 0.10% 9/10/2024[4]	472,667	3,240
Japan, Series 346, 0.10% 3/20/2027	777,900	5,196
Japan, Series 352, 0.10% 9/20/2028	1,860,000	12,311
Japan, Series 356, 0.10% 9/20/2029	2,220,800	14,595
Japan, Series 116, 2.20% 3/20/2030	576,100	4,282
Japan, Series 26, 0.005% 3/10/2031[4]	537,643	3,824
Japan, Series 362, 0.10% 3/20/2031	737,200	4,761
Japan, Series 152, 1.20% 3/20/2035	608,450	4,205
Japan, Series 21, 2.30% 12/20/2035	720,000	5,562
Japan, Series 162, 0.60% 9/20/2037	1,617,000	10,140
Japan, Series 179, 0.50% 12/20/2041	196,950	1,135
Japan, Series 182, 1.10% 9/20/2042	619,850	3,943
Japan, Series 37, 0.60% 6/20/2050	694,500	3,624
Japan, Series 73, 0.70% 12/20/2051	1,568,700	8,290
Japan, Series 74, 1.00% 3/20/2052	246,100	1,408
Japan, Series 79, 1.20% 6/20/2053	274,400	1,645
Philippines (Republic of) 0.001% 4/12/2024	900,000	6,003
		101,567
British pounds 4.91%
American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,504
Asian Development Bank 1.125% 6/10/2025	740	844
KfW 1.125% 7/4/2025	1,165	1,326
Lloyds Bank PLC 7.625% 4/22/2025	655	818
Quebec (Province of) 2.25% 9/15/2026	1,870	2,105
United Kingdom 0.125% 1/30/2026	425	470
United Kingdom 1.25% 7/22/2027	3,060	3,332
United Kingdom 4.25% 12/7/2027	5,910	7,175
United Kingdom 1.625% 10/22/2028	5,350	5,754
United Kingdom 4.75% 12/7/2030	8,230	10,328
United Kingdom 0.25% 7/31/2031	11,850	10,586
United Kingdom 1.00% 1/31/2032	10,970	10,275
United Kingdom 4.25% 6/7/2032	3,010	3,655
United Kingdom 0.625% 7/31/2035	210	165
United Kingdom 3.75% 1/29/2038	3,015	3,310
United Kingdom 0.875% 1/31/2046	4,916	2,769
United Kingdom 1.25% 7/31/2051	4,045	2,243
United Kingdom 3.75% 10/22/2053	1,870	1,878
United Kingdom 1.125% 10/22/2073	225	93
		68,630
Chinese yuan renminbi 3.69%
China (People’s Republic of), Series INBK, 2.44% 10/15/2027	CNY23,520	3,207
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	59,810	8,190
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,240	3,084
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	81,080	12,659
American Funds Insurance Series — Page 185 of 274

unaudited
Bonds, notes & other debt instruments (continued) Chinese yuan renminbi (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	CNY56,220	$8,726
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	45,510	6,760
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	42,610	5,918
China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	2,957
		51,501
Mexican pesos 2.58%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN70,580	3,949
Petroleos Mexicanos 7.19% 9/12/2024	66,160	3,566
United Mexican States 4.50% 12/4/2025[4]	17,027	946
United Mexican States, Series M, 7.50% 6/3/2027	251,720	13,197
United Mexican States, Series M20, 8.50% 5/31/2029	125,400	6,734
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,068
United Mexican States, Series M, 8.00% 11/7/2047	7,830	370
United Mexican States, Series M, 8.00% 7/31/2053	133,170	6,240
		36,070
South Korean won 2.31%
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,723
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,252
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,600
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	28,746,820	21,665
		32,240
Canadian dollars 2.00%
Canada 3.00% 11/1/2024	CAD6,690	4,814
Canada 0.25% 3/1/2026	5,800	3,848
Canada 3.50% 3/1/2028	24,018	17,111
Canada 2.75% 12/1/2048	3,500	2,120
		27,893
Brazilian reais 1.98%
Brazil (Federative Republic of) 0% 1/1/2024	BRL86,272	16,686
Brazil (Federative Republic of) 6.00% 8/15/2024[4]	13,974	2,771
Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	335
Brazil (Federative Republic of) 10.00% 1/1/2029	12,400	2,344
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	1,949	395
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	23,307	4,726
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	1,949	393
		27,650
Australian dollars 1.85%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD6,610	3,457
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	2,863
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	9,735	5,509
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	20,520	12,368
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	2,750	1,611
		25,808
Indonesian rupiah 1.80%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,501
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,332
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	34,820,000	2,241
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,869
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	129,751,000	9,041
American Funds Insurance Series — Page 186 of 274

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Bonds, notes & other debt instruments (continued) Indonesian rupiah (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR2,930,000	$192
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	107,934,000	7,043
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,975
		25,194
South African rand 0.95%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR30,120	1,389
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	49,100	1,466
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	282,580	10,377
		13,232
Colombian pesos 0.54%
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP24,722,200	4,753
Colombia (Republic of), Series B, 7.25% 10/26/2050	17,866,900	2,749
		7,502
Danish kroner 0.42%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK53,267	5,622
Realkredit Danmark AS 1.00% 10/1/2053[5]	2,649	260
		5,882
New Zealand dollars 0.27%
New Zealand 4.50% 5/15/2030	NZD6,638	3,806
Chilean pesos 0.23%
Chile (Republic of) 1.50% 3/1/2026[4]	CLP832,599	892
Chile (Republic of) 5.00% 10/1/2028	955,000	1,039
Chile (Republic of) 4.70% 9/1/2030	1,205,000	1,239
		3,170
Malaysian ringgits 0.15%
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,117
Indian rupees 0.08%
India (Republic of) 5.15% 11/9/2025	INR96,010	1,110
Romanian leu 0.08%
Romania 4.75% 2/24/2025	RON5,000	1,041
Polish zloty 0.07%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	974
Norwegian kroner 0.04%
Norway (Kingdom of) 2.125% 5/18/2032	NOK6,615	535
Ukrainian hryvnia 0.02%
Ukraine 10.95% 11/1/2023[6]	UAH5,740	118
American Funds Insurance Series — Page 187 of 274

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Bonds, notes & other debt instruments (continued) Ukrainian hryvnia (continued)	Principal amount (000)	Value (000)
Ukraine 9.99% 5/22/2024	UAH7,168	$143
Ukraine 19.50% 1/15/2025	1,954	40
		301
U.S. dollars 40.69%
7-Eleven, Inc. 0.95% 2/10/2026[7]	USD520	465
7-Eleven, Inc. 1.30% 2/10/2028[7]	2,180	1,824
7-Eleven, Inc. 1.80% 2/10/2031[7]	2,015	1,529
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,884
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[7]	660	481
AG Issuer, LLC 6.25% 3/1/2028[7]	295	276
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[7]	103	104
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,7]	325	324
Alabama Power Co. 3.00% 3/15/2052	980	594
Albertsons Companies, Inc. 3.50% 3/15/2029[7]	140	119
Alcoa Nederland Holding BV 4.125% 3/31/2029[7]	75	66
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[7]	290	270
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[7]	120	104
Allied Universal Holdco, LLC 9.75% 7/15/2027[7]	155	139
Allied Universal Holdco, LLC 6.00% 6/1/2029[7]	300	224
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[7]	200	203
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,616
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,7]	241	237
American Electric Power Co., Inc. 1.00% 11/1/2025	250	227
American Express Co. 3.375% 5/3/2024	4,202	4,138
Amgen, Inc. 2.20% 2/21/2027	445	400
Amgen, Inc. 5.25% 3/2/2030	981	959
Amgen, Inc. 5.25% 3/2/2033	2,687	2,570
Amgen, Inc. 5.65% 3/2/2053	1,284	1,203
AmWINS Group, Inc. 4.875% 6/30/2029[7]	135	118
Anglo American Capital PLC 3.95% 9/10/2050[7]	521	355
Angola (Republic of) 9.50% 11/12/2025	1,610	1,581
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[7]	110	80
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[7]	115	80
Apple, Inc. 3.35% 8/8/2032	515	455
ARD Finance SA 6.50% Cash 6/30/2027[7,8]	210	159
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[7]	245	218
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	1,921	551
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	3,025	754
Asbury Automotive Group, Inc. 5.00% 2/15/2032[7]	55	46
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.03% 8/2/2029[9,10]	120	115
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[7]	160	158
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[7]	55	50
AssuredPartners, Inc. 7.00% 8/15/2025[7]	120	119
AssuredPartners, Inc. 5.625% 1/15/2029[7]	365	316
AT&T, Inc. 3.50% 9/15/2053	2,070	1,280
ATI, Inc. 7.25% 8/15/2030	60	60
Atkore, Inc. 4.25% 6/1/2031[7]	25	21
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.181% 9/22/2028[9,10]	147	147
Avantor Funding, Inc. 4.625% 7/15/2028[7]	160	146
Avantor Funding, Inc. 3.875% 11/1/2029[7]	90	77
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,7]	1,817	1,774
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,7]	996	982
American Funds Insurance Series — Page 188 of 274

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
B&G Foods, Inc. 5.25% 4/1/2025	USD65	$64
B&G Foods, Inc. 5.25% 9/15/2027	220	184
B&G Foods, Inc. 8.00% 9/15/2028[7]	35	35
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% % on 10/22/2024)[1]	847	814
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	5,913
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,320
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	3,624
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	1,390	1,362
BAT Capital Corp. 2.789% 9/6/2024	1,150	1,116
BAT Capital Corp. 3.215% 9/6/2026	955	886
BAT Capital Corp. 3.557% 8/15/2027	1,545	1,414
BAT Capital Corp. 3.462% 9/6/2029	1,150	986
Bath & Body Works, Inc. 6.625% 10/1/2030[7]	120	113
Bath & Body Works, Inc. 6.875% 11/1/2035	75	67
Bausch Health Americas, Inc. 9.25% 4/1/2026[7]	80	72
Bausch Health Companies, Inc. 5.50% 11/1/2025[7]	75	67
Bausch Health Companies, Inc. 14.00% 10/15/2030[7]	85	51
Bausch Health Companies, Inc. 5.25% 2/15/2031[7]	114	44
Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[7]	30	19
Becton, Dickinson and Co. 4.298% 8/22/2032	320	290
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	300	173
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	92
Bidvest Group (UK) PLC 3.625% 9/23/2026	500	445
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[7]	400	355
Blue Racer Midstream, LLC 7.625% 12/15/2025[7]	65	65
BMC Software, Inc., Term Loan, (1-month USD CME Term SOFR + 5.50%) 10.931% 2/27/2026[9,10]	25	25
BMW US Capital, LLC 3.90% 4/9/2025[7]	900	877
BMW US Capital, LLC 4.15% 4/9/2030[7]	900	833
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,7]	700	578
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,7]	1,275	1,002
Boeing Co. 5.15% 5/1/2030	2,855	2,729
Boeing Co. 3.625% 2/1/2031	1,127	974
Bombardier, Inc. 7.125% 6/15/2026[7]	60	58
Bombardier, Inc. 6.00% 2/15/2028[7]	50	45
Boxer Parent Co., Inc. 9.125% 3/1/2026[7]	160	160
Boyd Gaming Corp. 4.75% 12/1/2027	120	111
Boyd Gaming Corp. 4.75% 6/15/2031[7]	45	38
Boyne USA, Inc. 4.75% 5/15/2029[7]	107	94
BPCE 5.15% 7/21/2024[7]	1,800	1,772
Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	525	521
British Columbia (Province of) 4.20% 7/6/2033	1,240	1,161
Broadcom, Inc. 4.00% 4/15/2029[7]	250	226
Broadcom, Inc. 3.419% 4/15/2033[7]	698	559
Broadcom, Inc. 3.469% 4/15/2034[7]	48	38
Broadcom, Inc. 3.137% 11/15/2035[7]	185	135
Broadcom, Inc. 3.75% 2/15/2051[7]	926	620
Brookfield Property REIT, Inc. 5.75% 5/15/2026[7]	45	41
Brookfield Property REIT, Inc. 4.50% 4/1/2027[7]	50	42
BWX Technologies, Inc. 4.125% 4/15/2029[7]	190	167
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[5,7,10]	1,310	1,276
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[5,7,10]	989	966
Caesars Entertainment, Inc. 6.25% 7/1/2025[7]	35	35
Caesars Entertainment, Inc. 4.625% 10/15/2029[7]	15	13
Caesars Entertainment, Inc. 7.00% 2/15/2030[7]	74	72
American Funds Insurance Series — Page 189 of 274

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,7]	USD2,150	$2,105
California Resources Corp. 7.125% 2/1/2026[7]	100	101
Callon Petroleum Co. 7.50% 6/15/2030[7]	15	15
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	863
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[7]	90	74
Carnival Corp. 6.00% 5/1/2029[7]	100	85
CCO Holdings, LLC 5.125% 5/1/2027[7]	125	117
CCO Holdings, LLC 4.75% 3/1/2030[7]	135	113
CCO Holdings, LLC 4.50% 8/15/2030[7]	255	210
CCO Holdings, LLC 4.25% 2/1/2031[7]	155	124
CCO Holdings, LLC 4.50% 6/1/2033[7]	162	124
CCO Holdings, LLC 4.25% 1/15/2034[7]	70	52
Cedar Fair, LP 5.50% 5/1/2025[7]	120	118
Centene Corp. 2.45% 7/15/2028	40	34
Centene Corp. 4.625% 12/15/2029	325	293
Centene Corp. 2.50% 3/1/2031	65	50
Central Garden & Pet Co. 4.125% 10/15/2030	74	62
Central Garden & Pet Co. 4.125% 4/30/2031[7]	110	90
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,7]	925	922
Charles River Laboratories International, Inc. 4.25% 5/1/2028[7]	35	31
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,391
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	21
Chesapeake Energy Corp. 5.875% 2/1/2029[7]	115	108
Chesapeake Energy Corp. 6.75% 4/15/2029[7]	30	29
Chubb INA Holdings, Inc. 3.35% 5/3/2026	195	185
Chubb INA Holdings, Inc. 4.35% 11/3/2045	425	350
Cigna Group (The) 2.375% 3/15/2031	375	300
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[5,7,10]	1,240	1,210
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[5,7,10]	805	803
Civitas Resources, Inc. 8.75% 7/1/2031[7]	90	92
Clarios Global, LP 6.25% 5/15/2026[7]	44	43
Clarios Global, LP 8.50% 5/15/2027[7]	50	50
Clarivate Science Holdings Corp. 3.875% 7/1/2028[7]	45	39
Clarivate Science Holdings Corp. 4.875% 7/1/2029[7]	5	4
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[7]	100	85
Cloud Software Group, Inc. 6.50% 3/31/2029[7]	235	208
Cloud Software Group, Inc. 9.00% 9/30/2029[7]	125	109
CMS Energy Corp. 3.875% 3/1/2024	100	99
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,122
CNX Resources Corp. 7.25% 3/14/2027[7]	240	237
Coinbase Global, Inc. 3.375% 10/1/2028[7]	55	40
Coinbase Global, Inc. 3.625% 10/1/2031[7]	85	57
Colombia (Republic of) 3.875% 4/25/2027	350	320
Comcast Corp. 4.80% 5/15/2033	4,100	3,848
Commonwealth Bank of Australia 2.688% 3/11/2031[7]	4,650	3,542
CommScope Technologies, LLC 6.00% 6/15/2025[7]	160	153
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[7]	307	269
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[7]	65	53
Comstock Resources, Inc. 6.75% 3/1/2029[7]	95	87
Comstock Resources, Inc. 5.875% 1/15/2030[7]	65	56
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.615% 5/25/2043[5,7,10]	1,735	1,758
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.865% 5/25/2043[5,7,10]	804	843
American Funds Insurance Series — Page 190 of 274

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.215% 6/25/2043[5,7,10]	USD1,098	$1,103
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.015% 7/25/2043[5,7,10]	839	840
ConocoPhillips Co. 5.30% 5/15/2053	761	700
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[8]	1,127	750
Constellium SE 3.75% 4/15/2029[7]	125	105
Consumers Energy Co. 3.60% 8/15/2032	1,600	1,389
Corebridge Financial, Inc. 3.90% 4/5/2032	748	630
CoreLogic, Inc. 4.50% 5/1/2028[7]	339	258
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.931% 6/4/2029[9,10]	65	55
Corporate Office Properties, LP 2.75% 4/15/2031	1,212	911
Coty, Inc. 4.75% 1/15/2029[7]	125	113
Coty, Inc. 6.625% 7/15/2030[7]	95	93
Covanta Holding Corp. 4.875% 12/1/2029[7]	25	21
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,7]	333	329
Crédit Agricole SA 4.375% 3/17/2025[7]	1,100	1,063
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,7]	2,675	2,488
Crescent Energy Finance, LLC 9.25% 2/15/2028[7]	178	182
Crestwood Midstream Partners, LP 8.00% 4/1/2029[7]	100	103
Crestwood Midstream Partners, LP 7.375% 2/1/2031[7]	14	14
Crown Castle, Inc. 2.50% 7/15/2031	767	599
CSX Corp. 3.80% 4/15/2050	75	54
CVR Partners, LP 6.125% 6/15/2028[7]	65	58
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]	725	678
Darling Ingredients, Inc. 6.00% 6/15/2030[7]	165	156
Deluxe Corp. 8.00% 6/1/2029[7]	20	17
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	769
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,011
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,135
Development Bank of Mongolia, LLC 7.25% 10/23/2023	1,980	1,980
Diamond Sports Group, LLC 6.625% 8/15/2027[3,7]	310	6
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[7,9,10]	326	328
DIRECTV Financing, LLC 5.875% 8/15/2027[7]	50	44
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.431% 8/2/2027[9,10]	94	92
DISH DBS Corp. 5.25% 12/1/2026[7]	15	13
DISH Network Corp. 11.75% 11/15/2027[7]	260	262
Dominican Republic 5.50% 1/27/2025[7]	1,375	1,357
Dominican Republic 8.625% 4/20/2027[7]	225	232
Dominican Republic 6.40% 6/5/2049[7]	813	647
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[7]	47	41
Ecopetrol SA 6.875% 4/29/2030	1,445	1,321
Edison International 4.125% 3/15/2028	2,390	2,203
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	86
Electricité de France SA 4.875% 9/21/2038[7]	795	648
Electricité de France SA 6.90% 5/23/2053[7]	400	398
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,7]	300	313
Eli Lilly and Co. 4.70% 2/27/2033	1,118	1,077
Enbridge, Inc. 4.00% 10/1/2023	600	600
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[7]	205	146
Enel Finance International NV 1.375% 7/12/2026[7]	1,248	1,103
Enel Finance International NV 1.875% 7/12/2028[7]	1,227	1,018
American Funds Insurance Series — Page 191 of 274

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Enfragen Energia Sur SA 5.375% 12/30/2030	USD1,070	$750
Entegris Escrow Corp. 4.75% 4/15/2029[7]	45	40
Entergy Corp. 0.90% 9/15/2025	750	681
Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,051
Enviri Corp. 5.75% 7/31/2027[7]	145	128
EQM Midstream Partners, LP 6.50% 7/1/2027[7]	225	220
EQM Midstream Partners, LP 7.50% 6/1/2030[7]	45	45
EQM Midstream Partners, LP 6.50% 7/15/2048	40	35
Equinix, Inc. 1.80% 7/15/2027	1,145	990
Equinix, Inc. 2.15% 7/15/2030	3,216	2,528
EquipmentShare.com, Inc. 9.00% 5/15/2028[7]	90	87
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	3,910	2,541
Export-Import Bank of Korea 5.125% 1/11/2033	1,175	1,152
Fair Isaac Corp. 4.00% 6/15/2028[7]	15	13
Fannie Mae Pool #FM6293 3.00% 1/1/2051[5]	70	59
Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	1,819	1,512
Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	112	109
Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	19	18
Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	68	66
Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	5,611	5,298
Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	254	246
Fertitta Entertainment, LLC 4.625% 1/15/2029[7]	25	21
Fertitta Entertainment, LLC 6.75% 1/15/2030[7]	25	20
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[2,9,10]	97	97
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[2,9,10]	2	2
First Quantum Minerals, Ltd. 6.875% 3/1/2026[7]	325	316
First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]	240	231
First Student Bidco, Inc. 4.00% 7/31/2029[7]	45	38
FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,800	1,675
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]	2,325	2,019
Ford Motor Co. 3.25% 2/12/2032	20	15
Ford Motor Co. 6.10% 8/19/2032	60	57
Ford Motor Credit Co., LLC 3.81% 1/9/2024	290	287
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	178
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	204
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	171
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	105
Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]	3,910	3,192
Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	6,186	4,987
Freddie Mac Pool #QD3310 3.00% 12/1/2051[5]	20	16
Freddie Mac Pool #SD8214 3.50% 5/1/2052[5]	13,839	11,915
Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]	1,182	1,118
Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	3,739	3,532
Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	301	291
Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	3,252	3,071
Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	798	772
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	3,975	3,561
FXI Holdings, Inc. 12.25% 11/15/2026[7]	497	454
Gartner, Inc. 3.75% 10/1/2030[7]	70	59
General Motors Financial Co., Inc. 1.05% 3/8/2024	725	709
Genesis Energy, LP 8.00% 1/15/2027	125	121
Genesis Energy, LP 8.875% 4/15/2030	38	37
GeoPark, Ltd. 5.50% 1/17/2027	1,240	1,064
American Funds Insurance Series — Page 192 of 274

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Georgia (Republic of) 2.75% 4/22/2026[7]	USD400	$358
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,309
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,111
Go Daddy Operating Co., LLC 3.50% 3/1/2029[7]	65	55
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	946
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	769	577
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]	2,830	2,280
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]	1,013	811
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	4,913	3,970
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	781	559
Gray Escrow II, Inc. 5.375% 11/15/2031[7]	30	20
Group 1 Automotive, Inc. 4.00% 8/15/2028[7]	115	100
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[7]	660	594
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[7]	25	25
Hanesbrands, Inc. 4.875% 5/15/2026[7]	10	9
Hanesbrands, Inc. 9.00% 2/15/2031[7]	7	7
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[9,10]	39	38
Harvest Midstream I, LP 7.50% 9/1/2028[7]	25	24
HCA, Inc. 5.625% 9/1/2028	120	117
HealthEquity, Inc. 4.50% 10/1/2029[7]	80	69
Hess Midstream Operations, LP 5.50% 10/15/2030[7]	14	13
Hightower Holding, LLC 6.75% 4/15/2029[7]	235	202
Hilcorp Energy I, LP 6.00% 4/15/2030[7]	105	95
Hilton Domestic Operating Co., Inc. 5.375% 5/1/2025[7]	55	54
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	23
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[7]	115	97
Honduras (Republic of) 6.25% 1/19/2027	2,083	1,968
Honduras (Republic of) 5.625% 6/24/2030	958	821
Howard Hughes Corp. (The) 5.375% 8/1/2028[7]	275	243
Howard Hughes Corp. (The) 4.125% 2/1/2029[7]	195	156
Howard Hughes Corp. (The) 4.375% 2/1/2031[7]	120	92
Howmet Aerospace, Inc. 5.95% 2/1/2037	95	89
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	292
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,010
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,609
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	921	709
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,154
Huarong Finance 2019 Co., Ltd. (3-month USD CME Term SOFR + 1.512%) 6.812% 2/24/2025[10]	363	341
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	880	830
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	1,007	908
HUB International, Ltd. 7.00% 5/1/2026[7]	304	304
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.584% 6/20/2030[9,10]	19	19
Hyundai Capital America 0.875% 6/14/2024[7]	1,200	1,157
Hyundai Capital America 1.50% 6/15/2026[7]	2,375	2,111
Hyundai Capital America 1.65% 9/17/2026[7]	269	238
Hyundai Capital America 2.00% 6/15/2028[7]	600	499
Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023	960	960
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[7]	500	468
Ingles Markets, Inc. 4.00% 6/15/2031[7]	140	115
Intesa Sanpaolo SpA 5.017% 6/26/2024[7]	3,270	3,193
Intesa Sanpaolo SpA 7.00% 11/21/2025[7]	225	228
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[7]	55	45
Iron Mountain, Inc. 5.25% 7/15/2030[7]	235	206
Israel (State of) 4.50% 1/17/2033	1,020	955
American Funds Insurance Series — Page 193 of 274

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Israel (State of) 3.375% 1/15/2050	USD1,470	$980
Israel (State of) 3.875% 7/3/2050	795	581
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	45	41
Kantar Group, LLC, Term Loan B2, (3-month USD CME Term SOFR + 4.50%) 10.150% 12/4/2026[9,10]	64	62
KB Home 6.875% 6/15/2027	50	50
Kennedy-Wilson, Inc. 4.75% 3/1/2029	110	85
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	183
Korea Development Bank 4.375% 2/15/2028	2,100	2,023
Korea Development Bank 4.375% 2/15/2033	2,010	1,855
Korea Electric Power Corp. 5.375% 7/31/2026[7]	1,290	1,283
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[7]	85	78
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[7]	140	121
LABL, Inc. 10.50% 7/15/2027[7]	45	42
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,7]	198	197
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,7]	651	646
Lamar Media Corp. 3.75% 2/15/2028	135	120
Lamar Media Corp. 3.625% 1/15/2031	160	130
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[7]	140	120
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[7]	30	25
LCM Investments Holdings II, LLC 4.875% 5/1/2029[7]	110	94
LCM Investments Holdings II, LLC 8.25% 8/1/2031[7]	40	39
Levi Strauss & Co. 3.50% 3/1/2031[7]	115	91
Light and Wonder International, Inc. 7.00% 5/15/2028[7]	20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027[7]	5	5
Lithia Motors, Inc. 4.625% 12/15/2027[7]	120	110
Live Nation Entertainment, Inc. 4.75% 10/15/2027[7]	130	119
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,212
LPL Holdings, Inc. 4.625% 11/15/2027[7]	410	379
LSB Industries, Inc. 6.25% 10/15/2028[7]	165	150
LSC Communications, Inc. 8.75% 10/15/2023[3,6,7]	430	1
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[7]	45	38
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	273
Mastercard, Inc. 2.00% 11/18/2031	600	471
Medline Borrower, LP 5.25% 10/1/2029[7]	155	134
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.681% 10/23/2028[9,10]	55	55
Meituan 2.125% 10/28/2025	1,730	1,590
Methanex Corp. 5.125% 10/15/2027	55	51
Methanex Corp. 5.25% 12/15/2029	50	45
MGM Resorts International 5.50% 4/15/2027	90	84
Midas OpCo Holdings, LLC 5.625% 8/15/2029[7]	115	93
Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]	30	30
Mineral Resources, Ltd. 8.00% 11/1/2027[7]	155	152
Mineral Resources, Ltd. 9.25% 10/1/2028[7]	40	40
Mineral Resources, Ltd. 8.50% 5/1/2030[7]	20	20
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[7]	1,736	1,604
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,7]	761	755
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,7]	225	223
Molina Healthcare, Inc. 4.375% 6/15/2028[7]	80	72
Molina Healthcare, Inc. 3.875% 11/15/2030[7]	75	62
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	1,927
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,062
Mozambique (Republic of) 9.00% 9/15/2031	940	742
MSCI, Inc. 3.875% 2/15/2031[7]	255	216
American Funds Insurance Series — Page 194 of 274

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
MSCI, Inc. 3.625% 11/1/2031[7]	USD210	$172
MSCI, Inc. 3.25% 8/15/2033[7]	33	25
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	460	451
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	43
MV24 Capital BV 6.748% 6/1/2034	1,177	1,039
Nabors Industries, Inc. 7.375% 5/15/2027[7]	55	53
Nasdaq, Inc. 5.95% 8/15/2053	113	106
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[7]	135	110
Navient Corp. 5.00% 3/15/2027	45	40
Navient Corp. 4.875% 3/15/2028	145	123
NBM US Holdings, Inc. 7.00% 5/14/2026[2]	1,525	1,513
NCL Corp., Ltd. 5.875% 2/15/2027[7]	25	24
NCR Atleos, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 10.068% 3/22/2029[9,10]	50	48
NCR Corp. 5.25% 10/1/2030[7]	15	13
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[7]	85	80
Netflix, Inc. 4.875% 4/15/2028	45	44
Netflix, Inc. 4.875% 6/15/2030[7]	225	213
New Fortress Energy, Inc. 6.75% 9/15/2025[7]	50	48
New Fortress Energy, Inc. 6.50% 9/30/2026[7]	255	235
New York Life Global Funding 1.20% 8/7/2030[7]	2,725	2,050
Newell Brands, Inc. 5.20% 4/1/2026	80	75
Nexstar Media, Inc. 4.75% 11/1/2028[7]	165	137
NFP Corp. 6.875% 8/15/2028[7]	105	90
NGL Energy Operating, LLC 7.50% 2/1/2026[7]	215	213
Niagara Mohawk Power Corp. 3.508% 10/1/2024[7]	180	175
Norfolk Southern Corp. 5.35% 8/1/2054	496	454
Northern Oil and Gas, Inc. 8.125% 3/1/2028[7]	150	150
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[7]	105	100
Nova Chemicals Corp. 5.25% 6/1/2027[7]	20	17
Novelis Corp. 4.75% 1/30/2030[7]	80	69
Novelis Corp. 3.875% 8/15/2031[7]	20	16
NuStar Logistics, LP 5.625% 4/28/2027	80	76
Occidental Petroleum Corp. 6.375% 9/1/2028	194	196
Occidental Petroleum Corp. 6.625% 9/1/2030	95	96
Occidental Petroleum Corp. 6.125% 1/1/2031	40	39
Occidental Petroleum Corp. 6.45% 9/15/2036	35	34
Occidental Petroleum Corp. 6.20% 3/15/2040	10	10
Occidental Petroleum Corp. 6.60% 3/15/2046	15	15
OCP SA 3.75% 6/23/2031	500	396
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	1,410	949
Oleoducto Central SA 4.00% 7/14/2027	630	562
ONEOK, Inc. 5.80% 11/1/2030	69	68
ONEOK, Inc. 6.05% 9/1/2033	514	505
ONEOK, Inc. 6.625% 9/1/2053	315	309
Open Text Corp. 3.875% 2/15/2028[7]	25	22
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.166% 1/31/2030[9,10]	154	154
Option Care Health, Inc. 4.375% 10/31/2029[7]	25	22
Oracle Corp. 2.65% 7/15/2026	2,327	2,146
Oracle Corp. 3.25% 11/15/2027	1,880	1,714
Oracle Corp. 3.95% 3/25/2051	22	15
Orange 9.00% 3/1/2031[1]	2,434	2,876
Osaic Holdings, Inc. 10.75% 8/1/2027[7]	256	258
American Funds Insurance Series — Page 195 of 274

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.65% 8/1/2028	USD542	$498
Pacific Gas and Electric Co. 3.30% 8/1/2040	6,850	4,394
Panama (Republic of) 3.75% 4/17/2026	465	425
Panama (Republic of) 6.40% 2/14/2035	850	826
Park Intermediate Holdings, LLC 4.875% 5/15/2029[7]	65	55
Party City Holdings, Inc. 8.75% 2/15/2026[3,7]	5	1
Party City Holdings, Inc., Term Loan DIP, 15.31% 11/16/2023[9,10]	1	1
Performance Food Group, Inc. 5.50% 10/15/2027[7]	11	10
Peru (Republic of) 2.392% 1/23/2026	500	465
Petrobras Global Finance BV 6.75% 6/3/2050	29	26
Petrobras Global Finance BV 5.50% 6/10/2051	21	16
Petroleos Mexicanos 4.875% 1/18/2024	1,700	1,686
Petroleos Mexicanos 6.875% 10/16/2025	660	633
Petroleos Mexicanos 6.875% 8/4/2026	638	589
Petroleos Mexicanos 6.49% 1/23/2027	819	727
Petroleos Mexicanos 6.84% 1/23/2030	681	533
Petroleos Mexicanos 6.70% 2/16/2032	779	579
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,012
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	175
PG&E Corp. 5.00% 7/1/2028	145	131
PG&E Corp. 5.25% 7/1/2030	175	152
Philip Morris International, Inc. 5.125% 11/17/2027	315	309
Philip Morris International, Inc. 5.625% 11/17/2029	420	415
Philip Morris International, Inc. 2.10% 5/1/2030	634	506
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,518
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,311
Post Holdings, Inc. 5.625% 1/15/2028[7]	85	80
Post Holdings, Inc. 5.50% 12/15/2029[7]	80	73
Post Holdings, Inc. 4.625% 4/15/2030[7]	444	381
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,7]	613	612
Procter & Gamble Co. 3.00% 3/25/2030	338	300
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	980	808
Qatar Energy 3.125% 7/12/2041[7]	2,895	2,006
Qatar Energy 3.30% 7/12/2051[7]	2,942	1,916
Radiology Partners, Inc. 9.25% 2/1/2028[7]	245	97
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[9,10]	10	8
Range Resources Corp. 4.75% 2/15/2030[7]	145	129
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[7]	25	19
RHP Hotel Properties, LP 7.25% 7/15/2028[7]	80	79
RHP Hotel Properties, LP 4.50% 2/15/2029[7]	25	21
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[7]	10	10
RLJ Lodging Trust, LP 4.00% 9/15/2029[7]	25	20
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[7]	20	17
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[7]	40	37
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	75	69
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[7]	160	169
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[7]	4	4
RP Escrow Issuer, LLC 5.25% 12/15/2025[7]	190	138
Ryan Specialty Group, LLC 4.375% 2/1/2030[7]	45	39
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,400
Sasol Financing USA, LLC 5.875% 3/27/2024	3,865	3,831
Sasol Financing USA, LLC 4.375% 9/18/2026	1,085	963
Sasol Financing USA, LLC 8.75% 5/3/2029[2]	310	298
Scentre Group Trust 1 3.50% 2/12/2025[7]	210	203
American Funds Insurance Series — Page 196 of 274

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Scentre Group Trust 1 3.75% 3/23/2027[7]	USD110	$102
Scientific Games Holdings, LP 6.625% 3/1/2030[7]	46	40
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[7]	115	102
Scotts Miracle-Gro Co. 4.50% 10/15/2029	40	33
Scotts Miracle-Gro Co. 4.375% 2/1/2032	50	38
Serbia (Republic of) 6.25% 5/26/2028[7]	740	727
ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,406
Simmons Foods, Inc. 4.625% 3/1/2029[7]	160	131
Sirius XM Radio, Inc. 3.125% 9/1/2026[7]	50	45
Sirius XM Radio, Inc. 4.00% 7/15/2028[7]	195	167
Sirius XM Radio, Inc. 3.875% 9/1/2031[7]	75	57
SK hynix, Inc. 1.50% 1/19/2026	563	506
SM Energy Co. 6.50% 7/15/2028	45	43
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.854% 11/15/2052[5,7,10]	779	781
Sonic Automotive, Inc. 4.625% 11/15/2029[7]	45	37
Sonic Automotive, Inc. 4.875% 11/15/2031[7]	20	16
Southern California Edison Co. 2.85% 8/1/2029	200	173
Southwestern Energy Co. 5.70% 1/23/2025[1]	110	108
Southwestern Energy Co. 8.375% 9/15/2028	30	31
Southwestern Energy Co. 5.375% 3/15/2030	120	109
Southwestern Energy Co. 4.75% 2/1/2032	90	77
Spirit AeroSystems, Inc. 9.375% 11/30/2029[7]	17	17
Sprint Corp. 7.625% 3/1/2026	130	134
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3]	2,890	1,395
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	1,500	1,306
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	2,560	2,535
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	453	349
Stericycle, Inc. 3.875% 1/15/2029[7]	110	95
Sunoco, LP 4.50% 5/15/2029	290	255
Sunoco, LP 4.50% 4/30/2030	35	30
Surgery Center Holdings, Inc. 10.00% 4/15/2027[7]	103	104
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	— [11]
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,7]	800	752
Talen Energy Supply, LLC 8.625% 6/1/2030[7]	94	96
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.876% 5/17/2030[9,10]	45	45
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	3,450	1,989
Tenet Healthcare Corp. 6.125% 10/1/2028	25	23
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	2,789	2,778
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	1,780	1,182
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.99% 9/29/2028[9,10]	244	234
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	909
Toyota Motor Credit Corp. 3.375% 4/1/2030	453	401
TransDigm, Inc. 6.25% 3/15/2026[7]	65	64
TransDigm, Inc. 5.50% 11/15/2027	45	42
TransDigm, Inc. 4.875% 5/1/2029	80	70
TransDigm, Inc. 6.875% 12/15/2030[7]	85	83
Transocean Poseidon, Ltd. 6.875% 2/1/2027[7]	56	55
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[7]	102	104
Transocean, Inc. 8.75% 2/15/2030[7]	38	39
American Funds Insurance Series — Page 197 of 274

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Transocean, Inc. 6.80% 3/15/2038	USD35	$27
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,7]	100	88
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[5,7]	379	365
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,7]	251	237
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,7]	100	93
Triumph Group, Inc. 9.00% 3/15/2028[7]	71	70
U.S. Treasury 4.625% 6/30/2025	2,370	2,350
U.S. Treasury 0.75% 8/31/2026	1,861	1,658
U.S. Treasury 1.125% 10/31/2026	483	433
U.S. Treasury 2.50% 3/31/2027	9,560	8,881
U.S. Treasury 3.625% 3/31/2028	20	19
U.S. Treasury 4.375% 8/31/2028[12]	40,642	40,239
U.S. Treasury 1.375% 11/15/2031[12]	14,643	11,477
U.S. Treasury 3.875% 8/15/2033	11,276	10,653
U.S. Treasury 1.125% 5/15/2040[12]	6,190	3,553
U.S. Treasury 1.75% 8/15/2041	4,650	2,894
U.S. Treasury 3.875% 5/15/2043	1,600	1,391
U.S. Treasury 3.00% 8/15/2048	5,045	3,684
U.S. Treasury 3.625% 5/15/2053[12]	22,028	18,235
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]	3,323	1,848
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,7]	2,265	2,226
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 9.831% 5/4/2026[9,10]	75	75
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.618% 5/3/2027[9,10]	75	75
Ukraine 7.75% 9/1/2024[3]	6,210	2,143
Ukraine 7.75% 9/1/2026[3]	1,570	475
Ukraine 6.876% 5/21/2031[3]	1,269	339
Uniform Mortgage-Backed Security 2.00% 10/1/2038[5,13]	175	150
Uniform Mortgage-Backed Security 2.00% 11/1/2038[5,13]	2,900	2,491
Uniform Mortgage-Backed Security 3.50% 10/1/2053[5,13]	18,700	16,083
Uniform Mortgage-Backed Security 4.00% 10/1/2053[5,13]	10,410	9,269
Uniform Mortgage-Backed Security 4.50% 10/1/2053[5,13]	29,613	27,191
Uniform Mortgage-Backed Security 5.00% 10/1/2053[5,13]	3,091	2,916
Uniform Mortgage-Backed Security 6.00% 10/1/2053[5,13]	9,255	9,134
Uniform Mortgage-Backed Security 2.00% 11/1/2053[5,13]	9,600	7,312
Uniform Mortgage-Backed Security 2.50% 11/1/2053[5,13]	31,690	25,197
Uniform Mortgage-Backed Security 3.00% 11/1/2053[5,13]	5,222	4,325
Uniform Mortgage-Backed Security 3.50% 11/1/2053[5,13]	33	28
Uniform Mortgage-Backed Security 5.00% 11/1/2053[5,13]	1,100	1,038
Uniform Mortgage-Backed Security 5.50% 11/1/2053[5,13]	14,216	13,735
Uniform Mortgage-Backed Security 6.00% 11/1/2053[5,13]	6,750	6,659
United Mexican States 6.338% 5/4/2053	425	388
United Natural Foods, Inc. 6.75% 10/15/2028[7]	85	65
Univision Communications, Inc. 4.50% 5/1/2029[7]	250	204
US Foods, Inc. 4.625% 6/1/2030[7]	35	30
Vail Resorts, Inc. 6.25% 5/15/2025[7]	120	119
Valvoline, Inc. 3.625% 6/15/2031[7]	85	66
Venator Finance SARL 9.50% 7/1/2025[3,7]	185	79
Venator Finance SARL 5.75% 7/15/2025[3,7]	140	7
Venator Finance SARL, Term Loan, 15.05% 10/16/2023[9,10]	91	95
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]	35	29
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[7]	31	30
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]	110	90
VICI Properties, LP 4.375% 5/15/2025	1,563	1,512
VICI Properties, LP 4.625% 12/1/2029[7]	15	13
American Funds Insurance Series — Page 198 of 274

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
VICI Properties, LP 4.125% 8/15/2030[7]	USD420	$358
Vital Energy, Inc. 9.75% 10/15/2030	40	41
VZ Secured Financing BV 5.00% 1/15/2032[7]	200	157
W&T Offshore, Inc. 11.75% 2/1/2026[7]	55	57
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,492
Warrior Met Coal, Inc. 7.875% 12/1/2028[7]	71	71
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[7]	320	299
WEA Finance, LLC 3.75% 9/17/2024[7]	535	515
Weatherford International, Ltd. 6.50% 9/15/2028[7]	45	45
Weatherford International, Ltd. 8.625% 4/30/2030[7]	93	94
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	5,788	5,318
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,254
WESCO Distribution, Inc. 7.125% 6/15/2025[7]	180	181
WESCO Distribution, Inc. 7.25% 6/15/2028[7]	200	201
Western Midstream Operating, LP 3.10% 2/1/2025[1]	85	81
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,7]	1,324	1,321
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,7]	278	275
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,7]	60	59
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,179
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[7,8]	38	4
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[7,8]	31	15
WMG Acquisition Corp. 3.75% 12/1/2029[7]	110	93
WMG Acquisition Corp. 3.875% 7/15/2030[7]	135	114
WMG Acquisition Corp. 3.00% 2/15/2031[7]	80	63
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,6]	105	96
Wynn Las Vegas, LLC 5.50% 3/1/2025[7]	110	108
Wynn Resorts Finance, LLC 7.125% 2/15/2031[7]	43	41
Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.931% 9/1/2027[9,10]	95	92
Ziggo Bond Co. BV 5.125% 2/28/2030[7]	200	149
Ziggo BV 4.875% 1/15/2030[7]	300	245
		568,366
Total bonds, notes & other debt instruments (cost: $1,445,659,000)		1,289,416
Convertible bonds & notes 0.08% U.S. dollars 0.08%
Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024	1,200	1,158
Total convertible bonds & notes (cost: $1,155,000)		1,158
Preferred securities 0.00% U.S. dollars 0.00%	Shares
ACR III LSC Holdings, LLC, Series B, preferred shares[6,7,14]	48	41
Total preferred securities (cost: $49,000)		41
Common stocks 0.04% U.S. dollars 0.04%
Diebold Nixdorf, Inc.[14]	8,912	169
Constellation Oil Services Holding SA, Class B-1[6,14]	1,214,969	158
Altera Infrastructure, LP6,14	1,441	109
American Funds Insurance Series — Page 199 of 274

unaudited
Common stocks (continued) U.S. dollars (continued)		Shares	Value (000)
Talen Energy Corp.[14]		575	$30
Bighorn Permian Resources, LLC[6]		531	— [11]
			466
Total common stocks (cost: $1,037,000)			466
Investment funds 3.49%
Capital Group Central Corporate Bond Fund[15]		6,146,186	48,739
Total investment funds (cost: $48,513,000)			48,739
Short-term securities 12.45% Bills & notes of governments & government agencies outside the U.S. 1.57%	Weighted average yield at acquisition	Principal amount (000)
Japan Treasury 2/20/2024	(0.103%)	JPY3,277,100	21,942
Money market investments 10.88%		Shares
Capital Group Central Cash Fund 5.44%[15,16]		1,520,180	152,003
Total short-term securities (cost: $176,450,000)			173,945
Total investment securities 108.38% (cost: $1,672,863,000)			1,513,765
Other assets less liabilities (8.38)%			(117,041)
Net assets 100.00%			$1,396,724
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
30 Day Federal Funds Futures	Long	1	12/1/2023	USD394	$— [11]
2 Year Euro-Schatz Futures	Long	29	12/11/2023	3,219	(17)
2 Year U.S. Treasury Note Futures	Long	1,373	1/4/2024	278,322	(536)
3 Year Australian Treasury Bond Futures	Short	1	12/15/2023	(68)	1
5 Year Euro-Bobl Futures	Long	487	12/11/2023	59,597	(814)
5 Year U.S. Treasury Note Futures	Long	1,456	1/4/2024	153,403	(1,319)
10 Year Italy Government Bond Futures	Long	146	12/11/2023	16,938	(835)
10 Year Euro-Bund Futures	Short	138	12/11/2023	(18,769)	536
10 Year Japanese Government Bond Futures	Short	31	12/20/2023	(30,071)	206
10 Year UK Gilt Futures	Long	11	12/29/2023	1,264	5
10 Year U.S. Treasury Note Futures	Short	398	12/29/2023	(43,009)	361
10 Year Ultra U.S. Treasury Note Futures	Short	767	12/29/2023	(85,568)	2,360
20 Year U.S. Treasury Bond Futures	Long	39	12/29/2023	4,438	(241)
30 Year Euro-Buxl Futures	Short	15	12/11/2023	(1,940)	179
30 Year Ultra U.S. Treasury Bond Futures	Short	135	12/29/2023	(16,023)	268
					$154
American Funds Insurance Series — Page 200 of 274

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	4,937	EUR	4,640	HSBC Bank	10/6/2023	$30
USD	993	GBP	790	HSBC Bank	10/6/2023	29
USD	5,014	EUR	4,740	JPMorgan Chase	10/6/2023	1
EUR	2,750	USD	2,955	Bank of America	10/6/2023	(46)
EUR	9,590	USD	10,310	Standard Chartered Bank	10/6/2023	(168)
USD	4,033	KRW	5,390,000	Citibank	10/10/2023	46
USD	4,409	GBP	3,530	Standard Chartered Bank	10/12/2023	102
USD	10,756	EUR	10,080	HSBC Bank	10/12/2023	93
MXN	71,850	USD	4,086	Morgan Stanley	10/12/2023	28
USD	2,235	HUF	818,090	Goldman Sachs	10/12/2023	20
HUF	1,284,310	EUR	3,269	JPMorgan Chase	10/12/2023	20
ILS	4,200	USD	1,102	HSBC Bank	10/12/2023	— [11]
EUR	13,220	USD	14,179	Citibank	10/12/2023	(195)
CAD	12,823	USD	9,384	UBS AG	10/13/2023	58
USD	3,856	NZD	6,561	Bank of America	10/13/2023	(77)
USD	10,672	AUD	16,730	Bank of America	10/13/2023	(90)
EUR	5,100	CAD	7,463	Standard Chartered Bank	10/13/2023	(100)
USD	4,961	PLN	21,600	Standard Chartered Bank	10/16/2023	19
USD	7,401	ZAR	141,000	UBS AG	10/16/2023	(34)
PLN	21,600	USD	5,020	Citibank	10/16/2023	(78)
SEK	45,500	USD	4,071	JPMorgan Chase	10/18/2023	97
USD	5,912	MXN	102,010	Morgan Stanley	10/18/2023	78
CZK	47,290	EUR	1,924	HSBC Bank	10/18/2023	13
NZD	1,070	USD	632	UBS AG	10/18/2023	10
MYR	8,560	USD	1,833	JPMorgan Chase	10/18/2023	(3)
USD	5,285	THB	193,700	HSBC Bank	10/18/2023	(19)
MXN	23,300	USD	1,352	Barclays Bank PLC	10/18/2023	(20)
DKK	17,400	USD	2,494	HSBC Bank	10/18/2023	(25)
EUR	22,940	USD	24,480	HSBC Bank	10/18/2023	(207)
THB	456,000	USD	12,775	JPMorgan Chase	10/18/2023	(290)
PLN	20,540	EUR	4,420	Citibank	10/19/2023	22
PLN	4,740	USD	1,089	JPMorgan Chase	10/19/2023	(5)
USD	3,072	GBP	2,480	JPMorgan Chase	10/20/2023	46
USD	3,197	JPY	471,170	JPMorgan Chase	10/20/2023	32
CNH	261,857	USD	35,885	Goldman Sachs	10/20/2023	25
USD	1,461	GBP	1,200	HSBC Bank	10/20/2023	(3)
EUR	10,480	USD	11,219	Bank of America	10/20/2023	(129)
JPY	8,593,558	USD	58,421	Citibank	10/20/2023	(701)
COP	15,313,484	USD	3,701	Morgan Stanley	10/23/2023	25
COP	8,800,000	USD	2,170	UBS AG	10/23/2023	(28)
JPY	1,461,943	USD	9,940	HSBC Bank	10/23/2023	(115)
USD	18,221	KRW	24,142,684	JPMorgan Chase	10/24/2023	347
USD	10,317	IDR	158,602,850	Citibank	10/24/2023	74
USD	1,621	COP	6,513,484	Citibank	10/24/2023	37
USD	299	CLP	264,710	Standard Chartered Bank	10/24/2023	2
USD	5,588	COP	23,200,000	Citibank	10/24/2023	(56)
BRL	24,165	USD	4,858	Citibank	10/24/2023	(69)
COP	12,500,000	USD	3,170	Goldman Sachs	10/24/2023	(130)
THB	360,570	USD	9,974	Citibank	10/26/2023	(96)
USD	21,207	MXN	370,463	Goldman Sachs	10/27/2023	54
USD	3,689	CAD	4,970	Morgan Stanley	10/27/2023	28
American Funds Insurance Series — Page 201 of 274

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	8,500	GBP	6,960	UBS AG	10/27/2023	$7
USD	736	NOK	7,930	Citibank	10/27/2023	(6)
CHF	2,790	USD	3,068	Bank of America	10/27/2023	(11)
PLN	18,110	EUR	3,928	UBS AG	10/27/2023	(16)
USD	5,036	ZAR	90,620	Morgan Stanley	11/3/2023	265
ZAR	41,750	USD	2,252	Bank of America	11/3/2023	(54)
CNH	194,180	USD	26,590	HSBC Bank	11/6/2023	58
USD	14,255	DKK	100,190	UBS AG	11/6/2023	24
EUR	6,919	PLN	31,970	JPMorgan Chase	11/6/2023	17
DKK	46,980	EUR	6,302	UBS AG	11/6/2023	(1)
USD	8,515	BRL	43,165	HSBC Bank	11/10/2023	(22)
USD	3,497	MXN	63,000	BNP Paribas	12/29/2023	(62)
USD	2,439	BRL	13,000	Citibank	12/29/2023	(118)
USD	232	BRL	1,255	Citibank	1/2/2024	(14)
USD	4,287	BRL	23,130	Citibank	1/2/2024	(261)
USD	8,868	BRL	48,887	Citibank	1/2/2024	(745)
USD	25,879	JPY	3,277,100	HSBC Bank	2/16/2024	3,424
JPY	3,277,100	USD	25,661	HSBC Bank	2/16/2024	(3,207)
USD	25,676	JPY	3,277,100	HSBC Bank	2/20/2024	3,207
						$1,137
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZD10,675	$(12)	$—	$(12)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(13)	—	(13)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	12,163	(13)	—	(13)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	12,163	(14)	—	(14)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	13,521	(17)	—	(17)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(37)	—	(37)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(37)	—	(37)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	(3)	—	(3)
2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	(593)	—	(593)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD23,220	(535)	—	(535)
4.0285%	Annual	SOFR	Annual	2/10/2026	37,540	(674)	—	(674)
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800	(254)	—	(254)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	48,400	(261)	—	(261)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	58,800	(323)	—	(323)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000	(70)	—	(70)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900	(70)	—	(70)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200	(72)	—	(72)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(214)	—	(214)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100	(70)	—	(70)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(141)	—	(141)
American Funds Insurance Series — Page 202 of 274

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN62,600	$(306)	$—	$(306)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500	(844)	—	(844)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900	(108)	—	(108)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(160)	—	(160)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445	(344)	—	(344)
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028	259,800	(162)	—	(162)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP15,850	273	—	273
4.96048%	Annual	SONIA	Annual	6/21/2028	7,810	127	—	127
SOFR	Annual	3.29015%	Annual	1/13/2030	USD11,280	633	—	633
SOFR	Annual	3.4705%	Annual	2/10/2030	16,910	790	—	790
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	2	—	2
SONIA	Annual	4.36738%	Annual	6/21/2033	8,600	(11)	—	(11)
						$(3,533)	$—	$(3,533)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[17] (000)	Value at 9/30/2023[18] (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.41	12/20/2028	USD34,822	$414	$507	$(93)
Investments in affiliates15

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Investment funds 3.49%
Capital Group Central Corporate Bond Fund	$48,676	$1,434	$—	$—	$(1,371)	$48,739	$1,435
Short-term securities 10.88%
Money market investments 10.88%
Capital Group Central Cash Fund 5.44%[16]	167	657,174	505,334	1	(5)	152,003	4,869
Total 14.37%				$1	$(1,376)	$200,742	$6,304
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	$5,611	$5,232	.37%
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	5,964	5,113.37
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1]	5/19/2020	3,398	2,969.21
NBM US Holdings, Inc. 7.00% 5/14/2026	5/17/2023-5/19/2023	1,471	1,513.11
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023	309	298.02
American Funds Insurance Series — Page 203 of 274

unaudited
Restricted securities2 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[9,10]	9/13/2023	$95	$97	.01%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[9,10]	9/13/2023	2	2	.00 [19]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,6]	6/23/2023	101	96.01
Total		$16,951	$15,320	1.10%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $15,320,000, which represented 1.10% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Value determined using significant unobservable inputs.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $100,400,000, which represented 7.19% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,862,000, which represented .13% of the net assets of the fund.

[10]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	Amount less than one thousand.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,057,000, which represented .79% of the net assets of the fund.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 9/30/2023.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Amount less than .01%.
American Funds Insurance Series — Page 204 of 274

unaudited

Key to abbreviations
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — Page 205 of 274

American High-Income Trust®
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 91.09% Corporate bonds, notes & loans 90.22% Energy 15.34%	Principal amount (000)	Value (000)
Aethon United BR, LP 8.25% 2/15/2026[1]	USD435	$432
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	523
Antero Resources Corp. 7.625% 2/1/2029[1]	244	247
Antero Resources Corp. 5.375% 3/1/2030[1]	230	212
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	1,995
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	214
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	268
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,385	1,247
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,610	1,429
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	496	498
California Resources Corp. 7.125% 2/1/2026[1]	390	392
Callon Petroleum Co. 7.50% 6/15/2030[1]	1,370	1,330
Cheniere Energy Partners, LP 4.50% 10/1/2029	58	53
Cheniere Energy Partners, LP 3.25% 1/31/2032	105	84
Cheniere Energy, Inc. 4.625% 10/15/2028	1,341	1,234
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	765
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	2,055	1,936
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	740
Chord Energy Corp. 6.375% 6/1/2026[1]	190	186
CITGO Petroleum Corp. 6.375% 6/15/2026[1]	375	371
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,510	1,509
Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	850
Civitas Resources, Inc. 8.375% 7/1/2028[1]	650	662
Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,820	2,884
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	233
CNX Resources Corp. 7.25% 3/14/2027[1]	1,168	1,154
CNX Resources Corp. 6.00% 1/15/2029[1]	1,804	1,687
CNX Resources Corp. 7.375% 1/15/2031[1]	1,111	1,090
Comstock Resources, Inc. 6.75% 3/1/2029[1]	865	797
Comstock Resources, Inc. 5.875% 1/15/2030[1]	900	780
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[2]	3,201	2,128
Continental Resources, Inc. 5.75% 1/15/2031[1]	365	343
Crescent Energy Finance, LLC 7.25% 5/1/2026[1]	500	491
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,793	1,832
Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]	290	278
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]	55	53
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	1,675	1,720
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	447	456
Devon Energy Corp. 5.875% 6/15/2028	202	201
Devon Energy Corp. 4.50% 1/15/2030	493	448
Diamond Foreign Asset Co. 8.50% 10/1/2030[1]	630	631
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,503	1,301
DT Midstream, Inc. 4.375% 6/15/2031[1]	307	259
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]	1,205	1,312
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	250	240
American Funds Insurance Series — Page 206 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	USD1,025	$892
Energean PLC 6.50% 4/30/2027[1]	380	346
EPIC Crude Services, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.929% 3/2/2026[3,4]	140	137
EPIC Y-Grade Services, LP, Term Loan, (3-month USD CME Term SOFR + 6.00%) 11.522% 6/30/2027[3,4]	140	131
EQM Midstream Partners, LP 4.125% 12/1/2026	87	81
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	405	406
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	2,095	2,048
EQM Midstream Partners, LP 5.50% 7/15/2028	881	828
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	835	744
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	338	340
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,645	1,418
EQM Midstream Partners, LP 6.50% 7/15/2048	965	850
EQT Corp. 5.00% 1/15/2029	170	160
EQT Corp. 3.625% 5/15/2031[1]	290	246
Genesis Energy, LP 6.50% 10/1/2025	1,886	1,855
Genesis Energy, LP 6.25% 5/15/2026	320	307
Genesis Energy, LP 8.00% 1/15/2027	2,960	2,856
Genesis Energy, LP 7.75% 2/1/2028	87	83
Genesis Energy, LP 8.875% 4/15/2030	1,000	977
Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,442
Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,947	1,884
Hess Midstream Operations, LP 5.125% 6/15/2028[1]	666	613
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,208
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	364
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	136
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	891
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	832
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	723	639
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	700	623
Jonah Energy, LLC 12.00% 11/5/2025[5]	852	852
Matador Resources Co. 6.875% 4/15/2028[1]	425	418
Mesquite Energy, Inc. 7.25% 2/15/2023[1,6]	739	72
Murphy Oil Corp. 5.75% 8/15/2025	139	139
Murphy Oil Corp. 6.375% 7/15/2028	415	408
Murphy Oil USA, Inc. 4.75% 9/15/2029	685	618
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	670
Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,615	1,564
Nabors Industries, Ltd. 7.25% 1/15/2026[1]	350	339
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]	1,250	1,239
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,720	1,644
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	4,925	4,540
NGL Energy Operating, LLC 7.50% 2/1/2026[1]	8,905	8,815
NGL Energy Partners, LP 6.125% 3/1/2025	2,054	2,019
NGL Energy Partners, LP 7.50% 4/15/2026	875	847
Noble Finance II, LLC 8.00% 4/15/2030[1]	485	492
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,890	1,890
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	1,210	1,221
NuStar Logistics, LP 6.00% 6/1/2026	286	278
Occidental Petroleum Corp. 5.875% 9/1/2025	710	707
Occidental Petroleum Corp. 6.625% 9/1/2030	390	396
Occidental Petroleum Corp. 6.125% 1/1/2031	465	459
Occidental Petroleum Corp. 6.45% 9/15/2036	245	241
American Funds Insurance Series — Page 207 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 6.20% 3/15/2040	USD290	$277
Occidental Petroleum Corp. 6.60% 3/15/2046	305	300
ONEOK, Inc. 6.625% 9/1/2053	153	150
Parkland Corp. 4.625% 5/1/2030[1]	440	376
PDC Energy, Inc. 5.75% 5/15/2026	600	598
Permian Resources Operating, LLC 6.875% 4/1/2027[1]	440	434
Petrobras Global Finance BV 6.75% 6/3/2050	288	261
Petrobras Global Finance BV 5.50% 6/10/2051	202	154
Petroleos Mexicanos 4.875% 1/18/2024	223	221
Petroleos Mexicanos 6.875% 10/16/2025	350	336
Petroleos Mexicanos 8.75% 6/2/2029	732	649
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	320	309
Range Resources Corp. 4.875% 5/15/2025	362	351
Range Resources Corp. 8.25% 1/15/2029	825	846
Range Resources Corp. 4.75% 2/15/2030[1]	970	862
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]	450	401
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	371	340
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	1,130	1,152
Sitio Royalties Operating Partnership, LP 7.875% 11/1/2028[1]	350	351
Southwestern Energy Co. 5.375% 3/15/2030	1,690	1,542
Southwestern Energy Co. 4.75% 2/1/2032	480	412
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	280
Sunoco, LP 6.00% 4/15/2027	547	531
Sunoco, LP 5.875% 3/15/2028	290	279
Sunoco, LP 7.00% 9/15/2028[1]	1,635	1,615
Sunoco, LP 4.50% 5/15/2029	1,970	1,731
Sunoco, LP 4.50% 4/30/2030	1,955	1,695
Superior Plus, LP 4.50% 3/15/2029[1]	73	64
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
Targa Resources Partners, LP 6.50% 7/15/2027	133	134
Targa Resources Partners, LP 6.875% 1/15/2029	915	917
Targa Resources Partners, LP 5.50% 3/1/2030	327	306
Targa Resources Partners, LP 4.875% 2/1/2031	695	623
Targa Resources Partners, LP 4.00% 1/15/2032	190	160
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	575	575
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	527	519
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,051
Transocean, Inc. 11.50% 1/30/2027[1]	245	257
Transocean, Inc. 8.75% 2/15/2030[1]	503	514
Transocean, Inc. 6.80% 3/15/2038	540	412
USA Compression Partners, LP 6.875% 4/1/2026	669	656
USA Compression Partners, LP 6.875% 9/1/2027	247	240
Valaris, Ltd. 8.375% 4/30/2030[1]	545	546
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	415	396
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,250	1,849
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,395	1,085
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	425	421
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	984
Vital Energy, Inc. 10.125% 1/15/2028	250	255
Vital Energy, Inc. 9.75% 10/15/2030	430	440
W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	366
Weatherford International, Ltd. 6.50% 9/15/2028[1]	2,335	2,338
Weatherford International, Ltd. 8.625% 4/30/2030[1]	3,721	3,753
Western Midstream Operating, LP 3.10% 2/1/2025[7]	450	431
American Funds Insurance Series — Page 208 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 3.95% 6/1/2025	USD65	$62
Western Midstream Operating, LP 4.50% 3/1/2028	239	223
Western Midstream Operating, LP 4.05% 2/1/2030[7]	80	70
Western Midstream Operating, LP 6.15% 4/1/2033	37	36
Western Midstream Operating, LP 5.25% 2/1/2050[7]	545	425
		127,346
Consumer discretionary 13.09%
Acushnet Co. 7.375% 10/15/2028[1]	260	262
Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]	525	496
Advance Auto Parts, Inc. 1.75% 10/1/2027	24	19
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,021	829
Advance Auto Parts, Inc. 3.50% 3/15/2032	461	346
Affinity Interactive 6.875% 12/15/2027[1]	530	450
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	508	482
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	731	655
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	490	409
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	2,790	2,084
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	704	714
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,545	1,329
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	1,310	1,087
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	280	233
Bath & Body Works, Inc. 6.875% 11/1/2035	1,306	1,168
Bath & Body Works, Inc. 6.75% 7/1/2036	755	662
Boyd Gaming Corp. 4.75% 12/1/2027	441	407
Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	294
Boyne USA, Inc. 4.75% 5/15/2029[1]	650	569
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	1,085	1,071
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	499	423
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,065	1,037
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	345	344
Carnival Corp. 5.75% 3/1/2027[1]	1,445	1,309
Carnival Corp. 4.00% 8/1/2028[1]	3,425	2,973
Carnival Corp. 6.00% 5/1/2029[1]	4,416	3,772
Carnival Corp. 7.00% 8/15/2029[1]	635	627
Carnival Corp. 10.50% 6/1/2030[1]	1,329	1,370
Clarios Global, LP 6.25% 5/15/2026[1]	140	137
Clarios Global, LP 8.50% 5/15/2027[1]	315	315
Dana, Inc. 4.25% 9/1/2030	115	92
Dana, Inc. 4.50% 2/15/2032	375	292
Empire Resorts, Inc. 7.75% 11/1/2026[1]	245	200
Everi Holdings, Inc. 5.00% 7/15/2029[1]	95	82
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,405	1,192
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	4,820	3,935
First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,157
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.501% 7/21/2028[3,4]	219	214
Ford Motor Co. 3.25% 2/12/2032	455	351
Ford Motor Co. 6.10% 8/19/2032	860	811
Ford Motor Credit Co., LLC 2.30% 2/10/2025	800	751
Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,920	1,860
Ford Motor Credit Co., LLC 4.134% 8/4/2025	430	408
Ford Motor Credit Co., LLC 3.375% 11/13/2025	665	618
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,104	2,104
Ford Motor Credit Co., LLC 4.542% 8/1/2026	1,460	1,372
American Funds Insurance Series — Page 209 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 2.70% 8/10/2026	USD1,365	$1,219
Ford Motor Credit Co., LLC 4.271% 1/9/2027	900	832
Ford Motor Credit Co., LLC 4.125% 8/17/2027	1,090	994
Ford Motor Credit Co., LLC 3.815% 11/2/2027	880	785
Ford Motor Credit Co., LLC 2.90% 2/16/2028	300	256
Ford Motor Credit Co., LLC 6.80% 5/12/2028	330	330
Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	275
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,170	2,184
Ford Motor Credit Co., LLC 4.00% 11/13/2030	770	644
Gap, Inc. 3.625% 10/1/2029[1]	170	126
Gap, Inc. 3.875% 10/1/2031[1]	108	76
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]	380	330
Hanesbrands, Inc. 4.875% 5/15/2026[1]	894	821
Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,505	1,436
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[3,4]	862	847
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	372
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	880
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	513
Hyundai Capital America 1.65% 9/17/2026[1]	745	658
International Game Technology PLC 6.50% 2/15/2025[1]	201	201
International Game Technology PLC 4.125% 4/15/2026[1]	465	438
International Game Technology PLC 5.25% 1/15/2029[1]	2,620	2,417
KB Home 6.875% 6/15/2027	330	330
KB Home 7.25% 7/15/2030	330	325
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	306
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	4,610	3,925
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,835	1,784
Levi Strauss & Co. 3.50% 3/1/2031[1]	1,000	792
Light and Wonder International, Inc. 7.00% 5/15/2028[1]	985	969
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	960	942
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	445	440
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	192
Lithia Motors, Inc. 4.625% 12/15/2027[1]	480	439
Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,370	1,156
Lithia Motors, Inc. 4.375% 1/15/2031[1]	830	687
LSF9 Atlantis Holdings, LLC 7.75% 2/15/2026[1]	335	305
M.D.C. Holdings, Inc. 6.00% 1/15/2043	573	480
Marriott International, Inc. 3.50% 10/15/2032	195	160
Marriott International, Inc. 2.75% 10/15/2033	105	79
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	1,370	1,149
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	595	522
Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	471
MGM Resorts International 5.50% 4/15/2027	200	187
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.424% 9/9/2026[3,4]	227	227
NCL Corp., Ltd. 3.625% 12/15/2024[1]	300	288
NCL Corp., Ltd. 5.875% 3/15/2026[1]	405	374
NCL Corp., Ltd. 5.875% 2/15/2027[1]	1,235	1,176
NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	335
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	1,650	1,550
Ontario Gaming GTA, LP 8.00% 8/1/2030[1]	890	891
Ontario Gaming GTA, LP, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.64% 8/1/2030[3,4]	425	426
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.821% 7/15/2025[1,4,6,8]	240	32
American Funds Insurance Series — Page 210 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Party City Holdings, Inc. 8.75% 2/15/2026[1,6]	USD7,577	$1,174
Party City Holdings, Inc. 6.625% 8/1/2026[1,6]	500	3
Party City Holdings, Inc., Term Loan DIP, 15.31% 11/16/2023[3,4]	1,356	1,403
PECF USS Intermediate Holding III Corp., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 9.881% 12/15/2028[3,4]	234	189
PENN Entertainment, Inc. 5.625% 1/15/2027[1]	660	621
PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	12
Penske Automotive Group, Inc. 3.75% 6/15/2029	390	329
PETSMART, LLC 7.75% 2/15/2029[1]	615	574
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	200	154
QVC, Inc. 4.85% 4/1/2024	1,685	1,621
QVC, Inc. 4.45% 2/15/2025	320	280
Resorts World Las Vegas, LLC 4.625% 4/16/2029[9]	300	240
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	862	848
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]	626	661
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	1,090	1,001
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	715	676
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	1,365	1,265
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	1,700	1,440
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	795	730
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	1,775	1,843
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	1,010	1,068
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	553	549
Sally Holdings, LLC 5.625% 12/1/2025	1,030	1,005
Sands China, Ltd. 5.375% 8/8/2025	425	412
Sands China, Ltd. 3.50% 8/8/2031	200	158
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	805	695
Service Corp. International 4.00% 5/15/2031	170	140
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,630	1,353
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,425	1,933
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	79
Travel + Leisure Co. 4.50% 12/1/2029[1]	785	659
Universal Entertainment Corp. 8.75% 12/11/2024[1]	2,945	3,139
Vail Resorts, Inc. 6.25% 5/15/2025[1]	315	314
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,245	1,164
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	910	818
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	422
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	235
ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	289
ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	245
		108,626
Communication services 10.93%
Altice France Holding SA 10.50% 5/15/2027[1]	1,080	675
Altice France SA 5.125% 7/15/2029[1]	1,677	1,195
CCO Holdings, LLC 5.50% 5/1/2026[1]	102	99
CCO Holdings, LLC 5.00% 2/1/2028[1]	586	533
CCO Holdings, LLC 5.375% 6/1/2029[1]	360	323
CCO Holdings, LLC 6.375% 9/1/2029[1]	300	280
CCO Holdings, LLC 4.75% 3/1/2030[1]	3,437	2,889
CCO Holdings, LLC 4.50% 8/15/2030[1]	3,029	2,490
CCO Holdings, LLC 4.25% 2/1/2031[1]	2,875	2,291
CCO Holdings, LLC 4.75% 2/1/2032[1]	2,504	2,006
CCO Holdings, LLC 4.50% 5/1/2032	794	624
American Funds Insurance Series — Page 211 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 4.50% 6/1/2033[1]	USD1,330	$1,019
CCO Holdings, LLC 4.25% 1/15/2034[1]	2,040	1,504
Charter Communications Operating, LLC 2.80% 4/1/2031	140	109
Clear Channel Outdoor Holdings, Inc. 5.125% 8/15/2027[1]	145	129
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	456
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	241
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	690	638
Connect Finco SARL 6.75% 10/1/2026[1]	725	677
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	167
CSC Holdings, LLC 6.50% 2/1/2029[1]	600	498
Diamond Sports Group, LLC 5.375% 8/15/2026[1,6]	503	11
Diamond Sports Group, LLC 6.625% 8/15/2027[1,6]	1,056	22
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,021	2,675
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.431% 8/2/2027[3,4]	1,529	1,496
DISH DBS Corp. 5.875% 11/15/2024	4,755	4,433
DISH DBS Corp. 7.75% 7/1/2026	1,365	1,026
DISH Network Corp. 11.75% 11/15/2027[1]	5,765	5,817
Embarq Corp. 7.995% 6/1/2036	3,624	2,047
Epicor Software Corp., Term Loan, (1-month USD CME Term SOFR + 7.75%) 13.166% 7/31/2028[3,4]	365	367
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	1,120	1,020
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	2,960	2,531
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	2,410	1,857
Frontier Communications Holdings, LLC 5.875% 11/1/2029	725	530
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	750	550
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	710	675
Gray Escrow II, Inc. 5.375% 11/15/2031[1]	2,165	1,420
Gray Television, Inc. 5.875% 7/15/2026[1]	2,128	1,915
Gray Television, Inc. 7.00% 5/15/2027[1]	1,658	1,428
Gray Television, Inc. 4.75% 10/15/2030[1]	717	476
iHeartCommunications, Inc. 5.25% 8/15/2027[1]	640	508
iHeartCommunications, Inc. 4.75% 1/15/2028[1]	250	192
Lamar Media Corp. 3.75% 2/15/2028	61	54
Lamar Media Corp. 4.875% 1/15/2029	300	272
Lamar Media Corp. 4.00% 2/15/2030	260	221
Lamar Media Corp. 3.625% 1/15/2031	460	375
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	308
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2]	2,558	924
Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[2,3,5]	244	244
Likewize Corp. 9.75% 10/15/2025[1]	140	139
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	400	367
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	830	735
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	2,880	2,329
Netflix, Inc. 4.875% 4/15/2028	310	301
News Corp. 3.875% 5/15/2029[1]	1,495	1,287
News Corp. 5.125% 2/15/2032[1]	995	870
Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	289
Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,475	2,880
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	512
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	2,080	1,856
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	2,885	2,466
Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	95	84
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	920	738
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,450	1,858
American Funds Insurance Series — Page 212 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sprint Capital Corp. 6.875% 11/15/2028	USD316	$327
Sprint Capital Corp. 8.75% 3/15/2032	716	829
Sprint Corp. 7.625% 3/1/2026	480	494
TEGNA, Inc. 5.00% 9/15/2029	366	308
T-Mobile USA, Inc. 3.375% 4/15/2029	860	757
Univision Communications, Inc. 5.125% 2/15/2025[1]	2,434	2,375
Univision Communications, Inc. 6.625% 6/1/2027[1]	3,010	2,807
Univision Communications, Inc. 8.00% 8/15/2028[1]	750	728
Univision Communications, Inc. 4.50% 5/1/2029[1]	4,960	4,044
Univision Communications, Inc. 7.375% 6/30/2030[1]	1,895	1,734
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.64% 6/24/2029[3,4]	69	69
UPC Broadband Finco BV 4.875% 7/15/2031[1]	430	349
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	590	488
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	1,894
VZ Secured Financing BV 5.00% 1/15/2032[1]	1,500	1,180
WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,600	1,346
WMG Acquisition Corp. 3.875% 7/15/2030[1]	580	491
WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	177
Ziggo Bond Co. BV 5.125% 2/28/2030[1]	419	313
Ziggo BV 4.875% 1/15/2030[1]	1,350	1,101
		90,759
Materials 9.93%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	485
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	430	381
ArcelorMittal SA 6.80% 11/29/2032	315	313
ArcelorMittal SA 7.00% 10/15/2039	488	490
ArcelorMittal SA 6.75% 3/1/2041	755	721
Arconic Corp., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.746% 7/27/2030[3,4]	355	355
ARD Finance SA 6.50% Cash 6/30/2027[1,2]	422	319
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,290	1,011
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]	700	585
Arsenal AIC Parent, LLC 8.00% 10/1/2030[1]	355	354
ATI, Inc. 4.875% 10/1/2029	690	608
ATI, Inc. 7.25% 8/15/2030	375	373
ATI, Inc. 5.125% 10/1/2031	1,110	962
Avient Corp. 7.125% 8/1/2030[1]	335	329
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	428
Ball Corp. 6.875% 3/15/2028	1,065	1,073
Ball Corp. 6.00% 6/15/2029	350	340
Ball Corp. 2.875% 8/15/2030	160	127
Ball Corp. 3.125% 9/15/2031	1,320	1,036
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	200	198
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,300	1,064
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	487	486
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	297	290
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	3,173	3,024
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,906	1,662
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	455	426
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,355	2,009
CROWN Americas, LLC 5.25% 4/1/2030	240	223
CVR Partners, LP 6.125% 6/15/2028[1]	960	864
American Funds Insurance Series — Page 213 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Element Solutions, Inc. 3.875% 9/1/2028[1]	USD410	$354
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	3,028	3,026
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	3,351	3,257
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,610	7,311
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	387
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	351
FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	8,281
FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,396
INEOS Finance PLC 6.75% 5/15/2028[1]	500	468
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	558
LABL, Inc. 10.50% 7/15/2027[1]	1,405	1,323
LABL, Inc. 5.875% 11/1/2028[1]	730	657
LABL, Inc. 9.50% 11/1/2028[1]	162	166
LABL, Inc. 8.25% 11/1/2029[1]	715	585
LSB Industries, Inc. 6.25% 10/15/2028[1]	2,445	2,218
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	369
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	625	547
Methanex Corp. 5.125% 10/15/2027	3,302	3,050
Methanex Corp. 5.25% 12/15/2029	512	457
Methanex Corp. 5.65% 12/1/2044	465	377
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	138	136
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,484	1,458
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,815	1,835
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	1,035	1,017
Nova Chemicals Corp. 4.875% 6/1/2024[1]	760	747
Nova Chemicals Corp. 5.25% 6/1/2027[1]	1,431	1,241
Nova Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,212
Novelis Corp. 3.25% 11/15/2026[1]	825	738
Novelis Corp. 4.75% 1/30/2030[1]	563	488
Novelis Corp. 3.875% 8/15/2031[1]	1,122	897
Olin Corp. 5.625% 8/1/2029	200	188
Olin Corp. 5.00% 2/1/2030	180	160
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	1,470	1,469
Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]	265	265
Rain Carbon, Inc. 12.25% 9/1/2029[1]	348	365
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	583
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,225	1,051
Scotts Miracle-Gro Co. 4.50% 10/15/2029	184	151
Scotts Miracle-Gro Co. 4.375% 2/1/2032	415	312
Sealed Air Corp. 4.00% 12/1/2027[1]	316	282
Sealed Air Corp. 6.125% 2/1/2028[1]	657	637
SNF Group SA 3.375% 3/15/2030[1]	400	323
Summit Materials, LLC 6.50% 3/15/2027[1]	360	352
Summit Materials, LLC 5.25% 1/15/2029[1]	755	686
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	492
Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	308
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	903	826
Tronox, Inc. 4.625% 3/15/2029[1]	860	695
Valvoline, Inc. 4.25% 2/15/2030[1]	353	347
Valvoline, Inc. 3.625% 6/15/2031[1]	600	465
Venator Finance SARL 9.50% 7/1/2025[1,6]	1,763	749
Venator Finance SARL 5.75% 7/15/2025[1,6]	3,501	171
Venator Finance SARL, Term Loan, 15.05% 10/16/2023[3,4]	1,310	1,369
American Funds Insurance Series — Page 214 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Venator Finance SARL, Term Loan, (USD Prime Rate + 4.00%) 7.73% 8/8/2024[3,4,6]	USD150	$71
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	623	626
		82,386
Health care 9.37%
AdaptHealth, LLC 6.125% 8/1/2028[1]	250	216
AdaptHealth, LLC 4.625% 8/1/2029[1]	505	388
AdaptHealth, LLC 5.125% 3/1/2030[1]	815	632
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	640	536
Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,305	2,104
Avantor Funding, Inc. 3.875% 11/1/2029[1]	500	428
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.755% 5/10/2027[3,4]	454	441
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	1,419	1,286
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	236	120
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,320	3,833
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,256	1,144
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	153
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	1,095	653
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	401
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,390	1,934
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	240	92
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	137
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,952	736
Bausch Health Companies, Inc. 14.00% 10/15/2030[1]	235	140
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,682	1,418
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.674% 2/1/2027[3,4]	365	298
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	290	266
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	340	279
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,248	1,029
Centene Corp. 4.25% 12/15/2027	344	317
Centene Corp. 2.45% 7/15/2028	595	503
Centene Corp. 4.625% 12/15/2029	1,785	1,610
Centene Corp. 3.375% 2/15/2030	217	181
Centene Corp. 3.00% 10/15/2030	295	238
Centene Corp. 2.50% 3/1/2031	1,125	866
Centene Corp. 2.625% 8/1/2031	825	633
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	167
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	584
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,575	1,353
CHS / Community Health Systems, Inc. 6.00% 1/15/2029[1]	138	112
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,620	1,234
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	723
DaVita, Inc. 4.625% 6/1/2030[1]	120	99
Endo DAC 6.875% 10/15/2024[1]	520	365
Endo DAC 9.50% 7/31/2027[1,6]	311	22
Endo DAC 6.00% 6/30/2028[1,6]	2,313	168
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]	660	470
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	1,000	974
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[3,4]	1,082	1,081
Grifols SA 4.75% 10/15/2028[1]	630	538
HCA, Inc. 5.625% 9/1/2028	1,300	1,268
HCA, Inc. 5.875% 2/1/2029	255	251
American Funds Insurance Series — Page 215 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA, Inc. 3.50% 9/1/2030	USD180	$152
HCA, Inc. 4.625% 3/15/2052	233	175
HCA, Inc. 7.50% 11/15/2095	250	262
HealthEquity, Inc. 4.50% 10/1/2029[1]	640	552
Hologic, Inc. 3.25% 2/15/2029[1]	415	351
IQVIA, Inc. 5.00% 10/15/2026[1]	623	596
IQVIA, Inc. 6.50% 5/15/2030[1]	555	544
Jazz Securities DAC 4.375% 1/15/2029[1]	461	402
Mallinckrodt International Finance SA 10.00% 4/15/2025[1]	579	461
Medline Borrower, LP 3.875% 4/1/2029[1]	220	186
Medline Borrower, LP 5.25% 10/1/2029[1]	1,810	1,567
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.681% 10/23/2028[3,4]	422	421
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	1,055	947
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	3,034	2,514
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,400	1,928
Option Care Health, Inc. 4.375% 10/31/2029[1]	290	251
Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,795	1,479
Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,820	2,506
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	5,640	4,027
Radiology Partners, Inc. 9.25% 2/1/2028[1]	1,873	743
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[3,4]	1,622	1,230
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	1,711	1,244
Select Medical Corp. 6.25% 8/15/2026[1]	554	542
Star Parent, Inc. 9.00% 10/1/2030[1]	560	567
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	244	247
Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	188
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.566% 3/2/2027[3,4]	273	209
Tenet Healthcare Corp. 4.875% 1/1/2026	3,125	2,997
Tenet Healthcare Corp. 6.25% 2/1/2027	500	484
Tenet Healthcare Corp. 5.125% 11/1/2027	265	247
Tenet Healthcare Corp. 4.625% 6/15/2028	435	392
Tenet Healthcare Corp. 6.125% 10/1/2028	885	832
Tenet Healthcare Corp. 4.25% 6/1/2029	1,420	1,224
Tenet Healthcare Corp. 4.375% 1/15/2030	1,045	900
Tenet Healthcare Corp. 6.125% 6/15/2030	295	277
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	1,270	1,226
Tenet Healthcare Corp. 6.875% 11/15/2031	100	96
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	1,357	1,352
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,394	2,136
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,245	1,144
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	1,013	996
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,105
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	406
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	854	885
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	602	378
		77,789
Industrials 7.83%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	692	677
ADT Security Corp. 4.125% 8/1/2029[1]	200	169
Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,235	1,000
Ashtead Capital, Inc. 5.50% 8/11/2032[1]	400	370
Atkore, Inc. 4.25% 6/1/2031[1]	550	463
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	835
American Funds Insurance Series — Page 216 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	USD1,325	$1,179
Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]	660	654
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,773
Bombardier, Inc. 7.50% 3/15/2025[1]	256	255
Bombardier, Inc. 7.125% 6/15/2026[1]	2,990	2,900
Bombardier, Inc. 7.875% 4/15/2027[1]	2,358	2,303
Bombardier, Inc. 6.00% 2/15/2028[1]	790	717
Bombardier, Inc. 7.50% 2/1/2029[1]	727	691
Bombardier, Inc. 7.45% 5/1/2034[1]	115	131
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	430	431
Brand Industrial Services, Inc., Term Loan B, (USD-SOFR + 5.50%) 10.872% 8/1/2030[3,4]	230	225
Brink’s Co. (The) 4.625% 10/15/2027[1]	719	657
BWX Technologies, Inc. 4.125% 6/30/2028[1]	360	319
BWX Technologies, Inc. 4.125% 4/15/2029[1]	965	847
Chart Industries, Inc. 7.50% 1/1/2030[1]	523	526
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	1,070	928
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	985	841
Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	723
Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	113
CoreLogic, Inc. 4.50% 5/1/2028[1]	4,369	3,321
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.931% 6/4/2029[3,4]	660	554
Covanta Holding Corp. 4.875% 12/1/2029[1]	1,105	908
Covanta Holding Corp. 5.00% 9/1/2030	1,455	1,164
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.334% 11/30/2028[3,4]	231	231
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.334% 11/30/2028[3,4]	14	13
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	1,235	1,066
Enviri Corp. 5.75% 7/31/2027[1]	395	348
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	2,060	1,983
Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	189
Hertz Corp. (The) 5.00% 12/1/2029[1]	820	643
Howmet Aerospace, Inc. 5.95% 2/1/2037	455	428
Icahn Enterprises, LP 4.75% 9/15/2024	1,405	1,354
Icahn Enterprises, LP 6.375% 12/15/2025	461	439
Icahn Enterprises, LP 6.25% 5/15/2026	517	481
Icahn Enterprises, LP 5.25% 5/15/2027	579	510
Icahn Enterprises, LP 4.375% 2/1/2029	675	541
KKR Apple Bidco, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.316% 9/22/2028[3,4]	1,114	1,115
LSC Communications, Inc. 8.75% 10/15/2023[1,5,6]	8,933	27
LSC Communications, Inc., Term Loan B, (USD-Prime + 4.50%) 7.75% 9/30/2022[3,4,5,6]	301	1
Masonite International Corp. 3.50% 2/15/2030[1]	530	431
Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]	450	439
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	2,776	2,753
Moog, Inc. 4.25% 12/9/2027[1]	395	357
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	240
Park River Holdings, Inc. 5.625% 2/1/2029[1]	410	313
PGT Innovations, Inc. 4.375% 10/1/2029[1]	560	517
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	473
PM General Purchaser, LLC 9.50% 10/1/2028[1]	1,850	1,722
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	417
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	581	580
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	1,578	1,604
American Funds Insurance Series — Page 217 of 274

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	USD170	$146
Rolls-Royce PLC 5.75% 10/15/2027[1]	515	497
Sabre GLBL, Inc. 8.625% 6/1/2027[1]	50	42
Seagate HDD Cayman 8.50% 7/15/2031[1]	455	467
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	500	405
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	418
Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]	175	172
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,480	1,155
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,781	1,815
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.869% 1/15/2027[3,4]	761	761
SRS Distribution, Inc. 4.625% 7/1/2028[1]	480	415
Stericycle, Inc. 5.375% 7/15/2024[1]	585	578
Stericycle, Inc. 3.875% 1/15/2029[1]	615	531
Titan International, Inc. 7.00% 4/30/2028	750	702
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	1,495	1,372
TransDigm, Inc. 6.25% 3/15/2026[1]	1,638	1,611
TransDigm, Inc. 5.50% 11/15/2027	1,030	965
TransDigm, Inc. 6.75% 8/15/2028[1]	575	567
TransDigm, Inc. 6.875% 12/15/2030[1]	435	427
Triumph Group, Inc. 7.75% 8/15/2025	685	652
Triumph Group, Inc. 9.00% 3/15/2028[1]	2,724	2,697
United Airlines, Inc. 4.375% 4/15/2026[1]	285	264
United Airlines, Inc. 4.625% 4/15/2029[1]	645	555
United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	112
United Rentals (North America), Inc. 3.875% 2/15/2031	720	600
United Rentals (North America), Inc. 3.75% 1/15/2032	505	408
WESCO Distribution, Inc. 7.125% 6/15/2025[1]	675	677
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	580	583
XPO, Inc. 7.125% 6/1/2031[1]	533	526
		65,009
Financials 7.72%
AG Issuer, LLC 6.25% 3/1/2028[1]	2,431	2,273
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	1,317	1,326
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	592
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,741	1,621
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,560	1,353
AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,380	1,211
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	2,948	2,626
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.03% 8/2/2029[3,4]	1,245	1,189
AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	316
Blackstone Private Credit Fund 7.05% 9/29/2025	505	506
Block, Inc. 2.75% 6/1/2026	1,455	1,310
Block, Inc. 3.50% 6/1/2031	1,740	1,369
Blue Owl Capital Corp. 3.40% 7/15/2026	290	260
Blue Owl Capital Corp. III 3.125% 4/13/2027	600	513
Blue Owl Credit Income Corp. 4.70% 2/8/2027	800	729
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	508
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	764
Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,630	1,176
Coinbase Global, Inc. 3.625% 10/1/2031[1]	1,620	1,077
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	4,260	3,729
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,230	1,004
American Funds Insurance Series — Page 218 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Acceptance Corp. 5.125% 12/31/2024[1]	USD275	$268
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	437	430
GTCR W Merger Sub, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.00%) 8.334% 9/20/2030[3,4]	475	475
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[1]	2,345	2,351
GTCR W-2 Merger Sub, LLC 8.50% 1/15/2031	GBP230	287
Hightower Holding, LLC 6.75% 4/15/2029[1]	USD1,280	1,101
HUB International, Ltd. 7.00% 5/1/2026[1]	1,745	1,743
HUB International, Ltd. 5.625% 12/1/2029[1]	240	209
HUB International, Ltd. 7.25% 6/15/2030[1]	997	996
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.584% 6/20/2030[3,4]	649	652
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,035	852
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	132
LPL Holdings, Inc. 4.625% 11/15/2027[1]	1,087	1,005
LPL Holdings, Inc. 4.00% 3/15/2029[1]	1,120	978
LPL Holdings, Inc. 4.375% 5/15/2031[1]	1,135	972
Macquarie Airfinance Holdings, Ltd. 8.125% 3/30/2029[1]	355	356
MGIC Investment Corp. 5.25% 8/15/2028	525	489
MSCI, Inc. 4.00% 11/15/2029[1]	555	488
MSCI, Inc. 3.625% 9/1/2030[1]	21	18
MSCI, Inc. 3.875% 2/15/2031[1]	1,700	1,443
MSCI, Inc. 3.625% 11/1/2031[1]	1,551	1,271
MSCI, Inc. 3.25% 8/15/2033[1]	959	739
Navient Corp. 6.125% 3/25/2024	957	953
Navient Corp. 5.875% 10/25/2024	1,295	1,276
Navient Corp. 6.75% 6/25/2025	550	542
Navient Corp. 6.75% 6/15/2026	640	620
Navient Corp. 5.00% 3/15/2027	2,883	2,594
Navient Corp. 4.875% 3/15/2028	320	272
Navient Corp. 5.50% 3/15/2029	2,280	1,918
Navient Corp. 9.375% 7/25/2030	200	197
Navient Corp. 5.625% 8/1/2033	1,478	1,075
NFP Corp. 6.875% 8/15/2028[1]	1,170	1,004
Onemain Finance Corp. 7.125% 3/15/2026	1,335	1,309
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,139
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.816% 8/17/2028[3,4]	355	356
Owl Rock Capital Corp. 3.75% 7/22/2025	600	563
Oxford Finance, LLC 6.375% 2/1/2027[1]	1,763	1,640
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	458
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	815	711
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	660	576
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,2]	2,239	246
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,2]	1,784	888
		64,044
Information technology 5.14%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[3,4,8]	369	369
Black Knight InfoServ, LLC 3.625% 9/1/2028[1]	410	368
BMC Software, Inc., Term Loan, (1-month USD CME Term SOFR + 5.50%) 10.931% 2/27/2026[3,4]	720	720
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	54
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	512
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	180	179
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	240	240
American Funds Insurance Series — Page 219 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	USD550	$487
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	3,170	2,759
CommScope Technologies, LLC 6.00% 6/15/2025[1]	924	881
CommScope Technologies, LLC 5.00% 3/15/2027[1]	645	367
CommScope, Inc. 6.00% 3/1/2026[1]	695	650
CommScope, Inc. 8.25% 3/1/2027[1]	652	451
CommScope, Inc. 7.125% 7/1/2028[1]	309	185
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[1,3,4]	10,360	10,405
Entegris Escrow Corp. 4.75% 4/15/2029[1]	370	333
Fair Isaac Corp. 4.00% 6/15/2028[1]	855	765
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4,9]	3,656	3,656
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4,9]	80	80
Gartner, Inc. 4.50% 7/1/2028[1]	1,173	1,072
Gartner, Inc. 3.625% 6/15/2029[1]	19	16
Gartner, Inc. 3.75% 10/1/2030[1]	776	652
Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]	245	231
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	345	291
Hughes Satellite Systems Corp. 5.25% 8/1/2026	410	369
Hughes Satellite Systems Corp. 6.625% 8/1/2026	790	677
Imola Merger Corp. 4.75% 5/15/2029[1]	300	263
McAfee Corp. 7.375% 2/15/2030[1]	685	574
MicroStrategy, Inc. 6.125% 6/15/2028[1]	325	289
NCR Atleos Escrow Corp. 9.50% 4/1/2029[1]	2,120	2,053
NCR Atleos, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 10.068% 3/22/2029[3,4]	355	342
NCR Corp. 5.125% 4/15/2029[1]	1,759	1,552
NCR Corp. 6.125% 9/1/2029[1]	475	488
Open Text Corp. 3.875% 2/15/2028[1]	150	131
Open Text Corp. 3.875% 12/1/2029[1]	170	140
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.166% 1/31/2030[3,4]	352	353
Rocket Software, Inc. 6.50% 2/15/2029[1]	455	376
Synaptics, Inc. 4.00% 6/15/2029[1]	375	310
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.99% 9/29/2028[3,4]	1,248	1,200
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.618% 5/4/2026[3,4]	462	461
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 9.831% 5/4/2026[3,4]	675	678
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.618% 5/3/2027[3,4]	590	590
Unisys Corp. 6.875% 11/1/2027[1]	975	732
Viasat, Inc. 5.625% 9/15/2025[1]	745	689
Viasat, Inc. 5.625% 4/15/2027[1]	50	43
Viasat, Inc. 6.50% 7/15/2028[1]	465	323
Viasat, Inc. 7.50% 5/30/2031[1]	1,369	906
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	187
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5,7,9]	3,110	2,853
Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	366
		42,668
American Funds Insurance Series — Page 220 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 4.50%	Principal amount (000)	Value (000)
Albertsons Companies, Inc. 3.25% 3/15/2026[1]	USD240	$223
Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	851
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	2,933	2,503
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	420
B&G Foods, Inc. 5.25% 4/1/2025	522	513
B&G Foods, Inc. 5.25% 9/15/2027	2,093	1,755
B&G Foods, Inc. 8.00% 9/15/2028[1]	805	807
BJ’s Wholesale Club, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.079% 2/3/2027[3,4]	250	251
Central Garden & Pet Co. 4.125% 10/15/2030	915	764
Central Garden & Pet Co. 4.125% 4/30/2031[1]	880	718
Coty, Inc. 5.00% 4/15/2026[1]	700	673
Coty, Inc. 6.50% 4/15/2026[1]	460	458
Coty, Inc. 4.75% 1/15/2029[1]	2,560	2,311
Coty, Inc. 6.625% 7/15/2030[1]	1,135	1,109
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,570	1,488
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	815	681
H.J. Heinz Co. 3.875% 5/15/2027	275	259
H.J. Heinz Co. 4.375% 6/1/2046	306	239
Ingles Markets, Inc. 4.00% 6/15/2031[1]	990	814
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	2,293	2,093
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,275	2,829
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	2,280	1,952
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	305	256
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.24% 10/1/2026[3,4]	778	778
Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	669
Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	418
Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,135
Post Holdings, Inc. 5.50% 12/15/2029[1]	451	409
Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	2,877
Post Holdings, Inc. 4.50% 9/15/2031[1]	1,350	1,125
Prestige Brands, Inc. 5.125% 1/15/2028[1]	778	725
Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,028
Simmons Foods, Inc. 4.625% 3/1/2029[1]	993	816
TreeHouse Foods, Inc. 4.00% 9/1/2028	1,415	1,183
United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,333	1,782
US Foods, Inc. 4.625% 6/1/2030[1]	460	400
		37,312
Real estate 4.25%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	1,008	730
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	977	680
Boston Properties, LP 3.65% 2/1/2026	172	161
Boston Properties, LP 2.55% 4/1/2032	50	36
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,489	1,368
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	574	479
Cushman & Wakefield U.S. Borrower, LLC 8.875% 9/1/2031[1]	360	349
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.316% 1/31/2030[3,4]	295	293
Forestar Group, Inc. 3.85% 5/15/2026[1]	465	423
Forestar Group, Inc. 5.00% 3/1/2028[1]	92	83
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	425	420
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,171
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,408	1,929
American Funds Insurance Series — Page 221 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	USD2,788	$2,143
Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,616	1,492
Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,124
Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	334
Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	206
Iron Mountain, Inc. 5.25% 7/15/2030[1]	2,880	2,520
Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,535	1,264
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,170	1,668
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,545	1,902
Kennedy-Wilson, Inc. 5.00% 3/1/2031	1,970	1,441
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	740	713
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,534	1,343
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	465	376
MPT Operating Partnership, LP 5.00% 10/15/2027	638	495
MPT Operating Partnership, LP 3.50% 3/15/2031	239	150
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	695
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	566
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	250	226
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	656
Service Properties Trust 4.35% 10/1/2024	265	255
Service Properties Trust 4.50% 3/15/2025	325	305
Service Properties Trust 4.75% 10/1/2026	945	812
Service Properties Trust 4.95% 2/15/2027	876	741
Service Properties Trust 5.50% 12/15/2027	150	128
Service Properties Trust 3.95% 1/15/2028	1,375	1,073
Service Properties Trust 4.95% 10/1/2029	2,029	1,536
Service Properties Trust 4.375% 2/15/2030	195	140
VICI Properties, LP 5.625% 5/1/2024[1]	447	445
VICI Properties, LP 3.50% 2/15/2025[1]	261	250
VICI Properties, LP 4.625% 6/15/2025[1]	620	599
VICI Properties, LP 4.25% 12/1/2026[1]	462	431
VICI Properties, LP 3.875% 2/15/2029[1]	650	562
VICI Properties, LP 4.625% 12/1/2029[1]	90	80
VICI Properties, LP 4.125% 8/15/2030[1]	93	79
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]	405	398
		35,270
Utilities 2.12%
AmeriGas Partners, LP 5.75% 5/20/2027	302	283
Calpine Corp. 4.50% 2/15/2028[1]	150	135
Calpine Corp. 5.125% 3/15/2028[1]	518	462
Calpine Corp. 3.75% 3/1/2031[1]	500	403
DPL, Inc. 4.125% 7/1/2025	555	527
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,8]	1,155	1,113
Enfragen Energia Sur SA 5.375% 12/30/2030	200	140
FirstEnergy Corp. 2.65% 3/1/2030	174	142
FirstEnergy Corp. 2.25% 9/1/2030	980	761
FirstEnergy Corp. 7.375% 11/15/2031	337	368
FirstEnergy Corp. 3.40% 3/1/2050	510	318
FirstEnergy Corp., Series C, 5.10% 7/15/2047	475	404
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	265	230
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	100	79
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	122	120
NRG Energy, Inc. 3.625% 2/15/2031[1]	110	84
American Funds Insurance Series — Page 222 of 274

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 1.70% 11/15/2023	USD300	$298
Pacific Gas and Electric Co. 3.45% 7/1/2025	300	285
Pacific Gas and Electric Co. 3.30% 3/15/2027	195	176
Pacific Gas and Electric Co. 5.45% 6/15/2027	335	323
Pacific Gas and Electric Co. 2.10% 8/1/2027	116	99
Pacific Gas and Electric Co. 3.30% 12/1/2027	124	110
Pacific Gas and Electric Co. 3.75% 7/1/2028	10	9
Pacific Gas and Electric Co. 4.55% 7/1/2030	213	188
Pacific Gas and Electric Co. 2.50% 2/1/2031	393	299
Pacific Gas and Electric Co. 3.25% 6/1/2031	107	85
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	180
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,000	596
PG&E Corp. 5.00% 7/1/2028	2,975	2,698
PG&E Corp. 5.25% 7/1/2030	3,335	2,902
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,192	2,249
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.876% 5/17/2030[3,4]	285	286
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,003
Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	225
		17,580
Total corporate bonds, notes & loans		748,789
U.S. Treasury bonds & notes 0.78% U.S. Treasury 0.78%
U.S. Treasury 3.875% 8/15/2033	2,755	2,603
U.S. Treasury 3.625% 5/15/2053	3,075	2,546
U.S. Treasury 4.125% 8/15/2053	1,470	1,334
		6,483
Mortgage-backed obligations 0.08% Collateralized mortgage-backed obligations 0.08%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,5]	712	630
Bonds & notes of governments & government agencies outside the U.S. 0.01%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	410	117
Total bonds, notes & other debt instruments (cost: $840,363,000)		756,019
Convertible bonds & notes 0.07% Communication services 0.07%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	925	560
Total convertible bonds & notes (cost: $808,000)		560
Common stocks 5.19% Health care 2.55%	Shares
Rotech Healthcare, Inc.[5,9,10]	201,793	21,188
American Funds Insurance Series — Page 223 of 274

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Common stocks (continued) Energy 0.98%	Shares	Value (000)
Chesapeake Energy Corp.	29,829	$2,572
Ascent Resources - Utica, LLC, Class A5,9,10	62,978	2,141
California Resources Corp.	17,202	964
Weatherford International[10]	10,059	909
Altera Infrastructure, LP5,10	9,127	690
Constellation Oil Services Holding SA, Class B-1[5,10]	3,449,949	449
Diamond Offshore Drilling, Inc.[10]	13,372	196
Mesquite Energy, Inc.[5,10]	3,558	151
Denbury, Inc.[10]	880	86
Bighorn Permian Resources, LLC[5]	2,894	— [11]
		8,158
Utilities 0.76%
Talen Energy Corp.[10]	109,720	5,804
PG&E Corp.[10]	28,786	465
		6,269
Information technology 0.64%
Diebold Nixdorf, Inc.[10]	281,243	5,327
Consumer discretionary 0.19%
NMG Parent, LLC[10]	9,965	1,096
MYT Holding Co., Class B10	608,846	457
		1,553
Financials 0.04%
Navient Corp.	20,000	344
Communication services 0.03%
Intelsat SA10	8,182	186
iHeartMedia, Inc., Class A10	22,639	72
		258
Total common stocks (cost: $29,401,000)		43,097
Preferred securities 0.27% Consumer discretionary 0.17%
MYT Holdings, LLC, Series A, 10.00% preferred shares[10]	2,095,904	1,362
Industrials 0.10%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,5,10]	1,022	861
Total preferred securities (cost: $2,933,000)		2,223
Rights & warrants 0.03% Consumer discretionary 0.03%
NMG Parent, LLC, warrants, expire 9/24/2027[10]	27,111	261
American Funds Insurance Series — Page 224 of 274

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Rights & warrants (continued) Communication services 0.00%	Shares	Value (000)
Intelsat Jackson Holdings SA (CVR), Series A10	856	$7
Intelsat Jackson Holdings SA (CVR), Series B10	856	6
		13
Total rights & warrants (cost: $173,000)		274
Short-term securities 2.46% Money market investments 2.46%
Capital Group Central Cash Fund 5.44%[12,13]	204,068	20,405
Total short-term securities (cost: $20,403,000)		20,405
Total investment securities 99.11% (cost: $894,081,000)		822,578
Other assets less liabilities 0.89%		7,355
Net assets 100.00%		$829,933
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	13	1/4/2024	USD2,635	$(7)
5 Year U.S. Treasury Note Futures	Long	5	1/4/2024	527	(4)
10 Year Ultra U.S. Treasury Note Futures	Short	8	12/29/2023	(892)	27
10 Year U.S. Treasury Note Futures	Short	14	12/29/2023	(1,513)	26
30 Year Ultra U.S. Treasury Bond Futures	Short	1	12/29/2023	(119)	9
					$51
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD11,375	$(89)	$(99)	$10
Investments in affiliates13

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 2.46%
Money market investments 2.46%
Capital Group Central Cash Fund 5.44%[12]	$38,565	$145,398	$163,559	$7	$(6)	$20,405	$1,349
American Funds Insurance Series — Page 225 of 274

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Restricted securities9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[5,10]	9/26/2013	$4,331	$21,188	2.55%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4]	9/13/2023	3,583	3,656.44
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,4]	9/13/2023	73	80.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5,7]	6/23/2023	2,995	2,853.34
Ascent Resources - Utica, LLC, Class A5,10	11/15/2016	302	2,141.26
Resorts World Las Vegas, LLC 4.625% 4/16/2029	8/11/2023	252	240.03
Total		$11,536	$30,158	3.63%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $548,988,000, which represented 66.15% of the net assets of the fund.

[2]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $37,259,000, which represented 4.49% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Value determined using significant unobservable inputs.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Step bond; coupon rate may change at a later date.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $30,158,000, which represented 3.63% of the net assets of the fund.

[10]	Security did not produce income during the last 12 months.
[11]	Amount less than one thousand.
[12]	Rate represents the seven-day yield at 9/30/2023.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
GBP = British pounds
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Insurance Series — Page 226 of 274

American Funds Mortgage Fund®
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 97.06% Mortgage-backed obligations 92.36% Federal agency mortgage-backed obligations 89.75%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036[1]	31	30
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	255	197
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	335	259
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	18	14
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	84	70
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	178	147
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	104	86
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	6	6
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	6	6
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	4	3
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	348	277
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	201	166
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	250	206
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	499	399
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	113	91
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2	2
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	347	305
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	28	22
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	32	29
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	19	17
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	24	22
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	8	7
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	4	4
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	91	80
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]	1,153	971
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	50	41
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	19	15
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	289	233
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	374	302
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	5	4
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	118	95
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	73	59
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	148	113
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	12	9
American Funds Insurance Series — Page 227 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	USD209	$160
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	1,648	1,315
Fannie Mae Pool #FM5940 2.00% 2/1/2051[1]	2,488	1,905
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	382	292
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	111	85
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	199	167
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	254	213
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]	57	43
Fannie Mae Pool #FM7957 2.50% 7/1/2051[1]	170	136
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	26	21
Fannie Mae Pool #FM8247 2.50% 8/1/2051[1]	243	193
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	427	342
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	3	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	443	356
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	216	175
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	85	71
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	399	320
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	232	187
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	93	78
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	267	223
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	88	73
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	426	326
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	138	106
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	42	41
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	38	37
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	481	442
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	99	93
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	96	93
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	122	122
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	7,016	6,627
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	81	82
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	47	43
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	54	51
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	63	61
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	322	318
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	956	925
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	71	68
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	445	440
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	409	387
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	184	178
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	100	92
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	671	616
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	2,010	1,944
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	136	115
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	155	132
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	50	40
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	53	49
Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1]	1	1
Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	2	2
Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	573	563
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	2,247	1,736
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	320	265
Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]	879	729
American Funds Insurance Series — Page 228 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	USD96	$76
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	89	71
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	563	450
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
Freddie Mac Pool #760014 2.718% 8/1/2045[1,3]	297	275
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	18	16
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	25	22
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	17	16
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	16	15
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	8	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	25	23
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	47	44
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	25	24
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	17	16
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1,4]	1,432	1,200
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	18	15
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	150	126
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	458	370
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5	4
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	191	146
Freddie Mac Pool #SI2080 2.00% 10/1/2050[1]	199	152
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	543	416
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	207	166
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	335	256
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	309	237
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	79	66
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	244	203
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	86	72
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	77	59
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	64	51
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	42	33
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	18	15
Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	184	159
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	379	319
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,4]	1,106	968
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	8	7
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1,4]	3,203	2,574
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	306	257
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	242	209
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	685	647
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	239	231
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	116	113
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	384	359
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	836	843
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	45	42
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	126	119
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	88	83
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	101	97
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	246	226
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	90	87
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	28	27
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	382	370
American Funds Insurance Series — Page 229 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	USD69	$69
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	66	66
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	43	42
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	30	30
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	237	224
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	1,192	1,153
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	8,134	8,034
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	287
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	95	86
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	87	73
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	179	160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	129	115
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	23	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	107	99
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	29	25
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	17	15
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	242	228
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	13	12
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	320	291
Government National Mortgage Assn. 2.00% 10/1/2053[1,5]	174	138
Government National Mortgage Assn. 3.00% 10/1/2053[1,5]	323	274
Government National Mortgage Assn. 3.50% 10/1/2053[1,5]	5	4
Government National Mortgage Assn. 4.00% 10/1/2053[1,5]	334	301
Government National Mortgage Assn. 4.50% 10/1/2053[1,5]	865	799
Government National Mortgage Assn. 5.00% 10/1/2053[1,5]	440	417
Government National Mortgage Assn. 5.50% 10/1/2053[1,5]	679	659
Government National Mortgage Assn. 4.50% 11/1/2053[1,5]	800	740
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	660	611
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	288	263
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	52	47
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	512	466
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	75	78
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	80	73
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	165	159
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	11
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	82	80
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	126	109
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	192	169
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	88	78
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	904	830
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	41	33
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	709	570
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	91	73
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	572	471
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	356	290
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	197	160
American Funds Insurance Series — Page 230 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	USD170	$138
Government National Mortgage Assn. Pool #AN1825 4.601% 6/20/2065[1]	123	121
Government National Mortgage Assn. Pool #AO0461 4.63% 8/20/2065[1]	40	39
Government National Mortgage Assn. Pool #AO0409 4.59% 12/20/2065[1]	68	67
Government National Mortgage Assn. Pool #AO0385 4.486% 1/20/2066[1]	389	380
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	211	151
Uniform Mortgage-Backed Security 2.50% 10/1/2038[1,5]	450	397
Uniform Mortgage-Backed Security 4.00% 10/1/2038[1,5]	125	118
Uniform Mortgage-Backed Security 3.50% 10/1/2053[1,5]	3,361	2,891
Uniform Mortgage-Backed Security 4.00% 10/1/2053[1,5]	2,080	1,852
Uniform Mortgage-Backed Security 5.00% 10/1/2053[1,5]	3,105	2,930
Uniform Mortgage-Backed Security 6.00% 10/1/2053[1,5]	10,954	10,811
Uniform Mortgage-Backed Security 2.00% 11/1/2053[1,5]	1,350	1,028
Uniform Mortgage-Backed Security 2.50% 11/1/2053[1,5]	2,659	2,114
Uniform Mortgage-Backed Security 3.00% 11/1/2053[1,5]	165	137
Uniform Mortgage-Backed Security 4.50% 11/1/2053[1,5]	6,870	6,310
Uniform Mortgage-Backed Security 5.50% 11/1/2053[1,5]	503	486
Uniform Mortgage-Backed Security 6.50% 11/1/2053[1,5]	3,980	3,996
		92,676
Commercial mortgage-backed securities 1.81%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.102% 5/15/2039[1,3,6]	100	100
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.447% 6/15/2027[1,3,6]	100	100
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[1,3,6]	891	870
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.823% 4/15/2037[1,3,6]	132	131
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,3,6]	379	370
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.577% 10/15/2039[1,3,6]	200	200
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.821% 8/15/2039[1,3]	100	100
		1,871
Collateralized mortgage-backed obligations (privately originated) 0.80%
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,6]	76	73
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,6]	127	123
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,6]	168	152
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,6]	80	66
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,6]	26	22
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,6]	205	156
Mill City Mortgage Trust, Series 15-1, Class M2, 3.763% 6/25/2056[1,3,6]	15	15
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,6]	133	101
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,6]	53	50
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,6]	68	66
		824
Total mortgage-backed obligations		95,371
American Funds Insurance Series — Page 231 of 274

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 3.15% U.S. Treasury 2.39%		Principal amount (000)	Value (000)
U.S. Treasury 0.125% 1/15/2024		USD75	$74
U.S. Treasury 4.25% 5/31/2025		25	25
U.S. Treasury 4.00% 2/15/2026		50	49
U.S. Treasury 4.00% 2/29/2028		480	468
U.S. Treasury 4.125% 7/31/2028		1,250	1,223
U.S. Treasury 1.25% 8/15/2031[4]		443	346
U.S. Treasury 1.875% 2/15/2032		10	8
U.S. Treasury 1.875% 2/15/2041[4]		365	235
U.S. Treasury 1.875% 11/15/2051[4]		65	36
			2,464
U.S. Treasury inflation-protected securities 0.76%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]		313	308
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]		430	421
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]		67	62
			791
Total U.S. Treasury bonds & notes			3,255
Asset-backed obligations 1.55%
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		84	84
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	254
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]		86	82
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		114	114
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		100	86
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]		188	160
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		162	144
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.179% 4/20/2062[1,3,6]		131	129
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	86
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		122	122
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	98
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		243	241
			1,600
Total bonds, notes & other debt instruments (cost: $104,848,000)			100,226
Short-term securities 39.96% Commercial paper 18.71%	Weighted average yield at acquisition
Air Products and Chemicals, Inc. 10/23/2023[6]	5.190%	2,500	2,491
Apple, Inc. 10/17/2023[6]	5.290	1,150	1,147
Chariot Funding, LLC 11/17/2023[6]	5.430	1,500	1,489
CHARTA, LLC 11/1/2023[6]	5.430	2,000	1,990
Eli Lilly and Co. 10/26/2023[6]	5.310	1,500	1,494
Estée Lauder Companies, Inc. 10/11/2023[6]	5.300	1,650	1,647
Kaiser Foundation Hospitals 10/4/2023	5.350	1,200	1,199
Linde, Inc. 10/2/2023	5.230	1,400	1,399
LVMH Moët Hennessy Louis Vuitton, Inc. 11/20/2023[6]	5.370	1,800	1,786
Microsoft Corp. 10/23/2023[6]	4.882	2,000	1,993
Paccar Financial Corp. 10/5/2023	5.310	1,200	1,199
Wal-Mart Stores, Inc. 11/14/2023[6]	5.330	1,500	1,490
			19,324
American Funds Insurance Series — Page 232 of 274

unaudited
Short-term securities (continued) Federal agency bills & notes 16.90%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Farm Credit Banks 12/12/2023	5.310%	USD2,700	$2,672
Federal Home Loan Bank 10/4/2023	5.265	1,000	1,000
Federal Home Loan Bank 10/6/2023	5.266	3,000	2,998
Federal Home Loan Bank 10/25/2023	5.280	2,200	2,193
Federal Home Loan Bank 11/8/2023	5.280	2,445	2,432
Federal Home Loan Bank 11/15/2023	5.290	2,100	2,086
Federal Home Loan Bank 11/17/2023	5.287	1,000	993
Federal Home Loan Bank 11/30/2023	5.340	1,113	1,103
Federal Home Loan Bank 1/19/2024	5.340	2,000	1,968
			17,445
U.S. Treasury bills 4.35%
U.S. Treasury 10/12/2023	5.090	2,000	1,997
U.S. Treasury 10/19/2023	5.138	1,500	1,496
U.S. Treasury 11/16/2023	5.304	1,000	994
			4,487
Total short-term securities (cost: $41,258,000)			41,256
Total investment securities 137.02% (cost: $146,106,000)			141,482
Other assets less liabilities (37.02)%			(38,224)
Net assets 100.00%			$103,258
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
3 Month SOFR Futures	Short	1	3/20/2024	USD(236)	$— [2]
3 Month SOFR Futures	Long	11	6/20/2024	2,602	(1)
2 Year U.S. Treasury Note Futures	Long	172	1/4/2024	34,866	(102)
5 Year U.S. Treasury Note Futures	Long	84	1/4/2024	8,850	(82)
10 Year U.S. Treasury Note Futures	Long	142	12/29/2023	15,345	(272)
10 Year Ultra U.S. Treasury Note Futures	Long	29	12/29/2023	3,235	(107)
20 Year U.S. Treasury Bond Futures	Short	59	12/29/2023	(6,713)	389
30 Year Ultra U.S. Treasury Bond Futures	Long	18	12/29/2023	2,137	(167)
					$(342)
American Funds Insurance Series — Page 233 of 274

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD1,156	$(2)	$—	$(2)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	1,694	(3)	—	(3)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	2,400	(5)	—	(5)
SOFR	Annual	3.41%	Annual	7/28/2045	1,300	144	—	144
						$134	$—	$134

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,088,000, which represented 1.05% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,359,000, which represented 18.75% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations
Assn. = Association
CME = CME Group
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 234 of 274

Ultra-Short Bond Fund
Investment portfolio
September 30, 2023
unaudited

Short-term securities 97.82% Commercial paper 70.89%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Apple, Inc. 10/2/2023[1]	5.270%	USD12,000	$11,995
Bank of Montreal 10/23/2023[1]	5.400	4,000	3,986
BNG Bank NV 10/27/2023[1]	5.006	12,000	11,950
British Columbia (Province of) 11/30/2023	5.400	9,950	9,858
Chariot Funding, LLC 10/10/2023[1]	5.420	4,900	4,892
Chariot Funding, LLC 11/17/2023[1]	5.430	7,000	6,948
CHARTA, LLC 1/16/2024[1]	5.500	9,000	8,850
DNB Bank ASA 10/13/2023[1]	5.338	6,500	6,487
Eli Lilly and Co. 10/26/2023[1]	5.310	10,000	9,960
Export Development Canada 10/3/2023	5.212	12,000	11,993
Fairway Finance Company, LLC 11/27/2023[1]	5.470	10,000	9,911
Henkel of America, Inc. 10/26/2023[1]	5.300	13,000	12,948
Kaiser Foundation Hospitals 10/4/2023	5.350	6,851	6,846
Komatsu Finance America, Inc. 10/10/2023[1]	5.330	5,000	4,992
Komatsu Finance America, Inc. 10/19/2023[1]	5.300	5,500	5,484
Liberty Street Funding, LLC 10/25/2023[1]	5.133	10,000	9,961
Linde, Inc. 10/2/2023	5.230	2,800	2,799
Microsoft Corp. 10/23/2023[1]	4.882	10,000	9,965
Nederlandse Waterschapsbank NV 11/1/2023[1]	5.009	9,000	8,956
Nordea Bank AB 10/18/2023[1]	5.380	8,900	8,875
Oesterreich Kontrollbank 1/22/2024	5.400	12,000	11,793
Old Line Funding, LLC 10/11/2023[1]	5.332	10,000	9,982
OMERS Finance Trust 11/14/2023	5.400	12,500	12,414
Oversea-Chinese Banking Corp., Ltd. 1/24/2024[1]	5.484	10,000	9,821
Paccar Financial Corp. 11/6/2023	5.310	8,000	7,955
Procter & Gamble Co. 11/13/2023[1]	5.340	1,600	1,590
Procter & Gamble Co. 1/2/2024[1]	5.350	11,300	11,144
Regents of the University of California 11/16/2023	5.400	7,700	7,644
Toyota Industries Commercial Finance, Inc. 11/14/2023[1]	5.340	10,000	9,931
United Overseas Bank, Ltd. 10/18/2023[1]	5.275	10,000	9,972
Wal-Mart Stores, Inc. 11/8/2023[1]	5.233	11,500	11,432
			271,334
U.S. Treasury bills 15.88%
U.S. Treasury 10/12/2023	5.090	15,000	14,978
U.S. Treasury 10/19/2023	5.138	11,000	10,973
U.S. Treasury 11/2/2023	5.157	5,000	4,977
U.S. Treasury 11/7/2023	5.026	30,000	29,843
			60,771
Federal agency bills & notes 11.05% Discount bills & notes 8.44%
Federal Farm Credit Banks 12/12/2023	5.310	2,300	2,276
Federal Home Loan Bank 10/4/2023	5.265	5,700	5,698
Federal Home Loan Bank 10/6/2023	5.266	3,500	3,498
Federal Home Loan Bank 10/20/2023	5.192	10,000	9,974
American Funds Insurance Series — Page 235 of 274

unaudited
Short-term securities (continued) Federal agency bills & notes (continued) Discount bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 11/15/2023	5.290%	USD4,200	$4,173
Federal Home Loan Bank 11/17/2023	5.287	1,150	1,142
Federal Home Loan Bank 12/20/2023	5.321	5,600	5,535
			32,296
Interest bearing bills & notes 2.61%	Coupon rate
Federal Home Loan Bank (USD-SOFR + 0.02%) 11/9/2023[2]	5.330	10,000	10,001
			42,297
Total short-term securities (cost: $374,460,000)			374,402
Total investment securities 97.82% (cost: $374,460,000)			374,402
Other assets less liabilities 2.18%			8,353
Net assets 100.00%			$382,755

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $200,032,000, which represented 52.26% of the net assets of the fund.

[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Insurance Series — Page 236 of 274

U.S. Government Securities Fund®
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 97.79% Mortgage-backed obligations 62.95% Federal agency mortgage-backed obligations 62.95%	Principal amount (000)	Value (000)
Fannie Mae Pool #406607 6.50% 8/1/2024[1]	USD2	$2
Fannie Mae Pool #735070 6.50% 10/1/2024[1]	— [2]	— [2]
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	33	33
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	33	33
Fannie Mae Pool #257431 6.50% 10/1/2028[1]	2	2
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	1	— [2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	598	549
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,278	1,171
Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	11
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	13
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	14	13
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	5	5
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	19	19
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	8	8
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	31,783	25,631
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	321	312
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	176	171
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	32	31
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	149	146
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	24	22
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	110	106
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	14	14
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,786	2,217
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	9	9
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,286	1,027
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	17
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	833	665
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	5	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	8	7
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	35	31
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	59	52
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	4,166	3,661
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	49	43
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	16	14
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	8	7
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	6
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	130	118
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	3,005	2,641
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	39	34
American Funds Insurance Series — Page 237 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	USD74	$67
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	97	88
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	31	28
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	16	15
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,077	947
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	411	361
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	104	91
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	531	468
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	302	265
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,343	2,810
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	398	332
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	870	702
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	229	191
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	71	59
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	543	434
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	182	147
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	344	287
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,814	1,447
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	217	166
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	235	196
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	76	58
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	1,044	809
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	888	680
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10	8
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	5
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	5,255	4,413
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,544	1,234
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	185	149
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	666	533
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	48	37
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	339	283
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,204	965
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	786	662
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,248	1,877
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	350	292
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	728	556
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	191	153
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,606	3,036
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	3,105	2,769
Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	61	58
Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	55	52
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	1,935	1,667
Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	3,005	2,762
Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	58	54
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	760	699
Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	987	909
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	925	851
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	721	698
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	654	633
Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	103	100
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	242	243
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,891	2,657
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,623	2,592
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	412	399
American Funds Insurance Series — Page 238 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	USD920	$920
Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	1,055	1,042
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	983	972
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	3,122	3,019
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	477	483
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	539	521
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,258	2,230
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	4,509	4,362
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	3,333	3,225
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,468	3,425
Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,342	2,317
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,157	2,134
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,551	1,536
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	3,153	2,898
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	397	365
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	14,178	13,714
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	499	458
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	25,170	24,345
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,344	1,077
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	435	401
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,3]	115	114
Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	1	1
Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
Freddie Mac Pool #1H1354 4.577% 11/1/2036[1,3]	42	42
Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	255	249
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	594	580
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	747	595
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	728	582
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,721	1,374
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	10,472	8,594
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	27	24
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	29	25
Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	140	129
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	190	168
Freddie Mac Pool #760014 2.718% 8/1/2045[1,3]	252	233
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	49	43
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	69	61
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,837	6,187
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	48	43
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	48	42
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	37	32
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	34	30
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	31	27
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	20	17
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	15	14
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	14	12
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,295	1,177
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	69	63
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	65	59
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	27	24
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	17	15
American Funds Insurance Series — Page 239 of 274

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	USD101	$92
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	6,468	5,846
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	188	176
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	101	95
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	69	65
Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	20	19
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	167	147
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	48	42
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	365	321
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	188	166
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	75	62
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	405	337
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	2,771	2,123
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	2,068	1,656
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	35	27
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	59	45
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,801	2,146
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	282	234
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	157	132
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	2,124	1,770
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	235	196
Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	13,472	10,838
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	468	359
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	502	403
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	314	261
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	314	251
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	148	124
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	3,186	2,682
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	12,931	11,313
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	190	164
Freddie Mac Pool #8D0226 2.535% 5/1/2052[1,3]	484	417
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	22,627	19,481
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	199	183
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	809	764
Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	55	52
Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	51	48
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	945	869
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	227	209
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	136	125
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	11,364	10,737
Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,624	3,332
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,505	3,222
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	91	84
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,200	1,121
Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	987	909
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,299	2,224
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	5,383	5,431
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	1,013	980
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	969	957
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	497	491
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	92	85
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,102	1,066
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	640	619
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	8,822	8,713
American Funds Insurance Series — Page 240 of 274

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	USD2,009	$1,984
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	2,926	2,830
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	17,774	17,555
Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	4,508	4,455
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	2,275	2,248
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	973	962
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	487	482
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	466	461
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	301	298
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	211	210
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,696	2,719
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,308	2,327
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	2,188	2,215
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	2,127	2,159
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,459	1,484
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	1,122	1,134
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	797	801
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	588	598
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	25,893	25,045
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	30,729	30,351
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	24,805	24,499
Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	16,000	15,109
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,363	1,332
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,707
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	4,247	3,812
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	788	632
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	320	269
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	4,240	3,786
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,869	3,453
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	871	705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,237	1,077
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	459	423
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,932	3,352
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	225	208
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	716	609
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	524	480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,953	1,780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	692	589
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	374	318
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	USD1,672	$1,496
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	3,903	3,675
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	16,985	15,881
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	4,416	3,962
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,229	1,066
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	340
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	4,300	3,911
Government National Mortgage Assn. 2.00% 10/1/2053[1,4]	1,635	1,293
Government National Mortgage Assn. 2.50% 10/1/2053[1,4]	3,353	2,741
Government National Mortgage Assn. 3.00% 10/1/2053[1,4]	1,305	1,106
Government National Mortgage Assn. 3.50% 10/1/2053[1,4]	10,500	9,198
Government National Mortgage Assn. 4.00% 10/1/2053[1,4]	11,750	10,587
Government National Mortgage Assn. 4.50% 10/1/2053[1,4]	5,259	4,859
Government National Mortgage Assn. 5.00% 10/1/2053[1,4]	4,105	3,890
Government National Mortgage Assn. 5.50% 10/1/2053[1,4]	4,635	4,498
Government National Mortgage Assn. 4.50% 11/1/2053[1,4]	5,700	5,270
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	76	78
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	17	17
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	150	158
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	28	27
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	179	175
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	76	78
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,277	2,292
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	772	759
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	523	492
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	18	15
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	5,287	4,251
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	745	597
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	4,064	3,344
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,451	2,812
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,878	1,532
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,207	984
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	830	667
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	440	315
Uniform Mortgage-Backed Security 2.00% 10/1/2038[1,4]	115	99
Uniform Mortgage-Backed Security 2.50% 10/1/2038[1,4]	2,275	2,005
Uniform Mortgage-Backed Security 4.00% 10/1/2038[1,4]	920	868
Uniform Mortgage-Backed Security 2.00% 11/1/2038[1,4]	1,000	859
Uniform Mortgage-Backed Security 3.50% 10/1/2053[1,4]	28,900	24,856
Uniform Mortgage-Backed Security 4.00% 10/1/2053[1,4]	17,328	15,429
Uniform Mortgage-Backed Security 5.00% 10/1/2053[1,4]	44,024	41,537
Uniform Mortgage-Backed Security 6.00% 10/1/2053[1,4]	78,786	77,758
Uniform Mortgage-Backed Security 6.50% 10/1/2053[1,4]	109,795	110,301
Uniform Mortgage-Backed Security 2.00% 11/1/2053[1,4]	9,620	7,327
Uniform Mortgage-Backed Security 2.50% 11/1/2053[1,4]	4,191	3,332
Uniform Mortgage-Backed Security 3.00% 11/1/2053[1,4]	6,183	5,121
Uniform Mortgage-Backed Security 3.50% 11/1/2053[1,4]	50	43
Uniform Mortgage-Backed Security 4.50% 11/1/2053[1,4]	35,537	32,641
Uniform Mortgage-Backed Security 5.50% 11/1/2053[1,4]	2,204	2,130
Uniform Mortgage-Backed Security 6.00% 11/1/2053[1,4]	25,500	25,155
Uniform Mortgage-Backed Security 6.50% 11/1/2053[1,4]	42,029	42,197
Total mortgage-backed obligations		925,556
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 29.73% U.S. Treasury 24.27%	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 11/30/2023	USD— [2]	$— [2]
U.S. Treasury 0.125% 12/15/2023	1,934	1,914
U.S. Treasury 2.25% 12/31/2023	1,332	1,322
U.S. Treasury 0.125% 1/15/2024	2,830	2,788
U.S. Treasury 1.50% 2/29/2024	369	363
U.S. Treasury 1.75% 7/31/2024	14,390	13,956
U.S. Treasury 3.00% 7/31/2024	1,820	1,783
U.S. Treasury 4.125% 1/31/2025	2,906	2,861
U.S. Treasury 4.625% 2/28/2025	30,265	29,992
U.S. Treasury 3.875% 3/31/2025	7,070	6,929
U.S. Treasury 3.875% 4/30/2025	4,615	4,521
U.S. Treasury 2.75% 5/15/2025	7,459	7,176
U.S. Treasury 3.125% 8/15/2025	390	376
U.S. Treasury 3.50% 9/15/2025	28,000	27,183
U.S. Treasury 3.00% 9/30/2025	2,235	2,149
U.S. Treasury 4.625% 3/15/2026	11,050	10,974
U.S. Treasury 4.50% 7/15/2026	1,610	1,595
U.S. Treasury 1.25% 12/31/2026	8,665	7,762
U.S. Treasury 0.50% 4/30/2027	3,700	3,191
U.S. Treasury 3.50% 1/31/2028	7,373	7,039
U.S. Treasury 4.00% 2/29/2028	7,860	7,658
U.S. Treasury 3.625% 5/31/2028	27,900	26,746
U.S. Treasury 4.00% 6/30/2028	6,907	6,723
U.S. Treasury 1.00% 7/31/2028	970	818
U.S. Treasury 4.125% 7/31/2028	17,685	17,303
U.S. Treasury 2.625% 7/31/2029	9,309	8,355
U.S. Treasury 3.75% 5/31/2030	700	665
U.S. Treasury 3.75% 6/30/2030	32,030	30,406
U.S. Treasury 2.75% 8/15/2032	8,095	7,010
U.S. Treasury 3.50% 2/15/2033	14,341	13,162
U.S. Treasury 3.875% 8/15/2033	14,670	13,860
U.S. Treasury 4.50% 8/15/2039[5]	14,830	14,350
U.S. Treasury 4.625% 2/15/2040	1,155	1,131
U.S. Treasury 1.125% 5/15/2040	3,350	1,923
U.S. Treasury 3.875% 5/15/2043	820	713
U.S. Treasury 2.50% 2/15/2045	4,850	3,291
U.S. Treasury 2.50% 2/15/2046	3,900	2,614
U.S. Treasury 2.50% 5/15/2046	5,400	3,613
U.S. Treasury 2.875% 11/15/2046	2,700	1,937
U.S. Treasury 3.00% 2/15/2049	300	219
U.S. Treasury 2.875% 5/15/2049	6,300	4,490
U.S. Treasury 2.25% 8/15/2049	1,635	1,017
U.S. Treasury 1.25% 5/15/2050[5]	18,640	8,782
U.S. Treasury 1.375% 8/15/2050	4,330	2,110
U.S. Treasury 1.625% 11/15/2050[5]	26,165	13,701
U.S. Treasury 1.875% 2/15/2051	6,672	3,734
U.S. Treasury 2.375% 5/15/2051	7,460	4,730
U.S. Treasury 2.00% 8/15/2051	5,226	3,014
U.S. Treasury 1.875% 11/15/2051	3,164	1,761
U.S. Treasury 2.875% 5/15/2052	3,740	2,648
U.S. Treasury 3.00% 8/15/2052	895	651
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 11/15/2052	USD7,319	$6,485
U.S. Treasury 4.125% 8/15/2053	8,070	7,325
		356,819
U.S. Treasury inflation-protected securities 5.46%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	3,505	3,445
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]	12,596	12,313
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]	5,929	5,659
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[6]	20,860	19,980
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[6]	6,464	6,128
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]	10,732	9,983
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]	5,756	5,285
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[6]	7,766	7,541
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[6]	1,026	872
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]	3,191	2,674
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]	133	128
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[5,6]	1,414	1,071
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]	1,649	1,198
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6]	304	224
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[6]	346	203
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[6]	5,013	2,788
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]	1,497	821
		80,313
Total U.S. Treasury bonds & notes		437,132
Federal agency bonds & notes 5.11%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	245	235
Fannie Mae 7.125% 1/15/2030[5]	2,000	2,256
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,095
Federal Home Loan Bank 5.50% 7/15/2036	300	321
Private Export Funding Corp. 3.55% 1/15/2024	3,190	3,169
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,576
Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,442
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,693
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,708
Tennessee Valley Authority 5.88% 4/1/2036	875	934
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	217
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	796	713
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,134
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,597	1,628
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024	2,250	2,200
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,640	2,534
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,625	2,487
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	11,482	10,760
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,856	3,584
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,650	2,427
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	2,482	2,270
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,475	2,245
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,377	2,089
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	2,059	1,834
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	651	577
		75,128
Total bonds, notes & other debt instruments (cost: $1,534,786,000)		1,437,816
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Short-term securities 32.82% Commercial paper 17.05%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 10/23/2023[7]	5.190%	USD20,500	$20,427
Apple, Inc. 10/17/2023[7]	5.290	29,000	28,923
Cabot Trail Funding, LLC 10/17/2023[7]	5.450	10,800	10,771
Chariot Funding, LLC 10/3/2023[7]	5.380	20,000	19,988
Chariot Funding, LLC 11/17/2023[7]	5.430	15,000	14,890
CRC Funding, LLC 1/17/2024[7]	5.510	30,000	29,493
Kaiser Foundation Hospitals 10/11/2023	5.350	10,189	10,171
Komatsu Finance America, Inc. 10/10/2023[7]	5.330	10,000	9,984
Linde, Inc. 10/2/2023	5.230	13,100	13,094
Linde, Inc. 10/3/2023	5.280	10,200	10,194
Microsoft Corp. 10/23/2023[7]	4.882	18,000	17,936
Microsoft Corp. 11/3/2023[7]	5.310	10,000	9,948
Paccar Financial Corp. 10/10/2023	5.310	10,000	9,984
Paccar Financial Corp. 11/8/2023	5.330	10,000	9,941
Procter & Gamble Co. 11/7/2023[7]	5.340	20,000	19,887
Procter & Gamble Co. 11/13/2023[7]	5.340	5,200	5,166
Procter & Gamble Co. 11/14/2023[7]	5.320	10,000	9,934
			250,731
Federal agency bills & notes 12.70%
Federal Farm Credit Banks 12/12/2023	5.310	10,000	9,896
Federal Home Loan Bank 10/6/2023	5.266	43,600	43,575
Federal Home Loan Bank 10/27/2023	5.285	14,000	13,949
Federal Home Loan Bank 11/8/2023	5.280	53,000	52,712
Federal Home Loan Bank 11/15/2023	5.290	35,000	34,774
Federal Home Loan Bank 11/17/2023	5.287	22,050	21,901
Federal Home Loan Bank 1/19/2024	5.340	10,000	9,839
			186,646
U.S. Treasury bills 3.07%
U.S. Treasury 10/12/2023	5.090	10,000	9,985
U.S. Treasury 10/19/2023	5.138	10,500	10,474
U.S. Treasury 11/2/2023	4.527	24,780	24,667
			45,126
Total short-term securities (cost: $482,555,000)			482,503
Total investment securities 130.61% (cost: $2,017,341,000)			1,920,319
Total options written (equity style)† 0.00%			(11)
Other assets less liabilities (30.61)%			(449,997)
Net assets 100.00%			$1,470,311
†Options written (equity style)

Options on futures
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
Put
5 Year U.S. Treasury Note Futures Option	25	USD(3)	USD104.50	11/24/2023	$(11)
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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
30 Day Federal Funds Futures	Short	10	11/1/2023	USD(3,945)	$(2)
30 Day Federal Funds Futures	Short	518	12/1/2023	(204,259)	(1)
3 Month SOFR Futures	Long	1,495	12/20/2023	353,680	(17,751)
3 Month SOFR Futures	Short	571	3/20/2024	(134,970)	6,509
3 Month SOFR Futures	Long	97	6/20/2024	22,946	(11)
3 Month SOFR Futures	Long	82	9/18/2024	19,437	(109)
3 Month SOFR Futures	Short	256	3/19/2025	(61,062)	2,114
2 Year U.S. Treasury Note Futures	Long	4,255	1/4/2024	862,535	(2,485)
5 Year U.S. Treasury Note Futures	Long	2,498	1/4/2024	263,188	(2,191)
10 Year U.S. Treasury Note Futures	Long	1,272	12/29/2023	137,455	(2,423)
10 Year Ultra U.S. Treasury Note Futures	Short	290	12/29/2023	(32,353)	976
20 Year U.S. Treasury Bond Futures	Short	763	12/29/2023	(86,815)	5,006
30 Year Ultra U.S. Treasury Bond Futures	Long	226	12/29/2023	26,823	(2,116)
					$(12,484)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD17,898	$(37)	$—	$(37)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	26,222	(54)	—	(54)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	35,800	(74)	—	(74)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(2,577)	—	(2,577)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	3,269	—	3,269
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	(339)	—	(339)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,698	(53)	—	(53)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	(258)	—	(258)
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,636	—	1,636
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,636	—	1,636
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	1,849	—	1,849
SOFR	Annual	3.916%	Annual	7/11/2025	46,800	925	—	925
4.912%	Annual	SOFR	Annual	8/24/2025	14,030	(29)	—	(29)
4.8189%	Annual	SOFR	Annual	8/25/2025	14,010	(53)	—	(53)
4.8195%	Annual	SOFR	Annual	9/1/2025	10,300	(37)	—	(37)
4.265%	Annual	SOFR	Annual	2/16/2026	4,777	(61)	—	(61)
4.27%	Annual	SOFR	Annual	2/16/2026	9,620	(121)	—	(121)
4.3005%	Annual	SOFR	Annual	2/17/2026	1,989	(24)	—	(24)
4.288%	Annual	SOFR	Annual	2/17/2026	2,021	(25)	—	(25)
4.3035%	Annual	SOFR	Annual	2/17/2026	2,874	(34)	—	(34)
4.2675%	Annual	SOFR	Annual	2/17/2026	2,771	(35)	—	(35)
4.2515%	Annual	SOFR	Annual	2/17/2026	2,847	(37)	—	(37)
3.45%	Annual	SOFR	Annual	2/1/2028	12,500	(478)	—	(478)
3.47%	Annual	SOFR	Annual	2/2/2028	11,600	(434)	—	(434)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	10,222	—	10,222
American Funds Insurance Series — Page 246 of 274

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	$(166)	$—	$(166)
3.275%	Annual	SOFR	Annual	4/18/2030	2,600	(152)	—	(152)
3.353%	Annual	SOFR	Annual	4/19/2030	2,600	(141)	—	(141)
3.342%	Annual	SOFR	Annual	4/19/2030	2,600	(143)	—	(143)
3.344%	Annual	SOFR	Annual	4/20/2030	2,600	(142)	—	(142)
3.128%	Annual	SOFR	Annual	4/28/2030	2,600	(174)	—	(174)
3.285%	Annual	SOFR	Annual	5/1/2030	2,500	(146)	—	(146)
3.259%	Annual	SOFR	Annual	5/1/2030	2,600	(155)	—	(155)
3.186%	Annual	SOFR	Annual	5/9/2030	2,600	(166)	—	(166)
3.215%	Annual	SOFR	Annual	5/10/2030	2,500	(156)	—	(156)
3.29%	Annual	SOFR	Annual	5/19/2030	3,100	(181)	—	(181)
3.31%	Annual	SOFR	Annual	6/9/2030	26,800	(1,539)	—	(1,539)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	3,377	—	3,377
4.0135%	Annual	SOFR	Annual	8/21/2033	1,185	(24)	—	(24)
SOFR	Annual	4.061%	Annual	8/24/2033	3,230	54	—	54
SOFR	Annual	3.9519%	Annual	8/25/2033	3,225	82	—	82
SOFR	Annual	3.8275%	Annual	9/1/2033	2,300	81	—	81
SOFR	Annual	3.175%	Annual	2/1/2038	16,000	1,094	—	1,094
3.065%	Annual	SOFR	Annual	4/7/2040	12,300	(1,748)	—	(1,748)
SOFR	Annual	3.045%	Annual	7/27/2050	3,600	600	—	600
SOFR	Annual	2.85282%	Annual	12/6/2052	540	107	—	107
SOFR	Annual	2.93542%	Annual	12/6/2052	550	102	—	102
SOFR	Annual	3.01413%	Annual	1/12/2053	1,402	240	—	240
SOFR	Annual	3.02%	Annual	1/12/2053	1,400	239	—	239
SOFR	Annual	2.974%	Annual	4/17/2053	800	143	—	143
SOFR	Annual	3.044%	Annual	4/18/2053	800	133	—	133
SOFR	Annual	3.0875%	Annual	4/19/2053	800	127	—	127
SOFR	Annual	3.1035%	Annual	4/19/2053	800	125	—	125
SOFR	Annual	3.0895%	Annual	4/20/2053	800	127	—	127
SOFR	Annual	2.9405%	Annual	4/28/2053	800	147	—	147
SOFR	Annual	3.0535%	Annual	5/1/2053	1,600	264	—	264
SOFR	Annual	3.085%	Annual	5/9/2053	900	144	—	144
SOFR	Annual	3.1135%	Annual	5/10/2053	800	124	—	124
SOFR	Annual	3.1605%	Annual	5/19/2053	1,000	147	—	147
						$17,201	$—	$17,201
American Funds Insurance Series — Page 247 of 274

unaudited

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,151,000, which represented 1.17% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $197,347,000, which represented 13.42% of the net assets of the fund.

Key to abbreviations
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 248 of 274

Managed Risk Growth Fund
Investment portfolio
September 30, 2023
unaudited

Growth funds 84.97%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,553,459	$396,333
Total growth funds (cost: $365,870,000)		396,333
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,059,182	46,646
Total fixed income funds (cost: $48,697,000)		46,646
Short-term securities 3.80%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[1]	17,714,181	17,714
Total short-term securities (cost: $17,714,000)		17,714
Options purchased 0.19%
Options purchased*		890
Total options purchased (cost: $2,526,000)		890
Total investment securities 98.96% (cost: $434,807,000)		461,583
Other assets less liabilities 1.04%		4,838
Net assets 100.00%		$466,421
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	70	USD30,016	USD2,775.00	12/15/2023	$16
S&P 500 Index	70	30,016	2,800.00	12/15/2023	17
S&P 500 Index	50	21,440	2,825.00	12/15/2023	12
S&P 500 Index	100	42,881	2,850.00	12/15/2023	25
S&P 500 Index	110	47,169	2,875.00	12/15/2023	31
S&P 500 Index	35	15,008	2,900.00	12/15/2023	10
S&P 500 Index	30	12,864	2,950.00	12/15/2023	10
S&P 500 Index	65	27,872	3,150.00	12/15/2023	29
S&P 500 Index	10	4,288	3,225.00	12/15/2023	5
S&P 500 Index	35	15,008	3,250.00	12/15/2023	19
S&P 500 Index	145	62,177	3,275.00	12/15/2023	86
S&P 500 Index	20	8,576	3,350.00	12/15/2023	14
S&P 500 Index	90	38,593	3,225.00	3/15/2024	167
S&P 500 Index	75	32,161	3,250.00	3/15/2024	144
S&P 500 Index	30	12,864	3,275.00	3/15/2024	54
American Funds Insurance Series — Page 249 of 274

unaudited
*Options purchased (continued)

Put (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	40	USD17,152	USD3,300.00	3/15/2024	$74
S&P 500 Index	45	19,296	3,325.00	3/15/2024	98
S&P 500 Index	35	15,008	3,350.00	3/15/2024	79
					$890
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	38	12/1/2023	USD4,004	$(36)
Japanese Yen Currency Futures	Short	1	12/1/2023	(85)	2
FTSE 100 Index Futures	Short	4	12/1/2023	(373)	— [2]
British Pound Currency Futures	Short	5	12/1/2023	(382)	5
Mini MSCI Emerging Market Index Futures	Short	18	12/1/2023	(860)	18
Russell 2000 Mini Index Futures	Short	23	12/1/2023	(2,068)	39
Euro Stoxx 50 Index Futures	Short	80	12/1/2023	(3,547)	30
Euro Currency Futures	Short	28	12/1/2023	(3,714)	33
S&P Mid 400 E-mini Index Futures	Short	36	12/1/2023	(9,074)	142
S&P 500 E-mini Index Futures	Short	372	12/1/2023	(80,454)	1,866
					$2,099
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.97%
American Funds Insurance Series – Growth Fund, Class 1	$387,467	$99,955	$146,354	$(27,034)	$82,299	$396,333	$780	$22,902
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,197	39,571	25,675	(881)	(566)	46,646	286	—
Total 94.97%				$(27,915)	$81,733	$442,979	$1,066	$22,902

[1]	Rate represents the seven-day yield at 9/30/2023.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 250 of 274

Managed Risk International Fund
Investment portfolio
September 30, 2023
unaudited

Growth funds 85.06%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,231,346	$100,387
Total growth funds (cost: $99,340,000)		100,387
Fixed income funds 10.01%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,281,437	11,815
Total fixed income funds (cost: $12,330,000)		11,815
Short-term securities 3.75%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[1]	4,429,529	4,430
Total short-term securities (cost: $4,430,000)		4,430
Options purchased 0.12%
Options purchased*		137
Total options purchased (cost: $487,000)		137
Total investment securities 98.94% (cost: $116,587,000)		116,769
Other assets less liabilities 1.06%		1,248
Net assets 100.00%		$118,017
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
iShares MSCI EAFE ETF	1,800	USD12,406	USD54.00	12/15/2023	$23
iShares MSCI EAFE ETF	3,900	26,879	55.00	12/15/2023	43
iShares MSCI EAFE ETF	700	4,824	56.00	12/15/2023	7
iShares MSCI EAFE ETF	200	1,378	57.00	12/15/2023	3
iShares MSCI EAFE ETF	1,200	8,270	54.00	3/15/2024	43
iShares MSCI EAFE ETF	400	2,757	56.00	3/15/2024	18
					$137
American Funds Insurance Series — Page 251 of 274

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	11	12/1/2023	USD1,159	$(10)
S&P 500 E-mini Index Futures	Short	41	12/1/2023	(8,867)	281
Mini MSCI Emerging Market Index Futures	Short	215	12/1/2023	(10,272)	296
MSCI EAFE Index Futures	Short	183	12/1/2023	(18,680)	486
					$1,053
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.06%
American Funds Insurance Series – International Fund, Class 1	$106,435	$17,195	$29,435	$(7,822)	$14,014	$100,387	$259	$—
Fixed income funds 10.01%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,527	4,510	4,980	(454)	212	11,815	73	—
Total 95.07%				$(8,276)	$14,226	$112,202	$332	$—

[1]	Rate represents the seven-day yield at 9/30/2023.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 252 of 274

Managed Risk Washington
Mutual Investors Fund
Investment portfolio
September 30, 2023
unaudited

Growth-and-income funds 85.00%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	19,637,654	$259,610
Total growth-and-income funds (cost: $265,734,000)		259,610
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,162,968	30,554
Total fixed income funds (cost: $32,822,000)		30,554
Short-term securities 4.65%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[1]	14,211,898	14,212
Total short-term securities (cost: $14,212,000)		14,212
Options purchased 0.26%
Options purchased*		777
Total options purchased (cost: $2,031,000)		777
Total investment securities 99.91% (cost: $314,799,000)		305,153
Other assets less liabilities 0.09%		280
Net assets 100.00%		$305,433
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	80	USD34,305	USD2,775.00	12/15/2023	$18
S&P 500 Index	100	42,881	2,800.00	12/15/2023	24
S&P 500 Index	50	21,440	2,825.00	12/15/2023	12
S&P 500 Index	55	23,584	2,850.00	12/15/2023	13
S&P 500 Index	90	38,593	2,875.00	12/15/2023	26
S&P 500 Index	35	15,008	2,900.00	12/15/2023	10
S&P 500 Index	40	17,152	3,150.00	12/15/2023	18
S&P 500 Index	25	10,720	3,225.00	12/15/2023	13
S&P 500 Index	10	4,288	3,250.00	12/15/2023	5
S&P 500 Index	10	4,288	3,275.00	12/15/2023	6
S&P 500 Index	20	8,576	3,350.00	12/15/2023	14
S&P 500 Index	245	105,057	3,250.00	3/15/2024	472
S&P 500 Index	30	12,864	3,325.00	3/15/2024	65
American Funds Insurance Series — Page 253 of 274

unaudited
*Options purchased (continued)

Put (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	15	USD6,432	USD3,350.00	3/15/2024	$34
S&P 500 Index	20	8,576	3,375.00	3/15/2024	47
					$777
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	27	12/1/2023	USD2,845	$(25)
S&P Mid 400 E-mini Index Futures	Short	1	12/1/2023	(252)	1
Euro Currency Futures	Short	2	12/1/2023	(265)	(1)
Euro Stoxx 50 Index Futures	Short	6	12/1/2023	(266)	(2)
FTSE 100 Index Futures	Short	4	12/1/2023	(373)	1
British Pound Currency Futures	Short	5	12/1/2023	(382)	(1)
S&P 500 E-mini Index Futures	Short	58	12/1/2023	(12,544)	27
					$— [2]
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.00%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$274,603	$30,870	$57,668	$(6,997)	$18,802	$259,610	$1,303	$2,476
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,319	9,621	10,343	(1,184)	141	30,554	185	—
Total 95.00%				$(8,181)	$18,943	$290,164	$1,488	$2,476

[1]	Rate represents the seven-day yield at 9/30/2023.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 254 of 274

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2023
unaudited

Growth-and-income funds 79.67%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	30,649,344	$1,624,109
Total growth-and-income funds (cost: $1,647,594,000)		1,624,109
Fixed income funds 14.94%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,029,550	304,532
Total fixed income funds (cost: $328,630,000)		304,532
Short-term securities 4.89%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[1]	99,627,691	99,628
Total short-term securities (cost: $99,628,000)		99,628
Options purchased 0.43%
Options purchased*		8,803
Total options purchased (cost: $21,275,000)		8,803
Total investment securities 99.93% (cost: $2,097,127,000)		2,037,072
Other assets less liabilities 0.07%		1,434
Net assets 100.00%		$2,038,506
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	765	USD328,036	USD2,775.00	12/15/2023	$176
S&P 500 Index	780	334,468	2,800.00	12/15/2023	191
S&P 500 Index	765	328,036	2,825.00	12/15/2023	187
S&P 500 Index	725	310,884	2,850.00	12/15/2023	177
S&P 500 Index	800	343,044	2,875.00	12/15/2023	228
S&P 500 Index	115	49,312	2,900.00	12/15/2023	34
S&P 500 Index	25	10,720	2,950.00	12/15/2023	8
S&P 500 Index	350	150,082	3,150.00	12/15/2023	154
S&P 500 Index	20	8,576	3,225.00	12/15/2023	10
S&P 500 Index	170	72,897	3,250.00	12/15/2023	92
S&P 500 Index	175	75,041	3,275.00	12/15/2023	103
S&P 500 Index	300	128,641	3,350.00	12/15/2023	204
S&P 500 Index	3,030	1,299,279	3,250.00	3/15/2024	5,833
S&P 500 Index	75	32,160	3,300.00	3/15/2024	139
S&P 500 Index	335	143,650	3,325.00	3/15/2024	732
American Funds Insurance Series — Page 255 of 274

unaudited
*Options purchased (continued)

Put (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	145	USD62,177	USD3,350.00	3/15/2024	$325
S&P 500 Index	90	38,592	3,375.00	3/15/2024	210
					$8,803
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
S&P 500 E-mini Index Futures	Long	118	12/1/2023	USD25,520	$(24)
5 Year U.S. Treasury Note Futures	Long	61	12/1/2023	6,427	(57)
Japanese Yen Currency Futures	Short	2	12/1/2023	(169)	1
Russell 2000 Mini Index Futures	Short	6	12/1/2023	(540)	(1)
Mini MSCI Emerging Market Index Futures	Short	28	12/1/2023	(1,338)	— [2]
British Pound Currency Futures	Short	24	12/1/2023	(1,831)	(5)
FTSE 100 Index Futures	Short	20	12/1/2023	(1,863)	5
Euro Stoxx 50 Index Futures	Short	59	12/1/2023	(2,616)	(16)
Euro Currency Futures	Short	20	12/1/2023	(2,653)	(1)
S&P Mid 400 E-mini Index Futures	Short	22	12/1/2023	(5,545)	38
					$(60)
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.67%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,677,875	$229,020	$381,785	$43,149	$55,850	$1,624,109	$6,066	$89,386
Fixed income funds 14.94%
American Funds Insurance Series – The Bond Fund of America, Class 1	314,614	83,425	86,924	(16,189)	9,606	304,532	1,898	—
Total 94.61%				$26,960	$65,456	$1,928,641	$7,964	$89,386

[1]	Rate represents the seven-day yield at 9/30/2023.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 256 of 274

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2023
unaudited

Asset allocation funds 94.99%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,486,352	$1,913,943
Total asset allocation funds (cost: $2,011,240,000)		1,913,943
Short-term securities 4.99%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[1]	100,572,227	100,572
Total short-term securities (cost: $100,572,000)		100,572
Options purchased 0.03%
Options purchased*		541
Total options purchased (cost: $2,209,000)		541
Total investment securities 100.01% (cost: $2,114,021,000)		2,015,056
Other assets less liabilities (0.01)%		(292)
Net assets 100.00%		$2,014,764
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	55	USD23,584	USD2,775.00	12/15/2023	$13
S&P 500 Index	145	62,177	2,800.00	12/15/2023	35
S&P 500 Index	75	32,161	2,825.00	12/15/2023	18
S&P 500 Index	125	53,601	2,850.00	12/15/2023	31
S&P 500 Index	150	64,321	2,875.00	12/15/2023	43
S&P 500 Index	70	30,016	2,900.00	12/15/2023	21
S&P 500 Index	60	25,728	3,225.00	12/15/2023	30
S&P 500 Index	20	8,576	3,250.00	12/15/2023	11
S&P 500 Index	30	12,864	3,275.00	12/15/2023	18
S&P 500 Index	30	12,864	3,350.00	12/15/2023	20
S&P 500 Index	90	38,593	3,250.00	3/15/2024	173
S&P 500 Index	50	21,440	3,425.00	3/15/2024	128
					$541
American Funds Insurance Series — Page 257 of 274

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	450	12/1/2023	USD47,412	$(415)
British Pound Currency Futures	Short	4	12/1/2023	(305)	1
FTSE 100 Index Futures	Short	4	12/1/2023	(373)	— [2]
Russell 2000 Mini Index Futures	Short	6	12/1/2023	(540)	(1)
Euro Currency Futures	Short	6	12/1/2023	(796)	2
Euro Stoxx 50 Index Futures	Short	19	12/1/2023	(842)	(1)
Mini MSCI Emerging Market Index Futures	Short	19	12/1/2023	(908)	7
S&P Mid 400 E-mini Index Futures	Short	14	12/1/2023	(3,528)	19
S&P 500 E-mini Index Futures	Short	127	12/1/2023	(27,467)	107
					$(281)
Investments in affiliates3

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.99%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,084,270	$178,742	$349,354	$6,957	$(6,672)	$1,913,943	$10,281	$77,368

[1]	Rate represents the seven-day yield at 9/30/2023.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Page 258 of 274

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
American Funds Insurance Series — Page 259 of 274

unaudited
The following table presents the average month-end notional amounts of options contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options on futures	Options on equity indexes	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$26,200	$10,270	$4,267	$2,230*
Capital Income Builder	Not applicable	Not applicable	103,629	Not applicable	42,634	6,190
Asset Allocation Fund	Not applicable	Not applicable	3,099,137	Not applicable	511,749	81,324
Global Balanced Fund	Not applicable	Not applicable	33,154	36,572	37,482	1,871
The Bond Fund of America	Not applicable	Not applicable	5,719,504	91,520	753,121	183,242
Capital World Bond Fund	Not applicable	Not applicable	523,382	494,602	362,435	77,166
American High-Income Trust	Not applicable	Not applicable	9,462	Not applicable	Not applicable	11,365
American Funds Mortgage Fund	Not applicable	Not applicable	61,683	Not applicable	5,446	Not applicable
U.S. Government Securities Fund	$3,000	Not applicable	2,221,497	Not applicable	758,311	Not applicable
Managed Risk Growth Fund	Not applicable	$311,058	110,478	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	68,410	10,472	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	Not applicable	283,428	20,247	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	Not applicable	3,069,732	177,244	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	314,207	135,611	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Insurance Series — Page 260 of 274

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2023 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,203,133	$564,073	$—	$1,767,206
Health care	730,701	499,769	—	1,230,470
Consumer discretionary	624,177	424,880	—	1,049,057
Financials	345,556	412,584	— *	758,140
Industrials	183,202	385,608	—	568,810
Materials	232,564	85,347	—	317,911
Communication services	235,714	68,876	—	304,590
Consumer staples	165,586	127,870	—	293,456
Energy	210,731	70,341	— *	281,072
Utilities	12,493	—	—	12,493
Real estate	3,919	—	—	3,919
Preferred securities	—	93,908	—	93,908
Short-term securities	274,252	—	—	274,252
Total	$4,222,028	$2,733,256	$— *	$6,955,284
*
Amount less than one thousand.
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$180,584	$381,148	$—	$561,732
Consumer discretionary	337,314	176,621	—	513,935
Information technology	267,971	164,205	923	433,099
Health care	297,251	122,204	—	419,455
Financials	97,858	202,586	—	300,444
Materials	32,760	82,960	—	115,720
Real estate	39,637	53,444	—	93,081
Communication services	41,872	50,111	—	91,983
Energy	28,132	29,389	—	57,521
Utilities	19,443	22,291	—	41,734
Consumer staples	17,879	10,338	—	28,217
Preferred securities	—	—	19,975	19,975
Rights & warrants	—	5,877	—	5,877
Short-term securities	230,649	—	—	230,649
Total	$1,591,350	$1,301,174	$20,898	$2,913,422
American Funds Insurance Series — Page 261 of 274

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,109,856	$330,951	$3,734	$6,444,541
Communication services	6,136,082	—	—	6,136,082
Consumer discretionary	4,895,107	493,850	—	5,388,957
Health care	4,692,189	208,820	45,222	4,946,231
Industrials	3,636,347	252,992	2,603	3,891,942
Financials	2,399,721	37,942	—	2,437,663
Energy	1,838,068	—	—	1,838,068
Consumer staples	1,258,967	15,215	—	1,274,182
Materials	842,656	30,167	—	872,823
Utilities	259,193	—	—	259,193
Real estate	148,548	—	—	148,548
Preferred securities	—	—	99,469	99,469
Rights & warrants	—	—	— *	— *
Convertible bonds & notes	—	—	2,721	2,721
Bonds, notes & other debt instruments	—	5,118	—	5,118
Short-term securities	1,161,121	—	—	1,161,121
Total	$33,377,855	$1,375,055	$153,749	$34,906,659
*
Amount less than one thousand.
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$48,389	$988,164	$—	$1,036,553
Health care	14,695	841,536	—	856,231
Information technology	330,841	516,282	5,140	852,263
Materials	337,438	472,246	—	809,684
Consumer discretionary	159,839	518,532	—	678,371
Financials	107,970	531,308	—	639,278
Energy	229,329	382,481	—	611,810
Communication services	—	281,576	—	281,576
Consumer staples	13,071	239,500	—	252,571
Utilities	—	76,642	—	76,642
Real estate	—	39,270	—	39,270
Preferred securities	7,085	30,453	470	38,008
Rights & warrants	—	8,686	— *	8,686
Short-term securities	475,344	—	—	475,344
Total	$1,724,001	$4,926,676	$5,610	$6,656,287
*
Amount less than one thousand.
American Funds Insurance Series — Page 262 of 274

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$110,315	$334,304	$— *	$444,619
Information technology	231,166	194,679	411	426,256
Industrials	119,128	280,138	—	399,266
Health care	167,463	225,452	—	392,915
Consumer discretionary	104,667	233,218	—	337,885
Materials	138,997	90,991	— *	229,988
Consumer staples	65,075	134,710	— *	199,785
Communication services	88,102	108,743	—	196,845
Energy	47,333	73,461	— *	120,794
Real estate	12,696	39,667	—	52,363
Utilities	12,307	21,754	—	34,061
Preferred securities	9,097	4,803	6,767	20,667
Rights & warrants	28	2,062	—	2,090
Convertible bonds & notes	—	193	—	193
Bonds, notes & other debt instruments	—	123,856	—	123,856
Short-term securities	184,977	294	—	185,271
Total	$1,291,351	$1,868,325	$7,178	$3,166,854

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$367	$—	$—	$367
Unrealized appreciation on open forward currency contracts	—	178	—	178
Liabilities:
Unrealized depreciation on futures contracts	(62)	—	—	(62)
Unrealized depreciation on open forward currency contracts	—	(223)	—	(223)
Unrealized depreciation on centrally cleared interest rate swaps	—	(99)	—	(99)
Unrealized depreciation on bilateral interest rate swaps	—	(24)	—	(24)
Total	$305	$(168)	$—	$137
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund

As of September 30, 2023, all of the fund’s investment securities were classified as Level 1.
American Funds Insurance Series — Page 263 of 274

unaudited
Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$213,372	$103,488	$—	$316,860
Health care	179,232	82,847	—	262,079
Industrials	98,355	133,036	—	231,391
Financials	76,493	101,896	— *	178,389
Consumer discretionary	89,517	73,228	—	162,745
Consumer staples	55,067	61,812	—	116,879
Materials	54,947	54,852	—	109,799
Energy	76,880	26,492	— *	103,372
Communication services	62,867	35,860	—	98,727
Utilities	20,634	15,526	—	36,160
Real estate	6,064	3,172	—	9,236
Preferred securities	16	1,741	—	1,757
Bonds, notes & other debt instruments	—	7,649	—	7,649
Short-term securities	80,292	—	—	80,292
Total	$1,013,736	$701,599	$— *	$1,715,335
*
Amount less than one thousand.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,572,418	$411,627	$—	$6,984,045
Industrials	4,972,400	343,294	—	5,315,694
Health care	4,097,535	546,850	—	4,644,385
Financials	3,847,254	—	—	3,847,254
Communication services	2,964,308	—	—	2,964,308
Consumer discretionary	2,537,096	228,999	—	2,766,095
Consumer staples	1,518,360	381,531	—	1,899,891
Energy	1,323,144	—	—	1,323,144
Utilities	1,064,557	80,307	—	1,144,864
Materials	997,328	—	—	997,328
Real estate	387,912	—	—	387,912
Convertible stocks	23,349	—	—	23,349
Bonds, notes & other debt instruments	—	5,588	—	5,588
Short-term securities	1,741,817	—	—	1,741,817
Total	$32,047,478	$1,998,196	$—	$34,045,674
American Funds Insurance Series — Page 264 of 274

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$3,492	$48,747	$— *	$52,239
Industrials	6,708	33,999	—	40,707
Information technology	2,167	29,391	—	31,558
Consumer discretionary	2,519	28,844	—	31,363
Health care	1,571	29,327	—	30,898
Consumer staples	7,849	22,465	—	30,314
Energy	8,481	13,158	— *	21,639
Communication services	1,757	16,013	—	17,770
Materials	8,506	8,122	— *	16,628
Utilities	1,032	5,892	—	6,924
Real estate	1,408	3,928	—	5,336
Preferred securities	301	242	—	543
Rights & warrants	—	94	—	94
Bonds, notes & other debt instruments	—	963	—	963
Short-term securities	16,065	—	—	16,065
Total	$61,856	$241,185	$— *	$303,041
*
Amount less than one thousand.
American Funds Insurance Series — Page 265 of 274

unaudited
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$82,536	$65,254	$— *	$147,790
Health care	87,186	33,850	—	121,036
Consumer staples	56,308	52,308	—	108,616
Industrials	54,728	37,827	—	92,555
Information technology	74,858	16,318	—	91,176
Energy	55,438	21,625	— *	77,063
Utilities	35,361	32,067	—	67,428
Real estate	47,952	9,736	—	57,688
Consumer discretionary	22,161	20,200	—	42,361
Communication services	16,767	18,333	—	35,100
Materials	16,642	11,710	—	28,352
Preferred securities	427	—	—	427
Rights & warrants	5	—	—	5
Convertible stocks	1,886	—	—	1,886
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	95,885	88	95,973
U.S. Treasury bonds & notes	—	71,601	—	71,601
Corporate bonds, notes & loans	—	22,764	—	22,764
Asset-backed obligations	—	10,033	—	10,033
Bonds & notes of governments & government agencies outside the U.S.	—	728	—	728
Municipals	—	226	—	226
Investment funds	32,347	—	—	32,347
Short-term securities	106,366	—	—	106,366
Total	$690,968	$520,465	$88	$1,211,521

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$638	$—	$638
Unrealized appreciation on centrally cleared credit default swaps	—	81	—	81
Liabilities:
Unrealized depreciation on futures contracts	(1,247)	—	—	(1,247)
Unrealized depreciation on centrally cleared interest rate swaps	—	(340)	—	(340)
Total	$(1,247)	$379	$—	$(868)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 266 of 274

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,974,576	$9,958	$—	$2,984,534
Health care	2,152,003	146,602	19,335	2,317,940
Financials	1,864,157	69,995	— *	1,934,152
Consumer discretionary	1,390,437	193,523	—	1,583,960
Industrials	1,463,143	48,798	—	1,511,941
Communication services	1,320,805	—	—	1,320,805
Consumer staples	958,904	92,171	—	1,051,075
Materials	1,015,262	—	—	1,015,262
Energy	924,208	—	1,282	925,490
Real estate	157,984	—	—	157,984
Utilities	59,833	—	—	59,833
Preferred securities	—	—	379	379
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	50,695	50,695
Convertible bonds & notes	—	2,424	—	2,424
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,162,042	—	2,162,042
Mortgage-backed obligations	—	2,097,284	—	2,097,284
Corporate bonds, notes & loans	—	1,621,079	3,159	1,624,238
Asset-backed obligations	—	510,308	5,930	516,238
Bonds & notes of governments & government agencies outside the U.S.	—	39,706	—	39,706
Municipals	—	35,229	—	35,229
Investment funds	1,300,528	—	—	1,300,528
Short-term securities	2,868,100	—	—	2,868,100
Total	$18,449,940	$7,029,119	$80,780	$25,559,839

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$19,909	$—	$—	$19,909
Unrealized appreciation on centrally cleared interest rate swaps	—	4,053	—	4,053
Liabilities:
Unrealized depreciation on futures contracts	(17,926)	—	—	(17,926)
Unrealized depreciation on centrally cleared interest rate swaps	—	(51)	—	(51)
Unrealized depreciation on centrally cleared credit default swaps	—	(110)	—	(110)
Total	$1,983	$3,892	$—	$5,875
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 267 of 274

unaudited
American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$32,246	$4,722	$—	$36,968
Health care	19,586	15,190	—	34,776
Industrials	18,820	11,558	—	30,378
Financials	11,095	16,839	—	27,934
Consumer staples	4,128	15,586	—	19,714
Energy	10,085	5,062	—	15,147
Materials	8,772	5,496	—	14,268
Utilities	6,411	5,353	—	11,764
Communication services	10,416	1,265	—	11,681
Consumer discretionary	6,499	4,654	—	11,153
Real estate	1,618	3,017	—	4,635
Preferred securities	54	304	—	358
Convertible stocks	1,033	—	—	1,033
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	55,873	—	55,873
U.S. Treasury bonds & notes	—	20,869	—	20,869
Corporate bonds, notes & loans	—	18,147	—	18,147
Mortgage-backed obligations	—	16,484	—	16,484
Asset-backed obligations	—	1,333	—	1,333
Federal agency bonds & notes	—	249	—	249
Municipals	—	121	—	121
Investment funds	4,352	—	—	4,352
Short-term securities	32,413	1,546	—	33,959
Total	$167,528	$203,668	$—	$371,196

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$414	$—	$—	$414
Unrealized appreciation on open forward currency contracts	—	599	—	599
Unrealized appreciation on centrally cleared interest rate swaps	—	204	—	204
Unrealized appreciation on centrally cleared credit default swaps	—	— [1]	—	— [1]
Liabilities:
Unrealized depreciation on futures contracts	(320)	—	—	(320)
Unrealized depreciation on open forward currency contracts	—	(560)	—	(560)
Unrealized depreciation on centrally cleared interest rate swaps	—	(424)	—	(424)
Total	$94	$(181)	$—	$(87)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
American Funds Insurance Series — Page 268 of 274

unaudited
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,994,784	$1,486	$3,996,270
Corporate bonds, notes & loans	—	3,412,165	—	3,412,165
U.S. Treasury bonds & notes	—	1,918,129	—	1,918,129
Asset-backed obligations	—	509,600	9,744	519,344
Municipals	—	149,569	—	149,569
Bonds & notes of governments & government agencies outside the U.S.	—	125,237	—	125,237
Federal agency bonds & notes	—	11,113	—	11,113
Common stocks	—	16	—	16
Short-term securities	2,537,827	—	—	2,537,827
Total	$2,537,827	$10,120,613	$11,230	$12,669,670

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$40,616	$—	$—	$40,616
Unrealized appreciation on open forward currency contracts	—	507	—	507
Unrealized appreciation on centrally cleared interest rate swaps	—	5,773	—	5,773
Unrealized appreciation on centrally cleared credit default swaps	—	85	—	85
Liabilities:
Unrealized depreciation on futures contracts	(59,903)	—	—	(59,903)
Unrealized depreciation on open forward currency contracts	—	(65)	—	(65)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,957)	—	(3,957)
Total	$(19,287)	$2,343	$—	$(16,944)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 269 of 274

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$284,827	$—	$284,827
Japanese yen	—	101,567	—	101,567
British pounds	—	68,630	—	68,630
Chinese yuan renminbi	—	51,501	—	51,501
Mexican pesos	—	36,070	—	36,070
South Korean won	—	32,240	—	32,240
Canadian dollars	—	27,893	—	27,893
Brazilian reais	—	27,650	—	27,650
Australian dollars	—	25,808	—	25,808
Indonesian rupiah	—	25,194	—	25,194
South African rand	—	13,232	—	13,232
Colombian pesos	—	7,502	—	7,502
Danish kroner	—	5,882	—	5,882
New Zealand dollars	—	3,806	—	3,806
Chilean pesos	—	3,170	—	3,170
Malaysian ringgits	—	2,117	—	2,117
Indian rupees	—	1,110	—	1,110
Romanian leu	—	1,041	—	1,041
Polish zloty	—	974	—	974
Norwegian kroner	—	535	—	535
Ukrainian hryvnia	—	183	118	301
U.S. dollars	—	568,181	185	568,366
Convertible bonds & notes	—	1,158	—	1,158
Preferred securities	—	—	41	41
Common stocks	30	169	267	466
Investment funds	48,739	—	—	48,739
Short-term securities	152,003	21,942	—	173,945
Total	$200,772	$1,312,382	$611	$1,513,765

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,916	$—	$—	$3,916
Unrealized appreciation on open forward currency contracts	—	8,338	—	8,338
Unrealized appreciation on centrally cleared interest rate swaps	—	1,825	—	1,825
Liabilities:
Unrealized depreciation on futures contracts	(3,762)	—	—	(3,762)
Unrealized depreciation on open forward currency contracts	—	(7,201)	—	(7,201)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,358)	—	(5,358)
Unrealized depreciation on centrally cleared credit default swaps	—	(93)	—	(93)
Total	$154	$(2,489)	$—	$(2,335)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 270 of 274

unaudited
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$744,812	$3,977	$748,789
U.S. Treasury bonds & notes	—	6,483	—	6,483
Mortgage-backed obligations	—	—	630	630
Bonds & notes of governments & government agencies outside the U.S.	—	117	—	117
Convertible bonds & notes	—	560	—	560
Common stocks	11,412	7,066	24,619	43,097
Preferred securities	—	1,362	861	2,223
Rights & warrants	—	274	—	274
Short-term securities	20,405	—	—	20,405
Total	$31,817	$760,674	$30,087	$822,578

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$62	$—	$—	$62
Unrealized appreciation on centrally cleared credit default swaps	—	10	—	10
Liabilities:
Unrealized depreciation on futures contracts	(11)	—	—	(11)
Total	$51	$10	$—	$61
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2023 (dollars in thousands):
	Beginning value at 1/1/2023	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 9/30/2023
Investment securities	$34,480	$2,087	$6,084	$(5,749)	$1,231	$(1,797)	$(6,249)	$30,087
Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2023								$(630)
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 271 of 274

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$4,607	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	10%	10%	Decrease
		Yield analysis	Yield	12.7%	12.7%	Decrease
Common stocks	24,619	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Risk discount	40%	40%	Decrease
			Vendor price	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/EBITDA multiple	7.3x - 7.5x	7.3x	Increase
			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			Price/Book Value multiple	0.4x	0.4x	Increase
			DLOM	15% - 16%	16%	Decrease
Preferred securities	861	Market comparable companies	EV/EBITDA multiple	3.6x	3.6x	Increase
			DLOM	15%	15%	Decrease
	$30,087
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CapEx = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$95,371	$—	$95,371
U.S. Treasury bonds & notes	—	3,255	—	3,255
Asset-backed obligations	—	1,600	—	1,600
Short-term securities	—	41,256	—	41,256
Total	$—	$141,482	$—	$141,482

American Funds Insurance Series — Page 272 of 274

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$389	$—	$—	$389
Unrealized appreciation on centrally cleared interest rate swaps	—	144	—	144
Liabilities:
Unrealized depreciation on futures contracts	(731)	—	—	(731)
Unrealized depreciation on centrally cleared interest rate swaps	—	(10)	—	(10)
Total	$(342)	$134	$—	$(208)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

As of September 30, 2023, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$925,556	$—	$925,556
U.S. Treasury bonds & notes	—	437,132	—	437,132
Federal agency bonds & notes	—	75,128	—	75,128
Short-term securities	—	482,503	—	482,503
Total	$—	$1,920,319	$—	$1,920,319

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,605	$—	$—	$14,605
Unrealized appreciation on centrally cleared interest rate swaps	—	26,994	—	26,994
Liabilities:
Unrealized depreciation on options written on futures	(1)	—	—	(1)
Unrealized depreciation on futures contracts	(27,089)	—	—	(27,089)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,793)	—	(9,793)
Total	$(12,485)	$17,201	$—	$4,716
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund

As of September 30, 2023, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

As of September 30, 2023, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 273 of 274

unaudited
Managed Risk Washington Mutual Investors Fund

As of September 30, 2023, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

As of September 30, 2023, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

As of September 30, 2023, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
INGEFP3-998-1123O-S96438
American Funds Insurance Series — Page 274 of 274